UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Fundamental Large Cap Core Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The U.S. financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March.

In response to the sell-off, the U.S. Federal Reserve acted quickly with a broad array of actions to limit the economic damage from the pandemic, including up to $2.3 trillion in lending to support households, employers, financial markets, and state and local governments. These steps, along with the passage of an estimated $2 trillion federal economic stimulus bill, helped lift the markets during the final month of the period.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Large Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
15	Financial highlights
26	Notes to financial statements
35	Statement regarding liquidity risk management
38	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charge)
S&P 500 Index
Morningstar large blend fund category average
-4.93
-3.16
-5.86
-3.56
0.86
-2.84
4.94
9.04
6.48
6.82
9.12
6.53
9.14
11.69
9.44
6 month (cumulative)
1 year
3 year
5 year
10 year

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses and sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/2020 (%)

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

Amazon.com, Inc.	8.6
Apple, Inc.	7.2
Facebook, Inc., Class A	5.4
Alphabet, Inc., Class A	4.9
Lennar Corp., A Shares	4.4
Cheniere Energy, Inc.	4.3
Anheuser-Busch InBev SA, ADR	4.1
Morgan Stanley	3.4
Bank of America Corp.	3.2
Workday, Inc., Class A	3.1
TOTAL	48.6
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-8.37	5.73	8.58	-9.68	32.11	127.81
Class B	-9.08	5.70	8.49	-10.03	31.92	125.82
Class C	-5.26	6.02	8.32	-6.24	33.93	122.36
Class I1	-3.33	7.09	9.45	-4.81	40.82	146.76
Class R1[1]	-3.92	6.41	8.75	-5.11	36.40	131.28
Class R2[1,2]	-3.70	6.67	9.06	-5.00	38.08	138.07
Class R3[1]	-3.80	6.53	8.85	-5.04	37.19	133.46
Class R4[1]	-3.45	6.93	9.25	-4.88	39.80	142.13
Class R5[1]	-3.25	7.15	9.49	-4.79	41.22	147.61
Class R6[1,2]	-3.21	7.21	9.50	-4.75	41.63	147.73
Class NAV[1,2]	-3.20	7.07	9.27	-4.74	40.70	142.64
Index†	0.86	9.12	11.69	-3.16	54.74	202.21

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2021, and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class NAV
Gross (%)	1.03	1.78	1.78	0.78	1.43	1.18	1.33	1.03	0.73	0.68	0.67
Net (%)	1.02	1.77	1.77	0.77	1.42	1.17	1.32	0.92	0.72	0.67	0.66

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P 500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	4-30-10	22,582	22,582	30,221
Class C3	4-30-10	22,236	22,236	30,221
Class I1	4-30-10	24,676	24,676	30,221
Class R1[1]	4-30-10	23,128	23,128	30,221
Class R2[1,2]	4-30-10	23,807	23,807	30,221
Class R3[1]	4-30-10	23,346	23,346	30,221
Class R4[1]	4-30-10	24,213	24,213	30,221
Class R5[1]	4-30-10	24,761	24,761	30,221
Class R6[1,2]	4-30-10	24,773	24,773	30,221
Class NAV[1,2]	4-30-10	24,264	24,264	30,221

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectuses.
2	Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11; Class NAV shares were first offered on 2-8-17. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs,
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	6

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 950.70	$5.00	1.03%
	Hypothetical example	1,000.00	1,019.70	5.17	1.03%
Class B	Actual expenses/actual returns	1,000.00	947.10	8.62	1.78%
	Hypothetical example	1,000.00	1,016.00	8.92	1.78%
Class C	Actual expenses/actual returns	1,000.00	947.10	8.62	1.78%
	Hypothetical example	1,000.00	1,016.00	8.92	1.78%
Class I	Actual expenses/actual returns	1,000.00	951.90	3.79	0.78%
	Hypothetical example	1,000.00	1,021.00	3.92	0.78%
Class R1	Actual expenses/actual returns	1,000.00	948.90	6.69	1.38%
	Hypothetical example	1,000.00	1,018.00	6.92	1.38%
Class R2	Actual expenses/actual returns	1,000.00	950.00	5.67	1.17%
	Hypothetical example	1,000.00	1,019.00	5.87	1.17%
Class R3	Actual expenses/actual returns	1,000.00	949.60	6.11	1.26%
	Hypothetical example	1,000.00	1,018.60	6.32	1.26%
Class R4	Actual expenses/actual returns	1,000.00	951.20	4.46	0.92%
	Hypothetical example	1,000.00	1,020.30	4.62	0.92%
Class R5	Actual expenses/actual returns	1,000.00	952.10	3.49	0.72%
	Hypothetical example	1,000.00	1,021.30	3.62	0.72%
Class R6	Actual expenses/actual returns	1,000.00	952.50	3.25	0.67%
	Hypothetical example	1,000.00	1,021.50	3.37	0.67%
Class NAV	Actual expenses/actual returns	1,000.00	952.60	3.20	0.66%
	Hypothetical example	1,000.00	1,021.60	3.32	0.66%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
7	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 98.6%		$4,484,731,670
(Cost $3,369,724,427)
Communication services 18.4%		838,497,791
Entertainment 3.9%
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,712,673	119,510,944
The Walt Disney Company	529,593	57,275,483
Interactive media and services 11.4%
Alphabet, Inc., Class A (A)	165,884	223,395,983
CarGurus, Inc. (A)	2,121,987	48,551,063
Facebook, Inc., Class A (A)	1,201,520	245,963,159
Media 3.1%
Comcast Corp., Class A	1,451,961	54,637,292
Fox Corp., Class A	7,355	190,274
Fox Corp., Class B	3,480,970	88,973,593
Consumer discretionary 17.4%		791,630,878
Household durables 5.8%
Lennar Corp., A Shares	3,952,032	197,878,242
Tempur Sealy International, Inc. (A)	1,230,723	66,151,361
Internet and direct marketing retail 8.6%
Amazon.com, Inc. (A)	157,454	389,541,196
Leisure products 1.2%
Polaris, Inc.	809,021	57,383,860
Specialty retail 1.2%
CarMax, Inc. (A)	738,913	54,420,942
Textiles, apparel and luxury goods 0.6%
Ralph Lauren Corp.	355,859	26,255,277
Consumer staples 6.4%		291,288,320
Beverages 4.7%
Anheuser-Busch InBev SA, ADR	3,966,059	184,501,065
Diageo PLC, ADR	200,488	27,797,661
Food products 1.7%
Danone SA	1,133,328	78,989,594
Energy 5.5%		247,886,126
Energy equipment and services 1.2%
Baker Hughes Company	3,724,493	51,956,677
Oil, gas and consumable fuels 4.3%
Cheniere Energy, Inc. (A)	4,196,390	195,929,449
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	8

	Shares	Value
Financials 18.0%		$816,663,621
Banks 8.8%
Bank of America Corp.	6,046,424	145,416,497
Citigroup, Inc.	2,331,543	113,219,728
First Republic Bank	22,521	2,348,715
JPMorgan Chase & Co.	1,042,719	99,850,771
Wells Fargo & Company	1,343,215	39,020,396
Capital markets 7.1%
Morgan Stanley	3,874,960	152,789,673
State Street Corp.	1,062,179	66,959,764
The Goldman Sachs Group, Inc.	567,773	104,140,924
Consumer finance 2.1%
American Express Company	730,452	66,653,745
Synchrony Financial	1,327,105	26,263,408
Health care 6.7%		307,006,967
Biotechnology 1.2%
Alnylam Pharmaceuticals, Inc. (A)	417,339	54,963,546
Health care equipment and supplies 1.4%
Danaher Corp.	395,888	64,711,852
Health care providers and services 3.1%
UnitedHealth Group, Inc.	482,848	141,218,555
Pharmaceuticals 1.0%
Bristol-Myers Squibb Company	758,313	46,113,014
Industrials 4.6%		210,777,392
Aerospace and defense 1.8%
General Dynamics Corp.	458,484	59,887,180
Raytheon Technologies Corp.	340,292	22,054,325
Building products 0.1%
Carrier Global Corp. (A)	340,292	6,026,571
Machinery 1.0%
Caterpillar, Inc.	310,247	36,106,546
Otis Worldwide Corp. (A)	170,146	8,662,133
Road and rail 1.7%
Union Pacific Corp.	488,395	78,040,637
Information technology 18.4%		835,435,765
IT services 1.4%
Visa, Inc., Class A	339,956	60,756,936
Semiconductors and semiconductor equipment 3.7%
Analog Devices, Inc.	451,972	49,536,131
Broadcom, Inc.	97,580	26,504,680
Intel Corp.	735,556	44,118,649
9	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
KLA Corp.	293,280	$48,124,315
Software 6.1%
Microsoft Corp.	751,180	134,618,968
Workday, Inc., Class A (A)	929,832	143,101,145
Technology hardware, storage and peripherals 7.2%
Apple, Inc.	1,118,703	328,674,941
Materials 0.8%		35,827,762
Chemicals 0.8%
LyondellBasell Industries NV, Class A	618,253	35,827,762
Real estate 2.4%		109,717,048
Equity real estate investment trusts 2.4%
American Tower Corp.	460,996	109,717,048

	Par value^	Value
Short-term investments 0.2%		$7,688,000
(Cost $7,688,000)
Repurchase agreement 0.2%		7,688,000
Repurchase Agreement with State Street Corp. dated 4-30-20 at 0.000% to be repurchased at $7,688,000 on 5-1-20, collateralized by $7,560,000 U.S. Treasury Notes, 2.625% due 6-15-20 (valued at $7,842,283)	7,688,000	7,688,000

Total investments (Cost $3,377,412,427) 98.8%	$4,492,419,670
Other assets and liabilities, net 1.2%	55,978,767
Total net assets 100.0%	$4,548,398,437

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $3,396,791,020. Net unrealized appreciation aggregated to $1,095,628,650, of which $1,342,534,582 related to gross unrealized appreciation and $246,905,932 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	10

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,377,412,427)	$4,492,419,670
Cash	50
Dividends receivable	3,780,988
Receivable for fund shares sold	2,754,027
Receivable for investments sold	61,715,335
Other assets	208,877
Total assets	4,560,878,947
Liabilities
Payable for investments purchased	583
Payable for fund shares repurchased	9,193,697
Payable to affiliates
Investment management fees	2,126,332
Accounting and legal services fees	224,995
Transfer agent fees	219,063
Distribution and service fees	339,359
Trustees' fees	7,804
Other liabilities and accrued expenses	368,677
Total liabilities	12,480,510
Net assets	$4,548,398,437
Net assets consist of
Paid-in capital	$3,713,154,051
Total distributable earnings (loss)	835,244,386
Net assets	$4,548,398,437

11	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,390,959,683 ÷ 31,623,561 shares)[1]	$43.98
Class B ($4,166,473 ÷ 108,802 shares)[1]	$38.29
Class C ($98,050,106 ÷ 2,561,154 shares)[1]	$38.28
Class I ($734,181,008 ÷ 15,891,071 shares)	$46.20
Class R1 ($5,103,325 ÷ 112,431 shares)	$45.39
Class R2 ($1,477,100 ÷ 32,098 shares)	$46.02
Class R3 ($1,439,646 ÷ 31,574 shares)	$45.60
Class R4 ($1,294,462 ÷ 28,168 shares)	$45.96
Class R5 ($440,756 ÷ 9,518 shares)	$46.31
Class R6 ($361,503,773 ÷ 7,803,644 shares)	$46.32
Class NAV ($1,949,782,105 ÷ 42,106,984 shares)	$46.31
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$46.29

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	12

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Dividends	$36,093,916
Interest	403,356
Less foreign taxes withheld	(265,623)
Total investment income	36,231,649
Expenses
Investment management fees	15,069,622
Distribution and service fees	2,516,939
Accounting and legal services fees	431,098
Transfer agent fees	1,539,208
Trustees' fees	43,411
Custodian fees	294,310
State registration fees	87,173
Printing and postage	99,203
Professional fees	69,506
Other	142,741
Total expenses	20,293,211
Less expense reductions	(180,095)
Net expenses	20,113,116
Net investment income	16,118,533
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	113,277,862
113,277,862
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(353,943,016)
(353,943,016)
Net realized and unrealized loss	(240,665,154)
Decrease in net assets from operations	$(224,546,621)
13	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$16,118,533	$36,635,492
Net realized gain (loss)	113,277,862	(374,099,003)
Change in net unrealized appreciation (depreciation)	(353,943,016)	954,775,662
Increase (decrease) in net assets resulting from operations	(224,546,621)	617,312,151
Distributions to shareholders
From earnings
Class A	(8,690,955)	(166,593,801)
Class B	—	(1,625,686)
Class C	—	(21,796,903)
Class I	(6,159,077)	(87,511,921)
Class R1	(9,734)	(794,580)
Class R2	(6,332)	(176,373)
Class R3	(6,419)	(333,868)
Class R4	(8,394)	(140,309)
Class R5	(3,983)	(48,849)
Class R6	(3,343,608)	(61,032,548)
Class NAV	(18,467,276)	(197,840,192)
Total distributions	(36,695,778)	(537,895,030)
From fund share transactions	(319,285,418)	(157,801,460)
Total decrease	(580,527,817)	(78,384,339)
Net assets
Beginning of period	5,128,926,254	5,207,310,593
End of period	$4,548,398,437	$5,128,926,254
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	14

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$46.52	$46.66	$51.87	$42.42	$42.89	$39.44
Net investment income[2]	0.10	0.24	0.16	0.24	0.23	0.16
Net realized and unrealized gain (loss) on investments	(2.38)	4.82	(1.10)	10.71	(0.07)	3.42
Total from investment operations	(2.28)	5.06	(0.94)	10.95	0.16	3.58
Less distributions
From net investment income	(0.26)	(0.13)	(0.26)	(0.19)	(0.12)	(0.13)
From net realized gain	—	(5.07)	(4.01)	(1.31)	(0.51)	—
Total distributions	(0.26)	(5.20)	(4.27)	(1.50)	(0.63)	(0.13)
Net asset value, end of period	$43.98	$46.52	$46.66	$51.87	$42.42	$42.89
Total return (%)[3,4]	(4.93) [5]	13.23	(2.20)	26.39	0.37	9.11
Ratios and supplemental data
Net assets, end of period (in millions)	$1,391	$1,550	$1,511	$1,620	$1,519	$1,629
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04 [6]	1.03	1.03	1.04	1.06	1.05
Expenses including reductions	1.03 [6]	1.02	1.02	1.04	1.05	1.04
Net investment income	0.45 [6]	0.56	0.32	0.51	0.57	0.40
Portfolio turnover (%)	14	29 [7]	47 [7]	54 [7]	20 [8]	22

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.
15	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$40.43	$41.42	$46.58	$38.34	$38.99	$36.01
Net investment loss[2]	(0.06)	(0.06)	(0.18)	(0.09)	(0.06)	(0.13)
Net realized and unrealized gain (loss) on investments	(2.08)	4.14	(0.97)	9.64	(0.08)	3.11
Total from investment operations	(2.14)	4.08	(1.15)	9.55	(0.14)	2.98
Less distributions
From net realized gain	—	(5.07)	(4.01)	(1.31)	(0.51)	—
Net asset value, end of period	$38.29	$40.43	$41.42	$46.58	$38.34	$38.99
Total return (%)[3,4]	(5.29) [5]	12.37	(2.93)	25.44	(0.37)	8.28
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$7	$14	$29	$41	$65
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79 [6]	1.78	1.78	1.79	1.81	1.80
Expenses including reductions	1.78 [6]	1.77	1.77	1.79	1.80	1.79
Net investment loss	(0.29) [6]	(0.15)	(0.40)	(0.21)	(0.17)	(0.34)
Portfolio turnover (%)	14	29 [7]	47 [7]	54 [7]	20 [8]	22

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	16

CLASS C SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$40.42	$41.41	$46.57	$38.33	$38.98	$36.00
Net investment loss[2]	(0.06)	(0.07)	(0.19)	(0.10)	(0.07)	(0.13)
Net realized and unrealized gain (loss) on investments	(2.08)	4.15	(0.96)	9.65	(0.07)	3.11
Total from investment operations	(2.14)	4.08	(1.15)	9.55	(0.14)	2.98
Less distributions
From net realized gain	—	(5.07)	(4.01)	(1.31)	(0.51)	—
Net asset value, end of period	$38.28	$40.42	$41.41	$46.57	$38.33	$38.98
Total return (%)[3,4]	(5.29) [5]	12.38	(2.93)	25.44	(0.37)	8.28
Ratios and supplemental data
Net assets, end of period (in millions)	$98	$127	$184	$303	$290	$314
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79 [6]	1.78	1.78	1.79	1.81	1.80
Expenses including reductions	1.78 [6]	1.77	1.77	1.79	1.80	1.79
Net investment loss	(0.30) [6]	(0.17)	(0.42)	(0.23)	(0.18)	(0.35)
Portfolio turnover (%)	14	29 [7]	47 [7]	54 [7]	20 [8]	22

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.
17	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$48.89	$48.78	$54.05	$44.13	$44.58	$40.97
Net investment income[2]	0.17	0.37	0.29	0.40	0.36	0.27
Net realized and unrealized gain (loss) on investments	(2.49)	5.07	(1.15)	11.12	(0.08)	3.55
Total from investment operations	(2.32)	5.44	(0.86)	11.52	0.28	3.82
Less distributions
From net investment income	(0.37)	(0.26)	(0.40)	(0.29)	(0.22)	(0.21)
From net realized gain	—	(5.07)	(4.01)	(1.31)	(0.51)	—
Total distributions	(0.37)	(5.33)	(4.41)	(1.60)	(0.73)	(0.21)
Net asset value, end of period	$46.20	$48.89	$48.78	$54.05	$44.13	$44.58
Total return (%)[3]	(4.81) [4]	13.51	(1.97)	26.73	0.63	9.40
Ratios and supplemental data
Net assets, end of period (in millions)	$734	$819	$846	$985	$1,665	$1,789
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79 [5]	0.79	0.79	0.78	0.79	0.79
Expenses including reductions	0.78 [5]	0.78	0.78	0.78	0.78	0.78
Net investment income	0.70 [5]	0.81	0.56	0.82	0.84	0.65
Portfolio turnover (%)	14	29 [6]	47 [6]	54 [6]	20 [7]	22

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	18

CLASS R1 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$47.91	$47.92	$53.16	$43.46	$43.98	$40.47
Net investment income (loss)[2]	0.02	0.08	(0.03)	0.06	0.07	0.01
Net realized and unrealized gain (loss) on investments	(2.46)	4.98	(1.13)	10.98	(0.08)	3.50
Total from investment operations	(2.44)	5.06	(1.16)	11.04	(0.01)	3.51
Less distributions
From net investment income	(0.08)	—	(0.07)	(0.03)	—	— [3]
From net realized gain	—	(5.07)	(4.01)	(1.31)	(0.51)	—
Total distributions	(0.08)	(5.07)	(4.08)	(1.34)	(0.51)	— [3]
Net asset value, end of period	$45.39	$47.91	$47.92	$53.16	$43.46	$43.98
Total return (%)[4]	(5.11) [5]	12.81	(2.58)	25.90	(0.03)	8.67
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$6	$8	$9	$7	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39 [6]	1.42	1.41	1.43	1.45	1.44
Expenses including reductions	1.38 [6]	1.41	1.40	1.42	1.44	1.43
Net investment income (loss)	0.09 [6]	0.18	(0.07)	0.13	0.18	0.01
Portfolio turnover (%)	14	29 [7]	47 [7]	54 [7]	20 [8]	22

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.
19	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$48.63	$48.51	$53.77	$43.93	$44.40	$40.84
Net investment income[2]	0.07	0.19	0.12	0.18	0.18	0.11
Net realized and unrealized gain (loss) on investments	(2.49)	5.06	(1.18)	11.10	(0.08)	3.53
Total from investment operations	(2.42)	5.25	(1.06)	11.28	0.10	3.64
Less distributions
From net investment income	(0.19)	(0.06)	(0.19)	(0.13)	(0.06)	(0.08)
From net realized gain	—	(5.07)	(4.01)	(1.31)	(0.51)	—
Total distributions	(0.19)	(5.13)	(4.20)	(1.44)	(0.57)	(0.08)
Net asset value, end of period	$46.02	$48.63	$48.51	$53.77	$43.93	$44.40
Total return (%)[3]	(5.00) [4]	13.09	(2.36)	26.22	0.24	8.95
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$2	$3	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17 [5]	1.18	1.18	1.18	1.20	1.19
Expenses including reductions	1.17 [5]	1.17	1.18	1.18	1.19	1.18
Net investment income	0.31 [5]	0.41	0.23	0.36	0.43	0.25
Portfolio turnover (%)	14	29 [6]	47 [6]	54 [6]	20 [7]	22

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	20

CLASS R3 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$48.14	$48.08	$53.31	$43.57	$44.05	$40.52
Net investment income[2]	0.05	0.13	0.04	0.09	0.12	0.05
Net realized and unrealized gain (loss) on investments	(2.46)	5.01	(1.14)	11.03	(0.08)	3.51
Total from investment operations	(2.41)	5.14	(1.10)	11.12	0.04	3.56
Less distributions
From net investment income	(0.13)	(0.01)	(0.12)	(0.07)	(0.01)	(0.03)
From net realized gain	—	(5.07)	(4.01)	(1.31)	(0.51)	—
Total distributions	(0.13)	(5.08)	(4.13)	(1.38)	(0.52)	(0.03)
Net asset value, end of period	$45.60	$48.14	$48.08	$53.31	$43.57	$44.05
Total return (%)[3]	(5.04) [4]	12.94	(2.46)	26.04	0.09	8.80
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$3	$4	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27 [5]	1.31	1.28	1.33	1.34	1.32
Expenses including reductions	1.26 [5]	1.30	1.27	1.33	1.33	1.32
Net investment income	0.22 [5]	0.30	0.08	0.19	0.28	0.12
Portfolio turnover (%)	14	29 [6]	47 [6]	54 [6]	20 [7]	22

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
21	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$48.61	$48.51	$53.76	$43.91	$44.37	$40.80
Net investment income[2]	0.13	0.36	0.20	0.30	0.29	0.22
Net realized and unrealized gain (loss) on investments	(2.47)	4.99	(1.13)	11.09	(0.08)	3.52
Total from investment operations	(2.34)	5.35	(0.93)	11.39	0.21	3.74
Less distributions
From net investment income	(0.31)	(0.18)	(0.31)	(0.23)	(0.16)	(0.17)
From net realized gain	—	(5.07)	(4.01)	(1.31)	(0.51)	—
Total distributions	(0.31)	(5.25)	(4.32)	(1.54)	(0.67)	(0.17)
Net asset value, end of period	$45.96	$48.61	$48.51	$53.76	$43.91	$44.37
Total return (%)[3]	(4.88) [4]	13.35	(2.10)	26.53	0.47	9.21
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$4	$3	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03 [5]	1.03	1.03	1.04	1.04	1.04
Expenses including reductions	0.92 [5]	0.92	0.92	0.93	0.93	0.93
Net investment income	0.56 [5]	0.77	0.39	0.61	0.69	0.51
Portfolio turnover (%)	14	29 [6]	47 [6]	54 [6]	20 [7]	22

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	22

CLASS R5 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$49.02	$48.89	$54.14	$44.20	$44.64	$41.03
Net investment income[2]	0.18	0.40	0.34	0.38	0.38	0.30
Net realized and unrealized gain (loss) on investments	(2.49)	5.08	(1.17)	11.18	(0.08)	3.54
Total from investment operations	(2.31)	5.48	(0.83)	11.56	0.30	3.84
Less distributions
From net investment income	(0.40)	(0.28)	(0.41)	(0.31)	(0.23)	(0.23)
From net realized gain	—	(5.07)	(4.01)	(1.31)	(0.51)	—
Total distributions	(0.40)	(5.35)	(4.42)	(1.62)	(0.74)	(0.23)
Net asset value, end of period	$46.31	$49.02	$48.89	$54.14	$44.20	$44.64
Total return (%)[3]	(4.79) [4]	13.60	(1.92)	26.77	0.68	9.44
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$2	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73 [6]	0.73	0.73	0.74	0.75	0.74
Expenses including reductions	0.72 [6]	0.72	0.72	0.73	0.74	0.73
Net investment income	0.75 [6]	0.86	0.64	0.77	0.90	0.71
Portfolio turnover (%)	14	29 [7]	47 [7]	54 [7]	20 [8]	22

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.
23	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$49.04	$48.91	$54.16	$44.21	$44.64	$41.04
Net investment income[2]	0.20	0.45	0.34	0.28	0.40	0.31
Net realized and unrealized gain (loss) on investments	(2.50)	5.05	(1.15)	11.31	(0.07)	3.55
Total from investment operations	(2.30)	5.50	(0.81)	11.59	0.33	3.86
Less distributions
From net investment income	(0.42)	(0.30)	(0.43)	(0.33)	(0.25)	(0.26)
From net realized gain	—	(5.07)	(4.01)	(1.31)	(0.51)	—
Total distributions	(0.42)	(5.37)	(4.44)	(1.64)	(0.76)	(0.26)
Net asset value, end of period	$46.32	$49.04	$48.91	$54.16	$44.21	$44.64
Total return (%)[3]	(4.75) [4]	13.63	(1.85)	26.86	0.76	9.49
Ratios and supplemental data
Net assets, end of period (in millions)	$362	$397	$963	$975	$12	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68 [5]	0.68	0.68	0.69	0.70	0.70
Expenses including reductions	0.67 [5]	0.67	0.67	0.68	0.68	0.68
Net investment income	0.81 [5]	0.96	0.66	0.57	0.93	0.74
Portfolio turnover (%)	14	29 [6]	47 [6]	54 [6]	20 [7]	22

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	24

CLASS NAV SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$49.02	$48.90	$54.15	$47.04
Net investment income[3]	0.20	0.42	0.33	0.35
Net realized and unrealized gain (loss) on investments	(2.48)	5.07	(1.13)	6.76
Total from investment operations	(2.28)	5.49	(0.80)	7.11
Less distributions
From net investment income	(0.43)	(0.30)	(0.44)	—
From net realized gain	—	(5.07)	(4.01)	—
Total distributions	(0.43)	(5.37)	(4.45)	—
Net asset value, end of period	$46.31	$49.02	$48.90	$54.15
Total return (%)[4]	(4.74) [5]	13.65	(1.85)	15.11 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,950	$2,218	$1,671	$1,152
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66 [6]	0.67	0.67	0.68 [6]
Expenses including reductions	0.66 [6]	0.66	0.66	0.67 [6]
Net investment income	0.82 [6]	0.91	0.64	0.94 [6]
Portfolio turnover (%)	14	29 [7]	47 [7]	54 [7,8]

[1]	Six months ended 4-30-20. Unaudited.
[2]	The inception date for Class NAV shares is 2-8-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	The portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
25	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	26

securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$838,497,791	$838,497,791	—	—
Consumer discretionary	791,630,878	791,630,878	—	—
Consumer staples	291,288,320	212,298,726	$78,989,594	—
Energy	247,886,126	247,886,126	—	—
Financials	816,663,621	816,663,621	—	—
Health care	307,006,967	307,006,967	—	—
Industrials	210,777,392	210,777,392	—	—
Information technology	835,435,765	835,435,765	—	—
Materials	35,827,762	35,827,762	—	—
Real estate	109,717,048	109,717,048	—	—
Short-term investments	7,688,000	—	7,688,000	—
Total investments in securities	$4,492,419,670	$4,405,742,076	$86,677,594	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
27	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
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Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $6,250.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a short-term capital loss carryforward of $101,034,020 and a long-term capital loss carryforward of $281,074,934 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
29	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.625% of the first $3 billion of the fund’s average daily net assets and (b) 0.600% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive and/or reimburse a portion of the operating expenses for Class B, Class C and Class I shares of the fund to the extent they exceed 1.82%,1.82% and 0.78%, respectively, of the average daily net assets attributable to each class. These waivers and/or reimbursements exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, litigation and indemnification expenses not incurred in the ordinary course of the fund’s business, borrowing costs, and prime brokerage fees. The waivers and/or reimbursements will continue in effect until February 28, 2021, unless renewed by mutual agreement of the fund and Advisor based upon determination of that this is appropriate under the circumstances at the time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$54,324
Class B	209
Class C	4,148
Class I	31,177
Class R1	194
Class R2	57
Class	Expense reduction
Class R3	$71
Class R4	47
Class R5	17
Class R6	13,914
Class NAV	75,281
Total	$179,439

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	30

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.61% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $656 for Class R4 shares for the six months ended April 30, 2020.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $382,082 for the six months ended April 30, 2020. Of this amount, $62,869 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $319,213 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, CDSCs received by the Distributor amounted to $1,596 and $1,877 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for
31	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,882,869	$944,946
Class B	28,761	3,604
Class C	573,863	71,963
Class I	—	492,555
Class R1	19,285	356
Class R2	3,947	105
Class R3	5,796	130
Class R4	2,297	86
Class R5	121	31
Class R6	—	25,432
Total	$2,516,939	$1,539,208
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the year ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,574,432	$70,522,305	2,880,809	$124,503,972
Distributions reinvested	169,649	8,252,431	4,156,148	159,263,545
Repurchased	(3,444,333)	(149,053,870)	(6,105,918)	(263,763,987)
Net increase (decrease)	(1,700,252)	$(70,279,134)	931,039	$20,003,530
Class B shares
Sold	1,545	$50,374	8,617	$310,615
Distributions reinvested	—	—	44,534	1,493,241
Repurchased	(62,673)	(2,427,211)	(229,391)	(8,600,688)
Net decrease	(61,128)	$(2,376,837)	(176,240)	$(6,796,832)
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	32

	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class C shares
Sold	116,580	$4,237,016	346,846	$12,426,846
Distributions reinvested	—	—	533,625	17,887,100
Repurchased	(697,059)	(27,342,087)	(2,186,761)	(82,319,845)
Net decrease	(580,479)	$(23,105,071)	(1,306,290)	$(52,005,899)
Class I shares
Sold	2,027,402	$90,088,310	5,276,808	$236,100,966
Distributions reinvested	103,273	5,271,078	1,783,844	71,692,687
Repurchased	(2,986,217)	(140,365,732)	(7,658,620)	(343,181,695)
Net decrease	(855,542)	$(45,006,344)	(597,968)	$(35,388,042)
Class R1 shares
Sold	20,353	$928,219	32,949	$1,428,331
Distributions reinvested	147	7,374	12,656	501,180
Repurchased	(24,965)	(1,223,856)	(86,289)	(3,952,728)
Net decrease	(4,465)	$(288,263)	(40,684)	$(2,023,217)
Class R2 shares
Sold	5,594	$290,359	6,388	$282,209
Distributions reinvested	112	5,702	3,794	152,178
Repurchased	(5,326)	(260,086)	(12,712)	(590,668)
Net increase (decrease)	380	$35,975	(2,530)	$(156,281)
Class R3 shares
Sold	1,909	$91,856	4,340	$196,401
Distributions reinvested	126	6,346	8,326	330,943
Repurchased	(21,006)	(1,073,371)	(27,411)	(1,254,708)
Net decrease	(18,971)	$(975,169)	(14,745)	$(727,364)
Class R4 shares
Sold	1,813	$83,914	2,468	$114,078
Distributions reinvested	165	8,394	3,507	140,309
Repurchased	(880)	(43,412)	(61,102)	(2,832,169)
Net increase (decrease)	1,098	$48,896	(55,127)	$(2,577,782)
Class R5 shares
Sold	737	$36,381	1,314	$60,748
Distributions reinvested	78	3,983	1,213	48,849
Repurchased	(1,182)	(59,064)	(1,881)	(85,099)
Net increase (decrease)	(367)	$(18,700)	646	$24,498
33	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,233,361	$59,888,854	1,638,116	$75,102,429
Distributions reinvested	64,964	3,322,886	1,509,503	60,802,785
Repurchased	(1,586,731)	(76,775,722)	(14,751,640)	(692,851,752)
Net decrease	(288,406)	$(13,563,982)	(11,604,021)	$(556,946,538)
Class NAV shares
Sold	3,282,855	$145,766,553	12,849,653	$591,980,675 [1]
Distributions reinvested	361,183	18,467,276	4,914,063	197,840,192
Repurchased	(6,775,010)	(327,990,618)	(6,699,355)	(311,028,400)
Net increase (decrease)	(3,130,972)	$(163,756,789)	11,064,361	$478,792,467
Total net decrease	(6,639,104)	$(319,285,418)	(1,801,559)	$(157,801,460)

[1]	Includes in-kind subscriptions of approximately $66.6 million by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.
Affiliates of the fund owned 1% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $684,512,311 and $976,045,083, respectively, for the six months ended April 30, 2020.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2020, funds within the John Hancock group of funds complex held 41.0% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	9.1%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	8.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	6.1%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	5.8%
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	34

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Fundamental Large Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       35

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       36

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       37

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       38

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182611	50SA 4/20 6/2020

John Hancock

Balanced Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. Investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets.

In response to the sell-off, governments and banks in some of the hardest hit areas throughout the world enacted policies and stimulus efforts designed to reignite their respective economies. While these measures helped lift equity and fixed-income markets in the United States during the final six weeks of the period, results were mixed in other areas of the world.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Balanced Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
37	Financial statements
41	Financial highlights
51	Notes to financial statements
61	Statement regarding liquidity risk management
64	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks current income, long-term growth of capital and income, and preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charge)
Blended Index
Morningstar allocation – 50% to 70% equity fund category average
0.45
0.45
–4.79
3.61
5.41
–2.09
6.63
7.86
3.48
5.68
7.26
3.59
7.50
8.81
5.93
6 month (cumulative)
1 year
3 year
5 year
10 year

The Blended Index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 4/30/2020 (%)

SECTOR COMPOSITION AS OF 4/30/2020 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       3

TOP 5 EQUITY HOLDINGS AS OF 4/30/2020 (%)

Microsoft Corp.	4.1
Amazon.com, Inc.	3.8
Alphabet, Inc., Class A	3.3
Apple, Inc.	2.5
Walmart, Inc.	2.1
TOTAL	15.8
As a percentage of net assets.
Cash and cash equivalents are not included.

TOP 5 BOND ISSUERS AS OF 4/30/2020 (%)

U.S. Treasury	6.3
Federal National Mortgage Association	5.7
Federal Home Loan Mortgage Corp.	5.3
Charter Communication Operating LLC	0.4
JPMorgan Chase & Co.	0.4
TOTAL	18.1
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 4-30-20	as of 4-30-20
Class A	-1.05	4.71	7.01	-4.05	25.88	96.84	1.39	1.39
Class B	-2.18	4.61	6.90	-4.87	25.27	94.92	0.80	0.80
Class C	1.87	4.95	6.75	-0.87	27.31	92.14	0.80	0.80
Class I2	3.88	6.00	7.86	0.56	33.80	113.11	1.75	1.75
Class R1[2]	3.27	5.34	7.16	0.32	29.68	99.67	1.20	1.20
Class R2[2,3]	3.51	5.58	7.48	0.45	31.21	105.74	1.38	1.37
Class R3[2]	3.33	5.44	7.27	0.37	30.31	101.80	1.23	1.23
Class R4[2]	3.75	5.85	7.66	0.53	32.90	109.25	1.63	1.53
Class R5[2]	3.97	6.05	7.90	0.64	34.16	113.91	1.82	1.81
Class R6[2,3]	4.03	6.12	7.90	0.67	34.57	113.87	1.86	1.86
Index 1†	0.86	9.12	11.69	-3.16	54.74	202.21	—	—
Index 2†	10.84	3.80	3.96	4.86	20.49	47.46	—	—
Index 3†	5.41	7.26	8.81	0.45	41.94	132.71	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19.The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Gross (%)	1.08	1.78	1.78	0.78	1.43	1.18	1.33	1.03	0.73	0.68
Net (%)	1.07	1.77	1.77	0.77	1.42	1.17	1.32	0.92	0.72	0.67

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index; Index 3 is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Balanced Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class B4	4-30-10	19,492	19,492	30,221	14,746	23,271
Class C4	4-30-10	19,214	19,214	30,221	14,746	23,271
Class I2	4-30-10	21,311	21,311	30,221	14,746	23,271
Class R1[2]	4-30-10	19,967	19,967	30,221	14,746	23,271
Class R2[2,3]	4-30-10	20,574	20,574	30,221	14,746	23,271
Class R3[2]	4-30-10	20,180	20,180	30,221	14,746	23,271
Class R4[2]	4-30-10	20,925	20,925	30,221	14,746	23,271
Class R5[2]	4-30-10	21,391	21,391	30,221	14,746	23,271
Class R6[2,3]	4-30-10	21,387	21,387	30,221	14,746	23,271

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

The Blended Index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectus.
3	Class R2 shares were first offered on 3/1/12; Class R6 shares were first offered 9/1/11. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	7

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,004.50	$5.33	1.07%
	Hypothetical example	1,000.00	1,019.50	5.37	1.07%
Class B	Actual expenses/actual returns	1,000.00	1,000.70	8.80	1.77%
	Hypothetical example	1,000.00	1,016.10	8.87	1.77%
Class C	Actual expenses/actual returns	1,000.00	1,001.20	8.81	1.77%
	Hypothetical example	1,000.00	1,016.10	8.87	1.77%
Class I	Actual expenses/actual returns	1,000.00	1,005.60	3.84	0.77%
	Hypothetical example	1,000.00	1,021.00	3.87	0.77%
Class R1	Actual expenses/actual returns	1,000.00	1,003.20	6.82	1.37%
	Hypothetical example	1,000.00	1,018.10	6.87	1.37%
Class R2	Actual expenses/actual returns	1,000.00	1,004.50	5.78	1.16%
	Hypothetical example	1,000.00	1,019.10	5.82	1.16%
Class R3	Actual expenses/actual returns	1,000.00	1,003.70	6.43	1.29%
	Hypothetical example	1,000.00	1,018.40	6.47	1.29%
Class R4	Actual expenses/actual returns	1,000.00	1,005.30	4.54	0.91%
	Hypothetical example	1,000.00	1,020.30	4.57	0.91%
Class R5	Actual expenses/actual returns	1,000.00	1,006.40	3.54	0.71%
	Hypothetical example	1,000.00	1,021.30	3.57	0.71%
Class R6	Actual expenses/actual returns	1,000.00	1,006.70	3.29	0.66%
	Hypothetical example	1,000.00	1,021.60	3.32	0.66%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 58.2%		$1,372,276,429
(Cost $956,851,775)
Communication services 8.9%		210,379,474
Diversified telecommunication services 2.0%
Verizon Communications, Inc.	834,302	47,930,650
Interactive media and services 4.8%
Alphabet, Inc., Class A (A)	58,502	78,784,643
Facebook, Inc., Class A (A)	168,463	34,486,061
Media 2.1%
Comcast Corp., Class A	1,306,886	49,178,120
Consumer discretionary 7.6%		179,107,609
Internet and direct marketing retail 3.8%
Amazon.com, Inc. (A)	36,090	89,286,660
Leisure products 0.3%
Hasbro, Inc.	110,072	7,948,299
Multiline retail 1.6%
Dollar General Corp.	207,959	36,455,213
Specialty retail 1.9%
Lowe's Companies, Inc. (B)	304,371	31,882,862
Ulta Beauty, Inc. (A)	62,108	13,534,575
Consumer staples 3.8%		89,010,623
Beverages 0.4%
Anheuser-Busch InBev SA/NV	199,902	9,309,440
Food and staples retailing 2.1%
Walmart, Inc.	405,841	49,329,974
Household products 1.3%
The Procter & Gamble Company	257,667	30,371,209
Energy 1.8%		43,044,344
Energy equipment and services 0.1%
Schlumberger, Ltd.	162,160	2,727,531
Oil, gas and consumable fuels 1.7%
ConocoPhillips	269,681	11,353,570
Devon Energy Corp.	423,727	5,283,876
Royal Dutch Shell PLC, A Shares	357,682	5,888,965
Suncor Energy, Inc.	312,435	5,576,965
Valero Energy Corp.	192,793	12,213,437
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	9

	Shares	Value
Financials 6.8%		$160,666,569
Banks 2.8%
Citizens Financial Group, Inc.	660,186	14,781,565
JPMorgan Chase & Co.	481,591	46,117,154
SVB Financial Group (A)	26,874	5,191,251
Capital markets 1.2%
BlackRock, Inc.	25,075	12,588,653
The Goldman Sachs Group, Inc.	85,738	15,726,064
Consumer finance 0.5%
Discover Financial Services	268,337	11,530,441
Diversified financial services 1.9%
Berkshire Hathaway, Inc., Class B (A)	245,599	46,015,429
Insurance 0.4%
Arthur J. Gallagher & Company	111,032	8,716,012
Health care 10.7%		252,055,172
Biotechnology 1.7%
Alexion Pharmaceuticals, Inc. (A)	141,342	15,190,025
Gilead Sciences, Inc.	145,285	12,203,940
Incyte Corp. (A)	123,572	12,068,042
Sage Therapeutics, Inc. (A)	42,503	1,656,767
Health care equipment and supplies 2.5%
Abbott Laboratories	260,485	23,988,064
Danaher Corp.	155,306	25,386,319
Stryker Corp.	53,772	10,024,714
Health care providers and services 1.2%
UnitedHealth Group, Inc.	95,650	27,974,756
Life sciences tools and services 0.7%
Thermo Fisher Scientific, Inc.	46,487	15,558,269
Pharmaceuticals 4.6%
AstraZeneca PLC	126,497	13,230,574
Eli Lilly & Company	153,616	23,755,178
Johnson & Johnson	149,110	22,372,464
Merck & Company, Inc.	438,312	34,775,674
Novartis AG, ADR	163,701	13,870,386
Industrials 3.2%		75,333,409
Aerospace and defense 1.3%
Northrop Grumman Corp.	54,575	18,046,315
The Boeing Company	95,492	13,466,282
Industrial conglomerates 1.3%
Honeywell International, Inc. (B)	149,528	21,218,023
Roper Technologies, Inc.	24,150	8,235,875
10	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery 0.6%
Xylem, Inc.	199,818	$14,366,914
Information technology 12.8%		302,619,548
Communications equipment 1.6%
Cisco Systems, Inc.	912,156	38,657,171
IT services 2.0%
Fidelity National Information Services, Inc.	55,474	7,316,466
PayPal Holdings, Inc. (A)	320,428	39,412,644
Semiconductors and semiconductor equipment 2.1%
Broadcom, Inc.	123,572	33,564,627
Micron Technology, Inc. (A)	317,983	15,228,206
Software 4.6%
Microsoft Corp.	534,163	95,727,344
SAP SE, ADR	114,005	13,514,153
Technology hardware, storage and peripherals 2.5%
Apple, Inc.	201,494	59,198,937
Materials 1.3%		30,526,552
Chemicals 0.5%
Linde PLC	61,124	11,246,205
Metals and mining 0.8%
Franco-Nevada Corp.	97,426	12,889,811
Lundin Mining Corp.	740,559	3,628,444
Teck Resources, Ltd., Class B	313,341	2,762,092
Real estate 1.3%		29,533,129
Equity real estate investment trusts 1.3%
American Tower Corp.	64,262	15,294,356

Digital Realty Trust, Inc.	95,249	14,238,773
Preferred securities 0.1%		$2,511,028
(Cost $2,700,942)
Financials 0.0%		813,986
Banks 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.477% (C)	26,792	604,160
Wells Fargo & Company, Series L, 7.500%	150	209,826
Information technology 0.1%		854,650
Semiconductors and semiconductor equipment 0.1%
Broadcom, Inc., 8.000%	840	854,650
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	11

	Shares	Value
Utilities 0.0%		$842,392
Electric utilities 0.0%
NextEra Energy, Inc., 5.279%	14,250	615,458
The Southern Company, 6.750%	1,552	73,472
Multi-utilities 0.0%
Dominion Energy, Inc., 7.250%	961	94,399
DTE Energy Company, 6.250%	1,413	59,063

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 16.9%				$398,794,604
(Cost $371,265,296)
U.S. Government 6.3%				147,945,126
U.S. Treasury
Bond	2.250	08-15-49	23,330,000	28,777,008
Bond	2.375	11-15-49	7,030,000	8,894,048
Bond	2.750	11-15-42	12,230,000	15,877,980
Bond	3.000	02-15-47	5,198,000	7,240,042
Bond	3.125	11-15-41	19,630,000	26,903,068
Note	0.125	04-30-22	7,080,000	7,070,597
Note	0.500	03-31-25	35,633,000	35,875,193
Note	1.500	02-15-30	6,989,000	7,556,856
Note	1.625	09-30-26	4,465,000	4,781,562
Treasury Inflation Protected Security	0.250	07-15-29	4,666,596	4,968,772
U.S. Government Agency 10.6%				250,849,478
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	11-01-34	3,208,904	3,367,936
15 Yr Pass Thru	3.000	10-01-31	5,384,801	5,730,357
30 Yr Pass Thru	3.000	03-01-43	710,058	771,923
30 Yr Pass Thru	3.000	12-01-45	3,862,758	4,161,884
30 Yr Pass Thru	3.000	10-01-46	11,053,569	11,899,179
30 Yr Pass Thru	3.000	10-01-46	4,495,118	4,814,943
30 Yr Pass Thru	3.000	12-01-46	3,552,118	3,790,419
30 Yr Pass Thru	3.000	12-01-46	2,776,608	2,993,360
30 Yr Pass Thru	3.000	04-01-47	6,027,107	6,388,122
30 Yr Pass Thru	3.000	10-01-49	8,249,660	8,729,366
30 Yr Pass Thru	3.000	10-01-49	6,897,236	7,310,371
30 Yr Pass Thru	3.000	12-01-49	1,632,870	1,737,820
30 Yr Pass Thru	3.000	12-01-49	12,745,393	13,496,875
30 Yr Pass Thru	3.000	02-01-50	5,508,970	5,833,785
30 Yr Pass Thru	3.500	10-01-46	4,830,339	5,248,381
30 Yr Pass Thru	3.500	12-01-46	2,516,986	2,731,771
30 Yr Pass Thru	3.500	11-01-47	334,478	359,310
30 Yr Pass Thru	3.500	11-01-48	1,798,472	1,962,621
30 Yr Pass Thru	3.500	05-01-49	14,775,285	15,643,076
30 Yr Pass Thru	3.500	06-01-49	3,664,747	3,909,631
12	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	11-01-47	1,402,594	$1,509,068
30 Yr Pass Thru	4.000	08-01-48	1,742,400	1,892,638
30 Yr Pass Thru	4.500	03-01-41	1,508,968	1,664,648
30 Yr Pass Thru	5.500	11-01-39	912,463	1,061,537
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	366,362	387,269
15 Yr Pass Thru	3.500	06-01-34	264,026	281,907
30 Yr Pass Thru	3.000	02-01-43	507,884	541,638
30 Yr Pass Thru	3.000	03-01-43	171,542	186,428
30 Yr Pass Thru	3.000	05-01-43	265,980	289,060
30 Yr Pass Thru	3.000	12-01-45	5,907,985	6,282,173
30 Yr Pass Thru	3.000	02-01-47	2,896,066	3,121,123
30 Yr Pass Thru	3.000	10-01-47	6,246,705	6,689,198
30 Yr Pass Thru	3.000	12-01-47	1,944,357	2,060,821
30 Yr Pass Thru	3.000	07-01-49	6,467,906	6,827,027
30 Yr Pass Thru	3.000	09-01-49	3,670,167	3,884,672
30 Yr Pass Thru	3.000	10-01-49	7,677,780	8,202,449
30 Yr Pass Thru	3.000	11-01-49	1,598,874	1,694,644
30 Yr Pass Thru	3.500	06-01-42	3,631,596	3,970,729
30 Yr Pass Thru	3.500	06-01-43	6,468,549	7,070,588
30 Yr Pass Thru	3.500	12-01-44	1,498,138	1,626,804
30 Yr Pass Thru	3.500	04-01-45	1,249,299	1,356,203
30 Yr Pass Thru	3.500	04-01-45	501,461	544,372
30 Yr Pass Thru	3.500	07-01-47	10,491,409	11,454,748
30 Yr Pass Thru	3.500	12-01-47	2,012,910	2,167,545
30 Yr Pass Thru	3.500	07-01-49	3,493,211	3,696,723
30 Yr Pass Thru	3.500	09-01-49	2,486,983	2,632,494
30 Yr Pass Thru	3.500	01-01-50	4,430,382	4,689,046
30 Yr Pass Thru	3.500	03-01-50	10,615,464	11,268,413
30 Yr Pass Thru	4.000	01-01-41	1,694,222	1,864,571
30 Yr Pass Thru	4.000	09-01-41	1,071,721	1,178,140
30 Yr Pass Thru	4.000	10-01-41	6,489,257	7,141,733
30 Yr Pass Thru	4.000	01-01-47	7,887,151	8,594,407
30 Yr Pass Thru	4.000	04-01-48	1,385,871	1,517,854
30 Yr Pass Thru	4.000	07-01-48	2,272,541	2,428,601
30 Yr Pass Thru	4.000	10-01-48	1,512,270	1,655,345
30 Yr Pass Thru	4.500	11-01-39	2,085,413	2,301,705
30 Yr Pass Thru	4.500	09-01-40	1,071,213	1,181,646
30 Yr Pass Thru	4.500	05-01-41	660,764	728,057
30 Yr Pass Thru	4.500	07-01-41	2,139,484	2,372,751
30 Yr Pass Thru	4.500	01-01-43	823,549	906,392
30 Yr Pass Thru	4.500	04-01-48	6,106,828	6,684,867
30 Yr Pass Thru	4.500	07-01-48	4,036,316	4,354,043
30 Yr Pass Thru	7.000	06-01-32	763	897
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.500	04-01-31	1,701	$1,993

30 Yr Pass Thru	8.000	01-01-31	1,185	1,381
Foreign government obligations 0.2%				$4,728,942
(Cost $4,406,686)
Qatar 0.1%				2,551,463
State of Qatar
Bond (D)	3.375	03-14-24	1,403,000	1,480,763
Bond (D)	5.103	04-23-48	860,000	1,070,700
Saudi Arabia 0.1%				2,177,479
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	1,955,000	2,177,479

Corporate bonds 19.0%				$446,932,132
(Cost $455,034,093)
Communication services 2.5%				58,498,132
Diversified telecommunication services 0.7%
AT&T, Inc.	3.400	05-15-25	1,920,000	2,035,005
AT&T, Inc.	3.800	02-15-27	871,000	939,586
C&W Senior Financing DAC (D)	6.875	09-15-27	800,000	790,000
CenturyLink, Inc. (D)	4.000	02-15-27	392,000	380,240
Cincinnati Bell, Inc. (D)	7.000	07-15-24	1,131,000	1,144,787
GCI LLC (D)	6.625	06-15-24	320,000	331,200
GCI LLC	6.875	04-15-25	570,000	588,525
Level 3 Financing, Inc. (D)	3.400	03-01-27	1,104,000	1,104,497
Liquid Telecommunications Financing PLC (D)	8.500	07-13-22	670,000	565,009
Radiate Holdco LLC (D)	6.625	02-15-25	630,000	623,700
Telecom Argentina SA (D)	6.500	06-15-21	680,000	615,407
Telecom Argentina SA (D)	8.000	07-18-26	653,000	525,019
Telecom Italia Capital SA	7.200	07-18-36	1,185,000	1,329,926
Telecom Italia SpA (D)	5.303	05-30-24	760,000	790,392
Verizon Communications, Inc.	3.000	03-22-27	235,000	254,757
Verizon Communications, Inc.	4.400	11-01-34	860,000	1,044,893
Verizon Communications, Inc.	4.862	08-21-46	2,385,000	3,217,537
Entertainment 0.2%
Activision Blizzard, Inc.	3.400	09-15-26	595,000	662,910
Lions Gate Capital Holdings LLC (D)	5.875	11-01-24	626,000	569,910
Netflix, Inc.	4.875	04-15-28	1,925,000	2,047,103
Netflix, Inc. (D)	4.875	06-15-30	715,000	765,694
Netflix, Inc. (D)	5.375	11-15-29	230,000	252,609
Netflix, Inc.	5.875	11-15-28	1,175,000	1,328,749
Interactive media and services 0.1%
Match Group, Inc. (D)	4.125	08-01-30	611,000	592,670
14	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services (continued)
National CineMedia LLC (D)	5.875	04-15-28	355,000	$252,050
Twitter, Inc. (D)	3.875	12-15-27	226,000	225,073
Media 1.1%
Altice Financing SA (D)	5.000	01-15-28	351,000	342,225
Altice France Holding SA (D)	10.500	05-15-27	225,000	242,460
Charter Communications Operating LLC	4.200	03-15-28	1,958,000	2,174,698
Charter Communications Operating LLC	4.800	03-01-50	1,965,000	2,218,930
Charter Communications Operating LLC	5.750	04-01-48	2,120,000	2,651,048
Charter Communications Operating LLC	6.484	10-23-45	1,875,000	2,443,342
Comcast Corp.	3.100	04-01-25	744,000	805,495
Comcast Corp.	3.999	11-01-49	265,000	314,578
Comcast Corp.	4.049	11-01-52	1,158,000	1,409,505
Comcast Corp.	4.150	10-15-28	2,787,000	3,250,867
CSC Holdings LLC (D)	5.375	02-01-28	360,000	375,858
CSC Holdings LLC (D)	5.750	01-15-30	979,000	1,017,854
CSC Holdings LLC	5.875	09-15-22	525,000	546,656
CSC Holdings LLC (D)	7.500	04-01-28	730,000	802,224
LCPR Senior Secured Financing DAC (D)	6.750	10-15-27	385,000	396,550
MDC Partners, Inc. (D)	6.500	05-01-24	1,294,000	1,002,850
Sirius XM Radio, Inc. (D)	5.000	08-01-27	1,657,000	1,694,697
Sirius XM Radio, Inc. (D)	5.375	07-15-26	889,000	922,338
ViacomCBS, Inc.	4.750	05-15-25	1,686,000	1,803,486
WMG Acquisition Corp. (D)	4.875	11-01-24	360,000	360,000
WMG Acquisition Corp. (D)	5.500	04-15-26	420,000	429,975
Wireless telecommunication services 0.4%
CC Holdings GS V LLC	3.849	04-15-23	964,000	1,022,693
Comunicaciones Celulares SA (D)	6.875	02-06-24	455,000	455,000
Millicom International Cellular SA (D)	5.125	01-15-28	200,000	185,500
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	630,000	579,212
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	570,000	483,882
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	1,379,000	1,201,109
Sprint Corp.	7.875	09-15-23	820,000	922,336
Telefonica Celular del Paraguay SA (D)	5.875	04-15-27	693,000	675,675
T-Mobile USA, Inc. (D)	3.875	04-15-30	1,643,000	1,797,196
T-Mobile USA, Inc. (D)	4.500	04-15-50	921,000	1,073,103
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	1,678,000	1,919,542
Consumer discretionary 1.7%				39,648,607
Auto components 0.0%
Dealer Tire LLC (D)	8.000	02-01-28	314,000	234,715
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles 0.5%
BMW US Capital LLC (D)	2.950	04-14-22	424,000	$429,679
Daimler Finance North America LLC (D)	2.700	06-14-24	700,000	674,250
Daimler Finance North America LLC (D)	3.500	08-03-25	670,000	663,447
Daimler Finance North America LLC (D)	3.750	11-05-21	170,000	171,264
Ford Motor Credit Company LLC	4.134	08-04-25	3,232,000	2,743,742
Ford Motor Credit Company LLC	5.875	08-02-21	2,060,000	2,039,400
General Motors Financial Company, Inc.	4.000	01-15-25	2,605,000	2,439,430
General Motors Financial Company, Inc.	4.300	07-13-25	1,130,000	1,060,263
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	219,000	212,430
Mclaren Finance PLC (D)	5.750	08-01-22	185,000	129,371
Nissan Motor Acceptance Corp. (D)	3.450	03-15-23	725,000	672,651
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (D)	7.125	07-31-26	280,000	267,400
Laureate Education, Inc. (D)	8.250	05-01-25	330,000	337,095
Sotheby's (D)	7.375	10-15-27	843,000	709,705
Hotels, restaurants and leisure 0.3%
CCM Merger, Inc. (D)	6.000	03-15-22	445,000	420,525
Connect Finco SARL (D)	6.750	10-01-26	1,377,000	1,315,035
Eldorado Resorts, Inc.	6.000	09-15-26	310,000	311,457
Eldorado Resorts, Inc.	7.000	08-01-23	265,000	254,400
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	497,000	475,878
Hilton Domestic Operating Company, Inc. (D)	5.750	05-01-28	237,000	239,963
International Game Technology PLC (D)	6.500	02-15-25	570,000	558,594
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	633,000	479,498
Resorts World Las Vegas LLC (D)	4.625	04-16-29	865,000	773,521
Starbucks Corp.	2.250	03-12-30	1,238,000	1,212,925
Twin River Worldwide Holdings, Inc. (D)	6.750	06-01-27	939,000	746,505
Wyndham Destinations, Inc. (D)	4.625	03-01-30	479,000	407,150
Yum! Brands, Inc. (D)	4.750	01-15-30	598,000	609,960
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	3.150	08-22-27	2,215,000	2,483,650
Amazon.com, Inc.	4.050	08-22-47	1,145,000	1,489,338
Expedia Group, Inc.	3.250	02-15-30	1,126,000	945,296
Expedia Group, Inc.	3.800	02-15-28	2,185,000	1,893,162
Expedia Group, Inc.	5.000	02-15-26	1,794,000	1,715,322
Prosus NV (D)	4.850	07-06-27	250,000	268,301
Prosus NV (D)	5.500	07-21-25	1,085,000	1,189,077
QVC, Inc.	4.375	03-15-23	910,000	868,959
QVC, Inc.	5.125	07-02-22	580,000	569,850
QVC, Inc.	5.450	08-15-34	630,000	491,337
16	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Leisure products 0.0%
Diamond Sports Group LLC (D)	6.625	08-15-27	930,000	$509,175
Multiline retail 0.1%
Dollar Tree, Inc.	4.200	05-15-28	2,240,000	2,404,342
Nordstrom, Inc. (D)	8.750	05-15-25	125,000	134,129
Target Corp.	2.250	04-15-25	600,000	631,349
Specialty retail 0.1%
Asbury Automotive Group, Inc. (D)	4.750	03-01-30	51,000	42,730
The TJX Companies, Inc.	3.500	04-15-25	1,021,000	1,101,777
The TJX Companies, Inc.	3.875	04-15-30	1,262,000	1,408,216
Textiles, apparel and luxury goods 0.1%
Hanesbrands, Inc. (D)	5.375	05-15-25	323,000	323,000
Levi Strauss & Company (D)	5.000	05-01-25	584,000	589,344
Consumer staples 0.5%				12,558,371
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	1,321,000	1,456,221
Constellation Brands, Inc.	2.875	05-01-30	422,000	428,465
Keurig Dr Pepper, Inc.	3.200	05-01-30	391,000	417,088
The Coca-Cola Company	4.200	03-25-50	825,000	1,051,742
Food and staples retailing 0.1%
Albertsons Companies, Inc. (D)	4.875	02-15-30	386,000	391,308
Alimentation Couche-Tard, Inc. (D)	2.700	07-26-22	890,000	894,963
Dollar General Corp.	3.500	04-03-30	765,000	839,149
Sysco Corp.	5.950	04-01-30	332,000	390,400
The Kroger Company	2.200	05-01-30	700,000	701,649
Food products 0.2%
Cargill, Inc. (D)	1.375	07-23-23	565,000	567,826
Cargill, Inc. (D)	2.125	04-23-30	555,000	561,475
JBS Investments II GmbH (D)	5.750	01-15-28	1,480,000	1,443,000
Kraft Heinz Foods Company (D)	4.875	02-15-25	695,000	714,505
NBM US Holdings, Inc. (D)	6.625	08-06-29	631,000	586,294
Post Holdings, Inc. (D)	5.500	12-15-29	434,000	436,170
Simmons Foods, Inc. (D)	5.750	11-01-24	510,000	474,300
Personal products 0.1%
Natura Cosmeticos SA (D)	5.375	02-01-23	1,010,000	964,560
Walnut Bidco PLC (D)	9.125	08-01-24	285,000	239,256
Energy 1.6%				37,431,265
Energy equipment and services 0.1%
CSI Compressco LP	7.250	08-15-22	1,127,000	357,823
CSI Compressco LP (D)	7.500	04-01-25	1,014,000	659,100
Inkia Energy, Ltd. (D)	5.875	11-09-27	220,000	206,800
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Tervita Corp. (D)	7.625	12-01-21	714,000	$471,240
Oil, gas and consumable fuels 1.5%
Aker BP ASA (D)	3.000	01-15-25	690,000	601,739
Antero Resources Corp.	5.000	03-01-25	584,000	321,200
Cheniere Energy Partners LP (D)	4.500	10-01-29	1,549,000	1,428,953
Cimarex Energy Company	4.375	06-01-24	700,000	645,212
Colorado Interstate Gas Company LLC (D)	4.150	08-15-26	487,000	510,992
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (E)	7.375	12-15-22	908,000	347,310
DCP Midstream Operating LP	5.125	05-15-29	255,000	189,899
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	714,000	328,440
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	1,025,000	898,423
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,000,000	915,500
Energy Transfer Operating LP	4.200	04-15-27	494,000	465,978
Energy Transfer Operating LP	4.250	03-15-23	1,400,000	1,387,259
Energy Transfer Operating LP	5.150	03-15-45	1,055,000	934,589
Energy Transfer Operating LP	5.875	01-15-24	860,000	892,962
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	1,953,000	1,757,114
Husky Energy, Inc.	3.950	04-15-22	912,000	890,364
Kinder Morgan Energy Partners LP	7.750	03-15-32	660,000	844,159
MPLX LP	4.000	03-15-28	1,059,000	1,003,760
MPLX LP (D)	4.250	12-01-27	380,000	364,954
MPLX LP (D)	5.250	01-15-25	300,000	296,987
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (E)	6.875	02-15-23	2,770,000	1,991,685
Murphy Oil Corp.	5.750	08-15-25	419,000	289,110
ONEOK Partners LP	4.900	03-15-25	370,000	368,234
Petrobras Global Finance BV (D)	5.093	01-15-30	2,528,000	2,304,272
Petrobras Global Finance BV	6.900	03-19-49	620,000	602,950
Petroleos Mexicanos	5.350	02-12-28	954,000	710,740
Phillips 66	3.700	04-06-23	312,000	323,995
Sabine Pass Liquefaction LLC	4.200	03-15-28	846,000	826,903
Sabine Pass Liquefaction LLC	5.000	03-15-27	950,000	972,868
Sabine Pass Liquefaction LLC	5.875	06-30-26	1,655,000	1,761,413
Sunoco Logistics Partners Operations LP	3.900	07-15-26	1,430,000	1,348,635
Sunoco Logistics Partners Operations LP	5.400	10-01-47	820,000	740,597
Targa Resources Partners LP	5.875	04-15-26	1,596,000	1,416,450
Teekay Offshore Partners LP (D)	8.500	07-15-23	886,000	795,185
18	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	3.750	06-15-27	1,115,000	$1,112,039
The Williams Companies, Inc.	4.550	06-24-24	2,432,000	2,536,660
The Williams Companies, Inc.	5.750	06-24-44	367,000	398,498
TransCanada PipeLines, Ltd.	4.250	05-15-28	670,000	720,884
WPX Energy, Inc.	4.500	01-15-30	650,000	529,750
WPX Energy, Inc.	5.250	09-15-24	220,000	197,520
WPX Energy, Inc.	5.250	10-15-27	876,000	762,120
Financials 5.4%				128,344,710
Banks 3.2%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (D)(E)	6.750	06-15-26	565,000	605,963
Banco Santander SA	4.379	04-12-28	1,000,000	1,082,891
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	1,560,000	1,596,911
Bank of America Corp.	3.950	04-21-25	1,569,000	1,688,675
Bank of America Corp.	4.200	08-26-24	683,000	738,566
Bank of America Corp.	4.450	03-03-26	1,721,000	1,897,905
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	1,963,000	2,135,577
Barclays Bank PLC (D)	10.179	06-12-21	345,000	369,598
Barclays PLC	4.375	01-12-26	840,000	902,036
BPCE SA (D)	4.500	03-15-25	1,065,000	1,120,348
BPCE SA (D)	5.700	10-22-23	1,260,000	1,362,995
Citigroup, Inc.	3.200	10-21-26	1,911,000	2,013,845
Citigroup, Inc.	4.600	03-09-26	2,077,000	2,280,557
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	1,660,000	1,444,200
Citigroup, Inc.	5.500	09-13-25	565,000	647,166
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	1,315,000	1,407,050
Citizens Bank NA	2.250	04-28-25	1,124,000	1,124,138
Citizens Financial Group, Inc.	3.250	04-30-30	1,548,000	1,551,448
Credit Agricole SA (D)	3.250	01-14-30	1,776,000	1,795,191
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24	970,000	1,029,859
Credit Suisse Group AG (D)	3.574	01-09-23	337,000	344,498
Danske Bank A/S (D)	5.000	01-12-22	945,000	976,940
Discover Bank	2.450	09-12-24	1,205,000	1,178,721
Fifth Third Bancorp	1.625	05-05-23	420,000	419,731
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	901,000	801,890
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Freedom Mortgage Corp. (D)	8.125	11-15-24	832,000	$690,560
Freedom Mortgage Corp. (D)	8.250	04-15-25	250,000	212,500
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	2,010,000	2,133,472
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	342,000	339,647
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (E)	6.875	06-01-21	1,150,000	1,152,875
ING Groep NV	3.550	04-09-24	882,000	927,296
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	375,000	371,813
JPMorgan Chase & Co. (2.522 to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	1,640,000	1,674,040
JPMorgan Chase & Co.	2.950	10-01-26	1,799,000	1,885,349
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	1,558,000	1,721,245
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	1,303,000	1,168,791
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	1,700,000	1,825,086
Lloyds Banking Group PLC	4.450	05-08-25	2,660,000	2,893,086
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	915,000	896,700
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	765,000	771,372
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (C)	2.220	12-01-21	490,000	483,754
PNC Bank NA	2.450	07-28-22	1,410,000	1,443,017
Santander Holdings USA, Inc.	3.244	10-05-26	2,229,000	2,166,568
Santander Holdings USA, Inc.	3.400	01-18-23	900,000	905,800
Santander Holdings USA, Inc.	3.500	06-07-24	2,132,000	2,155,777
Santander Holdings USA, Inc.	4.400	07-13-27	410,000	417,181
Santander UK Group Holdings PLC (D)	4.750	09-15-25	940,000	979,094
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (D)(E)	7.375	09-13-21	870,000	849,338
The PNC Financial Services Group, Inc.	2.200	11-01-24	1,717,000	1,783,299
The PNC Financial Services Group, Inc.	3.150	05-19-27	244,000	265,304
The PNC Financial Services Group, Inc.	3.500	01-23-24	604,000	646,009
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	785,000	722,200
20	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (E)	6.750	08-01-21	1,616,000	$1,639,238
The Royal Bank of Scotland Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	413,000	411,599
The Royal Bank of Scotland Group PLC	3.875	09-12-23	1,340,000	1,402,881
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	2,041,000	2,081,820
The Toronto-Dominion Bank	3.250	03-11-24	1,505,000	1,594,036
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%)	2.188	04-30-26	2,688,000	2,701,829
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	1,256,000	1,236,696
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	3,063,000	3,269,753
Capital markets 0.7%
Ares Capital Corp.	4.200	06-10-24	1,001,000	955,599
Cantor Fitzgerald LP (D)	4.875	05-01-24	1,564,000	1,531,499
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (D)(E)	7.500	07-17-23	1,155,000	1,166,550
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(E)	7.500	12-11-23	450,000	475,313
Ford Motor Credit Company LLC	5.113	05-03-29	1,799,000	1,547,140
Lazard Group LLC	4.375	03-11-29	735,000	768,913
Macquarie Bank, Ltd. (D)	4.875	06-10-25	1,155,000	1,241,620
Morgan Stanley (2.188% to 4-28-25, then SOFR +1.990%)	2.188	04-28-26	2,754,000	2,783,974
Morgan Stanley	3.875	01-27-26	1,078,000	1,184,650
Raymond James Financial, Inc.	4.650	04-01-30	360,000	404,768
Stearns Holdings LLC (D)	5.000	11-05-24	7,341	4,405
Stifel Financial Corp.	4.250	07-18-24	884,000	921,550
The Bank of New York Mellon Corp.	1.600	04-24-25	1,044,000	1,059,361
The Goldman Sachs Group, Inc.	3.850	01-26-27	2,611,000	2,816,604
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(E)	7.000	01-31-24	898,000	923,773
Consumer finance 0.3%
Ally Financial, Inc.	5.125	09-30-24	1,794,000	1,856,252
Ally Financial, Inc.	5.800	05-01-25	800,000	852,528
Capital One Financial Corp.	3.900	01-29-24	1,950,000	2,032,199
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (D)(E)	9.125	11-29-22	510,000	372,305
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Discover Financial Services	3.950	11-06-24	1,605,000	$1,643,104
Discover Financial Services	4.100	02-09-27	426,000	426,147
Enova International, Inc. (D)	8.500	09-01-24	142,000	123,540
Enova International, Inc. (D)	8.500	09-15-25	845,000	730,925
Springleaf Finance Corp.	6.875	03-15-25	260,000	245,882
Diversified financial services 0.4%
Allied Universal Holdco LLC (D)	6.625	07-15-26	380,000	390,678
GE Capital International Funding Company Unlimited Company	4.418	11-15-35	1,873,000	1,948,163
Gogo Intermediate Holdings LLC (D)	9.875	05-01-24	478,000	391,960
Jefferies Financial Group, Inc.	5.500	10-18-23	945,000	992,206
Jefferies Group LLC	4.150	01-23-30	1,300,000	1,290,598
Jefferies Group LLC	4.850	01-15-27	1,353,000	1,401,814
Operadora de Servicios Mega SA de CV (D)	8.250	02-11-25	516,000	336,277
Refinitiv US Holdings, Inc. (D)	6.250	05-15-26	100,000	106,585
Refinitiv US Holdings, Inc. (D)	8.250	11-15-26	160,000	173,600
Trident TPI Holdings, Inc. (D)	6.625	11-01-25	200,000	157,580
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	1,679,000	1,645,420
Insurance 0.6%
AXA SA	8.600	12-15-30	460,000	638,720
Brighthouse Financial, Inc.	3.700	06-22-27	1,915,000	1,838,204
CNO Financial Group, Inc.	5.250	05-30-25	502,000	535,989
CNO Financial Group, Inc.	5.250	05-30-29	1,498,000	1,571,284
Liberty Mutual Group, Inc. (D)	3.951	10-15-50	1,401,000	1,430,565
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (D)	7.800	03-15-37	36,000	39,420
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	1,170,000	1,309,283
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (D)	9.250	04-08-38	320,000	422,400
New York Life Insurance Company (D)	3.750	05-15-50	671,000	758,670
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (D)	5.100	10-16-44	920,000	998,200
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	2,222,000	2,341,055
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	1,267,000	1,472,935
Thrifts and mortgage finance 0.2%
Ladder Capital Finance Holdings LLLP (D)	5.250	03-15-22	220,000	181,500
Ladder Capital Finance Holdings LLLP (D)	5.250	10-01-25	340,000	247,350
MGIC Investment Corp.	5.750	08-15-23	362,000	354,760
22	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	254,000	$216,687
Nationstar Mortgage Holdings, Inc. (D)	8.125	07-15-23	375,000	360,000
Nationstar Mortgage Holdings, Inc. (D)	9.125	07-15-26	300,000	286,875
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (D)	3.622	04-26-23	939,000	962,907
Quicken Loans, Inc. (D)	5.750	05-01-25	865,000	847,700
Radian Group, Inc.	4.500	10-01-24	300,000	291,000
Health care 1.0%				24,092,434
Biotechnology 0.2%
AbbVie, Inc. (D)	3.200	11-21-29	2,495,000	2,635,969
AbbVie, Inc. (D)	4.250	11-21-49	695,000	797,266
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,720,000	1,863,374
Health care equipment and supplies 0.0%
Baxter International, Inc. (D)	3.950	04-01-30	163,000	188,801
Health care providers and services 0.7%
Anthem, Inc.	2.375	01-15-25	341,000	350,670
Centene Corp. (D)	3.375	02-15-30	397,000	400,454
Centene Corp. (D)	4.250	12-15-27	289,000	302,366
Centene Corp. (D)	4.625	12-15-29	302,000	330,690
Centene Corp. (D)	5.375	06-01-26	864,000	915,503
CVS Health Corp.	3.000	08-15-26	206,000	218,566
CVS Health Corp.	3.750	04-01-30	916,000	1,016,926
CVS Health Corp.	4.300	03-25-28	1,290,000	1,453,547
CVS Health Corp.	5.050	03-25-48	1,301,000	1,635,979
DaVita, Inc.	5.000	05-01-25	1,464,000	1,485,960
Encompass Health Corp.	4.500	02-01-28	120,000	120,228
HCA, Inc.	4.125	06-15-29	524,000	563,217
HCA, Inc.	5.250	04-15-25	1,208,000	1,346,956
HCA, Inc.	5.250	06-15-26	945,000	1,053,021
MEDNAX, Inc. (D)	5.250	12-01-23	665,000	633,266
MEDNAX, Inc. (D)	6.250	01-15-27	565,000	511,574
Rede D'or Finance Sarl (D)	4.500	01-22-30	834,000	705,814
Select Medical Corp. (D)	6.250	08-15-26	750,000	716,250
Team Health Holdings, Inc. (D)	6.375	02-01-25	150,000	82,470
Universal Health Services, Inc. (D)	4.750	08-01-22	675,000	675,000
Universal Health Services, Inc. (D)	5.000	06-01-26	733,000	740,330
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (D)	4.250	05-01-28	169,000	170,479
Pharmaceuticals 0.1%
Bausch Health Companies, Inc. (D)	5.250	01-30-30	495,000	490,050
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	23

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Bausch Health Companies, Inc. (D)	6.125	04-15-25	1,125,000	$1,136,953
Catalent Pharma Solutions, Inc. (D)	5.000	07-15-27	155,000	158,100
GlaxoSmithKline Capital PLC	3.000	06-01-24	1,295,000	1,392,655
Industrials 2.2%				51,211,364
Aerospace and defense 0.4%
Howmet Aerospace, Inc.	5.125	10-01-24	956,000	922,784
Huntington Ingalls Industries, Inc. (D)	3.844	05-01-25	240,000	252,194
Huntington Ingalls Industries, Inc. (D)	4.200	05-01-30	616,000	650,422
Huntington Ingalls Industries, Inc. (D)	5.000	11-15-25	897,000	926,454
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	655,000	638,887
The Boeing Company	3.200	03-01-29	1,934,000	1,696,595
The Boeing Company	4.875	05-01-25	1,440,000	1,440,000
The Boeing Company	5.805	05-01-50	1,415,000	1,415,000
TransDigm, Inc. (D)	5.500	11-15-27	1,983,000	1,675,635
Air freight and logistics 0.1%
United Parcel Service, Inc.	3.900	04-01-25	824,000	918,799
XPO Logistics, Inc. (D)	6.500	06-15-22	479,000	480,916
Airlines 0.7%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	478,269	440,587
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	01-15-26	695,337	548,606
American Airlines 2001-1 Pass Through Trust	6.977	05-23-21	124,860	124,162
American Airlines 2013-2 Class A Pass Through Trust	4.950	01-15-23	944,103	833,702
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	995,993	777,774
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	436,412	296,760
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,206,346	901,476
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	545,600	367,897
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	835,450	785,323
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	370,078	260,905
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	590,762	391,921
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	979,680	860,573
Azul Investments LLP (D)	5.875	10-26-24	740,000	388,796
24	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	596,302	$576,519
British Airways 2013-1 Class B Pass Through Trust (D)	5.625	06-20-20	19,931	19,893
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	332,037	245,954
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	339,998	316,363
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	243,856	231,553
Delta Air Lines, Inc.	2.900	10-28-24	1,861,000	1,460,744
Delta Air Lines, Inc.	3.800	04-19-23	1,027,000	881,040
Delta Air Lines, Inc.	4.375	04-19-28	1,170,000	871,325
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	874,000	768,094
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,133,645	993,329
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	437,400	383,801
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	989,620	696,838
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,334,213	957,177
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	283,996	184,604
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	809,409	619,604
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	159,208	150,089
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	347,336	292,244
Building products 0.1%
Builders FirstSource, Inc. (D)	5.000	03-01-30	120,000	102,972
Builders FirstSource, Inc. (D)	6.750	06-01-27	179,000	184,370
Carrier Global Corp. (D)	2.242	02-15-25	1,406,000	1,398,870
Carrier Global Corp. (D)	2.722	02-15-30	1,121,000	1,050,740
Owens Corning	3.950	08-15-29	935,000	966,879
Commercial services and supplies 0.1%
APX Group, Inc.	7.625	09-01-23	966,000	753,480
Clean Harbors, Inc. (D)	4.875	07-15-27	120,000	124,317
Harsco Corp. (D)	5.750	07-31-27	200,000	188,540
LSC Communications, Inc. (D)(F)	8.750	10-15-23	1,058,000	63,480
Prime Security Services Borrower LLC (D)	6.250	01-15-28	567,000	508,883
Construction and engineering 0.1%
AECOM	5.125	03-15-27	1,175,000	1,195,563
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	25

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
Tutor Perini Corp. (D)	6.875	05-01-25	200,000	$157,500
Industrial conglomerates 0.2%
3M Company	3.250	02-14-24	1,400,000	1,513,758
DuPont de Nemours, Inc.	2.169	05-01-23	1,088,000	1,093,537
General Electric Company	4.350	05-01-50	1,334,000	1,338,872
General Electric Company	5.550	01-05-26	1,713,000	1,909,576
Machinery 0.0%
Otis Worldwide Corp. (D)	2.056	04-05-25	1,113,000	1,130,309
Professional services 0.1%
IHS Markit, Ltd. (D)	4.000	03-01-26	944,000	1,000,638
IHS Markit, Ltd. (D)	4.750	02-15-25	455,000	492,487
IHS Markit, Ltd.	4.750	08-01-28	538,000	618,216
Road and rail 0.1%
Uber Technologies, Inc. (D)	7.500	09-15-27	1,328,000	1,354,693
Trading companies and distributors 0.3%
AerCap Ireland Capital DAC	2.875	08-14-24	1,268,000	1,064,951
Ahern Rentals, Inc. (D)	7.375	05-15-23	972,000	457,229
Air Lease Corp.	3.625	12-01-27	445,000	371,104
Aircastle, Ltd.	5.500	02-15-22	665,000	634,165
Ashtead Capital, Inc. (D)	4.250	11-01-29	367,000	351,501
Ashtead Capital, Inc. (D)	4.375	08-15-27	840,000	818,689
Avolon Holdings Funding, Ltd. (D)	5.125	10-01-23	765,000	684,320
H&E Equipment Services, Inc.	5.625	09-01-25	307,000	292,448
United Rentals North America, Inc.	3.875	11-15-27	585,000	571,838
United Rentals North America, Inc.	4.875	01-15-28	1,005,000	999,975
United Rentals North America, Inc.	5.500	07-15-25	170,000	172,125
Information technology 2.3%				53,800,435
Communications equipment 0.2%
CommScope, Inc. (D)	8.250	03-01-27	1,285,000	1,233,600
Motorola Solutions, Inc.	4.600	02-23-28	1,835,000	2,013,647
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,730,000	1,792,713
Electronic equipment, instruments and components 0.0%
Tech Data Corp.	3.700	02-15-22	453,000	446,167
IT services 0.2%
Banff Merger Sub, Inc. (D)	9.750	09-01-26	709,000	636,328
PayPal Holdings, Inc.	2.850	10-01-29	1,788,000	1,896,031
Tempo Acquisition LLC (D)	6.750	06-01-25	261,000	253,170
VeriSign, Inc.	4.750	07-15-27	340,000	362,171
VeriSign, Inc.	5.250	04-01-25	565,000	617,263
Visa, Inc.	2.700	04-15-40	520,000	543,237
26	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 1.3%
Broadcom Corp.	3.125	01-15-25	800,000	$825,827
Broadcom Corp.	3.875	01-15-27	2,824,000	2,929,836
Broadcom, Inc. (D)	4.700	04-15-25	1,320,000	1,454,303
Broadcom, Inc. (D)	4.750	04-15-29	1,610,000	1,776,054
Broadcom, Inc. (D)	5.000	04-15-30	1,584,000	1,771,004
KLA Corp.	4.100	03-15-29	910,000	1,029,806
Lam Research Corp.	3.750	03-15-26	980,000	1,096,690
Lam Research Corp.	4.875	03-15-49	893,000	1,211,867
Marvell Technology Group, Ltd.	4.875	06-22-28	1,240,000	1,355,565
Microchip Technology, Inc.	4.333	06-01-23	2,665,000	2,762,776
Micron Technology, Inc.	2.497	04-24-23	1,532,000	1,559,210
Micron Technology, Inc.	4.185	02-15-27	2,669,000	2,858,139
Micron Technology, Inc.	4.975	02-06-26	612,000	675,112
Micron Technology, Inc.	5.327	02-06-29	2,387,000	2,730,285
NVIDIA Corp.	2.850	04-01-30	960,000	1,040,927
NXP BV (D)	3.400	05-01-30	397,000	399,101
NXP BV (D)	3.875	06-18-26	850,000	889,930
NXP BV (D)	4.625	06-01-23	1,815,000	1,931,558
NXP BV (D)	4.875	03-01-24	925,000	1,003,794
Qorvo, Inc.	5.500	07-15-26	260,000	273,000
Software 0.3%
Autodesk, Inc.	2.850	01-15-30	523,000	546,457
Citrix Systems, Inc.	3.300	03-01-30	1,381,000	1,395,057
Microsoft Corp.	4.450	11-03-45	1,035,000	1,397,814
Oracle Corp.	2.950	04-01-30	2,186,000	2,385,737
PTC, Inc. (D)	4.000	02-15-28	196,000	192,080
VMware, Inc.	4.500	05-15-25	1,023,000	1,081,438
Technology hardware, storage and peripherals 0.3%
Dell International LLC (D)	4.900	10-01-26	1,615,000	1,671,299
Dell International LLC (D)	5.300	10-01-29	1,745,000	1,808,831
Dell International LLC (D)	5.850	07-15-25	463,000	504,764
Dell International LLC (D)	8.350	07-15-46	1,786,000	2,226,919
Seagate HDD Cayman	4.750	01-01-25	1,185,000	1,220,928
Materials 0.6%				13,284,492
Chemicals 0.2%
Cydsa SAB de CV (D)	6.250	10-04-27	880,000	785,400
Methanex Corp.	4.250	12-01-24	810,000	727,070
Methanex Corp.	5.250	12-15-29	1,052,000	884,423
Orbia Advance Corp. SAB de CV (D)	5.500	01-15-48	900,000	835,884
Syngenta Finance NV (D)	4.441	04-24-23	1,325,000	1,325,690
Syngenta Finance NV (D)	5.676	04-24-48	365,000	357,178
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	27

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials 0.0%
Cemex SAB de CV (D)	6.125	05-05-25	745,000	$670,500
Containers and packaging 0.0%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	685,000	685,596
Metals and mining 0.2%
Anglo American Capital PLC (D)	4.750	04-10-27	625,000	644,218
Arconic Corp. (D)	6.000	05-15-25	304,000	307,420
Arconic Corp. (D)	6.125	02-15-28	137,000	130,362
Commercial Metals Company	5.375	07-15-27	231,000	225,803
First Quantum Minerals, Ltd. (D)	6.875	03-01-26	450,000	394,650
First Quantum Minerals, Ltd. (D)	7.250	04-01-23	290,000	263,204
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	583,000	514,498
Newmont Corp.	2.800	10-01-29	620,000	636,688
Paper and forest products 0.2%
Georgia-Pacific LLC (D)	2.300	04-30-30	2,801,000	2,797,888
Inversiones CMPC SA (D)	3.850	01-13-30	407,000	392,755
Norbord, Inc. (D)	6.250	04-15-23	415,000	408,775
Suzano Austria GmbH	6.000	01-15-29	300,000	296,490
Real estate 0.6%				15,051,218
Equity real estate investment trusts 0.6%
American Homes 4 Rent LP	4.250	02-15-28	1,353,000	1,341,306
American Tower Corp.	2.400	03-15-25	795,000	818,013
American Tower Corp.	2.950	01-15-25	837,000	877,767
American Tower Corp.	3.550	07-15-27	2,008,000	2,190,053
American Tower Corp.	3.800	08-15-29	710,000	791,059
Crown Castle International Corp.	3.300	07-01-30	287,000	307,130
Crown Castle International Corp.	4.150	07-01-50	255,000	297,715
CyrusOne LP	3.450	11-15-29	1,014,000	967,863
Equinix, Inc.	3.200	11-18-29	1,568,000	1,640,348
Equinix, Inc.	5.375	05-15-27	648,000	699,840
GLP Capital LP	5.375	04-15-26	967,000	963,374
SBA Communications Corp. (D)	3.875	02-15-27	456,000	465,690
SBA Tower Trust (D)	2.836	01-15-25	1,172,000	1,192,875
SBA Tower Trust (D)	3.722	04-11-23	1,412,000	1,434,739
The GEO Group, Inc.	6.000	04-15-26	146,000	110,595
Ventas Realty LP	3.500	02-01-25	825,000	827,221
VICI Properties LP (D)	4.625	12-01-29	136,000	125,630
Utilities 0.6%				13,011,104
Electric utilities 0.3%
ABY Transmision Sur SA (D)	6.875	04-30-43	514,238	640,226
Emera US Finance LP	3.550	06-15-26	617,000	650,798
Empresa Electrica Angamos SA (D)	4.875	05-25-29	446,040	438,279
28	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
FirstEnergy Corp.	2.650	03-01-30	675,000	$684,194
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	515,000	323,168
Israel Electric Corp., Ltd. (D)	6.875	06-21-23	300,000	336,275
NRG Energy, Inc. (D)	3.750	06-15-24	715,000	730,502
Vistra Operations Company LLC (D)	3.700	01-30-27	1,569,000	1,542,086
Vistra Operations Company LLC (D)	4.300	07-15-29	1,270,000	1,260,790
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	680,000	690,554
Independent power and renewable electricity producers 0.2%
Greenko Dutch BV (D)	4.875	07-24-22	740,000	680,519
Greenko Dutch BV (D)	5.250	07-24-24	375,000	333,585
LLPL Capital Pte, Ltd. (D)	6.875	02-04-39	144,195	146,538
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	1,886,000	2,073,152
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	826,000	816,418
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	255,000	261,694
Multi-utilities 0.1%
Dominion Energy, Inc.	3.375	04-01-30	771,000	837,031

NiSource, Inc.	3.600	05-01-30	508,000	565,295
Municipal bonds 0.0%				$1,076,862
(Cost $1,136,935)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	1,023,000	984,576

New Jersey Transportation Trust Fund Authority	4.131	06-15-42	95,000	92,286
Collateralized mortgage obligations 2.4%				$55,480,864
(Cost $58,118,651)
Commercial and residential 1.8%				40,909,225
AOA Mortgage Trust Series 2015-1177, Class C (D)(G)	3.110	12-13-29	290,000	289,240
Arroyo Mortgage Trust
Series 2018-1, Class A1 (D)(G)	3.763	04-25-48	1,166,442	1,175,389
Series 2019-2, Class A1 (D)(G)	3.347	04-25-49	951,859	946,856
Series 2019-3, Class A1 (D)(G)	2.962	10-25-48	535,852	531,491
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM (D)(G)	3.843	11-05-32	575,000	387,231
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	665,000	692,053
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (C)(D)	3.251	03-15-37	500,000	424,052
BBCMS Trust
Series 2015-MSQ, Class D (D)(G)	4.123	09-15-32	385,000	375,211
Series 2015-SRCH, Class D (D)(G)	5.122	08-10-35	840,000	825,552
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	29

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-C6, Class A2	2.690	02-15-53	537,000	$555,609
Benchmark Mortgage Trust
Series 2019-B10, Class A2	3.614	03-15-62	926,000	982,696
Series 2019-B11, Class A2	3.410	05-15-52	710,000	747,967
Series 2019-B12, Class A2	3.001	08-15-52	905,000	940,162
Series 2019-B13, Class A2	2.889	08-15-57	780,000	806,981
Series 2019-B14, Class A2	2.915	12-15-62	1,054,000	1,092,989
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (D)(G)	2.666	07-25-59	389,189	391,501
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 (D)	3.613	10-26-48	121,926	122,714
BWAY Mortgage Trust Series 2015-1740, Class XA IO (D)	1.023	01-10-35	7,015,000	107,236
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(D)	2.135	03-15-37	480,000	444,433
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (C)(D)	2.564	12-15-37	230,000	219,084
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (C)(D)	2.964	07-15-32	438,501	380,669
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (D)	3.341	05-10-36	315,000	314,771
Series 2019-SMRT, Class A (D)	4.149	01-10-36	260,000	268,978
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (D)(G)	3.337	05-25-49	345,503	345,652
Series 2020-1, Class A1 (D)(G)	2.488	02-25-50	559,919	560,032
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.792	08-15-45	3,759,283	109,216
Series 2012-CR3, Class XA IO	2.013	10-15-45	5,415,783	189,527
Series 2014-CR15, Class XA IO	1.087	02-10-47	5,675,585	153,691
Series 2014-CR20, Class A3	3.326	11-10-47	1,730,000	1,814,128
Series 2016-CR28, Class A3	3.495	02-10-49	350,000	366,363
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.586	05-10-51	9,669,244	288,633
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(G)	4.540	08-10-30	880,000	879,427
Series 2013-LC13, Class B (D)(G)	5.009	08-10-46	220,000	226,053
Series 2017-PANW, Class A (D)	3.244	10-10-29	305,000	303,914
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	322,000	287,877
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (C)(D)	2.414	05-15-36	1,390,000	1,295,090
CSMC Trust
Series 2019-AFC1, Class A1 (D)	2.573	07-25-49	908,444	907,735
Series 2020-AFC1, Class A1 (D)(G)	2.240	02-25-50	797,119	755,506
30	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GCAT LLC Series 2019-NQM1, Class A1 (D)	3.985	02-25-59	1,142,968	$1,140,767
GCAT Trust Series 2020-NQM1, Class A1 (D)	2.247	01-25-60	1,317,243	1,326,716
GS Mortgage Securities Trust
Series 2015-590M, Class C (D)(G)	3.932	10-10-35	320,000	301,849
Series 2015-GC30, Class A3	3.119	05-10-50	805,000	837,608
Series 2015-GC34, Class A4	3.506	10-10-48	425,000	453,261
Series 2016-RENT, Class D (D)(G)	4.202	02-10-29	630,000	618,240
Series 2017-485L, Class C (D)(G)	4.115	02-10-37	250,000	237,940
Series 2019-GC39, Class A2	3.457	05-10-52	1,035,000	1,088,104
Series 2019-GC40, Class A2	2.971	07-10-52	845,000	881,100
Series 2020-UPTN, Class A (D)	2.751	02-10-37	650,000	630,221
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.900%) (C)(D)	5.277	08-05-34	210,000	183,597
IMT Trust
Series 2017-APTS, Class AFX (D)	3.478	06-15-34	330,000	327,771
Series 2017-APTS, Class CFX (D)(G)	3.613	06-15-34	400,000	366,538
Irvine Core Office Trust Series 2013-IRV, Class A2 (D)(G)	3.279	05-15-48	1,370,000	1,373,847
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3	3.801	08-15-48	815,000	881,809
Series 2016-C1, Class A4	3.311	03-15-49	300,000	318,444
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (D)	1.582	07-05-32	5,964,905	161,117
Series 2015-JP1, Class A4	3.650	01-15-49	1,780,000	1,920,448
Series 2015-JP1, Class A5	3.914	01-15-49	485,000	529,440
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	683,000	685,396
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (C)(D)	2.164	05-15-36	350,000	325,311
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(D)	2.214	11-15-34	850,000	809,777
MSCG Trust Series 2016-SNR, Class D (D)	6.550	11-15-34	514,250	501,168
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(G)	3.917	11-15-32	464,000	451,807
Series 2018-ALXA, Class C (D)(G)	4.460	01-15-43	380,000	347,994
One Market Plaza Trust Series 2017-1MKT, Class D (D)	4.146	02-10-32	240,000	240,822
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA	3.500	08-25-58	1,028,227	1,100,378
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (D)(G)	3.793	03-25-48	183,039	183,101
Series 2020-1, Class A1 (D)(G)	2.275	02-25-50	646,642	639,959
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	31

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(D)	2.464	12-15-34	295,000	$233,087
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (D)	2.051	11-15-45	4,324,133	157,085
Series 2013-C16, Class B (G)	5.201	09-15-46	145,000	148,814
U.S. Government Agency 0.6%				14,571,639
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.433	12-25-21	4,657,357	72,111
Series K021, Class X1 IO	1.551	06-25-22	284,114	6,942
Series K022, Class X1 IO	1.332	07-25-22	10,151,461	215,885
Series K040, Class A2	3.241	09-25-24	1,265,000	1,378,795
Series K043, Class A2	3.062	12-25-24	1,710,000	1,858,549
Series K728, Class A2 (G)	3.064	08-25-24	541,000	581,648
Series K729, Class A2	3.136	10-25-24	1,364,000	1,473,801
Series KIR3, Class A1	3.038	08-25-27	1,420,000	1,558,656
Government National Mortgage Association
Series 2012-114, Class IO	0.760	01-16-53	2,045,935	82,384
Series 2016-174, Class IO	0.890	11-16-56	4,317,221	284,563
Series 2017-109, Class IO	0.599	04-16-57	5,710,900	269,544
Series 2017-124, Class IO	0.703	01-16-59	6,654,994	373,213
Series 2017-135, Class IO	0.837	10-16-58	4,727,014	288,118
Series 2017-140, Class IO	0.613	02-16-59	3,736,862	201,595
Series 2017-159, Class IO	0.544	06-16-59	5,842,010	272,772
Series 2017-169, Class IO	0.727	01-16-60	9,836,284	529,646
Series 2017-20, Class IO	0.736	12-16-58	6,608,970	344,245
Series 2017-22, Class IO	0.942	12-16-57	2,702,379	188,129
Series 2017-41, Class IO	0.766	07-16-58	5,028,226	284,849
Series 2017-46, Class IO	0.616	11-16-57	6,655,960	333,687
Series 2017-61, Class IO	0.764	05-16-59	3,155,623	192,203
Series 2018-158, Class IO	0.727	05-16-61	4,780,187	326,225
Series 2018-35, Class IO	0.528	03-16-60	7,063,617	353,122
Series 2018-43, Class IO	0.575	05-16-60	10,193,175	524,830
Series 2018-68, Class IO	0.479	01-16-60	12,220,593	542,394
Series 2018-69, Class IO	0.573	04-16-60	9,723,649	538,502
Series 2018-81, Class IO	0.451	01-16-60	10,621,049	518,640
Series 2018-9, Class IO	0.558	01-16-60	11,401,176	559,565

Series 2019-131, Class IO	0.931	07-16-61	5,666,010	417,026
Asset backed securities 2.0%				$47,001,362
(Cost $48,125,856)
Asset backed securities 2.0%				47,001,362
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (C)	1.979	05-25-36	512,873	460,677
32	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Applebee's Funding LLC Series 2019-1A, Class A2I (D)	4.194	06-07-49	1,457,000	$1,227,333
Arby's Funding LLC Series 2015-1A, Class A2 (D)	4.969	10-30-45	1,179,425	1,161,722
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (D)	2.360	03-20-26	836,000	741,715
Series 2020-1A, Class A (D)	2.330	08-20-26	867,000	767,823
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (D)	3.280	09-26-33	476,217	476,985
CARS-DB4 LP Series 2020-1A, Class B1 (D)	4.170	02-15-50	857,000	768,319
CLI Funding LLC Series 2018-1A, Class A (D)	4.030	04-18-43	1,277,871	1,229,169
Coinstar Funding LLC Series 2017-1A, Class A2 (D)	5.216	04-25-47	1,052,450	1,026,300
Corevest American Finance Trust Series 2019-3, Class A (D)	2.705	10-15-52	221,666	214,784
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.512	02-25-35	106,487	106,698
DB Master Finance LLC
Series 2017-1A, Class A2I (D)	3.629	11-20-47	388,068	384,618
Series 2017-1A, Class A2II (D)	4.030	11-20-47	434,988	426,771
Series 2019-1A, Class A2I (D)	3.787	05-20-49	2,168,613	2,183,294
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (D)	4.118	07-25-47	1,326,000	1,368,856
Driven Brands Funding LLC Series 2015-1A, Class A2 (D)	5.216	07-20-45	1,274,925	1,295,579
Five Guys Funding LLC Series 2017-1A, Class A2 (D)	4.600	07-25-47	655,050	619,637
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (D)	3.857	04-30-47	368,600	352,518
Ford Credit Auto Owner Trust Series 2020-1, Class A (D)	2.040	08-15-31	1,734,000	1,688,934
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.060	04-15-26	1,311,000	1,292,416
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (D)	2.900	04-15-26	1,225,000	1,166,101
Golden Credit Card Trust Series 2018-4A, Class A (D)	3.440	10-15-25	920,000	974,889
Hilton Grand Vacations Trust
Series 2017-AA, Class A (D)	2.660	12-26-28	706,040	678,674
Series 2018-AA, Class A (D)	3.540	02-25-32	354,880	341,989
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	443,888	416,069
Series 2019-1A, Class A2I (D)	3.982	08-25-49	443,888	429,217
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (D)	2.730	10-25-48	295,000	296,859
MelTel Land Funding LLC Series 2019-1A, Class A (D)	3.768	04-15-49	505,000	505,949
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	33

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (D)(G)	3.500	08-25-58	385,065	$397,452
MVW Owner Trust
Series 2015-1A, Class A (D)	2.520	12-20-32	74,827	72,936
Series 2018-1A, Class A (D)	3.450	01-21-36	811,317	788,913
Navient Private Education Loan Trust Series 2016-AA, Class A2A (D)	3.910	12-15-45	326,765	337,897
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (D)	2.600	08-15-68	1,139,000	1,114,331
New Residential Mortgage LLC
Series 2018-FNT1, Class A (D)	3.610	05-25-23	497,025	492,774
Series 2018-FNT2, Class A (D)	3.790	07-25-54	289,676	277,806
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (D)	3.193	01-25-23	162,228	162,609
Series 2018-PLS2, Class A (D)	3.265	02-25-23	901,673	902,897
Oxford Finance Funding LLC Series 2019-1A, Class A2 (D)	4.459	02-15-27	348,000	354,736
Progress Residential Trust Series 2020-SFR1, Class A (D)	1.732	04-17-37	887,000	862,698
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	343,824	346,962
Santander Revolving Auto Loan Trust Series 2019-A, Class A (D)	2.510	01-26-32	1,395,000	1,346,745
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (D)	3.230	10-20-24	372,000	357,635
Sesac Finance LLC Series 2019-1, Class A2 (D)	5.216	07-25-49	744,375	743,980
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A (D)	3.200	01-20-36	331,754	324,417
SMB Private Education Loan Trust
Series 2015-C, Class A2A (D)	2.750	07-15-27	250,733	253,484
Series 2019-B, Class A2A (D)	2.840	06-15-37	1,141,000	1,124,899
Sonic Capital LLC Series 2020-1A, Class A2I (D)	3.845	01-20-50	799,665	756,163
Sunbird Engine Finance LLC Series 2020-1A, Class A (D)	3.671	02-15-45	556,133	403,754
Taco Bell Funding LLC Series 2018-1A, Class A2I (D)	4.318	11-25-48	1,185,988	1,214,843
TAL Advantage V LLC Series 2014-1A, Class A (D)	3.510	02-22-39	180,167	176,026
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(G)	3.901	10-25-53	280,000	281,108
Series 2015-2, Class 1M2 (D)(G)	3.748	11-25-60	815,000	815,962
Series 2017-1, Class A1 (D)(G)	2.750	10-25-56	645,094	648,575
Series 2017-2, Class A1 (D)(G)	2.750	04-25-57	171,787	172,244
Series 2018-1, Class A1 (D)(G)	3.000	01-25-58	349,289	355,380
Series 2018-3, Class A1 (D)(G)	3.750	05-25-58	524,801	544,293
Series 2018-4, Class A1 (D)(G)	3.000	06-25-58	911,253	931,360
Series 2018-5, Class A1A (D)(G)	3.250	07-25-58	223,797	228,986
34	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-6, Class A1A (D)(G)	3.750	03-25-58	1,316,952	$1,361,542
Series 2019-1, Class A1 (D)(G)	3.750	03-25-58	547,309	568,874
Series 2019-4, Class A1 (D)(G)	2.900	10-25-59	671,421	691,319
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A (D)	2.560	11-25-31	2,418,000	2,497,062
Triton Container Finance V LLC Series 2018-1A, Class A (D)	3.950	03-20-43	490,833	470,306
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (D)	4.072	02-16-43	513,625	520,719
VSE VOI Mortgage LLC Series 2017-A, Class A (D)	2.330	03-20-35	396,859	375,295
Westgate Resorts LLC
Series 2016-1A, Class A (D)	3.500	12-20-28	108,711	107,999
Series 2017-1A, Class A (D)	3.050	12-20-30	201,883	195,225
Westlake Automobile Receivables Trust Series 2019-1A, Class C (D)	3.450	03-15-24	499,000	499,082

Willis Engine Structured Trust V Series 2020-A, Class A (D)	3.228	03-15-45	434,363	318,179
Escrow certificates 0.0%				$32,169
(Cost $0)
Stearns Holdings LLC (A)(D)(H)	9.375	08-15-20	279,000	32,169

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.8%				$17,913,528
(Cost $17,912,641)
U.S. Government Agency 0.1%				1,643,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	05-01-20	1,643,000	1,643,000

	Yield (%)	Shares	Value
Short-term funds 0.0%			801,528
John Hancock Collateral Trust (I)	0.6614(J)	80,086	801,528

	Par value^	Value
Repurchase agreement 0.7%		15,469,000
Repurchase Agreement with State Street Corp. dated 4-30-20 at 0.000% to be repurchased at $15,469,000 on 5-1-20, collateralized by $15,215,000 U.S. Treasury Notes, 2.625% due 6-15-20 (valued at $15,783,113)	15,469,000	15,469,000

Total investments (Cost $1,915,552,875) 99.6%	$2,346,747,920
Other assets and liabilities, net 0.4%	10,174,347
Total net assets 100.0%	$2,356,922,267

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	35

Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 4-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $1,925,485,897. Net unrealized appreciation aggregated to $421,262,023, of which $517,130,326 related to gross unrealized appreciation and $95,868,303 related to gross unrealized depreciation.
36	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,914,752,234) including $778,768 of securities loaned	$2,345,946,392
Affiliated investments, at value (Cost $800,641)	801,528
Total investments, at value (Cost $1,915,552,875)	2,346,747,920
Cash	441
Dividends and interest receivable	8,114,304
Receivable for fund shares sold	10,689,106
Receivable for investments sold	13,079,245
Receivable for securities lending income	5,242
Other assets	206,497
Total assets	2,378,842,755
Liabilities
Payable for investments purchased	17,742,879
Payable for fund shares repurchased	2,551,841
Payable upon return of securities loaned	795,931
Payable to affiliates
Accounting and legal services fees	129,778
Transfer agent fees	211,366
Distribution and service fees	263,752
Trustees' fees	2,929
Other liabilities and accrued expenses	222,012
Total liabilities	21,920,488
Net assets	$2,356,922,267
Net assets consist of
Paid-in capital	$1,917,899,832
Total distributable earnings (loss)	439,022,435
Net assets	$2,356,922,267

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	37

STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,256,889,877 ÷ 60,819,175 shares)[1]	$20.67
Class B ($7,367,263 ÷ 357,288 shares)[1]	$20.62
Class C ($321,687,072 ÷ 15,588,330 shares)[1]	$20.64
Class I ($483,968,993 ÷ 23,444,404 shares)	$20.64
Class R1 ($2,849,900 ÷ 137,233 shares)	$20.77
Class R2 ($3,773,271 ÷ 182,860 shares)	$20.63
Class R3 ($4,342,292 ÷ 209,603 shares)	$20.72
Class R4 ($12,333,002 ÷ 593,876 shares)	$20.77
Class R5 ($2,122,212 ÷ 102,374 shares)	$20.73
Class R6 ($261,588,385 ÷ 12,652,408 shares)	$20.67
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$21.64

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
38	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Interest	$16,268,059
Dividends	12,167,480
Securities lending	21,923
Less foreign taxes withheld	(205,258)
Total investment income	28,252,204
Expenses
Investment management fees	6,709,991
Distribution and service fees	3,536,583
Accounting and legal services fees	214,347
Transfer agent fees	1,267,262
Trustees' fees	17,726
Custodian fees	149,475
State registration fees	116,742
Printing and postage	80,285
Professional fees	41,013
Other	64,122
Total expenses	12,197,546
Less expense reductions	(86,698)
Net expenses	12,110,848
Net investment income	16,141,356
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	14,393,230
Affiliated investments	4,451
14,397,681
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(30,001,480)
Affiliated investments	887
(30,000,593)
Net realized and unrealized loss	(15,602,912)
Increase in net assets from operations	$538,444
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	39

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$16,141,356	$30,582,077
Net realized gain	14,397,681	17,678,865
Change in net unrealized appreciation (depreciation)	(30,000,593)	165,235,409
Increase in net assets resulting from operations	538,444	213,496,351
Distributions to shareholders
From earnings
Class A	(17,467,087)	(60,142,315)
Class B	(122,477)	(1,158,730)
Class C	(4,030,657)	(25,200,789)
Class I	(7,970,580)	(33,159,374)
Class R1	(46,588)	(235,667)
Class R2	(61,270)	(253,240)
Class R3	(64,418)	(324,186)
Class R4	(200,941)	(1,184,133)
Class R5	(36,173)	(163,936)
Class R6	(4,133,149)	(13,119,592)
Total distributions	(34,133,340)	(134,941,962)
From fund share transactions	243,075,212	166,475,730
Total increase	209,480,316	245,030,119
Net assets
Beginning of period	2,147,441,951	1,902,411,832
End of period	$2,356,922,267	$2,147,441,951
40	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$20.90	$20.18	$20.40	$18.29	$18.56	$19.34
Net investment income[2]	0.15	0.32	0.32	0.32	0.32	0.36
Net realized and unrealized gain (loss) on investments	(0.06)	1.84	0.28	2.12	0.25	(0.19)
Total from investment operations	0.09	2.16	0.60	2.44	0.57	0.17
Less distributions
From net investment income	(0.17)	(0.33)	(0.34)	(0.33)	(0.32)	(0.40)
From net realized gain	(0.15)	(1.11)	(0.48)	—	(0.52)	(0.55)
Total distributions	(0.32)	(1.44)	(0.82)	(0.33)	(0.84)	(0.95)
Net asset value, end of period	$20.67	$20.90	$20.18	$20.40	$18.29	$18.56
Total return (%)[3,4]	0.45 [5]	11.63	2.89	13.41	3.26	0.98
Ratios and supplemental data
Net assets, end of period (in millions)	$1,257	$1,063	$832	$817	$866	$808
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08 [6]	1.08	1.07	1.08	1.09	1.09
Expenses including reductions	1.07 [6]	1.07	1.06	1.08	1.09	1.09
Net investment income	1.43 [6]	1.60	1.57	1.62	1.77	1.92
Portfolio turnover (%)	50	76	58	52	47	49

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	41

CLASS B SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$20.85	$20.13	$20.36	$18.25	$18.52	$19.30
Net investment income[2]	0.07	0.19	0.18	0.18	0.19	0.23
Net realized and unrealized gain (loss) on investments	(0.06)	1.83	0.26	2.12	0.25	(0.19)
Total from investment operations	0.01	2.02	0.44	2.30	0.44	0.04
Less distributions
From net investment income	(0.09)	(0.19)	(0.19)	(0.19)	(0.19)	(0.27)
From net realized gain	(0.15)	(1.11)	(0.48)	—	(0.52)	(0.55)
Total distributions	(0.24)	(1.30)	(0.67)	(0.19)	(0.71)	(0.82)
Net asset value, end of period	$20.62	$20.85	$20.13	$20.36	$18.25	$18.52
Total return (%)[3,4]	0.07 [5]	10.88	2.13	12.66	2.54	0.27
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$11	$20	$36	$49	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78 [6]	1.78	1.77	1.78	1.79	1.79
Expenses including reductions	1.77 [6]	1.77	1.76	1.78	1.79	1.78
Net investment income	0.69 [6]	0.93	0.88	0.93	1.08	1.23
Portfolio turnover (%)	50	76	58	52	47	49

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
42	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$20.86	$20.15	$20.37	$18.26	$18.53	$19.31
Net investment income[2]	0.07	0.18	0.18	0.18	0.19	0.23
Net realized and unrealized gain (loss) on investments	(0.05)	1.83	0.27	2.12	0.25	(0.19)
Total from investment operations	0.02	2.01	0.45	2.30	0.44	0.04
Less distributions
From net investment income	(0.09)	(0.19)	(0.19)	(0.19)	(0.19)	(0.27)
From net realized gain	(0.15)	(1.11)	(0.48)	—	(0.52)	(0.55)
Total distributions	(0.24)	(1.30)	(0.67)	(0.19)	(0.71)	(0.82)
Net asset value, end of period	$20.64	$20.86	$20.15	$20.37	$18.26	$18.53
Total return (%)[3,4]	0.12 [5]	10.81	2.18	12.65	2.54	0.27
Ratios and supplemental data
Net assets, end of period (in millions)	$322	$351	$400	$499	$507	$501
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78 [6]	1.78	1.77	1.78	1.79	1.79
Expenses including reductions	1.77 [6]	1.77	1.76	1.78	1.79	1.78
Net investment income	0.71 [6]	0.91	0.87	0.93	1.07	1.22
Portfolio turnover (%)	50	76	58	52	47	49

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	43

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$20.88	$20.16	$20.39	$18.28	$18.55	$19.33
Net investment income[2]	0.18	0.38	0.38	0.37	0.37	0.42
Net realized and unrealized gain (loss) on investments	(0.07)	1.84	0.27	2.12	0.26	(0.19)
Total from investment operations	0.11	2.22	0.65	2.49	0.63	0.23
Less distributions
From net investment income	(0.20)	(0.39)	(0.40)	(0.38)	(0.38)	(0.46)
From net realized gain	(0.15)	(1.11)	(0.48)	—	(0.52)	(0.55)
Total distributions	(0.35)	(1.50)	(0.88)	(0.38)	(0.90)	(1.01)
Net asset value, end of period	$20.64	$20.88	$20.16	$20.39	$18.28	$18.55
Total return (%)[3]	0.56 [4]	11.98	3.16	13.77	3.59	1.31
Ratios and supplemental data
Net assets, end of period (in millions)	$484	$469	$454	$522	$233	$195
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78 [5]	0.79	0.78	0.77	0.78	0.78
Expenses including reductions	0.77 [5]	0.78	0.77	0.77	0.78	0.77
Net investment income	1.73 [5]	1.90	1.85	1.91	2.09	2.23
Portfolio turnover (%)	50	76	58	52	47	49

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
44	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R1 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$20.99	$20.26	$20.48	$18.36	$18.62	$19.41
Net investment income[2]	0.12	0.26	0.26	0.25	0.26	0.30
Net realized and unrealized gain (loss) on investments	(0.06)	1.84	0.27	2.13	0.26	(0.20)
Total from investment operations	0.06	2.10	0.53	2.38	0.52	0.10
Less distributions
From net investment income	(0.13)	(0.26)	(0.27)	(0.26)	(0.26)	(0.34)
From net realized gain	(0.15)	(1.11)	(0.48)	—	(0.52)	(0.55)
Total distributions	(0.28)	(1.37)	(0.75)	(0.26)	(0.78)	(0.89)
Net asset value, end of period	$20.77	$20.99	$20.26	$20.48	$18.36	$18.62
Total return (%)[3]	0.32 [4]	11.24	2.52	13.03	2.95	0.58
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$4	$5	$6	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38 [5]	1.41	1.41	1.43	1.44	1.44
Expenses including reductions	1.37 [5]	1.40	1.40	1.42	1.43	1.43
Net investment income	1.11 [5]	1.28	1.23	1.29	1.43	1.59
Portfolio turnover (%)	50	76	58	52	47	49

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	45

CLASS R2 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$20.86	$20.15	$20.37	$18.27	$18.53	$19.33
Net investment income[2]	0.14	0.30	0.30	0.31	0.29	0.34
Net realized and unrealized gain (loss) on investments	(0.06)	1.83	0.28	2.10	0.27	(0.19)
Total from investment operations	0.08	2.13	0.58	2.41	0.56	0.15
Less distributions
From net investment income	(0.16)	(0.31)	(0.32)	(0.31)	(0.30)	(0.40)
From net realized gain	(0.15)	(1.11)	(0.48)	—	(0.52)	(0.55)
Total distributions	(0.31)	(1.42)	(0.80)	(0.31)	(0.82)	(0.95)
Net asset value, end of period	$20.63	$20.86	$20.15	$20.37	$18.27	$18.53
Total return (%)[3]	0.45 [4]	11.48	2.79	13.27	3.23	0.86
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$4	$4	$8	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16 [5]	1.17	1.18	1.18	1.19	1.17
Expenses including reductions	1.16 [5]	1.17	1.17	1.17	1.18	1.17
Net investment income	1.33 [5]	1.51	1.47	1.58	1.63	1.84
Portfolio turnover (%)	50	76	58	52	47	49

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
46	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R3 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$20.94	$20.22	$20.45	$18.33	$18.59	$19.38
Net investment income[2]	0.12	0.27	0.28	0.27	0.27	0.32
Net realized and unrealized gain (loss) on investments	(0.05)	1.84	0.27	2.13	0.27	(0.20)
Total from investment operations	0.07	2.11	0.55	2.40	0.54	0.12
Less distributions
From net investment income	(0.14)	(0.28)	(0.30)	(0.28)	(0.28)	(0.36)
From net realized gain	(0.15)	(1.11)	(0.48)	—	(0.52)	(0.55)
Total distributions	(0.29)	(1.39)	(0.78)	(0.28)	(0.80)	(0.91)
Net asset value, end of period	$20.72	$20.94	$20.22	$20.45	$18.33	$18.59
Total return (%)[3]	0.37 [4]	11.34	2.64	13.17	3.07	0.69
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$5	$5	$4	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30 [5]	1.32	1.28	1.33	1.32	1.33
Expenses including reductions	1.29 [5]	1.32	1.27	1.32	1.32	1.32
Net investment income	1.20 [5]	1.37	1.36	1.37	1.50	1.68
Portfolio turnover (%)	50	76	58	52	47	49

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	47

CLASS R4 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$21.00	$20.27	$20.49	$18.36	$18.63	$19.41
Net investment income[2]	0.16	0.35	0.35	0.35	0.35	0.39
Net realized and unrealized gain (loss) on investments	(0.06)	1.85	0.28	2.13	0.25	(0.19)
Total from investment operations	0.10	2.20	0.63	2.48	0.60	0.20
Less distributions
From net investment income	(0.18)	(0.36)	(0.37)	(0.35)	(0.35)	(0.43)
From net realized gain	(0.15)	(1.11)	(0.48)	—	(0.52)	(0.55)
Total distributions	(0.33)	(1.47)	(0.85)	(0.35)	(0.87)	(0.98)
Net asset value, end of period	$20.77	$21.00	$20.27	$20.49	$18.36	$18.63
Total return (%)[3]	0.53 [4]	11.79	3.03	13.64	3.41	1.15
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$13	$17	$24	$30	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02 [5]	1.03	1.03	1.03	1.03	1.04
Expenses including reductions	0.91 [5]	0.92	0.92	0.92	0.92	0.93
Net investment income	1.59 [5]	1.77	1.70	1.79	1.93	2.06
Portfolio turnover (%)	50	76	58	52	47	49

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
48	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$20.96	$20.24	$20.47	$18.34	$18.60	$19.39
Net investment income[2]	0.19	0.39	0.40	0.39	0.38	0.44
Net realized and unrealized gain (loss) on investments	(0.06)	1.84	0.26	2.13	0.26	(0.21)
Total from investment operations	0.13	2.23	0.66	2.52	0.64	0.23
Less distributions
From net investment income	(0.21)	(0.40)	(0.41)	(0.39)	(0.38)	(0.47)
From net realized gain	(0.15)	(1.11)	(0.48)	—	(0.52)	(0.55)
Total distributions	(0.36)	(1.51)	(0.89)	(0.39)	(0.90)	(1.02)
Net asset value, end of period	$20.73	$20.96	$20.24	$20.47	$18.34	$18.60
Total return (%)[3]	0.64 [4]	11.98	3.19	13.88	3.68	1.30
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72 [5]	0.73	0.73	0.73	0.73	0.73
Expenses including reductions	0.71 [5]	0.72	0.72	0.72	0.72	0.72
Net investment income	1.78 [5]	1.95	1.96	1.97	2.14	2.29
Portfolio turnover (%)	50	76	58	52	47	49

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	49

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$20.91	$20.19	$20.41	$18.30	$18.56	$19.35
Net investment income[2]	0.19	0.40	0.41	0.39	0.39	0.44
Net realized and unrealized gain (loss) on investments	(0.07)	1.84	0.27	2.12	0.27	(0.20)
Total from investment operations	0.12	2.24	0.68	2.51	0.66	0.24
Less distributions
From net investment income	(0.21)	(0.41)	(0.42)	(0.40)	(0.40)	(0.48)
From net realized gain	(0.15)	(1.11)	(0.48)	—	(0.52)	(0.55)
Total distributions	(0.36)	(1.52)	(0.90)	(0.40)	(0.92)	(1.03)
Net asset value, end of period	$20.67	$20.91	$20.19	$20.41	$18.30	$18.56
Total return (%)[3]	0.67 [4]	12.07	3.30	13.87	3.76	1.38
Ratios and supplemental data
Net assets, end of period (in millions)	$262	$226	$166	$18	$7	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67 [5]	0.68	0.68	0.68	0.69	0.69
Expenses including reductions	0.66 [5]	0.67	0.67	0.67	0.66	0.67
Net investment income	1.84 [5]	2.00	1.98	1.97	2.19	2.34
Portfolio turnover (%)	50	76	58	52	47	49

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
50	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income and preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	51

NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,372,276,429	$1,343,847,450	$28,428,979	—
Preferred securities	2,511,028	2,511,028	—	—
U.S. Government and Agency obligations	398,794,604	—	398,794,604	—
Foreign government obligations	4,728,942	—	4,728,942	—
Corporate bonds	446,932,132	—	446,932,132	—
Municipal bonds	1,076,862	—	1,076,862	—
Collateralized mortgage obligations	55,480,864	—	55,480,864	—
Asset backed securities	47,001,362	—	47,001,362	—
Escrow certificates	32,169	—	—	$32,169
Short-term investments	17,913,528	801,528	17,112,000	—
Total investments in securities	$2,346,747,920	$1,347,160,006	$999,555,745	$32,169
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
52	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2020, the fund loaned securities valued at $778,768 and received $795,931 of cash collateral.
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	53

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $3,397.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
54	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $2 billion of the fund’s average daily net assets and (b) 0.550% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$41,496
Class B	341
Class	Expense reduction
Class C	$12,045
Class I	17,132

SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	55

Class	Expense reduction
Class R1	$118
Class R2	145
Class R3	159
Class R4	438
Class	Expense reduction
Class R5	$75
Class R6	8,607
Total	$80,556
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.59% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $6,142 for Class R4 shares for the six months ended April 30, 2020.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $970,145 for the six months ended April 30, 2020. Of this amount, $99,114 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $871,031 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the
56	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, CDSCs received by the Distributor amounted to $85,423 and $17,260 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,747,585	$731,307
Class B	47,445	5,944
Class C	1,683,897	211,213
Class I	—	301,155
Class R1	11,718	220
Class R2	10,036	267
Class R3	14,040	294
Class R4	21,341	810
Class R5	521	139
Class R6	—	15,913
Total	$3,536,583	$1,267,262
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,000,000	1	1.570%	$44
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	57

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the year ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	21,390,231	$447,065,208	17,827,152	$358,821,353
Distributions reinvested	831,184	16,897,309	3,122,194	58,256,341
Repurchased	(12,277,109)	(253,830,067)	(11,296,619)	(226,124,337)
Net increase	9,944,306	$210,132,450	9,652,727	$190,953,357
Class B shares
Sold	7,906	$165,199	16,564	$322,658
Distributions reinvested	5,390	111,728	58,403	1,077,248
Repurchased	(199,985)	(4,100,446)	(502,719)	(9,879,867)
Net decrease	(186,689)	$(3,823,519)	(427,752)	$(8,479,961)
Class C shares
Sold	1,345,988	$27,737,093	2,480,805	$48,929,991
Distributions reinvested	176,912	3,653,656	1,227,779	22,711,974
Repurchased	(2,739,425)	(56,014,947)	(6,780,942)	(134,084,859)
Net decrease	(1,216,525)	$(24,624,198)	(3,072,358)	$(62,442,894)
Class I shares
Sold	4,273,140	$89,353,704	6,623,345	$130,794,097
Distributions reinvested	344,069	6,972,030	1,533,965	28,603,840
Repurchased	(3,657,015)	(72,095,641)	(8,166,157)	(159,008,781)
Net increase (decrease)	960,194	$24,230,093	(8,847)	$389,156
Class R1 shares
Sold	35,784	$741,912	33,297	$664,078
Distributions reinvested	1,773	36,433	8,551	159,757
Repurchased	(65,220)	(1,316,205)	(53,428)	(1,080,583)
Net decrease	(27,663)	$(537,860)	(11,580)	$(256,748)
Class R2 shares
Sold	11,414	$237,655	87,369	$1,742,276
Distributions reinvested	2,615	53,394	9,875	183,805
Repurchased	(31,469)	(640,135)	(75,682)	(1,516,988)
Net increase (decrease)	(17,440)	$(349,086)	21,562	$409,093
58	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class R3 shares
Sold	29,236	$623,310	43,765	$857,483
Distributions reinvested	3,139	64,418	17,390	324,185
Repurchased	(43,626)	(915,078)	(70,338)	(1,426,239)
Net decrease	(11,251)	$(227,350)	(9,183)	$(244,571)
Class R4 shares
Sold	43,716	$908,327	157,092	$3,050,177
Distributions reinvested	9,801	200,316	63,247	1,184,133
Repurchased	(57,752)	(1,215,549)	(475,729)	(9,619,372)
Net decrease	(4,235)	$(106,906)	(255,390)	$(5,385,062)
Class R5 shares
Sold	2,533	$53,477	22,394	$435,832
Distributions reinvested	1,766	35,929	8,113	151,971
Repurchased	(4,821)	(103,414)	(37,103)	(744,884)
Net decrease	(522)	$(14,008)	(6,596)	$(157,081)
Class R6 shares
Sold	2,939,936	$60,877,407	3,882,257	$77,589,248
Distributions reinvested	203,806	4,122,691	696,880	13,056,458
Repurchased	(1,305,738)	(26,604,502)	(1,972,647)	(38,955,265)
Net increase	1,838,004	$38,395,596	2,606,490	$51,690,441
Total net increase	11,278,179	$243,075,212	8,489,073	$166,475,730
Affiliates of the fund owned 2% of shares of Class R6 on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $766,811,052 and $499,269,761, respectively, for the six months ended April 30, 2020. Purchases and sales of U.S. Treasury obligations aggregated $588,455,390 and $631,094,574, respectively, for the six months ended April 30, 2020.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	59

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	80,086	—	$63,227,814	$(62,431,624)	$4,451	$887	$21,923	—	$801,528

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
60	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Balanced Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       61

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       62

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       63

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

* Member of the Audit Committee
† Non-Independent Trustee

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Susan A. Curry
Jeffrey N. Given, CFA
Michael J. Scanlon, Jr., CFA
Lisa A. Welch[1]

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

[1] Effective June 1, 2020, Lisa A. Welch will no longer serve as a portfolio manager of the fund.

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       64

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Balanced Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182582	36SA 4/20 6/2020

John Hancock

Small Cap Core Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The U.S. financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March.

In response to the sell-off, the U.S. Federal Reserve acted quickly with a broad array of actions to limit the economic damage from the pandemic, including up to $2.3 trillion in lending to support households, employers, financial markets, and state and local governments. These steps, along with the passage of an estimated $2 trillion federal economic stimulus bill, helped lift the markets during the final month of the period.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
26	Statement regarding liquidity risk management
29	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charge)
Russell 2000 Index
Morningstar small blend fund category average
4.50
2.88
0.84
4.05
3.85
–10.27
–15.47
–18.75
–11.77
–16.39
–19.42
–1.34
–0.82
–3.30
6 month (cumulative)
1 year
3 year
5 year
Since inception (12/20/13)

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/2020 (%)

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

Emergent BioSolutions, Inc.	1.8
The Providence Service Corp.	1.8
Quanta Services, Inc.	1.8
Zynga, Inc., Class A	1.7
Applied Industrial Technologies, Inc.	1.7
Progress Software Corp.	1.7
Universal Electronics, Inc.	1.7
Graphic Packaging Holding Company	1.7
First Industrial Realty Trust, Inc.	1.7
American Assets Trust, Inc.	1.7
TOTAL	17.3
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A2	-16.18	3.43	3.21	-14.76	18.37	22.30
Class I2,3	-11.54	4.65	4.25	-10.19	25.51	30.31
Class R6[2,3]	-11.45	4.69	4.20	-10.09	25.76	29.93
Class NAV[3]	-11.37	4.79	4.38	-10.09	26.34	31.32
Index†	-16.39	2.88	3.85	-15.47	15.27	27.17

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross (%)	1.30	1.05	0.94	0.93
Net (%)	1.29	1.04	0.93	0.92

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2,3	12-20-13	13,031	13,031	12,717
Class R6[2,3]	12-20-13	12,993	12,993	12,717
Class NAV[3]	12-20-13	13,132	13,132	12,717

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower returns.

Footnotes related to performance pages

1	From 12-20-13.
2	Class A and Class I shares were first offered on 12-20-13. Class A shares ceased operations between 3-10-16 and 8-30-17. Returns while Class A shares were not offered are those of Class I shares. Class R6 shares were first offered on 8-30-17. Returns shown prior to this date are those of Class A shares (or Class I shares for the period between 3-10-16 and 8-30-17), that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	6

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 897.30	$6.09	1.29%
	Hypothetical example	1,000.00	1,018.40	6.47	1.29%
Class I	Actual expenses/actual returns	1,000.00	898.10	4.91	1.04%
	Hypothetical example	1,000.00	1,019.70	5.22	1.04%
Class R6	Actual expenses/actual returns	1,000.00	899.10	4.39	0.93%
	Hypothetical example	1,000.00	1,020.20	4.67	0.93%
Class NAV	Actual expenses/actual returns	1,000.00	899.10	4.30	0.91%
	Hypothetical example	1,000.00	1,020.30	4.57	0.91%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
7	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 96.4%		$551,704,995
(Cost $561,403,845)
Communication services 6.7%		38,541,713
Entertainment 5.4%
Glu Mobile, Inc. (A)	1,025,473	7,998,689
Rovio Entertainment OYJ (B)	998,490	5,974,267
Sciplay Corp., Class A (A)	695,092	7,333,221
Zynga, Inc., Class A (A)	1,320,241	9,954,617
Interactive media and services 1.3%
CarGurus, Inc. (A)	318,222	7,280,919
Consumer discretionary 8.7%		49,790,767
Auto components 0.2%
Cooper Tire & Rubber Company	63,120	1,337,513
Hotels, restaurants and leisure 0.8%
Vail Resorts, Inc.	26,809	4,584,339
Household durables 1.7%
Universal Electronics, Inc. (A)	235,763	9,732,297
Internet and direct marketing retail 1.4%
The RealReal, Inc. (A)	657,202	7,715,551
Specialty retail 2.8%
Lithia Motors, Inc., Class A	58,616	6,480,585
Urban Outfitters, Inc. (A)	260,541	4,517,781
Williams-Sonoma, Inc.	85,609	5,294,061
Textiles, apparel and luxury goods 1.8%
Columbia Sportswear Company	87,869	6,404,771
Movado Group, Inc.	361,190	3,723,869
Consumer staples 2.7%		15,598,511
Beverages 1.6%
The Boston Beer Company, Inc., Class A (A)	19,632	9,158,524
Household products 1.1%
Central Garden & Pet Company, Class A (A)	211,772	6,439,987
Energy 1.8%		10,369,534
Oil, gas and consumable fuels 1.8%
Magnolia Oil & Gas Corp., Class A (A)	865,657	5,600,801
PDC Energy, Inc. (A)	367,108	4,768,733
Financials 9.6%		54,945,568
Banks 7.1%
Atlantic Union Bankshares Corp.	183,122	4,371,122
Banner Corp.	163,017	6,264,743
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	8

	Shares	Value
Financials (continued)
Banks (continued)
First Community Corp.	230,230	$3,568,565
Independent Bank Group, Inc.	253,266	7,676,492
Pinnacle Financial Partners, Inc.	167,671	6,748,758
South State Corp.	99,545	5,757,683
Univest Financial Corp.	361,278	6,394,621
Capital markets 1.4%
Moelis & Company, Class A	263,225	7,862,531
Insurance 1.1%
First American Financial Corp.	136,623	6,301,053
Health care 18.3%		104,766,008
Biotechnology 3.8%
DBV Technologies SA, ADR (A)	211,771	1,317,216
Emergent BioSolutions, Inc. (A)	142,803	10,560,282
Ligand Pharmaceuticals, Inc. (A)	35,292	3,478,732
Retrophin, Inc. (A)	298,365	4,541,115
Stemline Therapeutics, Inc. (A)	344,497	1,801,719
Health care equipment and supplies 7.6%
AngioDynamics, Inc. (A)	547,766	5,713,199
AtriCure, Inc. (A)	106,508	4,592,625
Cutera, Inc. (A)	129,898	1,747,128
Integer Holdings Corp. (A)	53,528	3,985,695
Integra LifeSciences Holdings Corp. (A)	169,120	8,633,576
Merit Medical Systems, Inc. (A)	152,429	6,222,152
SeaSpine Holdings Corp. (A)	444,992	4,583,418
The Cooper Companies, Inc.	28,669	8,219,402
Health care providers and services 1.8%
The Providence Service Corp. (A)	180,364	10,462,916
Health care technology 0.7%
Change Healthcare, Inc. (A)	342,260	3,983,906
Life sciences tools and services 3.3%
Bio-Rad Laboratories, Inc., Class A (A)	12,429	5,470,003
PRA Health Sciences, Inc. (A)	78,953	7,618,965
Syneos Health, Inc. (A)	100,024	5,580,339
Pharmaceuticals 1.1%
Prestige Consumer Healthcare, Inc. (A)	100,303	4,081,329
Recro Pharma, Inc. (A)	256,772	2,172,291
Industrials 13.7%		78,086,778
Building products 1.0%
Armstrong World Industries, Inc.	73,002	5,626,994
9	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Commercial services and supplies 1.2%
UniFirst Corp.	39,987	$6,723,814
Construction and engineering 3.2%
EMCOR Group, Inc.	127,502	8,100,202
Quanta Services, Inc.	280,278	10,190,908
Electrical equipment 2.7%
Regal Beloit Corp.	119,920	8,515,519
Vicor Corp. (A)	131,244	6,978,243
Machinery 2.7%
Kennametal, Inc.	295,765	7,574,542
The Timken Company	210,147	7,897,324
Trading companies and distributors 2.9%
Applied Industrial Technologies, Inc.	187,899	9,844,029
Watsco, Inc.	41,215	6,635,203
Information technology 24.5%		140,190,444
IT services 1.4%
WNS Holdings, Ltd., ADR (A)	166,542	8,135,577
Semiconductors and semiconductor equipment 9.7%
Ambarella, Inc. (A)	128,498	6,756,425
Camtek, Ltd.	344,987	3,632,713
DSP Group, Inc. (A)	530,155	9,145,174
Kulicke & Soffa Industries, Inc.	258,383	6,193,441
Lattice Semiconductor Corp. (A)	413,739	9,313,265
Silicon Motion Technology Corp., ADR	134,564	5,912,742
Synaptics, Inc. (A)	96,713	6,324,063
Tower Semiconductor, Ltd. (A)	431,259	8,295,267
Software 11.9%
Box, Inc., Class A (A)	263,002	4,244,852
Cloudera, Inc. (A)	662,549	5,485,906
CommVault Systems, Inc. (A)	168,118	7,176,957
j2 Global, Inc.	114,066	9,198,282
Mimecast, Ltd. (A)	164,461	6,726,455
MobileIron, Inc. (A)	1,141,820	5,811,864
Pluralsight, Inc., Class A (A)	184,539	3,033,821
Progress Software Corp.	239,421	9,794,713
SailPoint Technologies Holdings, Inc. (A)	253,218	4,707,323
Tenable Holdings, Inc. (A)	277,539	7,232,666
Varonis Systems, Inc. (A)	65,078	4,363,480
Technology hardware, storage and peripherals 1.5%
Super Micro Computer, Inc. (A)	380,151	8,705,458
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	10

	Shares	Value
Materials 3.3%		$19,065,411
Chemicals 0.9%
Valvoline, Inc.	314,870	5,412,615
Containers and packaging 1.7%
Graphic Packaging Holding Company	725,137	9,680,579
Metals and mining 0.7%
Kaiser Aluminum Corp.	54,994	3,972,217
Real estate 6.5%		37,009,526
Equity real estate investment trusts 6.5%
American Assets Trust, Inc.	335,069	9,489,154
EastGroup Properties, Inc.	80,200	8,501,200
First Industrial Realty Trust, Inc.	253,612	9,578,925
Physicians Realty Trust	612,208	9,440,247
Utilities 0.6%		3,340,735
Multi-utilities 0.6%
Unitil Corp.	66,403	3,340,735

	Yield (%)	Shares	Value
Short-term investments 3.6%			$20,626,900
(Cost $20,626,900)
Short-term funds 3.6%			20,626,900
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2162(C)	20,626,900	20,626,900

Total investments (Cost $582,030,745) 100.0%	$572,331,895
Other assets and liabilities, net (0.0%)	(208,650)
Total net assets 100.0%	$572,123,245

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 4-30-20.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $589,324,560. Net unrealized depreciation aggregated to $16,992,665, of which $45,976,012 related to gross unrealized appreciation and $62,968,677 related to gross unrealized depreciation.
11	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $582,030,745)	$572,331,895
Foreign currency, at value (Cost $82,904)	83,706
Dividends and interest receivable	108,200
Receivable for fund shares sold	471,848
Receivable for investments sold	3,753,734
Other assets	81,316
Total assets	576,830,699
Liabilities
Payable for investments purchased	4,227,567
Payable for fund shares repurchased	335,563
Payable to affiliates
Accounting and legal services fees	24,157
Transfer agent fees	21,911
Trustees' fees	1,076
Other liabilities and accrued expenses	97,180
Total liabilities	4,707,454
Net assets	$572,123,245
Net assets consist of
Paid-in capital	$626,532,497
Total distributable earnings (loss)	(54,409,252)
Net assets	$572,123,245

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($201,452,637 ÷ 19,059,911 shares)[1]	$10.57
Class I ($20,374,794 ÷ 1,925,381 shares)	$10.58
Class R6 ($75,142,861 ÷ 7,087,393 shares)	$10.60
Class NAV ($275,152,953 ÷ 25,967,810 shares)	$10.60
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.13

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	12

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Dividends	$3,834,353
Non-cash dividends	816,059
Interest	67,863
Less foreign taxes withheld	(14,725)
Total investment income	4,703,550
Expenses
Investment management fees	2,552,292
Distribution and service fees	273,087
Accounting and legal services fees	52,049
Transfer agent fees	157,447
Trustees' fees	5,517
Custodian fees	40,863
State registration fees	35,587
Printing and postage	27,612
Professional fees	26,769
Other	25,803
Total expenses	3,197,026
Less expense reductions	(21,685)
Net expenses	3,175,341
Net investment income	1,528,209
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(18,683,484)
(18,683,484)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(41,811,016)
(41,811,016)
Net realized and unrealized loss	(60,494,500)
Decrease in net assets from operations	$(58,966,291)
13	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$1,528,209	$660,124
Net realized loss	(18,683,484)	(25,966,794)
Change in net unrealized appreciation (depreciation)	(41,811,016)	73,556,178
Increase (decrease) in net assets resulting from operations	(58,966,291)	48,249,508
Distributions to shareholders
Class A	—	(10,724,311)
Class I	—	(1,125,891)
Class R6	—	(3,969,480)
Class NAV	—	(7,643,165)
Total distributions	—	(23,462,847)
From fund share transactions	(13,450,038)	112,987,646
Total increase (decrease)	(72,416,329)	137,774,307
Net assets
Beginning of period	644,539,574	506,765,267
End of period	$572,123,245	$644,539,574
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	14

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17 [2]	10-31-15
Per share operating performance
Net asset value, beginning of period	$11.78	$11.42	$13.82	$12.86	$10.06
Net investment income (loss)[3]	0.02	(0.01)	(0.01)	— [4]	(0.01)
Net realized and unrealized gain (loss) on investments	(1.23)	0.89	(0.89)	0.96	(0.06)
Total from investment operations	(1.21)	0.88	(0.90)	0.96	(0.07)
Less distributions
From net realized gain	—	(0.52)	(1.50)	—	(0.20)
Net asset value, end of period	$10.57	$11.78	$11.42	$13.82	$9.79
Total return (%)[5,6]	(10.27) [7]	8.45	(7.59)	7.47 [7]	(0.65)
Ratios and supplemental data
Net assets, end of period (in millions)	$201	$235	$240	$1	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30 [9]	1.29	1.37	1.41 [9]	1.40
Expenses including reductions	1.29 [9]	1.29	1.36	1.40 [9]	1.40
Net investment income (loss)	0.28 [9]	(0.10)	(0.07)	— [9,10]	(0.06)
Portfolio turnover (%)	41	72	102 [11]	68 [12]	68

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 8-30-17 (relaunch date) to 10-31-17. Class A liquidated on 3-10-16, accordingly, there were no shares of this class outstanding 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Less than 0.005%.
[11]	Excludes merger activity.
[12]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
15	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$11.78	$11.41	$13.82	$10.98	$9.85	$10.08
Net investment income[2]	0.03	0.02	0.02	0.05	0.06	0.03
Net realized and unrealized gain (loss) on investments	(1.23)	0.89	(0.90)	2.88	1.21	(0.06)
Total from investment operations	(1.20)	0.91	(0.88)	2.93	1.27	(0.03)
Less distributions
From net investment income	—	(0.02)	(0.03)	(0.09)	(0.04)	—
From net realized gain	—	(0.52)	(1.50)	—	(0.10)	(0.20)
Total distributions	—	(0.54)	(1.53)	(0.09)	(0.14)	(0.20)
Net asset value, end of period	$10.58	$11.78	$11.41	$13.82	$10.98	$9.85
Total return (%)[3]	(10.19) [4]	8.79	(7.48)	26.79	13.18	(0.35)
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$25	$29	$1	$1	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05 [6]	1.05	1.13	1.15	1.09	1.09
Expenses including reductions	1.04 [6]	1.04	1.12	1.14	1.09	1.09
Net investment income	0.53 [6]	0.14	0.19	0.41	0.60	0.28
Portfolio turnover (%)	41	72	102 [7]	68	59	68

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	16

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$11.79	$11.43	$13.83	$12.86
Net investment income[3]	0.04	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments	(1.23)	0.89	(0.90)	0.96
Total from investment operations	(1.19)	0.92	(0.86)	0.97
Less distributions
From net investment income	—	(0.04)	(0.04)	—
From net realized gain	—	(0.52)	(1.50)	—
Total distributions	—	(0.56)	(1.54)	—
Net asset value, end of period	$10.60	$11.79	$11.43	$13.83
Total return (%)[4]	(10.09) [5]	8.83	(7.30)	7.54 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$75	$86	$82	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93 [7]	0.94	1.02	1.05 [7]
Expenses including reductions	0.93 [7]	0.93	1.01	1.04 [7]
Net investment income	0.64 [7]	0.25	0.29	0.45 [7]
Portfolio turnover (%)	41	72	102 [8]	68 [9]

[1]	Six months ended 4-30-20. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
17	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$11.79	$11.42	$13.83	$10.98	$9.85	$10.09
Net investment income[2]	0.04	0.03	0.04	0.06	0.07	0.04
Net realized and unrealized gain (loss) on investments	(1.23)	0.90	(0.91)	2.89	1.21	(0.07)
Total from investment operations	(1.19)	0.93	(0.87)	2.95	1.28	(0.03)
Less distributions
From net investment income	—	(0.04)	(0.04)	(0.10)	(0.05)	(0.01)
From net realized gain	—	(0.52)	(1.50)	—	(0.10)	(0.20)
Total distributions	—	(0.56)	(1.54)	(0.10)	(0.15)	(0.21)
Net asset value, end of period	$10.60	$11.79	$11.42	$13.83	$10.98	$9.85
Total return (%)[3]	(10.09) [4]	8.94	(7.36)	27.00	13.21	(0.23)
Ratios and supplemental data
Net assets, end of period (in millions)	$275	$298	$156	$176	$138	$153
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92 [5]	0.93	1.01	1.04	0.98	0.98
Expenses including reductions	0.91 [5]	0.92	1.00	1.03	0.97	0.97
Net investment income	0.65 [5]	0.26	0.32	0.49	0.74	0.37
Portfolio turnover (%)	41	72	102 [6]	68	59	68

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	18

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
19	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$38,541,713	$32,567,446	$5,974,267	—
Consumer discretionary	49,790,767	49,790,767	—	—
Consumer staples	15,598,511	15,598,511	—	—
Energy	10,369,534	10,369,534	—	—
Financials	54,945,568	54,945,568	—	—
Health care	104,766,008	104,766,008	—	—
Industrials	78,086,778	78,086,778	—	—
Information technology	140,190,444	140,190,444	—	—
Materials	19,065,411	19,065,411	—	—
Real estate	37,009,526	37,009,526	—	—
Utilities	3,340,735	3,340,735	—	—
Short-term investments	20,626,900	20,626,900	—	—
Total investments in securities	$572,331,895	$566,357,628	$5,974,267	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	20

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $1,992.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
21	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a short-term capital loss carryforward of $20,262,114 available to offset future net realized capital gains. This carryforward does not expire. Availability of a certain amount of the loss carryforwards may be limited in a given year due to I.R.S. Regulations.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to characterization of distributions and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.870% of the first $300 million of the fund’s average daily net assets, (b) 0.830% of the next $300 million of the fund’s average daily net assets, (c) 0.815% of the next $300 million of the fund’s average daily net assets, and (d) 0.800% of the fund’s average daily net assets in excess of $900 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	22

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$7,886
Class I	875
Class R6	2,906
Class	Expense reduction
Class NAV	$10,018
Total	$21,685

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.84% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $100,702 for the six months ended April 30, 2020. Of this amount, $17,204 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $83,498 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, CDSCs received by the Distributor amounted to $998 for Class A.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for
23	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$273,087	$137,014
Class I	—	15,119
Class R6	—	5,314
Total	$273,087	$157,447
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the year ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,489,066	$16,381,343	2,725,524	$30,358,218
Distributions reinvested	—	—	1,052,461	10,661,434
Repurchased	(2,393,996)	(27,028,986)	(4,832,170)	(54,031,131)
Net decrease	(904,930)	$(10,647,643)	(1,054,185)	$(13,011,479)
Class I shares
Sold	497,980	$5,471,420	994,514	$11,211,008
Distributions reinvested	—	—	110,758	1,119,763
Repurchased	(730,589)	(7,824,035)	(1,473,331)	(16,459,935)
Net decrease	(232,609)	$(2,352,615)	(368,059)	$(4,129,164)
Class R6 shares
Sold	1,243,717	$13,469,330	2,190,766	$24,498,720
Distributions reinvested	—	—	391,155	3,954,577
Repurchased	(1,440,626)	(16,453,582)	(2,436,718)	(27,396,840)
Net increase (decrease)	(196,909)	$(2,984,252)	145,203	$1,056,457
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	24

	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,174,692	$20,679,970	14,336,991	$161,545,994
Distributions reinvested	—	—	756,000	7,643,165
Repurchased	(1,491,439)	(18,145,498)	(3,500,381)	(40,117,327)
Net increase	683,253	$2,534,472	11,592,610	$129,071,832
Total net increase (decrease)	(651,195)	$(13,450,038)	10,315,569	$112,987,646
Affiliates of the fund owned 1% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $242,447,069 and $267,540,266, respectively, for the six months ended April 30, 2020.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2020, funds within the John Hancock group of funds complex held 48.1% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	23.3%
JHF II Multimanager Lifestyle Balanced Portfolio	15.0%
JHF II Multimanager Lifestyle Aggressive Portfolio	9.9%
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
25	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Small Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       26

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       27

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       28

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Manager

Bill Talbot, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Small Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182637	445SA 4/20 6/2020

John Hancock

Infrastructure Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. In response to the sell-off, governments and banks in some of the hardest hit areas throughout the world enacted policies and stimulus efforts designed to reignite their respective economies. While these measures helped lift equity and fixed-income markets in the United States during the final six weeks of the period, results were mixed in other areas of the world.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Infrastructure Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
11	Financial statements
14	Financial highlights
19	Notes to financial statements
28	Statement regarding liquidity risk management
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charge)
MSCI All Country World Index
Morningstar infrastructure fund category average
4.20
4.46
1.61
3.52
4.37
1.59
4.91
5.34
–10.22
–7.68
–12.37
–4.63
–4.96
–6.98
6 month (cumulative)
1 year
3 year
5 year
Since inception (12/20/13)

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/2020 (%)

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

American Tower Corp.	4.3
China Tower Corp., Ltd., H Shares	4.1
National Grid PLC	4.0
KDDI Corp.	3.9
Edison International	3.8
Comcast Corp., Class A	3.7
Iberdrola SA	3.6
TC Energy Corp.	3.6
Engie SA	3.5
E.ON SE	3.4
TOTAL	37.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       3

TOP 10 COUNTRIES AS OF 4/30/2020 (%)

United States	37.0
Canada	9.9
China	9.8
France	6.9
Japan	6.8
Hong Kong	6.7
United Kingdom	5.1
Italy	4.7
Spain	3.6
Germany	3.4
TOTAL	93.9
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-9.40	2.47	4.07	-14.71	12.95	28.87
Class C2	-6.22	2.77	4.21	-11.47	14.64	29.97
Class I3	-4.33	3.81	5.21	-10.13	20.58	38.14
Class R6[3]	-4.23	3.93	5.33	-10.06	21.26	39.15
Class NAV[3]	-4.22	3.94	5.35	-10.06	21.30	39.29
Index†	-4.96	4.37	5.34	-7.68	23.82	39.20

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.35	2.05	1.05	0.94	0.93
Net (%)	1.31	2.01	1.00	0.92	0.92

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI All Country World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Infrastructure Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI All Country World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-20-13	12,997	12,997	13,920
Class I3	12-20-13	13,814	13,814	13,920
Class R6[3]	12-20-13	13,915	13,915	13,920
Class NAV[3]	12-20-13	13,929	13,929	13,920

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-20-13
2	Class C shares were first offered on 5-16-14. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	7

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 897.80	$ 6.13	1.30%
	Hypothetical example	1,000.00	1,018.40	6.52	1.30%
Class C	Actual expenses/actual returns	1,000.00	893.90	9.42	2.00%
	Hypothetical example	1,000.00	1,014.90	10.02	2.00%
Class I	Actual expenses/actual returns	1,000.00	898.70	4.72	1.00%
	Hypothetical example	1,000.00	1,019.90	5.02	1.00%
Class R6	Actual expenses/actual returns	1,000.00	899.40	4.20	0.89%
	Hypothetical example	1,000.00	1,020.40	4.47	0.89%
Class NAV	Actual expenses/actual returns	1,000.00	899.40	4.11	0.87%
	Hypothetical example	1,000.00	1,020.50	4.37	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 95.0%		$399,895,693
(Cost $413,598,290)
Brazil 1.1%		4,482,696
Cia de Saneamento do Parana	948,500	4,482,696
Canada 9.9%		41,459,681
Canadian National Railway Company	166,373	13,758,537
Enbridge, Inc.	409,290	12,540,837
TC Energy Corp.	329,416	15,160,307
China 9.8%		41,201,861
China Longyuan Power Group Corp., Ltd., H Shares	26,025,786	13,008,448
China Tower Corp., Ltd., H Shares (A)(B)	77,442,000	17,234,269
ENN Energy Holdings, Ltd.	972,205	10,959,144
France 6.9%		29,185,849
Engie SA	1,363,683	14,795,361
Vinci SA	175,661	14,390,488
Germany 3.4%		14,430,755
E.ON SE	1,440,588	14,430,755
Hong Kong 6.7%		28,228,033
Beijing Enterprises Holdings, Ltd.	2,375,510	8,415,451
CK Infrastructure Holdings, Ltd.	2,206,600	13,107,229
Guangdong Investment, Ltd.	3,226,106	6,705,353
Italy 4.7%		19,729,040
Enel SpA	2,023,567	13,821,860
Snam SpA	1,316,836	5,907,180
Japan 6.8%		28,542,084
Japan Airport Terminal Company, Ltd.	301,000	12,206,237
KDDI Corp.	564,000	16,335,847
Spain 3.6%		15,254,545
Iberdrola SA	1,533,463	15,254,545
United Kingdom 5.1%		21,664,229
National Grid PLC	1,432,282	16,784,555
Severn Trent PLC	162,615	4,879,674
United States 37.0%		155,716,920
American Tower Corp.	75,941	18,073,958
Avangrid, Inc.	272,477	11,716,511
Berkshire Hathaway, Inc., Class B (B)	62,445	11,699,695
CenterPoint Energy, Inc.	52,137	887,893
Charter Communications, Inc., Class A (B)	28,212	13,971,429
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	9

	Shares	Value
United States (continued)
Comcast Corp., Class A	409,965	$15,426,983
Digital Realty Trust, Inc.	64,269	9,607,573
Duke Energy Corp.	169,100	14,316,006
Edison International	274,345	16,106,795
Equity LifeStyle Properties, Inc.	70,226	4,235,330
Exelon Corp.	386,697	14,338,725
Medical Properties Trust, Inc.	327,687	5,616,555
Pinnacle West Capital Corp.	16,275	1,253,012
Sempra Energy	104,610	12,955,949
UGI Corp.	182,588	5,510,506

	Par value^	Value
Short-term investments 4.5%		$19,000,000
(Cost $19,000,000)
Repurchase agreement 4.5%		19,000,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 4-30-20 at 0.020% to be repurchased at $19,000,011 on 5-1-20, collateralized by $18,831,400 U.S. Treasury Notes, 1.625% due 12-31-21 (valued at $19,380,049)	19,000,000	19,000,000

Total investments (Cost $432,598,290) 99.5%	$418,895,693
Other assets and liabilities, net 0.5%	2,034,603
Total net assets 100.0%	$420,930,296

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $435,933,704. Net unrealized depreciation aggregated to $17,038,011, of which $17,276,837 related to gross unrealized appreciation and $34,314,848 related to gross unrealized depreciation.
10	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $432,598,290)	$418,895,693
Cash	199,055
Foreign currency, at value (Cost $162,657)	162,130
Dividends and interest receivable	598,695
Receivable for fund shares sold	1,965,160
Receivable for investments sold	1,671,100
Receivable from affiliates	25
Other assets	91,223
Total assets	423,583,081
Liabilities
Payable for investments purchased	1,846,467
Payable for fund shares repurchased	676,940
Payable to affiliates
Accounting and legal services fees	23,994
Transfer agent fees	29,802
Trustees' fees	336
Other liabilities and accrued expenses	75,246
Total liabilities	2,652,785
Net assets	$420,930,296
Net assets consist of
Paid-in capital	$429,972,744
Total distributable earnings (loss)	(9,042,448)
Net assets	$420,930,296

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($31,340,351 ÷ 2,700,471 shares)[1]	$11.61
Class C ($7,126,395 ÷ 620,810 shares)[1]	$11.48
Class I ($246,500,197 ÷ 21,220,005 shares)	$11.62
Class R6 ($60,350,216 ÷ 5,185,062 shares)	$11.64
Class NAV ($75,613,137 ÷ 6,497,885 shares)	$11.64
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.22

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	11

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Dividends	$3,965,851
Non-cash dividends	556,684
Interest	117,072
Securities lending	9,428
Less foreign taxes withheld	(275,955)
Total investment income	4,373,080
Expenses
Investment management fees	1,606,431
Distribution and service fees	77,010
Accounting and legal services fees	38,551
Transfer agent fees	178,185
Trustees' fees	3,297
Custodian fees	61,522
State registration fees	49,938
Printing and postage	28,816
Professional fees	20,897
Other	18,576
Total expenses	2,083,223
Less expense reductions	(15,029)
Net expenses	2,068,194
Net investment income	2,304,886
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	7,623,925
Affiliated investments	(1,822)
7,622,103
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(55,172,126)
Affiliated investments	(262)
(55,172,388)
Net realized and unrealized loss	(47,550,285)
Decrease in net assets from operations	$(45,245,399)
12	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$2,304,886	$5,203,262
Net realized gain	7,622,103	11,106,197
Change in net unrealized appreciation (depreciation)	(55,172,388)	28,276,592
Increase (decrease) in net assets resulting from operations	(45,245,399)	44,586,051
Distributions to shareholders
From earnings
Class A	(978,091)	(315,703)
Class C	(186,454)	(45,123)
Class I	(8,412,614)	(4,108,221)
Class R6	(1,996,796)	(465,662)
Class NAV	(3,057,868)	(3,352,544)
Total distributions	(14,631,823)	(8,287,253)
From fund share transactions	103,902,922	185,317,713
Total increase	44,025,700	221,616,511
Net assets
Beginning of period	376,904,596	155,288,085
End of period	$420,930,296	$376,904,596
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	13

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$13.39	$11.60	$12.20	$10.89	$10.70	$10.99
Net investment income[2]	0.05	0.21	0.20	0.24	0.19	0.10
Net realized and unrealized gain (loss) on investments	(1.37)	2.02	(0.58)	1.31	0.20	(0.17)
Total from investment operations	(1.32)	2.23	(0.38)	1.55	0.39	(0.07)
Less distributions
From net investment income	(0.06)	(0.20)	(0.18)	(0.24)	(0.20)	(0.22)
From net realized gain	(0.40)	(0.24)	(0.04)	—	—	—
Total distributions	(0.46)	(0.44)	(0.22)	(0.24)	(0.20)	(0.22)
Net asset value, end of period	$11.61	$13.39	$11.60	$12.20	$10.89	$10.70
Total return (%)[3,4]	(10.22) [5]	19.69	(3.20)	14.35	3.64	(0.69)
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$24	$5	$5	$3	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31 [6]	1.35	1.46	1.69	1.75	1.85
Expenses including reductions	1.30 [6]	1.31	1.36	1.49	1.68	1.83
Net investment income	0.80 [6]	1.66	1.65	2.06	1.79	0.95
Portfolio turnover (%)	18	26	19	14	35	35

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$13.26	$11.50	$12.11	$10.81	$10.64	$11.00
Net investment income (loss)[2]	0.01	0.12	0.11	0.15	0.12	(0.03)
Net realized and unrealized gain (loss) on investments	(1.37)	2.01	(0.58)	1.31	0.19	(0.14)
Total from investment operations	(1.36)	2.13	(0.47)	1.46	0.31	(0.17)
Less distributions
From net investment income	(0.02)	(0.13)	(0.10)	(0.16)	(0.14)	(0.19)
From net realized gain	(0.40)	(0.24)	(0.04)	—	—	—
Total distributions	(0.42)	(0.37)	(0.14)	(0.16)	(0.14)	(0.19)
Net asset value, end of period	$11.48	$13.26	$11.50	$12.11	$10.81	$10.64
Total return (%)[3,4]	(10.61) [5]	18.93	(3.90)	13.57	2.94	(1.58)
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$6	$1	$1	$1	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01 [7]	2.05	2.16	2.39	2.45	3.18
Expenses including reductions	2.00 [7]	2.01	2.06	2.19	2.36	2.60
Net investment income (loss)	0.11 [7]	0.94	0.91	1.32	1.11	(0.29)
Portfolio turnover (%)	18	26	19	14	35	35

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	15

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$13.41	$11.61	$12.21	$10.91	$10.71	$11.00
Net investment income[2]	0.07	0.26	0.28	0.18	0.24	0.14
Net realized and unrealized gain (loss) on investments	(1.38)	2.02	(0.63)	1.40	0.18	(0.19)
Total from investment operations	(1.31)	2.28	(0.35)	1.58	0.42	(0.05)
Less distributions
From net investment income	(0.08)	(0.24)	(0.21)	(0.28)	(0.22)	(0.24)
From net realized gain	(0.40)	(0.24)	(0.04)	—	—	—
Total distributions	(0.48)	(0.48)	(0.25)	(0.28)	(0.22)	(0.24)
Net asset value, end of period	$11.62	$13.41	$11.61	$12.21	$10.91	$10.71
Total return (%)[3]	(10.13) [4]	20.13	(2.89)	14.60	3.98	(0.44)
Ratios and supplemental data
Net assets, end of period (in millions)	$247	$213	$61	$1	$4	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01 [6]	1.05	1.18	1.38	1.44	6.36
Expenses including reductions	1.00 [6]	1.00	1.02	1.17	1.26	1.52
Net investment income	1.11 [6]	2.08	2.38	1.61	2.21	1.26
Portfolio turnover (%)	18	26	19	14	35	35

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
16	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$13.43	$11.63	$12.23	$10.92	$10.72	$11.00
Net investment income[2]	0.08	0.27	0.24	0.28	0.25	0.16
Net realized and unrealized gain (loss) on investments	(1.39)	2.02	(0.58)	1.32	0.18	(0.18)
Total from investment operations	(1.31)	2.29	(0.34)	1.60	0.43	(0.02)
Less distributions
From net investment income	(0.08)	(0.25)	(0.22)	(0.29)	(0.23)	(0.26)
From net realized gain	(0.40)	(0.24)	(0.04)	—	—	—
Total distributions	(0.48)	(0.49)	(0.26)	(0.29)	(0.23)	(0.26)
Net asset value, end of period	$11.64	$13.43	$11.63	$12.23	$10.92	$10.72
Total return (%)[3]	(10.06) [4]	20.18	(2.81)	14.77	4.08	(0.22)
Ratios and supplemental data
Net assets, end of period (in millions)	$60	$50	$1	$1	$1	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90 [6]	0.94	1.07	1.29	1.34	7.86
Expenses including reductions	0.89 [6]	0.92	0.97	1.08	1.18	1.34
Net investment income	1.21 [6]	2.11	2.01	2.42	1.29	1.46
Portfolio turnover (%)	18	26	19	14	35	35

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	17

CLASS NAV SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$13.43	$11.63	$12.23	$10.92	$10.72	$11.01
Net investment income[2]	0.08	0.26	0.24	0.27	0.24	0.15
Net realized and unrealized gain (loss) on investments	(1.38)	2.03	(0.58)	1.33	0.19	(0.18)
Total from investment operations	(1.30)	2.29	(0.34)	1.60	0.43	(0.03)
Less distributions
From net investment income	(0.09)	(0.25)	(0.22)	(0.29)	(0.23)	(0.26)
From net realized gain	(0.40)	(0.24)	(0.04)	—	—	—
Total distributions	(0.49)	(0.49)	(0.26)	(0.29)	(0.23)	(0.26)
Net asset value, end of period	$11.64	$13.43	$11.63	$12.23	$10.92	$10.72
Total return (%)[3]	(10.06) [4]	20.19	(2.80)	14.78	4.09	(0.28)
Ratios and supplemental data
Net assets, end of period (in millions)	$76	$84	$86	$102	$113	$137
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88 [5]	0.93	1.05	1.28	1.33	1.35
Expenses including reductions	0.87 [5]	0.92	0.96	1.07	1.26	1.34
Net investment income	1.25 [5]	2.06	2.00	2.38	2.21	1.41
Portfolio turnover (%)	18	26	19	14	35	35

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Infrastructure Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	19

the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$4,482,696	$4,482,696	—	—
Canada	41,459,681	41,459,681	—	—
China	41,201,861	—	$41,201,861	—
France	29,185,849	—	29,185,849	—
Germany	14,430,755	—	14,430,755	—
Hong Kong	28,228,033	—	28,228,033	—
Italy	19,729,040	—	19,729,040	—
Japan	28,542,084	—	28,542,084	—
Spain	15,254,545	—	15,254,545	—
United Kingdom	21,664,229	—	21,664,229	—
United States	155,716,920	155,716,920	—	—
Short-term investments	19,000,000	—	19,000,000	—
Total investments in securities	$418,895,693	$201,659,297	$217,236,396	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
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Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2020, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
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Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $1,709.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
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Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $250 million of the fund’s aggregate average daily net assets and (b) 0.750% of fund’s aggregate average daily net assets in excess of $250 million. Aggregate net assets include the net assets of the fund and the portion of the net assets of John Hancock Diversified Real Assets Fund, a series of John Hancock Investment Trust, subadvised by Wellington in the Infrastructure approach. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary make payment to Class A, Class C, Class I, Class R6 and Class NAV shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I, Class R6 and Class NAV shares, as applicable, exceed 1.31%, 2.01%, 1.00%, 0.92% and 0.92%, respectively, of the average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6 and Class NAV shares” means all expenses of the applicable class excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees paid indirectly, borrowing
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costs, prime brokerage fees, and short dividend expenses. This agreement expires on February 28, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,068
Class C	229
Class I	8,852
Class	Expense reduction
Class R6	$2,016
Class NAV	2,864
Total	$15,029

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.77% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $117,363 for the six months ended April 30, 2020. Of this amount, $19,658 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $97,705 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, CDSCs received by the Distributor amounted to $144 and $1,320 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
24	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$44,820	$18,770
Class C	32,190	4,042
Class I	—	151,649
Class R6	—	3,724
Total	$77,010	$178,185
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$11,623,065	2	1.260%	$814
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the year ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,334,633	$17,000,020	1,476,930	$18,826,723
Distributions reinvested	75,694	978,091	25,428	315,703
Repurchased	(489,569)	(6,020,012)	(180,778)	(2,256,942)
Net increase	920,758	$11,958,099	1,321,580	$16,885,484
Class C shares
Sold	249,028	$3,193,559	399,750	$5,044,757
Distributions reinvested	14,465	186,454	3,328	41,292
Repurchased	(65,315)	(791,585)	(48,719)	(614,589)
Net increase	198,178	$2,588,428	354,359	$4,471,460
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	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class I shares
Sold	8,512,764	$108,592,671	12,656,531	$158,308,982
Distributions reinvested	519,033	6,678,351	231,506	2,898,354
Repurchased	(3,728,900)	(46,558,982)	(2,259,401)	(28,762,651)
Net increase	5,302,897	$68,712,040	10,628,636	$132,444,685
Class R6 shares
Sold	1,852,472	$23,445,041	3,686,414	$47,162,032
Distributions reinvested	155,179	1,996,796	35,857	465,663
Repurchased	(516,431)	(6,272,953)	(150,140)	(1,944,004)
Net increase	1,491,220	$19,168,884	3,572,131	$45,683,691
Class NAV shares
Sold	884,055	$10,084,200	544,047	$6,832,002
Distributions reinvested	237,329	3,057,868	276,560	3,352,544
Repurchased	(910,489)	(11,666,597)	(1,957,974)	(24,352,153)
Net increase (decrease)	210,895	$1,475,471	(1,137,367)	$(14,167,607)
Total net increase	8,123,948	$103,902,922	14,739,339	$185,317,713
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $158,446,865 and $70,048,251, respectively, for the six months ended April 30, 2020.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2020, funds within the John Hancock group of funds complex held 18.0% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	9.3%
John Hancock Funds II Alternative Asset Allocation	5.5%
26	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$7,138,567	$41,648,896	$(48,785,379)	$(1,822)	$(262)	$9,428	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	27

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Infrastructure Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

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As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

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As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       30

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Wellington Management Company LLP

Portfolio Manager

G. Thomas Levering

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Infrastructure Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182618	438SA 4/20 6/2020

John Hancock

Seaport Long/Short Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. In response to the sell-off, governments and banks in some of the hardest hit areas throughout the world enacted policies and stimulus efforts designed to reignite their respective economies. While these measures helped lift equity and fixed-income markets in the United States during the final six weeks of the period, results were mixed in other areas of the world.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Seaport Long/Short Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
94	Financial statements
98	Financial highlights
103	Notes to financial statements
116	Statement regarding liquidity risk management
119	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charge)
MSCI World Index
Morningstar long/short equity fund category average
–0.44
–7.29
–5.21
–0.80
–4.00
–4.75
3.26
4.99
0.81
2.78
4.92
0.91
3.38
5.84
6 month (cumulative)
1 year
3 year
5 year
Since inception (12/20/13)

The MSCI World Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 4/30/2020 (%)

Common stocks	60.1
Health care	16.8
Financials	12.2
Information technology	12.2
Industrials	6.0
Consumer discretionary	4.4
Communication services	3.1
Utilities	1.8
Energy	1.7
Real estate	1.3
Materials	0.5
Consumer staples	0.1
Corporate bonds	3.8
Purchased options	0.7
Short-term investments and other	35.4
TOTAL	100.0
As a percentage of net assets.

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

Intact Financial Corp.	1.3
Alibaba Group Holding, Ltd., ADR	0.8
Workday, Inc., Class A	0.7
Diamondback Energy, Inc.	0.7
AIA Group, Ltd.	0.6
Plains All American Pipeline LP	0.6
Splunk, Inc.	0.6
Tencent Holdings, Ltd.	0.6
CNX Resources Corp.	0.6
AstraZeneca PLC	0.6
TOTAL	7.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       3

COUNTRY COMPOSITION AS OF 4/30/2020 (%)

United States	72.0
China	4.7
United Kingdom	3.1
Hong Kong	2.5
France	2.3
Canada	2.1
Japan	1.9
Taiwan	1.5
Switzerland	1.4
Ireland	1.2
Other countries	7.3
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-5.76	1.74	2.55	-5.42	8.99	17.38
Class C2	-2.53	2.05	2.69	-1.89	10.68	18.40
Class I3	-0.53	3.10	3.70	-0.27	16.48	26.03
Class R6[3]	-0.33	3.21	3.85	-0.16	17.12	27.19
Class NAV[3]	-0.40	3.21	3.86	-0.23	17.14	27.21
Index†	-4.00	4.92	5.84	-7.29	27.15	43.46

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.98	2.68	1.68	1.57	1.56
Net (%)	1.97	2.67	1.67	1.56	1.55

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Seaport Long/Short Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-20-13	11,840	11,840	14,346
Class I3	12-20-13	12,603	12,603	14,346
Class R6[3]	12-20-13	12,719	12,719	14,346
Class NAV[3]	12-20-13	12,721	12,721	14,346

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-20-13
2	Class C shares were first offered on 5-16-14. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 995.60	$ 9.87	1.99%
	Hypothetical example	1,000.00	1,015.00	9.97	1.99%
Class C	Actual expenses/actual returns	1,000.00	991.00	13.32	2.69%
	Hypothetical example	1,000.00	1,011.50	13.45	2.69%
Class I	Actual expenses/actual returns	1,000.00	997.30	8.39	1.69%
	Hypothetical example	1,000.00	1,016.50	8.47	1.69%
Class R6	Actual expenses/actual returns	1,000.00	998.40	7.85	1.58%
	Hypothetical example	1,000.00	1,017.00	7.92	1.58%
Class NAV	Actual expenses/actual returns	1,000.00	997.70	7.75	1.56%
	Hypothetical example	1,000.00	1,017.10	7.82	1.56%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 60.1%		$405,836,781
(Cost $372,395,387)
Communication services 3.1%		21,025,741
Diversified telecommunication services 0.9%
Bandwidth, Inc., Class A (A)	15,114	1,232,698
Cellnex Telecom SA (A)(B)	11,658	609,769
China Tower Corp., Ltd., H Shares (A)(B)	10,872,067	2,419,516
China Unicom Hong Kong, Ltd.	1,443,082	933,288
Helios Towers PLC (A)	563,010	885,179
Entertainment 0.7%
Netflix, Inc. (A)	5,225	2,193,716
Nexon Company, Ltd.	20,578	332,252
Spotify Technology SA (A)	12,001	1,818,992
Tencent Music Entertainment Group, ADR (A)	12,611	143,892
Interactive media and services 1.0%
Alphabet, Inc., Class A (A)	61	82,149
Alphabet, Inc., Class C (A)	61	82,268
Facebook, Inc., Class A (A)	12,177	2,492,754
Mail.Ru Group, Ltd., GDR (A)	764	13,765
Match Group, Inc. (A)	2,366	182,087
Tencent Holdings, Ltd.	75,446	3,966,153
Media 0.2%
Charter Communications, Inc., Class A (A)	3,377	1,672,392
Wireless telecommunication services 0.3%
China Mobile, Ltd.	171,000	1,374,679
T-Mobile US, Inc. (A)	6,722	590,192
Consumer discretionary 4.4%		29,796,411
Automobiles 0.3%
Geely Automobile Holdings, Ltd.	12,653	19,682
Great Wall Motor Company, Ltd., H Shares	1,371,037	916,615
Guangzhou Automobile Group Company, Ltd., H Shares	842,050	755,577
Hyundai Motor Company	157	12,135
SAIC Motor Corp., Ltd., Class A	4,300	11,384
Diversified consumer services 0.7%
Chegg, Inc. (A)	39,893	1,705,426
China Xinhua Education Group, Ltd. (B)	70,366	22,595
Hope Education Group Company, Ltd. (B)	9,852,963	2,764,279
Hotels, restaurants and leisure 0.1%
Planet Fitness, Inc., Class A (A)	14,122	851,980
Household durables 0.8%
Cavco Industries, Inc. (A)	800	123,744
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
Haier Electronics Group Company, Ltd.	1,103,619	$3,039,467
Kaufman & Broad SA	14,828	535,876
Skyline Champion Corp. (A)	93,330	1,839,534
Internet and direct marketing retail 1.6%
Alibaba Group Holding, Ltd. (A)	27,900	708,080
Alibaba Group Holding, Ltd., ADR (A)	28,066	5,688,136
Amazon.com, Inc. (A)	1,002	2,478,948
Etsy, Inc. (A)(C)	23,168	1,502,908
MercadoLibre, Inc. (A)	528	308,093
Leisure products 0.2%
BRP, Inc.	44,312	1,326,224
Specialty retail 0.4%
Five Below, Inc. (A)	1,747	157,510
The Home Depot, Inc.	5,107	1,122,672
The TJX Companies, Inc.	33,575	1,646,854
Textiles, apparel and luxury goods 0.3%
Carter's, Inc. (C)	21,661	1,693,890
Steven Madden, Ltd.	22,529	564,802
Consumer staples 0.1%		763,977
Food and staples retailing 0.1%
Performance Food Group Company (A)	25,616	751,830
Food products 0.0%
CJ CheilJedang Corp.	54	12,147
Energy 1.7%		11,355,456
Energy equipment and services 0.1%
RPC, Inc.	46,483	158,507
Schlumberger, Ltd.	43,461	731,014
Oil, gas and consumable fuels 1.6%
ARC Resources, Ltd.	234,433	988,629
Cabot Oil & Gas Corp.	46,624	1,008,011
Diamondback Energy, Inc.	64,822	2,822,350
NAC Kazatomprom JSC, GDR	77,067	1,157,103
The Williams Companies, Inc.	136,411	2,642,281
Tourmaline Oil Corp.	87,592	868,400
Viper Energy Partners LP (C)	105,513	979,161
Financials 12.2%		82,394,764
Banks 4.9%
Australia & New Zealand Banking Group, Ltd.	127,940	1,389,743
Banc of California, Inc.	3,499	36,460
Bank Mandiri Persero Tbk PT	2,449,760	728,219
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Bank of America Corp.	86,558	$2,081,720
Bank of China, Ltd., H Shares	48,785	18,573
BAWAG Group AG (A)(B)	15,582	529,596
China Merchants Bank Company, Ltd., H Shares	201,500	953,560
CIMB Group Holdings BHD	468,972	374,981
Citizens Financial Group, Inc.	89,214	1,997,501
Commonwealth Bank of Australia	35,760	1,444,578
Credicorp, Ltd.	6,535	973,846
Credit Agricole SA	118,288	951,444
East West Bancorp, Inc.	10,566	370,550
Erste Group Bank AG (A)	25,040	542,688
Halyk Savings Bank of Kazakhstan JSC, GDR (A)	4,456	40,104
HBT Financial, Inc.	11,938	139,078
Heritage Commerce Corp.	49,166	436,594
Kasikornbank PCL	11,300	29,475
Kasikornbank PCL, NVDR	229,770	602,387
KB Financial Group, Inc.	783	22,403
M&T Bank Corp.	6,444	722,244
National Australia Bank, Ltd. (A)	163,796	1,794,791
Nova Ljubljanska Banka DD, GDR (B)	66,671	532,391
Regions Financial Corp.	142,923	1,536,422
Sberbank of Russia PJSC, ADR	72,600	763,026
Shinhan Financial Group Company, Ltd.	67,833	1,719,740
Shinsei Bank, Ltd.	111,700	1,347,429
Signature Bank	15,063	1,614,452
Standard Chartered PLC	277,770	1,419,317
Sterling Bancorp	120,893	1,490,611
SVB Financial Group (A)	2,772	535,467
Synovus Financial Corp.	52,877	1,110,946
TCS Group Holding PLC, GDR	34,969	486,069
The PNC Financial Services Group, Inc.	17,252	1,840,271
Western Alliance Bancorp	43,021	1,543,593
Zions Bancorp NA	37,970	1,200,232
Capital markets 1.7%
Ares Management Corp., Class A (C)	54,108	1,815,323
Edelweiss Financial Services, Ltd.	1,087,100	566,720
London Stock Exchange Group PLC	6,522	610,438
Morgan Stanley	7,793	307,278
Sanne Group PLC	167,192	1,362,592
Solar Capital, Ltd.	40,216	605,653
The Blackstone Group, Inc., Class A	32,518	1,698,740
The Charles Schwab Corp.	11,663	439,928
The Goldman Sachs Group, Inc.	6,912	1,267,799
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

	Shares	Value
Financials (continued)
Capital markets (continued)
UBS Group AG (A)	236,558	$2,545,364
XP, Inc., Class A (A)	8,716	219,295
Consumer finance 0.3%
OneMain Holdings, Inc.	25,578	619,243
PRA Group, Inc. (A)	25,264	700,823
SLM Corp.	100,037	834,309
Diversified financial services 0.9%
Cerved Group SpA	251,513	1,713,426
ECN Capital Corp.	12,133	34,430
Equitable Holdings, Inc. (C)	135,853	2,488,827
FirstRand, Ltd.	192,202	419,482
Voya Financial, Inc.	25,049	1,131,463
Insurance 4.0%
AIA Group, Ltd.	477,359	4,381,089
Assurant, Inc.	22,345	2,373,933
Assured Guaranty, Ltd.	3,668	109,050
Athene Holding, Ltd., Class A (A)(C)	72,359	1,953,693
AUB Group, Ltd.	98,934	749,788
AXA SA	63,421	1,127,403
Beazley PLC	464,902	2,298,727
Direct Line Insurance Group PLC	7,673	26,142
Intact Financial Corp.	90,033	8,568,319
Kemper Corp.	8,035	540,113
ProSight Global, Inc. (A)	2,703	22,597
Prudential PLC	135,862	1,916,661
The Hartford Financial Services Group, Inc. (C)	29,958	1,138,104
Third Point Reinsurance, Ltd. (A)	8,441	62,801
Tokio Marine Holdings, Inc.	30,100	1,412,163
Trupanion, Inc. (A)	14,427	431,512
Mortgage real estate investment trusts 0.1%
AGNC Investment Corp.	62,403	775,045
Thrifts and mortgage finance 0.3%
Essent Group, Ltd.	16,618	454,004
First Defiance Financial Corp.	24,191	420,440
MGIC Investment Corp.	8,693	63,546
PNB Housing Finance, Ltd. (B)	136,881	358,202
Provident Financial Services, Inc.	35,526	509,798
Health care 16.8%		113,790,302
Biotechnology 5.4%
Acceleron Pharma, Inc. (A)	24,043	2,176,613
Aimmune Therapeutics, Inc. (A)	11,005	188,406
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Alkermes PLC (A)	17,783	$243,805
Apellis Pharmaceuticals, Inc. (A)	25,071	859,183
Arena Pharmaceuticals, Inc. (A)	14,688	719,271
Argenx SE, ADR (A)	7,987	1,170,016
Ascendis Pharma A/S, ADR (A)	7,559	1,025,983
Assembly Biosciences, Inc. (A)	18,266	319,838
BeiGene, Ltd., ADR (A)	13,908	2,125,560
Black Diamond Therapeutics, Inc. (A)	5,500	203,720
Clementia Pharmaceuticals, Inc. (A)(D)	9,185	12,400
Coherus Biosciences, Inc. (A)	40,205	667,403
Constellation Pharmaceuticals, Inc. (A)	43,791	1,575,600
G1 Therapeutics, Inc. (A)	68,913	904,828
Galapagos NV (A)	3,806	840,849
Genmab A/S (A)	9,335	2,243,990
Genus PLC	3,113	133,742
GlycoMimetics, Inc. (A)	82,200	229,338
ImmunoGen, Inc. (A)	272,788	1,112,975
Invitae Corp. (A)	21,679	358,787
Ironwood Pharmaceuticals, Inc. (A)	99,238	992,380
Kodiak Sciences, Inc. (A)	28,160	1,536,128
Mirati Therapeutics, Inc. (A)	12,626	1,073,715
Momenta Pharmaceuticals, Inc. (A)	65,354	2,071,722
Myovant Sciences, Ltd. (A)	52,039	623,427
NextCure, Inc. (A)	21,187	686,883
Orchard Therapeutics PLC, ADR (A)	55,099	620,415
Oyster Point Pharma, Inc. (A)	33,829	994,573
Portola Pharmaceuticals, Inc. (A)	14,786	104,685
Principia Biopharma, Inc. (A)	19,320	1,201,318
Radius Health, Inc. (A)	2,561	40,182
Regeneron Pharmaceuticals, Inc. (A)	3,802	1,999,396
REVOLUTION Medicines, Inc. (A)	2,200	68,794
Rhythm Pharmaceuticals, Inc. (A)	45,810	863,060
Rigel Pharmaceuticals, Inc. (A)	74,358	133,101
Sarepta Therapeutics, Inc. (A)	9,411	1,109,369
Syndax Pharmaceuticals, Inc. (A)	68,300	1,229,400
Twist Bioscience Corp. (A)	23,057	754,194
UroGen Pharma, Ltd. (A)	14,408	320,002
Zai Lab, Ltd., ADR (A)	45,437	2,849,809
Zealand Pharma A/S, ADR (A)	10,264	359,240
Health care equipment and supplies 3.5%
Baxter International, Inc.	19,658	1,745,237
Becton, Dickinson and Company	1,320	333,340
ConvaTec Group PLC (B)	356,717	952,764
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Danaher Corp.	17,120	$2,798,435
DexCom, Inc. (A)	5,903	1,978,686
Edwards Lifesciences Corp. (A)	8,689	1,889,858
Hill-Rom Holdings, Inc.	6,621	744,796
Insulet Corp. (A)	9,544	1,906,128
Integer Holdings Corp. (A)	10,150	755,769
Intuitive Surgical, Inc. (A)	2,154	1,100,436
Lifetech Scientific Corp. (A)	1,420,000	312,930
Masimo Corp. (A)	3,782	809,008
Medtronic PLC	6,194	604,720
NuVasive, Inc. (A)	1,948	118,594
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	348,000	528,662
Shockwave Medical, Inc. (A)	22,750	912,730
Smith & Nephew PLC	30,465	596,172
STERIS PLC	5,715	814,388
Tandem Diabetes Care, Inc. (A)(C)	45,184	3,604,780
Teleflex, Inc.	2,630	882,102
Venus MedTech Hangzhou, Inc., H Shares (A)(B)	8,000	54,798
Health care providers and services 1.0%
Acadia Healthcare Company, Inc. (A)	6,431	154,408
Anthem, Inc.	6,036	1,694,486
Centene Corp. (A)	32,546	2,166,913
China National Accord Medicines Corp., Ltd., Class A	339,175	1,959,902
Encompass Health Corp.	5,342	353,908
Molina Healthcare, Inc. (A)	179	29,351
Notre Dame Intermedica Participacoes SA	65,200	657,168
Health care technology 0.5%
Alibaba Health Information Technology, Ltd. (A)	162,000	387,505
HMS Holdings Corp. (A)	20,784	595,981
Omnicell, Inc. (A)	12,866	937,931
Teladoc Health, Inc. (A)	2,070	340,701
Veeva Systems, Inc., Class A (A)	7,187	1,371,280
Life sciences tools and services 1.2%
Adaptive Biotechnologies Corp. (A)	25,081	802,843
Agilent Technologies, Inc.	14,585	1,118,086
Bio-Techne Corp.	2,569	578,025
ICON PLC (A)	3,533	566,941
Pharmaron Beijing Company, Ltd., H Shares (A)(B)	50,000	393,383
PPD, Inc. (A)	62,426	1,491,981
PRA Health Sciences, Inc. (A)	7,114	686,501
Repligen Corp. (A)	5,000	580,750
Tecan Group AG	2,625	845,098
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services (continued)
WuXi AppTec Company, Ltd., H Shares (B)	56,280	$793,474
Wuxi Biologics Cayman, Inc. (A)(B)	15,000	233,496
Pharmaceuticals 5.2%
Amneal Pharmaceuticals, Inc. (A)	43,208	156,845
AstraZeneca PLC	35,688	3,732,679
CanSino Biologics, Inc., H Shares (A)(B)	1,148	24,222
China Traditional Chinese Medicine Holdings Company, Ltd.	3,505,112	1,538,439
Chugai Pharmaceutical Company, Ltd.	11,920	1,420,884
CSPC Pharmaceutical Group, Ltd.	499,379	988,629
Eisai Company, Ltd.	44,407	3,100,095
Elanco Animal Health, Inc. (A)	20,958	517,872
Eli Lilly & Company	20,017	3,095,429
Hikma Pharmaceuticals PLC	20,512	610,930
Hutchison China MediTech, Ltd., ADR (A)	26,831	577,135
Laboratorios Farmaceuticos Rovi SA	25,121	716,245
Livzon Pharmaceutical Group, Inc., Class A	108,251	603,916
Nippon Shinyaku Company, Ltd.	24,000	1,685,369
Novartis AG	32,043	2,734,500
Odonate Therapeutics, Inc. (A)	57,017	1,605,029
Ono Pharmaceutical Company, Ltd.	86,818	2,091,646
Pfizer, Inc.	19,632	753,084
Reata Pharmaceuticals, Inc., Class A (A)	6,718	1,062,519
Revance Therapeutics, Inc. (A)	46,684	864,121
Roche Holding AG	9,371	3,245,152
Takeda Pharmaceutical Company, Ltd.	17,830	642,976
Theravance Biopharma, Inc. (A)	38,628	1,126,392
Tricida, Inc. (A)	42,552	1,287,198
UCB SA	6,499	595,561
WaVe Life Sciences, Ltd. (A)	9,780	84,890
Industrials 6.0%		40,384,136
Aerospace and defense 0.6%
BWX Technologies, Inc.	35,411	1,878,908
Ultra Electronics Holdings PLC	97,249	2,407,610
Building products 0.7%
Advanced Drainage Systems, Inc.	59,174	2,398,914
Trane Technologies PLC	23,937	2,092,573
Commercial services and supplies 1.0%
Babcock International Group PLC	630,247	3,338,207
Copart, Inc. (A)	27,848	2,230,903
Serco Group PLC (A)	698,762	1,131,078
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

	Shares	Value
Industrials (continued)
Construction and engineering 0.7%
China Machinery Engineering Corp., H Shares	5,917,116	$1,623,496
Maeda Corp.	116,400	933,680
Vinci SA	27,731	2,271,777
Electrical equipment 0.4%
Emerson Electric Company	25,193	1,436,757
Schneider Electric SE	11,952	1,104,512
Industrial conglomerates 0.0%
Fosun International, Ltd.	14,079	17,676
Machinery 0.0%
Rexnord Corp.	13,345	363,918
Marine 0.4%
Irish Continental Group PLC	655,222	2,477,277
Professional services 1.4%
CoStar Group, Inc. (A)	2,449	1,587,589
Equifax, Inc.	20,002	2,778,278
Experian PLC	36,404	1,093,225
Huron Consulting Group, Inc. (A)	22,252	1,247,002
TransUnion	4,988	393,005
TriNet Group, Inc. (A)	47,465	2,324,361
Road and rail 0.2%
CJ Logistics Corp. (A)	216	26,233
Uber Technologies, Inc. (A)	41,016	1,241,554
Trading companies and distributors 0.6%
AerCap Holdings NV (A)	14,325	402,819
Brenntag AG	78,905	3,572,655
Transportation infrastructure 0.0%
China Merchants Port Holdings Company, Ltd.	7,870	10,129
Information technology 12.2%		82,204,177
Communications equipment 0.2%
Accton Technology Corp.	148,000	1,072,862
Lumentum Holdings, Inc. (A)	5,468	442,416
Electronic equipment, instruments and components 0.6%
Chroma ATE, Inc.	326,000	1,502,231
Corning, Inc.	14,674	322,975
Flex, Ltd. (A)	197,396	1,926,570
IT services 3.6%
Accenture PLC, Class A	3,214	595,201
Automatic Data Processing, Inc.	5,397	791,686
Edenred	6,387	257,288
EPAM Systems, Inc. (A)	8,325	1,838,909
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
IT services (continued)
ExlService Holdings, Inc. (A)	14,925	$921,320
Fidelity National Information Services, Inc.	14,335	1,890,643
FleetCor Technologies, Inc. (A)	9,023	2,176,799
Genpact, Ltd.	32,273	1,111,159
Global Payments, Inc.	10,049	1,668,335
GoDaddy, Inc., Class A (A)	29,142	2,023,329
Leidos Holdings, Inc.	14,270	1,410,019
LiveRamp Holdings, Inc. (A)	31,354	1,187,062
Mastercard, Inc., Class A	603	165,807
Pagseguro Digital, Ltd., Class A (A)	35,235	892,503
PayPal Holdings, Inc. (A)	11,094	1,364,562
Square, Inc., Class A (A)	32,664	2,127,733
StoneCo, Ltd., Class A (A)	1,010	26,644
VeriSign, Inc. (A)	758	158,793
Visa, Inc., Class A	1,634	292,028
WEX, Inc. (A)	9,145	1,210,066
Worldline SA (A)(B)	32,187	2,180,003
Semiconductors and semiconductor equipment 3.2%
Advanced Micro Devices, Inc. (A)(C)	31,710	1,661,287
ASM International NV	10,542	1,165,527
ASM Pacific Technology, Ltd.	5,700	57,597
ASML Holding NV, NYRS	6,222	1,794,611
Axcelis Technologies, Inc. (A)	9,649	225,401
BE Semiconductor Industries NV (A)	45,538	1,884,626
Globalwafers Company, Ltd.	125,500	1,597,242
KLA Corp.	6	985
Lattice Semiconductor Corp. (A)	58,852	1,324,759
Marvell Technology Group, Ltd.	110,683	2,959,663
MaxLinear, Inc. (A)	31,700	522,733
MediaTek, Inc.	260,734	3,600,326
NVIDIA Corp.	2,956	863,980
Realtek Semiconductor Corp.	307,000	2,628,941
Renesas Electronics Corp. (A)	2,670	14,099
Tower Semiconductor, Ltd. (A)	64,224	1,235,349
Software 4.6%
8x8, Inc. (A)	16,176	274,345
Adobe, Inc. (A)	5,591	1,977,201
Alteryx, Inc., Class A (A)	2,139	242,092
Atlassian Corp. PLC, Class A (A)	465	72,303
Avalara, Inc. (A)	4,163	372,047
Blackbaud, Inc.	8,120	448,711
Bravura Solutions, Ltd.	176,907	552,420
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

	Shares	Value
Information technology (continued)
Software (continued)
Ceridian HCM Holding, Inc. (A)	20,355	$1,200,334
Guidewire Software, Inc. (A)	6,467	587,462
HubSpot, Inc. (A)	13,917	2,346,824
Intuit, Inc.	4,359	1,176,102
Microsoft Corp.	5,393	966,480
Paycom Software, Inc. (A)	5,985	1,562,205
Q2 Holdings, Inc. (A)	1,000	79,720
Rapid7, Inc. (A)	33,110	1,508,161
RingCentral, Inc., Class A (A)	4,331	989,763
salesforce.com, Inc. (A)	1,580	255,881
ServiceNow, Inc. (A)	10,227	3,595,200
Slack Technologies, Inc., Class A (A)	129,533	3,457,236
Splunk, Inc. (A)	28,542	4,006,155
SVMK, Inc. (A)	34,314	538,730
The Trade Desk, Inc., Class A (A)	511	149,508
Workday, Inc., Class A (A)(C)	30,771	4,735,657
Technology hardware, storage and peripherals 0.0%
Apple, Inc.	53	15,571
Materials 0.5%		3,088,053
Construction materials 0.0%
LafargeHolcim, Ltd. (A)	502	20,850
Metals and mining 0.5%
Baoshan Iron & Steel Company, Ltd., Class A	839,334	575,347
Barrick Gold Corp.	96,884	2,491,856
Real estate 1.3%		9,116,801
Equity real estate investment trusts 0.4%
American Tower Corp.	525	124,950
Charter Hall Retail REIT (A)	214,030	440,423
Growthpoint Properties, Ltd.	37,198	27,931
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,182	201,024
Link REIT	68,436	610,055
Medical Properties Trust, Inc.	80,147	1,373,720
Real estate management and development 0.9%
BR Properties SA	602,000	967,557
CK Asset Holdings, Ltd.	360,340	2,276,895
Lendlease Group (A)	143,448	1,142,683
New World Development Company, Ltd.	1,095,229	1,293,951
Sino Land Company, Ltd.	470,553	657,612
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 1.8%		$11,916,963
Electric utilities 0.8%
Avangrid, Inc.	56,247	2,418,621
Power Grid Corp. of India, Ltd.	1,257,479	2,709,336
Gas utilities 0.5%
Rubis SCA	73,044	3,272,555
Multi-utilities 0.5%

Engie SA	324,110	3,516,451
Preferred securities 0.0%		$54,485
(Cost $46,822)
Financials 0.0%		54,485
Capital markets 0.0%
Ares Management Corp., 7.000%	2,125	54,485

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 3.8%				$25,516,769
(Cost $22,877,892)
Consumer discretionary 0.2%				1,486,523
Automobiles 0.2%
Ford Motor Company	9.625	04-22-30	1,513,000	1,486,523
Energy 3.1%				21,196,660
Oil, gas and consumable fuels 3.1%
CNX Resources Corp. (B)	7.250	03-14-27	4,387,000	3,843,670
Continental Resources, Inc.	4.375	01-15-28	671,000	516,670
Diamondback Energy, Inc.	2.875	12-01-24	160,000	146,279
Diamondback Energy, Inc.	3.250	12-01-26	5,387,000	4,660,462
Magellan Midstream Partners LP	3.950	03-01-50	2,291,000	2,187,600
Occidental Petroleum Corp.	2.900	08-15-24	707,000	537,108
ONEOK, Inc.	3.100	03-15-30	886,000	703,878
Plains All American Pipeline LP	3.550	12-15-29	4,962,000	4,235,337
Plains All American Pipeline LP	4.650	10-15-25	2,375,000	2,236,401
Targa Resources Partners LP	4.250	11-15-23	1,099,000	991,848
WPX Energy, Inc.	5.750	06-01-26	1,255,000	1,137,407
Industrials 0.3%				1,678,000
Aerospace and defense 0.3%
The Boeing Company	5.805	05-01-50	1,678,000	1,678,000
Information technology 0.2%				1,155,586
IT services 0.2%
Science Applications International Corp. (B)	4.875	04-01-28	1,180,000	1,155,586

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

	Contracts/Notional amount	Value
Purchased options 0.7%		$4,950,019
(Cost $8,352,918)
Calls 0.4%		3,095,262
Exchange Traded Option on Global Payments, Inc. (Expiration Date: 5-15-20; Strike Price: $195.00; Notional Amount: 24,700) (A)	247	8,028
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 12-18-20; Strike Price: $134.00; Notional Amount: 120,600) (A)	1,206	1,401,372
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 12-18-20; Strike Price: $145.00; Notional Amount: 55,700) (A)	557	366,785
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 12-17-21; Strike Price: EUR 120.00; Counterparty: JPMorgan Chase Bank, N.A.) (A)(E)	467,369	69,248
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 12-18-20; Strike Price: EUR 110.06; Counterparty: Goldman Sachs & Company LLC) (A)(E)	25,161	944
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-18-21; Strike Price: EUR 114.85; Counterparty: Goldman Sachs & Company LLC) (A)(E)	25,161	2,645
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-18-21; Strike Price: EUR 120.64; Counterparty: Goldman Sachs & Company LLC) (A)(E)	129,114	8,907
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-19-20; Strike Price: EUR 105.28; Counterparty: Goldman Sachs & Company LLC) (A)(E)	25,161	118
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-19-20; Strike Price: EUR 108.65; Counterparty: Goldman Sachs & Company LLC) (A)(E)	62,909	270
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-19-20; Strike Price: EUR 55.32; Counterparty: Goldman Sachs & Company LLC) (A)(E)	26,507	105,426
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-19-20; Strike Price: EUR 61.83; Counterparty: Goldman Sachs & Company LLC) (A)(E)	53,007	$71,393
Over the Counter Option on Standard Chartered PLC (Expiration Date: 8-21-20; Strike Price: GBP 6.61; Counterparty: Goldman Sachs & Company LLC) (A)(E)	203,537	104
Over the Counter Option on the AUD vs. JPY (Expiration Date: 10-21-21; Strike Price: AUD 93.00; Counterparty: HSBC Bank PLC) (A)(E)	1,270,000	20,987
Over the Counter Option on the AUD vs. JPY (Expiration Date: 10-22-20; Strike Price: AUD 86.00; Counterparty: HSBC Bank PLC) (A)(E)	865,000	4,903
Over the Counter Option on the USD vs. CNY (Expiration Date: 1-21-21; Strike Price: $7.17; Counterparty: Goldman Sachs & Company LLC) (A)(E)	6,789,000	117,144
Over the Counter Option on the USD vs. CNY (Expiration Date: 1-21-21; Strike Price: $7.17; Counterparty: Morgan Stanley & Company International PLC) (A)(E)	23,219,000	400,644
Over the Counter Option on the USD vs. CNY (Expiration Date: 1-21-21; Strike Price: $7.17; Counterparty: Morgan Stanley & Company International PLC) (A)(E)	17,626,000	302,480
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs & Company LLC) (A)(E)	20,020,323	190,533
Over the Counter Option on TOPIX Banks Index (Expiration Date: 9-4-20; Strike Price: JPY 138.95; Counterparty: Morgan Stanley & Company, Inc.) (A)(E)	2,320,255	23,331
Puts 0.3%		1,854,757
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 5-15-20; Strike Price: $184.00; Notional Amount: 54,700) (A)	547	18,598
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 5-15-20; Strike Price: $195.00; Notional Amount: 109,200) (A)	1,092	84,084
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 1-15-21; Strike Price: $63.00; Notional Amount:10,000) (A)	100	88,250
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

	Contracts/Notional amount	Value
Puts (continued)
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 6-19-20; Strike Price: $55.00; Notional Amount: 131,500) (A)	1,315	$229,241
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 9-18-20; Strike Price: $37.73; Notional Amount: 32,500) (A)	325	108,063
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 9-30-20; Strike Price: $37.73; Notional Amount: 30,500) (A)	305	103,700
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 1-15-21; Strike Price: $148.00; Notional Amount: 16,700) (A)	167	402,554
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-30-20; Strike Price: $138.00; Notional Amount: 8,300) (A)	83	131,057
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-30-20; Strike Price: $142.00; Notional Amount: 8,800) (A)	88	158,796
Exchange Traded Option on S&P 500 Index (Expiration Date: 4-30-20; Strike Price: $2,725.00; Notional Amount: 9,800) (A)	98	245
Exchange Traded Option on S&P 500 Index (Expiration Date: 5-15-20; Strike Price: $2,800.00; Notional Amount: 4,500) (A)	45	164,250
Exchange Traded Option on WEX, Inc. (Expiration Date: 5-15-20; Strike Price: $130.00; Notional Amount: 3,000) (A)	30	19,050
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-26-20; Strike Price: EUR 1.08; Counterparty: Morgan Stanley & Company International PLC) (A)(E)	18,339,000	78,076
Over the Counter Option on the USD vs. JPY (Expiration Date: 6-17-24; Strike Price: $95.99; Counterparty: BNP Paribas SA) (A)(E)	6,843,000	268,793

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 35.4%				$239,147,896
(Cost $239,116,237)
U.S. Government 12.0%				81,294,233
U.S. Treasury Bill (C)	0.130	12-31-20	295,000	294,718
U.S. Treasury Bill (C)	0.270	05-12-20	32,947,000	32,946,383
U.S. Treasury Bill (C)	0.398	09-10-20	925,000	924,593
U.S. Treasury Bill (C)	0.405	01-28-21	2,450,000	2,447,108
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury Bill (C)	0.410	06-11-20	6,100,000	$6,099,288
U.S. Treasury Bill (C)	0.411	08-20-20	5,685,000	5,683,028
U.S. Treasury Bill	0.510	05-05-20	90,000	90,000
U.S. Treasury Bill (C)	1.511	05-07-20	2,405,000	2,404,979
U.S. Treasury Bill (C)	1.535	05-14-20	27,525,000	27,524,292
U.S. Treasury Bill (C)	1.538	05-21-20	2,880,000	2,879,844

	Yield (%)	Shares	Value
Short-term funds 23.4%			157,853,663
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2162(F)	157,853,663	157,853,663

Total investments (Cost $642,789,256) 100.0%	$675,505,950
Other assets and liabilities, net (0.0%)	(49,797)
Total net assets 100.0%	$675,456,153

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	For this type of option, notional amounts are equivalent to number of contracts.
(F)	The rate shown is the annualized seven-day yield as of 4-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	39	Short	Jun 2020	$(993,072)	$(1,233,850)	$(240,778)
SGX Nifty 50 Index Futures	250	Short	May 2020	(4,675,716)	(4,839,251)	(163,535)
						$(404,313)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	2,075,000	USD	1,494,619	GSI	6/17/2020	—	$(3,768)
EUR	5,295,000	USD	5,740,389	MSI	5/29/2020	$64,773	—
EUR	5,407,000	USD	5,995,019	DB	6/17/2020	—	(64,697)
EUR	4,260,000	USD	4,662,864	HUS	6/17/2020	9,444	—
GBP	4,590,000	USD	5,671,946	MSI	5/29/2020	109,697	—
GBP	2,711,000	USD	3,392,613	SCB	6/17/2020	22,507	—
HKD	14,545,000	USD	1,868,431	JPM	6/17/2020	6,625	—
JPY	435,058,000	USD	4,065,108	SSB	5/29/2020	—	(9,931)
JPY	1,256,500,000	USD	11,969,847	DB	6/17/2020	—	(254,522)
JPY	352,700,000	USD	3,359,768	NWM	6/17/2020	—	(71,272)
NZD	4,665,000	USD	2,785,238	GSI	6/17/2020	75,672	—
USD	9,351,576	EUR	8,626,000	MSI	5/29/2020	—	(105,521)
USD	788,800	EUR	712,000	DB	6/17/2020	7,888	—
USD	11,498,722	EUR	10,347,000	GSI	6/17/2020	150,279	—
USD	7,364,880	GBP	5,960,000	MSI	5/29/2020	—	(142,439)
USD	1,306,392	GBP	1,050,000	GSI	6/17/2020	—	(16,321)
USD	778,853	JPY	83,700,000	DB	6/17/2020	—	(1,547)
USD	2,884,168	JPY	309,800,000	GSI	6/17/2020	—	(4,338)
USD	1,993,877	JPY	210,500,000	JPM	6/17/2020	31,222	—
USD	3,526,804	JPY	385,000,000	MSI	6/17/2020	—	(62,850)
USD	2,580,244	NZD	4,665,000	DB	6/17/2020	—	(280,666)
						$478,107	$(1,017,872)
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
GSI	Standard Chartered PLC	GBP	5.04	Aug 2020	203,537	203,537	$29,493	$(260,861)
							$29,493	$(260,861)
Exchange-traded	Global Payments, Inc.	USD	170.00	May 2020	247	24,700	127,862	(249,470)
Exchange-traded	Invesco QQQ Trust Series 1	USD	161.00	May 2020	1,092	109,200	157,366	(13,104)
Exchange-traded	iShares Russell 2000 ETF	USD	97.00	Dec 2020	1,206	120,600	774,931	(531,845)
Exchange-traded	iShares Russell 2000 ETF	USD	106.00	Dec 2020	557	55,700	307,831	(351,189)
Exchange-traded	JPMorgan Chase & Co.	USD	80.00	May 2020	70	7,000	19,985	(2,345)
Exchange-traded	JPMorgan Chase & Co.	USD	85.00	May 2020	70	7,000	31,235	(4,865)
Exchange-traded	JPMorgan Chase & Co.	USD	75.00	Jun 2020	70	7,000	25,844	(9,240)
Exchange-traded	JPMorgan Chase & Co.	USD	80.00	Jun 2020	70	7,000	35,732	(13,195)
							$1,480,786	$(1,175,253)
							$1,510,279	$(1,436,114)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
GSI	EURO STOXX Banks Index	EUR	44.97	Jun 2020	53,007	53,007	$122,859	$(49,018)
GSI	EURO STOXX Banks Index	EUR	40.23	Jun 2020	26,507	26,507	45,610	(11,030)
							$168,469	$(60,048)
Exchange-traded	S&P 500 Index	USD	2,600.00	Apr 2020	98	9,800	42,794	(245)
							$42,794	$(245)
							$211,263	$(60,293)

Foreign currency options
Description	Counterparty (OTC)	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Foreign currency options (continued)
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
U.S. Dollar vs. Japanese Yen	GSI	USD	135.00	Sep 2021	20,020,323	$271,277	$(9,089)
						$271,277	$(9,089)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.30%	Monthly	HKD	335,897	May 2020	GSI	—	$(994)	$(994)
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.30%	Monthly	HKD	33,590	May 2020	GSI	—	(100)	(100)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	103,817	May 2020	GSI	—	(6,322)	(6,322)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	396,551	May 2020	GSI	—	6,985	6,985
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	1,129,306	May 2020	GSI	—	19,909	19,909
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,254,733	May 2020	GSI	—	(71,491)	(71,491)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	549,208	May 2020	GSI	—	(17,731)	(17,731)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 2.85%	Monthly	USD	103,121	May 2020	GSI	—	(3,329)	(3,329)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	1,238,018	May 2020	GSI	—	(49,501)	(49,501)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	1,661,103	May 2020	GSI	—	(66,303)	(66,303)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.83%	Monthly	USD	1,571,687	May 2020	GSI	—	(62,742)	(62,742)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.40%	Monthly	USD	1,770,440	May 2020	GSI	—	(71,928)	(71,928)
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	192,641	May 2020	GSI	—	$(7,826)	$(7,826)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.85%	Monthly	USD	505,016	May 2020	GSI	—	(24,043)	(24,043)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.85%	Monthly	USD	49,608	May 2020	GSI	—	(2,334)	(2,334)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.25%	Monthly	USD	514,656	May 2020	GSI	—	(26,808)	(26,808)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	117,320	May 2020	GSI	—	(5,548)	(5,548)
Pay	S&P 500 High Beta Total Return Index	1-Month USD LIBOR - 0.15%	Monthly	USD	3,734,223	May 2020	GSI	—	(355,260)	(355,260)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	3,356,834	May 2020	GSI	—	(121,954)	(121,954)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	8,507,115	May 2020	GSI	—	(309,064)	(309,064)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	142,250	May 2020	GSI	—	2,385	2,385
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	914,275	May 2020	GSI	—	15,340	15,340
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	2,296,182	May 2020	GSI	—	(311,527)	(311,527)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	2,609,544	May 2020	GSI	—	(350,087)	(350,087)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	1,409,334	May 2020	GSI	—	(189,040)	(189,040)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	791,188	May 2020	GSI	—	(106,143)	(106,143)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,383,257	May 2020	GSI	—	(185,619)	(185,619)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.55%	Monthly	USD	590,946	May 2020	GSI	—	(56,883)	(56,883)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.55%	Monthly	USD	510,855	May 2020	GSI	—	(42,789)	(42,789)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	1,432,223	May 2020	GSI	—	(119,921)	(119,921)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	923,746	May 2020	GSI	—	$(77,305)	$(77,305)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	2,501,626	Mar 2021	GSI	—	41,408	41,408
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	80,335	May 2023	GSI	—	(4,343)	(4,343)
Pay	Euro STOXX 50 ETF	1-Month EUR EURIBOR - 0.50%	Monthly	EUR	5,804,453	May 2023	GSI	—	(40,292)	(40,292)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	233,398	May 2023	GSI	—	(10,024)	(10,024)
Pay	GS China Real Financial Conditions Index	1-Month HKD HIBOR - 0.70%	Monthly	HKD	11,515,311	May 2023	GSI	—	(53,876)	(53,876)
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.30%	Monthly	HKD	100,769	May 2023	GSI	—	(306)	(306)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	12,249,782	May 2023	GSI	—	(369,600)	(369,600)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	172,762	May 2023	GSI	—	(16,155)	(16,155)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	288,657	May 2023	GSI	—	(9,859)	(9,859)
Pay	iShares MSCI EAFE ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	9,581,466	May 2023	GSI	—	(283,943)	(283,943)
Pay	iShares MSCI India ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	264,888	May 2023	GSI	—	(16,388)	(16,388)
Pay	iShares MSCI India ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	394,785	May 2023	GSI	—	(24,420)	(24,420)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 2.85%	Monthly	USD	248,185	May 2023	GSI	—	(8,023)	(8,023)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	223,427	May 2023	GSI	—	(10,887)	(10,887)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	684,996	May 2023	GSI	—	(27,856)	(27,856)
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,937,433	May 2023	GSI	—	$(43,138)	$(43,138)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	261,107	May 2023	GSI	—	(18,022)	(18,022)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	184,104	May 2023	GSI	—	(7,117)	(7,117)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	505,957	May 2023	GSI	—	(23,946)	(23,946)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	114,265	May 2023	GSI	—	(9,101)	(9,101)
Pay	iShares U.S. Telecommunications ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	157,238	May 2023	GSI	—	(1,742)	(1,742)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	237,300	May 2023	GSI	—	(6,101)	(6,101)
Pay	S&P 500 High Beta Total Return Index	1-Month USD LIBOR - 0.15%	Monthly	USD	304,192	May 2023	GSI	—	(29,194)	(29,194)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	123,473	May 2023	GSI	—	(9,760)	(9,760)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	1,241,649	May 2023	GSI	—	(166,610)	(166,610)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	28,179	May 2023	GSI	—	(3,781)	(3,781)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	3,005,681	May 2023	GSI	—	(373,564)	(373,564)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	3,267,398	May 2023	GSI	—	(406,356)	(406,356)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	34,792	May 2023	GSI	—	(4,328)	(4,328)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	1,434,092	May 2023	GSI	—	(113,596)	(113,596)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	1,141,524	May 2023	GSI	—	(90,471)	(90,471)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	3,586,725	May 2023	GSI	—	(284,397)	(284,397)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	2,810,161	May 2023	GSI	—	—	—
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	2,242,730	May 2023	GSI	—	—	—
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	617,972	May 2023	GSI	—	$(20,728)	$(20,728)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,681,159	May 2023	GSI	—	(56,366)	(56,366)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	12,155	May 2023	GSI	—	(414)	(414)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,602,660	May 2023	GSI	—	(156,509)	(156,509)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,267	May 2023	GSI	—	(145)	(145)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	1,300,298	May 2023	GSI	—	(2,629)	(2,629)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,123,455	May 2023	GSI	—	(82,190)	(82,190)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	283,198	May 2023	GSI	—	(17,668)	(17,668)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	384,337	May 2023	GSI	—	284	284
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	5,675,069	May 2020	JPM	—	(932,111)	(932,111)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.33%	Monthly	USD	11,644,758	May 2020	JPM	—	(1,064,163)	(1,064,163)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	6,493,015	May 2020	JPM	—	(593,368)	(593,368)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.33%	Monthly	USD	1,491,283	May 2020	JPM	—	(176,458)	(176,458)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	5,700,671	May 2020	JPM	—	(658,599)	(658,599)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	144,806	May 2020	JPM	—	(16,729)	(16,729)
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	2,679,463	May 2020	JPM	—	$(398,397)	$(398,397)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	68,607	May 2020	JPM	—	(10,160)	(10,160)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	1,882,943	May 2020	JPM	—	(248,363)	(248,363)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	1,743,978	May 2020	JPM	—	(229,007)	(229,007)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	24,668	May 2020	JPM	—	(1,186)	(1,186)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	11,705	May 2020	JPM	—	(563)	(563)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,395,259	May 2020	JPM	—	(67,065)	(67,065)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,756,556	May 2020	JPM	—	(132,497)	(132,497)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,188	May 2020	JPM	—	(57)	(57)
Pay	iShares MSCI Hong Kong ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	19,847	May 2020	JPM	—	(255)	(255)
Pay	iShares MSCI Hong Kong ETF	1-Month USD LIBOR - 2.39%	Monthly	USD	1,857	May 2020	JPM	—	(24)	(24)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.92%	Monthly	USD	3,127,545	May 2020	JPM	—	(342,891)	(342,891)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	932,874	May 2020	JPM	—	(82,400)	(82,400)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	168,033	May 2020	JPM	—	(14,842)	(14,842)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	3,922,766	May 2020	JPM	—	(632,269)	(632,269)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	100,499	May 2020	JPM	—	$(16,139)	$(16,139)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	70,710	May 2020	JPM	—	(9,154)	(9,154)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 6.30%	Monthly	USD	5,567,453	May 2020	JPM	—	(699,830)	(699,830)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 6.35%	Monthly	USD	92,190	May 2020	JPM	—	(11,568)	(11,568)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 5.44%	Monthly	USD	86,947	May 2020	JPM	—	(10,910)	(10,910)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 5.44%	Monthly	USD	1,420,208	May 2020	JPM	—	(178,202)	(178,202)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 3.55%	Monthly	USD	1,755,316	May 2020	JPM	—	(237,782)	(237,782)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 3.55%	Monthly	USD	45,428	May 2020	JPM	—	(6,127)	(6,127)
Pay	iShares U.S. Medical Devices ETF	1-Month USD LIBOR - 1.87%	Monthly	USD	362,735	May 2020	JPM	—	(37,613)	(37,613)
Pay	iShares U.S. Medical Devices ETF	1-Month USD LIBOR - 1.77%	Monthly	USD	1,341,606	May 2020	JPM	—	(139,114)	(139,114)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.20%	Monthly	USD	896,794	May 2020	JPM	—	(77,363)	(77,363)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 1.79%	Monthly	USD	3,072,165	May 2020	JPM	—	(317,723)	(317,723)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 1.44%	Monthly	USD	91,121	May 2020	JPM	—	(9,370)	(9,370)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	268,303	May 2020	JPM	—	(27,377)	(27,377)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,193,835	May 2020	JPM	—	(222,561)	(222,561)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	18,933,637	May 2020	JPM	—	(3,034,474)	(3,034,474)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,847,169	May 2020	JPM	—	(267,842)	(267,842)
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	48,886	May 2020	JPM	—	$(7,056)	$(7,056)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.12%	Monthly	USD	3,954,916	May 2020	JPM	—	(609,134)	(609,134)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.27%	Monthly	USD	508,609	May 2020	JPM	—	(78,336)	(78,336)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.92%	Monthly	USD	3,933,828	May 2020	JPM	—	(754,190)	(754,190)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.97%	Monthly	USD	405,794	May 2020	JPM	—	(77,799)	(77,799)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.81%	Monthly	USD	847,726	May 2020	JPM	—	(162,525)	(162,525)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.81%	Monthly	USD	2,494,856	May 2020	JPM	—	(478,312)	(478,312)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 1.97%	Monthly	USD	3,274,281	May 2020	JPM	—	(699,317)	(699,317)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	21,926	May 2020	JPM	—	(1,865)	(1,865)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	9,731	May 2020	JPM	—	(828)	(828)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.39%	Monthly	USD	739	May 2020	JPM	—	(63)	(63)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	722,485	May 2020	JPM	—	(45,673)	(45,673)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	826,593	May 2020	JPM	—	(52,254)	(52,254)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,472,909	May 2020	JPM	—	(93,111)	(93,111)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	8,571,714	May 2020	JPM	—	(536,993)	(536,993)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	28,035	May 2020	JPM	—	(1,756)	(1,756)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,423,027	May 2020	JPM	—	(214,443)	(214,443)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	4,228,855	May 2020	JPM	—	$(683,431)	$(683,431)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.69%	Monthly	USD	108,482	May 2020	JPM	—	(17,468)	(17,468)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	24,379	May 2020	JPM	—	(77)	(77)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,012	May 2020	JPM	—	(6)	(6)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,203,360	May 2020	JPM	—	(3,779)	(3,779)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 1.03%	Monthly	USD	770,968	May 2020	JPM	—	(2,421)	(2,421)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 1.03%	Monthly	USD	10,594	May 2020	JPM	—	(33)	(33)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 1.03%	Monthly	USD	9,682	May 2020	JPM	—	(30)	(30)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 1.03%	Monthly	USD	1,056,413	May 2020	JPM	—	(3,317)	(3,317)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 1.03%	Monthly	USD	11,586	May 2020	JPM	—	(36)	(36)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.33%	Monthly	USD	786,386	May 2023	JPM	—	(129,624)	(129,624)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	4,095,036	May 2023	JPM	—	(473,100)	(473,100)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	381,319	May 2023	JPM	—	(35,617)	(35,617)
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	541,525	May 2023	JPM	—	$(52,856)	$(52,856)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	5,384,093	May 2023	JPM	—	(707,002)	(707,002)
Pay	iShares MSCI India ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	210,663	May 2023	JPM	—	(29,958)	(29,958)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 2.01%	Monthly	USD	1,164,930	May 2023	JPM	—	(73,762)	(73,762)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	932,141	May 2023	JPM	—	(65,369)	(65,369)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	827,308	May 2023	JPM	—	(93,641)	(93,641)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 2.14%	Monthly	USD	2,222,966	May 2023	JPM	—	(226,772)	(226,772)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	20,531	May 2023	JPM	—	(5,021)	(5,021)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	797,776	May 2023	JPM	—	(195,098)	(195,098)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.52%	Monthly	USD	10,050,000	May 2023	JPM	—	(1,618,598)	(1,618,598)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.24%	Monthly	USD	551,463	May 2023	JPM	—	(105,765)	(105,765)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.73%	Monthly	USD	164,533	May 2023	JPM	—	(17,348)	(17,348)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.37%	Monthly	USD	1,198,294	May 2023	JPM	—	(36,703)	(36,703)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,365,701	May 2023	JPM	—	(4,288)	(4,288)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 5.65%	Monthly	USD	16,736	May 2023	JPM	—	$(55)	$(55)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 5.65%	Monthly	USD	618,228	May 2023	JPM	—	(1,941)	(1,941)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,844,942	May 2023	JPM	—	(239,936)	(239,936)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	18,860	May 2020	MSI	—	(1,481)	(1,481)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	3,023,423	May 2020	MSI	—	(181,511)	(181,511)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	329,859	May 2020	MSI	—	(19,414)	(19,414)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,435,790	May 2020	MSI	—	(86,272)	(86,272)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,101,871	May 2020	MSI	—	(74,130)	(74,130)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	6,151,699	May 2020	MSI	—	(217,883)	(217,883)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	1,975,134	May 2020	MSI	—	(91,646)	(91,646)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	217,179	May 2020	MSI	—	(9,987)	(9,987)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	211,734	May 2020	MSI	—	(9,737)	(9,737)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	282,312	May 2020	MSI	—	(12,983)	(12,983)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	154,769	May 2020	MSI	—	(7,119)	(7,119)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	110,998	May 2020	MSI	—	(5,104)	(5,104)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	413,624	May 2020	MSI	—	(23,560)	(23,560)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	420,326	May 2020	MSI	—	(19,503)	(19,503)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,050,920	May 2020	MSI	—	(48,511)	(48,511)
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	3,350,880	May 2020	MSI	—	$(154,526)	$(154,526)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,771,150	May 2020	MSI	—	(81,633)	(81,633)
Pay	Invesco S&P 500 High Beta ETF	1-Month USD LIBOR - 2.87%	Monthly	USD	2,444,620	May 2020	MSI	—	(309,304)	(309,304)
Pay	Invesco S&P 500 High Beta ETF	1-Month USD LIBOR - 1.03%	Monthly	USD	57,911	May 2020	MSI	—	(7,336)	(7,336)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	51,194	May 2020	MSI	—	(5,666)	(5,666)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,951,659	May 2020	MSI	—	(116,773)	(116,773)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	173,242	May 2020	MSI	—	(6,903)	(6,903)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	49,081	May 2020	MSI	—	(3,147)	(3,147)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.83%	Monthly	USD	68,168	May 2020	MSI	—	(5,190)	(5,190)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.34%	Monthly	USD	87,482	May 2020	MSI	—	(16,757)	(16,757)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	37,785	May 2020	MSI	—	(1,422)	(1,422)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,520,427	May 2020	MSI	—	(56,847)	(56,847)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,669	May 2020	MSI	—	(138)	(138)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	2,794,261	May 2020	MSI	—	(199,826)	(199,826)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	965,896	May 2020	MSI	—	(69,159)	(69,159)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	3,116,920	May 2020	MSI	—	$(223,175)	$(223,175)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	316,065	May 2020	MSI	—	(22,631)	(22,631)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	2,506,540	May 2020	MSI	—	(179,108)	(179,108)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	2,808,028	May 2020	MSI	—	(200,651)	(200,651)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.18%	Monthly	USD	2,243,808	May 2020	MSI	—	(160,324)	(160,324)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,558,807	May 2020	MSI	—	(111,380)	(111,380)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	2,139,687	May 2020	MSI	—	(153,069)	(153,069)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.28%	Monthly	USD	279,858	May 2020	MSI	—	(17,642)	(17,642)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.28%	Monthly	USD	471,269	May 2020	MSI	—	(28,951)	(28,951)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.18%	Monthly	USD	332,121	May 2020	MSI	—	(18,085)	(18,085)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,112,164	May 2020	MSI	—	(109,000)	(109,000)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,624,767	May 2020	MSI	—	(84,189)	(84,189)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	127,197	May 2020	MSI	—	(6,599)	(6,599)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,185,194	May 2020	MSI	—	(164,309)	(164,309)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.73%	Monthly	USD	75,928	May 2020	MSI	—	(8,007)	(8,007)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.70%	Monthly	USD	625,908	May 2020	MSI	—	(66,019)	(66,019)
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	812,095	May 2020	MSI	—	$(86,616)	$(86,616)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	2,523,767	May 2020	MSI	—	(266,547)	(266,547)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	1,554,535	May 2020	MSI	—	(164,157)	(164,157)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.28%	Monthly	USD	1,299,682	May 2020	MSI	—	(137,211)	(137,211)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.28%	Monthly	USD	2,629,241	May 2020	MSI	—	(277,577)	(277,577)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	744,556	May 2020	MSI	—	(54,613)	(54,613)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	699,272	May 2020	MSI	—	(48,535)	(48,535)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	318,174	May 2020	MSI	—	(22,087)	(22,087)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	688,082	May 2020	MSI	—	(47,566)	(47,566)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	98,467	May 2020	MSI	—	(6,848)	(6,848)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.16%	Monthly	USD	151,975	May 2020	MSI	$(83)	(9,952)	(10,035)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	193,422	May 2020	MSI	—	(12,603)	(12,603)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.50%	Monthly	USD	240,565	May 2020	MSI	—	(15,674)	(15,674)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.10%	Monthly	USD	216,531	May 2020	MSI	—	(14,110)	(14,110)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.10%	Monthly	USD	63,550	May 2020	MSI	—	(4,141)	(4,141)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	110,230	May 2020	MSI	—	(7,183)	(7,183)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	39

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	54,306	May 2020	MSI	—	$(3,539)	$(3,539)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 6.08%	Monthly	USD	167,771	May 2020	MSI	—	(10,931)	(10,931)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	52,133	May 2020	MSI	—	(5,425)	(5,425)
Pay	iShares U.S. Medical Devices ETF	1-Month USD LIBOR - 3.66%	Monthly	USD	74,448	May 2020	MSI	—	(2,735)	(2,735)
Pay	iShares U.S. Medical Devices ETF	1-Month USD LIBOR - 2.09%	Monthly	USD	1,523,702	May 2020	MSI	—	(55,944)	(55,944)
Pay	iShares U.S. Medical Devices ETF	1-Month USD LIBOR - 2.04%	Monthly	USD	2,798,997	May 2020	MSI	—	(102,814)	(102,814)
Pay	iShares U.S. Telecommunications ETF	1-Month USD LIBOR - 1.23%	Monthly	USD	2,039,624	May 2020	MSI	—	(76,134)	(76,134)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.50%	Monthly	USD	687,181	May 2020	MSI	—	(34,154)	(34,154)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 2.58%	Monthly	USD	59,835	May 2020	MSI	—	(4,231)	(4,231)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 2.55%	Monthly	USD	517,115	May 2020	MSI	—	(36,711)	(36,711)
Pay	S&P 500 High Beta Total Return Index	1-Month USD LIBOR - 0.51%	Monthly	USD	72,445	May 2020	MSI	—	(7,979)	(7,979)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	35,553	May 2020	MSI	—	(1,766)	(1,766)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 2.05%	Monthly	USD	10,743,664	May 2020	MSI	—	(1,123,654)	(1,123,654)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	93,927	May 2020	MSI	—	(8,905)	(8,905)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,052,390	May 2020	MSI	—	(98,893)	(98,893)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.70%	Monthly	USD	1,411,699	May 2020	MSI	—	(132,657)	(132,657)
40	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.93%	Monthly	USD	1,128,077	May 2020	MSI	—	$(106,000)	$(106,000)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	783,667	May 2020	MSI	—	(73,637)	(73,637)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	510	May 2020	MSI	—	(25)	(25)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.34%	Monthly	USD	9,686	May 2020	MSI	—	(468)	(468)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,383	May 2020	MSI	—	(1,943)	(1,943)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	10,094,405	May 2020	MSI	—	(534,924)	(534,924)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,732,878	May 2020	MSI	—	(91,258)	(91,258)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	908,523	May 2020	MSI	—	(47,896)	(47,896)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,732,232	May 2020	MSI	—	(91,834)	(91,834)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,959,046	May 2020	MSI	—	(156,154)	(156,154)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	1,166,279	May 2020	MSI	—	(70,646)	(70,646)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	232,994	May 2020	MSI	—	(14,113)	(14,113)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	619,688	May 2020	MSI	—	(37,537)	(37,537)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	74,799	May 2020	MSI	—	(4,531)	(4,531)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	593,242	May 2020	MSI	—	(35,843)	(35,843)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	664,594	May 2020	MSI	—	(40,154)	(40,154)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.48%	Monthly	USD	531,055	May 2020	MSI	—	(32,082)	(32,082)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	368,933	May 2020	MSI	—	(22,288)	(22,288)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	41

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.83%	Monthly	USD	82,343	May 2020	MSI	—	$(8,176)	$(8,176)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	22,993	May 2020	MSI	—	(343)	(343)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	23,709	May 2020	MSI	—	(355)	(355)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	919,971	May 2020	MSI	—	(14,009)	(14,009)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,808	May 2020	MSI	—	(43)	(43)
Pay	MSCI U.S. Momentum Index	Fixed -0.50%	Monthly	USD	4,503,412	Jan 2021	MSI	—	201	201
Pay	MSCI U.S. Momentum Index	Fixed -0.50%	Monthly	USD	104,928	Jan 2021	MSI	—	5	5
Pay	MS Growth vs Value Index (a)	Fixed 0.00%	Monthly	USD	1,779,709	Apr 2021	MSI	—	373	373
Pay	MS Growth vs Value Index (a)	Fixed 0.00%	Monthly	USD	1,286,617	Apr 2021	MSI	—	64,073	64,073
Pay	MS Growth vs Value Index (a)	Fixed 0.00%	Monthly	USD	6,259,852	Apr 2021	MSI	—	119,812	119,812
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	3,517,039	May 2023	MSI	—	(265,371)	(265,371)
Pay	Euro STOXX 50 ETF	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	2,156,698	May 2023	MSI	—	(100,766)	(100,766)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.65%	Monthly	USD	586,022	May 2023	MSI	—	(30,711)	(30,711)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.65%	Monthly	USD	124,249	May 2023	MSI	—	(6,517)	(6,517)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	351,808	May 2023	MSI	—	(91)	(91)
42	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	4,753,607	May 2023	MSI	—	$(151,621)	$(151,621)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.70%	Monthly	USD	8,153,738	May 2023	MSI	—	(381,693)	(381,693)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.57%	Monthly	USD	2,825,211	May 2023	MSI	—	(127,060)	(127,060)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.54%	Monthly	USD	2,721,124	May 2023	MSI	—	(122,379)	(122,379)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.50%	Monthly	USD	208,383	May 2023	MSI	—	(9,385)	(9,385)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.39%	Monthly	USD	2,101,177	May 2023	MSI	—	—	—
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	751,367	May 2023	MSI	—	(27,352)	(27,352)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.58%	Monthly	USD	1,064,006	May 2023	MSI	—	(38,733)	(38,733)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,097,951	May 2023	MSI	—	(71,315)	(71,315)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.34%	Monthly	USD	192,460	May 2023	MSI	—	(11,244)	(11,244)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.33%	Monthly	USD	806,876	May 2023	MSI	—	(48,253)	(48,253)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.31%	Monthly	USD	1,522,408	May 2023	MSI	—	(91,071)	(91,071)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.30%	Monthly	USD	1,113,403	May 2023	MSI	—	(66,536)	(66,536)
Pay	iShares MSCI ACWI ETF	1-Month USD LIBOR - 2.70%	Monthly	USD	5,630,281	May 2023	MSI	—	(116,159)	(116,159)
Pay	iShares MSCI EAFE ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,035,125	May 2023	MSI	—	(84,096)	(84,096)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	845,416	May 2023	MSI	—	(27,777)	(27,777)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	43

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares MSCI India ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	330,722	May 2023	MSI	—	—	—
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.49%	Monthly	USD	1,615,044	May 2023	MSI	—	$(84,059)	$(84,059)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.70%	Monthly	USD	1,598,516	May 2023	MSI	—	(83,373)	(83,373)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,623,944	May 2023	MSI	—	(84,946)	(84,946)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.80%	Monthly	USD	1,546,117	May 2023	MSI	—	(164,401)	(164,401)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.95%	Monthly	USD	1,577,809	May 2023	MSI	—	(164,719)	(164,719)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.39%	Monthly	USD	99,531	May 2023	MSI	—	(10,391)	(10,391)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.65%	Monthly	USD	1,475,967	May 2023	MSI	—	(154,223)	(154,223)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.24%	Monthly	USD	2,229,790	May 2023	MSI	—	—	—
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.77%	Monthly	USD	3,089,196	May 2023	MSI	—	(211,240)	(211,240)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	3,216,755	May 2023	MSI	—	(219,962)	(219,962)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.69%	Monthly	USD	109,524	May 2023	MSI	—	(7,489)	(7,489)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,983,561	May 2023	MSI	—	(221,323)	(221,323)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.85%	Monthly	USD	886,461	May 2023	MSI	—	(59,533)	(59,533)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.93%	Monthly	USD	1,512,946	May 2023	MSI	—	(97,174)	(97,174)
Pay	iShares STOXX 600 Basic Resources UCITS ETF	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	1,387,451	May 2023	MSI	—	(95,932)	(95,932)
44	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares STOXX 600 Basic Resources UCITS ETF	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	824,918	May 2023	MSI	—	$(57,037)	$(57,037)
Pay	iShares STOXX 600 Basic Resources UCITS ETF	1-Month EUR EURIBOR - 0.50%	Monthly	EUR	478,544	May 2023	MSI	—	(33,088)	(33,088)
Pay	iShares STOXX Europe Oil & Gas UCITS ETF	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	2,217,808	May 2023	MSI	—	(88,726)	(88,726)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 1.30%	Monthly	USD	104,210	May 2023	MSI	—	(19,939)	(19,939)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 1.25%	Monthly	USD	740,836	May 2023	MSI	—	(124,616)	(124,616)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 1.24%	Monthly	USD	556,109	May 2023	MSI	—	—	—
Pay	iShares U.S. Medical Devices ETF	1-Month USD LIBOR - 1.64%	Monthly	USD	988,173	May 2023	MSI	—	(36,625)	(36,625)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.30%	Monthly	USD	2,175,248	May 2023	MSI	—	(107,885)	(107,885)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.86%	Monthly	USD	833,845	May 2023	MSI	—	(41,916)	(41,916)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.86%	Monthly	USD	746,506	May 2023	MSI	—	(37,526)	(37,526)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.54%	Monthly	USD	2,227,913	May 2023	MSI	—	(101,377)	(101,377)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	232,701	May 2023	MSI	—	(53,199)	(53,199)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.59%	Monthly	USD	770,955	May 2023	MSI	—	—	—
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.62%	Monthly	USD	1,475,253	May 2023	MSI	—	(160,611)	(160,611)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.55%	Monthly	USD	330,006	May 2023	MSI	—	(35,956)	(35,956)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	45

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	VanEck Oil Services ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	654,650	May 2023	MSI	—	$(167,333)	$(167,333)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.60%	Monthly	USD	2,746,675	May 2023	MSI	—	(134,538)	(134,538)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	2,150,082	May 2023	MSI	—	(105,316)	(105,316)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.17%	Monthly	USD	2,149,954	May 2023	MSI	—	(105,310)	(105,310)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	10,451	May 2023	MSI	—	(512)	(512)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	322,958	May 2023	MSI	—	(15,849)	(15,849)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	9,431	May 2023	MSI	—	(463)	(463)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	7,225	May 2023	MSI	—	4	4
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	12,045	May 2023	MSI	—	277	277
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,187,361	May 2023	MSI	—	(115,560)	(115,560)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	2,689,143	May 2023	MSI	—	(133,866)	(133,866)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	1,889,254	May 2023	MSI	—	(94,126)	(94,126)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,371,966	May 2023	MSI	—	(9,738)	(9,738)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	7,361,413	May 2023	MSI	—	(407,755)	(407,755)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 5.60%	Monthly	USD	8,901	May 2023	MSI	—	(142)	(142)
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	1,240,916	May 2020	GSI	—	(217,006)	(217,006)
46	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	197,137	May 2020	GSI	—	$(3,629)	$(3,629)
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,879,513	May 2020	GSI	—	95,944	95,944
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,139,358	May 2020	GSI	—	37,944	37,944
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,432,999	May 2020	GSI	—	(13,628)	(13,628)
Receive	Apellis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,628,305	May 2020	GSI	—	(67,869)	(67,869)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	379,819	May 2020	GSI	—	28,527	28,527
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	184,148	May 2020	GSI	—	13,831	13,831
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	102,666	May 2020	GSI	—	7,711	7,711
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	120,345	May 2020	GSI	—	9,038	9,038
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	102,634	May 2020	GSI	—	7,709	7,709
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	205,300	May 2020	GSI	—	15,418	15,418
Receive	Assurant, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	131,866	May 2020	GSI	—	4,891	4,891
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	242,138	May 2020	GSI	—	13,052	13,052
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	283,875	May 2020	GSI	—	15,302	15,302
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	526,744	May 2020	GSI	—	28,393	28,393
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	251,070	May 2020	GSI	—	13,533	13,533
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	47

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Athene Holding, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	17,022	May 2020	GSI	—	$2,036	$2,036
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	224,438	May 2020	GSI	—	17,193	17,193
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	473,693	May 2020	GSI	—	36,312	36,312
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	226,350	May 2020	GSI	—	17,346	17,346
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,647,557	May 2020	GSI	—	21,493	21,493
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	4,940,136	May 2020	GSI	—	(33,792)	(33,792)
Receive	BRP, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	38,772	May 2020	GSI	—	16,954	16,954
Receive	BRP, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	128,723	May 2020	GSI	—	56,264	56,264
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	272,737	May 2020	GSI	—	76,763	76,763
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	67,581	May 2020	GSI	—	19,021	19,021
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	36,566	May 2020	GSI	—	10,292	10,292
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	71,081	May 2020	GSI	—	20,006	20,006
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	65,047	May 2020	GSI	—	18,308	18,308
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	256,807	May 2020	GSI	—	72,280	72,280
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,671	May 2020	GSI	—	5,536	5,536
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,089,083	May 2020	GSI	—	(25,414)	(25,414)
48	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	233,123	May 2020	GSI	—	$14,325	$14,325
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	146,007	May 2020	GSI	—	8,972	8,972
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	62,499	May 2020	GSI	—	3,841	3,841
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	554,385	May 2020	GSI	—	96,199	96,199
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	242,958	May 2020	GSI	—	42,159	42,159
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	10,608,000	May 2020	GSI	—	(3,355)	(3,355)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	5,449,860	May 2020	GSI	—	(1,724)	(1,724)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	13,260,000	May 2020	GSI	—	(4,195)	(4,195)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	18,564,000	May 2020	GSI	—	(5,872)	(5,872)
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 1.20%	Monthly	USD	281,242	May 2020	GSI	—	(10,449)	(10,449)
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	50,373	May 2020	GSI	—	(3,712)	(3,712)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	11,973,752	May 2020	GSI	—	1,677	1,677
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	196,527,315	May 2020	GSI	—	10,929	10,929
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	900,074	May 2020	GSI	—	44,845	44,845
Receive	ECN Capital Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	696,635	May 2020	GSI	—	39,887	39,887
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	17,415,200	May 2020	GSI	—	(6,273)	(6,273)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	49

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	8,145,564	May 2020	GSI	—	$(2,934)	$(2,934)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	19,790,000	May 2020	GSI	—	(7,131)	(7,131)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,916,000	May 2020	GSI	—	(2,852)	(2,852)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	8,707,600	May 2020	GSI	—	(3,137)	(3,137)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	29,882,900	May 2020	GSI	—	(10,767)	(10,767)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	316,153	May 2020	GSI	—	(13,730)	(13,730)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	557,213	May 2020	GSI	—	(24,199)	(24,199)
Receive	Erste Group Bank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	148,835	May 2020	GSI	—	28,342	28,342
Receive	FirstRand, Ltd.	1-Month ZAR JIBAR + 0.75%	Monthly	ZAR	9,838,632	May 2020	GSI	—	71,122	71,122
Receive	Flex, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	476,740	May 2020	GSI	—	120,090	120,090
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,944,529	May 2020	GSI	—	389,273	389,273
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	36,975	May 2020	GSI	—	(2,922)	(2,922)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	43,326	May 2020	GSI	—	(3,424)	(3,424)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	63,510	May 2020	GSI	—	(5,019)	(5,019)
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,346,957	May 2020	GSI	—	64,763	64,763
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,919,265	May 2020	GSI	—	472,812	472,812
50	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,406,135	May 2020	GSI	—	$531,119	$531,119
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,614,154	May 2020	GSI	—	17,924	17,924
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	25,908	May 2020	GSI	—	1,341	1,341
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	30,357	May 2020	GSI	—	1,572	1,572
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	44,510	May 2020	GSI	—	2,304	2,304
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	687,559	May 2020	GSI	—	108,878	108,878
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	148,892	May 2020	GSI	—	13,789	13,789
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	288,500	May 2020	GSI	—	25,323	25,323
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	209,266	May 2020	GSI	—	18,368	18,368
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	188,607	May 2020	GSI	—	16,555	16,555
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	258,221	May 2020	GSI	—	(12,438)	(12,438)
Receive	Maeda Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	33,506,800	May 2020	GSI	—	38,140	38,140
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	1,187,264	May 2020	GSI	—	67,846	67,846
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	599,361	May 2020	GSI	—	(24,338)	(24,338)
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	27,615,000	May 2020	GSI	—	(13,561)	(13,561)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	50,691	May 2020	GSI	—	(3,258)	(3,258)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	51

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	59,373	May 2020	GSI	—	$(3,815)	$(3,815)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	87,086	May 2020	GSI	—	(5,596)	(5,596)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	910,852	May 2020	GSI	—	(58,534)	(58,534)
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,280,123	May 2020	GSI	—	6,347	6,347
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	10,350,450	May 2020	GSI	—	3,400	3,400
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,682,948	May 2020	GSI	—	1,538	1,538
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	12,370,050	May 2020	GSI	—	4,062	4,062
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	18,176,400	May 2020	GSI	—	5,969	5,969
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	613,065	May 2020	GSI	—	16,733	16,733
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,079	May 2020	GSI	—	712	712
Receive	Prudential PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	122,716	May 2020	GSI	—	18,745	18,745
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	186,042	May 2020	GSI	—	2,107	2,107
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	383,470	May 2020	GSI	—	40,306	40,306
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	78,031	May 2020	GSI	—	8,203	8,203
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	830,368	May 2020	GSI	—	87,300	87,300
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	317,503	May 2020	GSI	—	33,382	33,382
52	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	159,467	May 2020	GSI	—	$16,766	$16,766
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	255,211	May 2020	GSI	—	26,825	26,825
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	369,631	May 2020	GSI	—	38,852	38,852
Receive	Signature Bank	1-Month USD LIBOR + 0.20%	Monthly	USD	286,343	May 2020	GSI	—	57,946	57,946
Receive	Signature Bank	1-Month USD LIBOR + 0.20%	Monthly	USD	228,682	May 2020	GSI	—	46,277	46,277
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	630,148	May 2020	GSI	—	1,724	1,724
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	87,914	May 2020	GSI	—	240	240
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	531,239	May 2020	GSI	—	1,451	1,451
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	578,059	May 2020	GSI	—	1,620	1,620
Receive	Spotify Technology SA	1-Month USD LIBOR + 0.20%	Monthly	USD	123,871	May 2020	GSI	—	5,988	5,988
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	652,487	May 2020	GSI	—	43,405	43,405
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	427,481	May 2020	GSI	—	28,437	28,437
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	262,705	May 2020	GSI	—	36,865	36,865
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	202,677	May 2020	GSI	—	28,441	28,441
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	133,374	May 2020	GSI	—	18,716	18,716
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	111,481	May 2020	GSI	—	25,454	25,454
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	53

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	187,787	May 2020	GSI	—	$42,876	$42,876
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	154,680	May 2020	GSI	—	35,309	35,309
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,855	May 2020	GSI	—	18,914	18,914
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,462,400	May 2020	GSI	—	1,491	1,491
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	749,480	May 2020	GSI	—	764	764
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,828,000	May 2020	GSI	—	1,863	1,863
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,924,800	May 2020	GSI	—	2,982	2,982
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	31,909	May 2020	GSI	—	5,864	5,864
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	3,581	May 2020	GSI	—	658	658
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	169,359	May 2020	GSI	—	(9,100)	(9,100)
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,530	May 2020	GSI	—	(4,434)	(4,434)
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	41,257	May 2020	GSI	—	(2,216)	(2,216)
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	45,557	May 2020	GSI	—	(2,446)	(2,446)
Receive	Tourmaline Oil Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	417,628	May 2020	GSI	—	18,706	18,706
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,113,461	May 2020	GSI	—	164,588	164,588
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,085,151	May 2020	GSI	—	85,009	85,009
54	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	49,366	May 2020	GSI	—	$(1,091)	$(1,091)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	57,806	May 2020	GSI	—	(1,278)	(1,278)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	84,834	May 2020	GSI	—	(1,875)	(1,875)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	167,024	May 2020	GSI	—	(3,692)	(3,692)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	613,105	May 2020	GSI	—	(13,554)	(13,554)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,956	May 2020	GSI	—	(1,222)	(1,222)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	75,166	May 2020	GSI	—	(3,534)	(3,534)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	86,629	May 2020	GSI	—	(4,073)	(4,073)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	57,621	May 2020	GSI	—	(2,712)	(2,712)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	77,403	May 2020	GSI	—	(3,643)	(3,643)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,044	May 2020	GSI	—	(520)	(520)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,964	May 2020	GSI	—	(845)	(845)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,100	May 2020	GSI	—	(758)	(758)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,199	May 2020	GSI	—	(904)	(904)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,498	May 2020	GSI	—	(824)	(824)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,388	May 2020	GSI	—	(960)	(960)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	55

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	270,754	May 2020	GSI	—	$33,044	$33,044
Receive	Worldline SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,489,548	May 2020	GSI	—	49,941	49,941
Receive	Zions Bancorp NA	1-Month USD LIBOR + 0.20%	Monthly	USD	145,618	May 2020	GSI	—	11,605	11,605
Receive	AIA Group, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	2,837,570	May 2023	GSI	—	—	—
Receive	Archer-Daniels-Midland Company	1-Month USD LIBOR + 0.20%	Monthly	USD	2,107,030	May 2023	GSI	—	45,794	45,794
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	624,766	May 2023	GSI	—	59,157	59,157
Receive	Cactus, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	67,000	May 2023	GSI	—	16,118	16,118
Receive	Cactus, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	275,070	May 2023	GSI	—	59,754	59,754
Receive	Carter's, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	291,378	May 2023	GSI	—	15,025	15,025
Receive	Carter's, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	323,583	May 2023	GSI	—	(2,818)	(2,818)
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	109,296	May 2023	GSI	—	7,329	7,329
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	252,936	May 2023	GSI	—	(347)	(347)
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	301,465	May 2023	GSI	—	18,525	18,525
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	253,844	May 2023	GSI	—	15,599	15,599
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	558,640	May 2023	GSI	—	34,328	34,328
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	666,005	May 2023	GSI	—	40,926	40,926
56	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	77,105	May 2023	GSI	—	$474	$474
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	102,112	May 2023	GSI	—	(6,545)	(6,545)
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	150,055	May 2023	GSI	—	(12,797)	(12,797)
Receive	China Mobile, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	5,063,000	May 2023	GSI	—	15,217	15,217
Receive	Citizens Financial Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,557,144	May 2023	GSI	—	(46,696)	(46,696)
Receive	Clean Harbors, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	339,326	May 2023	GSI	—	(12,079)	(12,079)
Receive	Clean Harbors, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	655,975	May 2023	GSI	—	(44,213)	(44,213)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	235,586	May 2023	GSI	—	—	—
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	102,652	May 2023	GSI	—	—	—
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	2,254,119	May 2023	GSI	—	—	—
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	406,922	May 2023	GSI	—	(30,320)	(30,320)
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	456,415	May 2023	GSI	—	(22,653)	(22,653)
Receive	Five Below, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,457,155	May 2023	GSI	—	113,784	113,784
Receive	Five Below, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	295,561	May 2023	GSI	—	23,079	23,079
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	463,806	May 2023	GSI	—	58,605	58,605
Receive	Galp Energia SGPS SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	490,541	May 2023	GSI	—	71,631	71,631
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	57

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Guangzhou Automobile Group Company, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	31,739	May 2023	GSI	—	—	—
Receive	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,256,608	May 2023	GSI	—	$57,976	$57,976
Receive	Home Depot, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	448,983	May 2023	GSI	—	29,913	29,913
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	522,784	May 2023	GSI	—	(9,874)	(9,874)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	625,486	May 2023	GSI	—	5,023	5,023
Receive	Keyence Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	62,798,000	May 2023	GSI	—	28,970	28,970
Receive	Lennar Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	306,937	May 2023	GSI	—	(13,276)	(13,276)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	24,143	May 2023	GSI	—	(313)	(313)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	87,955	May 2023	GSI	—	(1,139)	(1,139)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	124,175	May 2023	GSI	—	(1,609)	(1,609)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	94,856	May 2023	GSI	—	(1,229)	(1,229)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	105,203	May 2023	GSI	—	(1,363)	(1,363)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	50,014	May 2023	GSI	—	(648)	(648)
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	389,405	May 2023	GSI	—	13,767	13,767
Receive	Ollie's Bargain Outlet Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	322,962	May 2023	GSI	—	48,614	48,614
58	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ollie's Bargain Outlet Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,576,393	May 2023	GSI	—	$237,284	$237,284
Receive	Schlumberger, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	666,149	May 2023	GSI	—	23,250	23,250
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	614,213	May 2023	GSI	—	(22,262)	(22,262)
Receive	Steven Madden, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	836,060	May 2023	GSI	—	116,854	116,854
Receive	The Boston Beer Company, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,634,353	May 2023	GSI	—	24,498	24,498
Receive	TJX Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	153,693	May 2023	GSI	—	4,008	4,008
Receive	TJX Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	311,973	May 2023	GSI	—	8,133	8,133
Receive	TJX Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	436,920	May 2023	GSI	—	(9,113)	(9,113)
Receive	Trane Technologies PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	303,802	May 2023	GSI	—	(8,060)	(8,060)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	51,069	May 2023	GSI	—	(4,428)	(4,428)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	252,897	May 2023	GSI	—	—	—
Receive	Wolverine World Wide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,149	May 2023	GSI	—	—	—
Receive	8x8, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	482,923	May 2020	JPM	—	24,880	24,880
Receive	8x8, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,044	May 2020	JPM	—	414	414
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	353,635	May 2020	JPM	—	126,405	126,405
Receive	Accton Technology Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	563,721	May 2020	JPM	—	145,429	145,429
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	59

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Accton Technology Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	319,639	May 2020	JPM	$(3)	$82,343	$82,340
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	275,616	May 2020	JPM	—	28,084	28,084
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	466,076	May 2020	JPM	—	47,491	47,491
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	74,972	May 2020	JPM	—	22,813	22,813
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	227,007	May 2020	JPM	—	9,241	9,241
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	615,608	May 2020	JPM	—	25,059	25,059
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,123	May 2020	JPM	—	2,608	2,608
Receive	Alibaba Group Holding, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	545,738	May 2020	JPM	—	16,958	16,958
Receive	Alibaba Group Holding, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	624,122	May 2020	JPM	—	19,394	19,394
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	98,068	May 2020	JPM	—	(2,295)	(2,295)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	789,914	May 2020	JPM	—	137,316	137,316
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,965,279	May 2020	JPM	—	270,433	270,433
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	2,097,288	May 2020	JPM	—	284,560	284,560
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,144,999	May 2020	JPM	—	986,111	986,111
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	113,179	May 2020	JPM	—	(171)	(171)
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	723,311	May 2020	JPM	—	(1,093)	(1,093)
60	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	38,994	May 2020	JPM	—	$7,055	$7,055
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	379,110	May 2020	JPM	—	6,064	6,064
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	189,085	May 2020	JPM	—	3,024	3,024
Receive	Amgen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,627,400	May 2020	JPM	—	341,687	341,687
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	15,700	May 2020	JPM	—	2,438	2,438
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	39,498	May 2020	JPM	—	6,131	6,131
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	25,249	May 2020	JPM	—	3,920	3,920
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,279,607	May 2020	JPM	—	311,099	311,099
Receive	Apple, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	885,836	May 2020	JPM	—	105,217	105,217
Receive	Apple, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	265,620	May 2020	JPM	—	31,550	31,550
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,392	May 2020	JPM	—	1,022	1,022
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	148,702	May 2020	JPM	—	13,189	13,189
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	369,415	May 2020	JPM	—	32,766	32,766
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	482,082	May 2020	JPM	—	42,759	42,759
Receive	ASM International NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	245,572	May 2020	JPM	—	14,781	14,781
Receive	ASML Holding NV	1-Month USD LIBOR + 0.20%	Monthly	USD	931,603	May 2020	JPM	—	64,035	64,035
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	61

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ASML Holding NV	1-Month USD LIBOR + 0.20%	Monthly	USD	420,523	May 2020	JPM	—	$28,905	$28,905
Receive	ASML Holding NV	1-Month USD LIBOR + 0.20%	Monthly	USD	143,970	May 2020	JPM	—	9,896	9,896
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	93,921	May 2020	JPM	—	22,417	22,417
Receive	Atlassian Corp. PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	1,760,567	May 2020	JPM	—	239,656	239,656
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	79,149	May 2020	JPM	—	17,912	17,912
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	350,850	May 2020	JPM	—	79,398	79,398
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	120,733	May 2020	JPM	—	27,322	27,322
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	59,976	May 2020	JPM	—	13,573	13,573
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	180,690	May 2020	JPM	—	40,890	40,890
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,040	May 2020	JPM	—	4,309	4,309
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	72,771	May 2020	JPM	—	16,468	16,468
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	145,485	May 2020	JPM	—	32,923	32,923
Receive	Bandwidth, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	321,339	May 2020	JPM	—	41,822	41,822
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	313,492	May 2020	JPM	—	38,800	38,800
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,331	May 2020	JPM	—	194	194
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	605,551	May 2020	JPM	—	27,094	27,094
62	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	176,827	May 2020	JPM	—	$65,328	$65,328
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	145,366	May 2020	JPM	—	53,705	53,705
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	104,888	May 2020	JPM	—	38,750	38,750
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,590,621	May 2020	JPM	—	98,373	98,373
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	824,547	May 2020	JPM	—	50,995	50,995
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	149,236	May 2020	JPM	—	69,785	69,785
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	215,096	May 2020	JPM	—	100,583	100,583
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	352,880	May 2020	JPM	—	165,012	165,012
Receive	Bravura Solutions, Ltd.	1-Month AUD BBSW + 0.30%	Monthly	AUD	1,409,635	May 2020	JPM	—	294,418	294,418
Receive	Ceridian HCM Holding, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	209,454	May 2020	JPM	—	68,172	68,172
Receive	Charter Communications, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,151,173	May 2020	JPM	—	88,701	88,701
Receive	Charter Communications, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	505,965	May 2020	JPM	—	38,986	38,986
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	19,194	May 2020	JPM	—	622	622
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	17,191	May 2020	JPM	—	569	569
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	13,328	May 2020	JPM	—	441	441
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	63

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	15,820	May 2020	JPM	—	$523	$523
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.90%	Monthly	USD	47,461	May 2020	JPM	—	1,540	1,540
Receive	Corning, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	777,126	May 2020	JPM	—	90,227	90,227
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	251,799	May 2020	JPM	—	(9,477)	(9,477)
Receive	DexCom, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	536,466	May 2020	JPM	—	130,937	130,937
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,234	May 2020	JPM	—	1,153	1,153
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	206,815	May 2020	JPM	—	8,155	8,155
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	173,166	May 2020	JPM	—	42,828	42,828
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,355,185	May 2020	JPM	—	335,168	335,168
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	189,052	May 2020	JPM	—	46,646	46,646
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,516,769	May 2020	JPM	—	357,891	357,891
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	241,703	May 2020	JPM	—	57,174	57,174
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	215,546	May 2020	JPM	—	50,986	50,986
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	659,510	May 2020	JPM	—	47,001	47,001
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,015,407	May 2020	JPM	—	72,615	72,615
64	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	138,080	May 2020	JPM	—	$23,476	$23,476
Receive	Flex, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	368,406	May 2020	JPM	—	40,438	40,438
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	489,100	May 2020	JPM	—	8,733	8,733
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	183,843	May 2020	JPM	—	28,388	28,388
Receive	GlycoMimetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,200	May 2020	JPM	—	7,431	7,431
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	27,057	May 2020	JPM	—	4,865	4,865
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	129,522	May 2020	JPM	—	23,287	23,287
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	518,087	May 2020	JPM	—	93,148	93,148
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,613,844	May 2020	JPM	—	291,107	291,107
Receive	HCA Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,006,734	May 2020	JPM	—	174,763	174,763
Receive	Hill-Rom Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	915,600	May 2020	JPM	—	28,197	28,197
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,012,958	May 2020	JPM	—	336,747	336,747
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	11,827	May 2020	JPM	—	2,081	2,081
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,046,598	May 2020	JPM	—	153,711	153,711
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	256,777	May 2020	JPM	—	37,666	37,666
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	3,495	May 2020	JPM	—	(37)	(37)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	65

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 1.00%	Monthly	USD	53,970	May 2020	JPM	$(2)	$4,527	$4,525
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	256,311	May 2020	JPM	—	26,908	26,908
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	78,111	May 2020	JPM	—	8,154	8,154
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	78,705	May 2020	JPM	—	8,216	8,216
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	78,705	May 2020	JPM	—	8,216	8,216
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	573,210	May 2020	JPM	—	59,840	59,840
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	305,316	May 2020	JPM	—	31,873	31,873
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	250,604	May 2020	JPM	—	10,205	10,205
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	107,321	May 2020	JPM	—	4,370	4,370
Receive	LiveRamp Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	242,750	May 2020	JPM	—	58,435	58,435
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	216,022	May 2020	JPM	—	17,646	17,646
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	148,702	May 2020	JPM	—	12,147	12,147
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	148,553	May 2020	JPM	—	12,134	12,134
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	297,255	May 2020	JPM	—	24,281	24,281
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	334,730	May 2020	JPM	—	27,145	27,145
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,644	May 2020	JPM	—	3,215	3,215
66	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	295,086	May 2020	JPM	—	$23,930	$23,930
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	326,278	May 2020	JPM	—	26,460	26,460
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	296,956	May 2020	JPM	—	24,082	24,082
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	59,343	May 2020	JPM	—	16,102	16,102
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	254,213	May 2020	JPM	—	68,977	68,977
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	306,034	May 2020	JPM	—	37,817	37,817
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	399,883	May 2020	JPM	$(23)	95,188	95,166
Receive	Medtronic PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	826,675	May 2020	JPM	—	35,360	35,360
Receive	Medtronic PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	512,791	May 2020	JPM	—	21,934	21,934
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,808	May 2020	JPM	—	59	59
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	141,705	May 2020	JPM	—	22,989	22,989
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	60,200	May 2020	JPM	—	7,909	7,909
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	4,395	May 2020	JPM	—	851	851
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,046,865	May 2020	JPM	—	321,178	321,178
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	235,445	May 2020	JPM	—	72,175	72,175
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	88,523,200	May 2020	JPM	—	(31,832)	(31,832)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	67

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	103,299,500	May 2020	JPM	—	$35,913	$35,913
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,147,500	May 2020	JPM	—	660,334	660,334
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,388,914	May 2020	JPM	—	290,572	290,572
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	571,284	May 2020	JPM	—	119,517	119,517
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	686,004	May 2020	JPM	—	59,223	59,223
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,370,009	May 2020	JPM	—	148,404	148,404
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,361,125	May 2020	JPM	—	148,107	148,107
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	372,699	May 2020	JPM	—	40,641	40,641
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	372,630	May 2020	JPM	—	40,633	40,633
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	777,306	May 2020	JPM	—	84,761	84,761
Receive	PRA Health Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	384,128	May 2020	JPM	—	84,154	84,154
Receive	QUALCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	505,093	May 2020	JPM	—	54,661	54,661
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,363	May 2020	JPM	—	2,346	2,346
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	104,977	May 2020	JPM	—	21,670	21,670
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,824	May 2020	JPM	—	4,600	4,600
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,816	May 2020	JPM	—	6,598	6,598
68	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Rigel Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	328,717	May 2020	JPM	—	$40,925	$40,925
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	429,318	May 2020	JPM	—	79,266	79,266
Receive	Spotify Technology SA	1-Month USD LIBOR + 0.20%	Monthly	USD	171,405	May 2020	JPM	—	40,540	40,540
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	370,537	May 2020	JPM	—	107,959	107,959
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	206,013	May 2020	JPM	—	54,876	54,876
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	117,916	May 2020	JPM	—	21,950	21,950
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	323,080	May 2020	JPM	—	60,142	60,142
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	178,988	May 2020	JPM	—	33,213	33,213
Receive	SVMK, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	241,201	May 2020	JPM	—	62,091	62,091
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	275,736	May 2020	JPM	—	32,695	32,695
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,332,592	May 2020	JPM	—	234,156	234,156
Receive	T-Mobile US, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	280,912	May 2020	JPM	—	5,414	5,414
Receive	T-Mobile US, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	419,000	May 2020	JPM	—	8,076	8,076
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	38,776	May 2020	JPM	—	5,153	5,153
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,914	May 2020	JPM	—	1,716	1,716
Receive	TransUnion	1-Month USD LIBOR + 0.20%	Monthly	USD	1,919,963	May 2020	JPM	—	420,651	420,651
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	69

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,286	May 2020	JPM	—	$23,783	$23,783
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,824	May 2020	JPM	—	6,336	6,336
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,693,182	May 2020	JPM	—	299,882	299,882
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	648,167	May 2020	JPM	—	114,661	114,661
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	66,733	May 2020	JPM	—	7,175	7,175
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,193,027	May 2020	JPM	—	(36,510)	(36,510)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	306,360	May 2020	JPM	—	(5,178)	(5,178)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,213,952	May 2020	JPM	—	(20,495)	(20,495)
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	53,441	May 2020	JPM	—	1,073	1,073
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	35,964	May 2020	JPM	—	722	722
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	14,386	May 2020	JPM	—	279	279
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	137,348	May 2020	JPM	—	2,747	2,747
70	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Voya Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	584,724	May 2020	JPM	—	$73,421	$73,421
Receive	WaVe Life Sciences, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	111,571	May 2020	JPM	—	3,903	3,903
Receive	WaVe Life Sciences, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	130,669	May 2020	JPM	—	4,507	4,507
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	275,322	May 2020	JPM	—	22,281	22,281
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	213,215	May 2020	JPM	—	15,973	15,973
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	537,694	May 2020	JPM	—	40,281	40,281
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	257,699	May 2020	JPM	—	74,076	74,076
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,287,557	May 2020	JPM	—	659,474	659,474
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,197	May 2020	JPM	—	8,688	8,688
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	120,787	May 2020	JPM	—	34,750	34,750
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	18,752	May 2020	JPM	—	1,602	1,602
Receive	Zscaler, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	590,556	May 2020	JPM	—	35,167	35,167
Receive	Charter Communications, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	388,320	Apr 2021	JPM	—	29,921	29,921
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	328,648	May 2023	JPM	—	33,487	33,487
Receive	Apple, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,582,283	May 2023	JPM	—	—	—
Receive	Credit Suisse Group AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	676,123	May 2023	JPM	—	10,552	10,552
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	71

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	DNB ASA	1-Month NOK NIBOR + 0.20%	Monthly	NOK	4,577,410	May 2023	JPM	—	$7,660	$7,660
Receive	Engie SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	298,721	May 2023	JPM	—	25,119	25,119
Receive	Engie SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	6,382	May 2023	JPM	—	170	170
Receive	Engie SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	484,412	May 2023	JPM	—	—	—
Receive	Essential Properties Realty Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	799,736	May 2023	JPM	—	15,970	15,970
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	245,483	May 2023	JPM	—	55,960	55,960
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	50,585	May 2023	JPM	—	9,664	9,664
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	199,134	May 2023	JPM	—	42,074	42,074
Receive	ICICI Bank, Ltd.	1-Month USD LIBOR + 0.90%	Monthly	USD	1,080,567	May 2023	JPM	—	—	—
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	560,255	May 2023	JPM	—	50,691	50,691
Receive	Independent Bank Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	157,276	May 2023	JPM	—	(7,363)	(7,363)
Receive	Independent Bank Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	114,068	May 2023	JPM	—	—	—
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	873,419	May 2023	JPM	—	18,063	18,063
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	554,766	May 2023	JPM	—	11,473	11,473
Receive	KB Financial Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,059	May 2023	JPM	—	501	501
72	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Lennar Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,164,040	May 2023	JPM	—	$12,835	$12,835
Receive	Livongo Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	995,261	May 2023	JPM	—	(25,716)	(25,716)
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,510,968	May 2023	JPM	—	(40,703)	(40,703)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,158,230	May 2023	JPM	—	69,418	69,418
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,093,778	May 2023	JPM	—	64,563	64,563
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,384,161	May 2023	JPM	—	(117,475)	(117,475)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,111	May 2023	JPM	—	699	699
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	699,982	May 2023	JPM	—	—	—
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	515,213	May 2023	JPM	—	15,664	15,664
Receive	Schlumberger, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	650,896	May 2023	JPM	—	11,950	11,950
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	340,377	May 2023	JPM	—	(1,217)	(1,217)
Receive	Tenaris SA, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	238,822	May 2023	JPM	—	16,406	16,406
Receive	Tenaris SA, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	427,509	May 2023	JPM	—	28,663	28,663
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	309,169	May 2023	JPM	—	4,629	4,629
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	923,918	May 2023	JPM	—	16,324	16,324
Receive	Varian Medical Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,556,500	May 2023	JPM	—	64,726	64,726
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	73

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Wolverine World Wide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,087,123	May 2023	JPM	—	$28,334	$28,334
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.50%	Monthly	USD	1,873,910	May 2020	MSI	—	28,817	28,817
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.50%	Monthly	USD	776,899	May 2020	MSI	—	124,352	124,352
Receive	Aerie Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	460,838	May 2020	MSI	—	(6,375)	(6,375)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,473	May 2020	MSI	—	1,095	1,095
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,261	May 2020	MSI	—	505	505
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	20,168	May 2020	MSI	—	1,930	1,930
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	219,528	May 2020	MSI	—	18,435	18,435
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	220,766	May 2020	MSI	—	18,287	18,287
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	524,880	May 2020	MSI	—	43,479	43,479
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	665,860	May 2020	MSI	—	45,142	45,142
Receive	American Tower Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,070,394	May 2020	MSI	—	(37,867)	(37,867)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	27,802	May 2020	MSI	—	3,423	3,423
Receive	ARC Resources, Ltd.	1-Month CAD CDOR + 0.20%	Monthly	CAD	971,806	May 2020	MSI	—	154,930	154,930
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	25,849	May 2020	MSI	—	952	952
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,840	May 2020	MSI	—	442	442
74	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	45,708	May 2020	MSI	—	$1,695	$1,695
Receive	ASM International NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	295,146	May 2020	MSI	—	30,245	30,245
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	325,173	May 2020	MSI	—	(1,310)	(1,310)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1,203,674	May 2020	MSI	—	(4,430)	(4,430)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	2,099,195	May 2020	MSI	—	(7,725)	(7,725)
Receive	ASML Holding NV	1-Month USD LIBOR + 0.20%	Monthly	USD	771,480	May 2020	MSI	—	19,312	19,312
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,101,212	May 2020	MSI	—	74,058	74,058
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	479,745	May 2020	MSI	—	67,539	67,539
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	104,097	May 2020	MSI	—	14,655	14,655
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	1,511,273	May 2020	MSI	—	212,756	212,756
Receive	AXA SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	150,265	May 2020	MSI	—	14,059	14,059
Receive	AXA SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	65,672	May 2020	MSI	—	6,144	6,144
Receive	Banc of California, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	582,488	May 2020	MSI	—	131,251	131,251
Receive	Barrick Gold Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,260,058	May 2020	MSI	—	68,225	68,225
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	496,687	May 2020	MSI	—	149,931	149,931
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	115,277	May 2020	MSI	—	34,798	34,798
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	75

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	38,742	May 2020	MSI	—	$11,696	$11,696
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	177,804	May 2020	MSI	—	53,679	53,679
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	225,972	May 2020	MSI	—	80,332	80,332
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	34,401	May 2020	MSI	—	12,229	12,229
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	194,833	May 2020	MSI	—	69,262	69,262
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	232,042	May 2020	MSI	—	82,489	82,489
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	230,312	May 2020	MSI	—	81,874	81,874
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	213,012	May 2020	MSI	—	75,725	75,725
Receive	Bio-Techne Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	243,803	May 2020	MSI	—	28,177	28,177
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	808,499	May 2020	MSI	—	(70,188)	(70,188)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	450,310	May 2020	MSI	—	(38,864)	(38,864)
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	479,840	May 2020	MSI	—	11,236	11,236
Receive	Charter Communications, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	457,111	May 2020	MSI	—	(1,589)	(1,589)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	131,891	May 2020	MSI	—	9,787	9,787
Receive	China National Accord Medicines Corp. Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	65,500	May 2020	MSI	—	(4,174)	(4,174)
76	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	China National Accord Medicines Corp. Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	43,118	May 2020	MSI	—	$(2,760)	$(2,760)
Receive	China Tower Corp., Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	4,969,260	May 2020	MSI	—	10,753	10,753
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.75%	Monthly	USD	47,973	May 2020	MSI	—	515	515
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.75%	Monthly	USD	77,991	May 2020	MSI	—	838	838
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.75%	Monthly	USD	21,422	May 2020	MSI	—	230	230
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 0.75%	Monthly	USD	28,862	May 2020	MSI	—	310	310
Receive	Citizens Financial Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	226,620	May 2020	MSI	—	50,950	50,950
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	47,451	May 2020	MSI	—	449	449
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	22,807	May 2020	MSI	—	(1,477)	(1,477)
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	240,432	May 2020	MSI	—	(15,567)	(15,567)
Receive	Direct Line Insurance Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	1,336,373	May 2020	MSI	—	77,849	77,849
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	21,369,600	May 2020	MSI	—	(8,537)	(8,537)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	6,479,250	May 2020	MSI	—	(2,588)	(2,588)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	1,645,650	May 2020	MSI	—	(657)	(657)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	5,588,850	May 2020	MSI	—	(2,233)	(2,233)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	77

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	4,141,950	May 2020	MSI	—	$(1,655)	$(1,655)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	2,456,550	May 2020	MSI	—	(981)	(981)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	3,315,150	May 2020	MSI	—	(1,324)	(1,324)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	3,871,650	May 2020	MSI	—	(1,547)	(1,547)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	3,315,150	May 2020	MSI	—	(1,324)	(1,324)
Receive	EPAM Systems, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	699,104	May 2020	MSI	—	47,667	47,667
Receive	Equifax, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	119,165	May 2020	MSI	—	14,191	14,191
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	408,045	May 2020	MSI	$(1)	44,018	44,017
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	107,271	May 2020	MSI	—	11,571	11,571
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	160,780	May 2020	MSI	—	17,343	17,343
Receive	Erste Group Bank AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	27,805	May 2020	MSI	—	5,920	5,920
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	69,524	May 2020	MSI	—	11,616	11,616
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	75,100	May 2020	MSI	—	7,464	7,464
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,901,410	May 2020	MSI	—	543,162	543,162
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	174,886	May 2020	MSI	—	24,351	24,351
78	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	626,797	May 2020	MSI	—	$87,658	$87,658
Receive	Flex, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	90,753	May 2020	MSI	—	19,694	19,694
Receive	Flex, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	30,566	May 2020	MSI	—	6,633	6,633
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	71,159	May 2020	MSI	—	3,218	3,218
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	65,862	May 2020	MSI	—	2,979	2,979
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,118	May 2020	MSI	—	910	910
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	16,249	May 2020	MSI	—	(477)	(477)
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	802,378	May 2020	MSI	—	(23,735)	(23,735)
Receive	Gilead Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,897,659	May 2020	MSI	—	388,436	388,436
Receive	Globalwafers Company, Ltd.	1-Month USD LIBOR + 0.55%	Monthly	USD	252,350	May 2020	MSI	—	6,159	6,159
Receive	Growthpoint Properties, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	4,576,528	May 2020	MSI	—	7,067	7,067
Receive	Growthpoint Properties, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	2,649,002	May 2020	MSI	—	4,090	4,090
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	167,757	May 2020	MSI	—	11,401	11,401
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	411,449	May 2020	MSI	—	27,962	27,962
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	411,449	May 2020	MSI	—	27,962	27,962
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	70,076	May 2020	MSI	—	4,753	4,753
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	79

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	220,334	May 2020	MSI	—	$14,975	$14,975
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	11,546	May 2020	MSI	—	1,021	1,021
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	10,188	May 2020	MSI	—	1,710	1,710
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.75%	Monthly	USD	4,653	May 2020	MSI	—	785	785
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	17,838	May 2020	MSI	—	3,005	3,005
Receive	ICON PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	890,766	May 2020	MSI	—	43,618	43,618
Receive	Insulet Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	667,215	May 2020	MSI	—	42,921	42,921
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 0.70%	Monthly	USD	275,373	May 2020	MSI	$2,627	(2,765)	(139)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	68,589	May 2020	MSI	—	5,263	5,263
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	69,925	May 2020	MSI	—	5,365	5,365
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	161,710	May 2020	MSI	—	12,409	12,409
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	92,788	May 2020	MSI	—	7,120	7,120
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	84,177	May 2020	MSI	—	6,459	6,459
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	45,726	May 2020	MSI	—	3,509	3,509
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	74,230	May 2020	MSI	—	5,696	5,696
80	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	111,345	May 2020	MSI	—	$8,544	$8,544
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	148,460	May 2020	MSI	—	11,391	11,391
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	37,115	May 2020	MSI	—	2,848	2,848
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	74,230	May 2020	MSI	—	5,696	5,696
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	259,805	May 2020	MSI	—	19,935	19,935
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	284,156	May 2020	MSI	—	19,750	19,750
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	643,778	May 2020	MSI	—	44,073	44,073
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	329,955	May 2020	MSI	—	22,469	22,469
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	279,799	May 2020	MSI	—	19,124	19,124
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	59,092	May 2020	MSI	—	(621)	(621)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	138,384	May 2020	MSI	—	(1,453)	(1,453)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	86,103	May 2020	MSI	—	(904)	(904)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	35,457	May 2020	MSI	—	(372)	(372)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	50,648	May 2020	MSI	—	(532)	(532)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	413,638	May 2020	MSI	—	(4,344)	(4,344)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	38,831	May 2020	MSI	—	(408)	(408)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	81

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	81,040	May 2020	MSI	—	$(851)	$(851)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	70,909	May 2020	MSI	—	(745)	(745)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	130,001	May 2020	MSI	—	(1,365)	(1,365)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	202,597	May 2020	MSI	—	(2,128)	(2,128)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	211,039	May 2020	MSI	—	(2,216)	(2,216)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	218,637	May 2020	MSI	—	(2,296)	(2,296)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	168,830	May 2020	MSI	—	(1,773)	(1,773)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	211,041	May 2020	MSI	—	(2,216)	(2,216)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	337,664	May 2020	MSI	—	(3,546)	(3,546)
Receive	LiveRamp Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	149,723	May 2020	MSI	—	25,915	25,915
Receive	LiveRamp Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	279,779	May 2020	MSI	—	48,420	48,420
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	858,652	May 2020	MSI	—	114,181	114,181
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,825	May 2020	MSI	—	5,820	5,820
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	142,098	May 2020	MSI	—	9,184	9,184
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	488,136	May 2020	MSI	—	31,549	31,549
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	624,072	May 2020	MSI	—	40,266	40,266
82	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	355,571	May 2020	MSI	—	$22,985	$22,985
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	145,543	May 2020	MSI	—	9,409	9,409
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	127,083	May 2020	MSI	—	8,230	8,230
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	141,242	May 2020	MSI	—	9,147	9,147
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	296,468	May 2020	MSI	—	19,199	19,199
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	138,124	May 2020	MSI	—	8,912	8,912
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	222,502	May 2020	MSI	—	14,376	14,376
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	191,744	May 2020	MSI	—	12,389	12,389
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,972,665	May 2020	MSI	—	127,534	127,534
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	2,089,005	May 2020	MSI	—	144,961	144,961
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	497,604	May 2020	MSI	—	93,875	93,875
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	79,820	May 2020	MSI	—	15,060	15,060
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	89,748	May 2020	MSI	—	16,998	16,998
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	257,547	May 2020	MSI	—	7,084	7,084
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	50,303	May 2020	MSI	—	1,117	1,117
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	742,207	May 2020	MSI	—	16,492	16,492
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	83

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	48,883	May 2020	MSI	—	$9,282	$9,282
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	22,406	May 2020	MSI	—	4,266	4,266
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	83,316	May 2020	MSI	—	15,843	15,843
Receive	Mylan NV	1-Month USD LIBOR + 0.25%	Monthly	USD	19,480	May 2020	MSI	—	1,601	1,601
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,161	May 2020	MSI	—	1,633	1,633
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	118,637	May 2020	MSI	—	(3,118)	(3,118)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,073,703	May 2020	MSI	—	(18,611)	(18,611)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	984,086	May 2020	MSI	—	(17,091)	(17,091)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	337,133	May 2020	MSI	—	(5,775)	(5,775)
Receive	Niu Technologies, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	39,745	May 2020	MSI	—	10,461	10,461
Receive	Niu Technologies, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	69,556	May 2020	MSI	—	18,297	18,297
Receive	Niu Technologies, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	86,676	May 2020	MSI	—	22,801	22,801
Receive	Niu Technologies, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	146,611	May 2020	MSI	—	38,558	38,558
Receive	Niu Technologies, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	57,962	May 2020	MSI	—	15,248	15,248
Receive	Niu Technologies, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	116,700	May 2020	MSI	—	30,738	30,738
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	21,788	May 2020	MSI	—	11	11
84	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	1,718,809	May 2020	MSI	—	$866	$866
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	721,662	May 2020	MSI	—	107,972	107,972
Receive	OneMain Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	583,115	May 2020	MSI	—	264,358	264,358
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	35,438,051	May 2020	MSI	—	8,255	8,255
Receive	Peloton Interactive, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,175,308	May 2020	MSI	—	(137,112)	(137,112)
Receive	Planet Fitness, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	864,916	May 2020	MSI	—	137,416	137,416
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	23,088	May 2020	MSI	—	604	604
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,811	May 2020	MSI	—	74	74
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,357	May 2020	MSI	—	36	36
Receive	PRA Health Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	407,904	May 2020	MSI	—	60,184	60,184
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	274,057	May 2020	MSI	—	(1,335)	(1,335)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	40,547	May 2020	MSI	—	(196)	(196)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	7,060	May 2020	MSI	—	(31)	(31)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.25%	Monthly	USD	26,855	May 2020	MSI	—	(123)	(123)
Receive	Prudential PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	370,555	May 2020	MSI	—	95,461	95,461
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	468,490	May 2020	MSI	—	37,827	37,827
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	85

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	94,959	May 2020	MSI	—	$18,993	$18,993
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	109,025	May 2020	MSI	—	21,821	21,821
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	58,156	May 2020	MSI	—	11,632	11,632
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	36,359	May 2020	MSI	—	7,272	7,272
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	81,325	May 2020	MSI	—	16,266	16,266
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	19,486	May 2020	MSI	—	3,897	3,897
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,920	May 2020	MSI	—	1,789	1,789
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	33,682	May 2020	MSI	—	6,746	6,746
Receive	Realtek Semiconductor Corp.	1-Month USD LIBOR + 0.55%	Monthly	USD	523,868	May 2020	MSI	—	81,843	81,843
Receive	Realtek Semiconductor Corp.	1-Month USD LIBOR + 0.55%	Monthly	USD	291,869	May 2020	MSI	—	45,354	45,354
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	28,253	May 2020	MSI	—	7,040	7,040
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	12,950	May 2020	MSI	—	3,234	3,234
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	47,952	May 2020	MSI	—	11,962	11,962
Receive	salesforce.com, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,303,324	May 2020	MSI	—	90,375	90,375
Receive	Sberbank of Russia	1-Month USD LIBOR + 1.50%	Monthly	USD	200,927	May 2020	MSI	—	14,418	14,418
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,305,863	May 2020	MSI	—	221,722	221,722
86	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	653,459	May 2020	MSI	—	$63,002	$63,002
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	653,209	May 2020	MSI	—	62,978	62,978
Receive	SLM Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,905	May 2020	MSI	—	24,220	24,220
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	710,909	May 2020	MSI	—	55,523	55,523
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	1,051,224	May 2020	MSI	—	79,252	79,252
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	287,188	May 2020	MSI	—	21,288	21,288
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	357,723	May 2020	MSI	—	21,499	21,499
Receive	SS&C Technologies Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	639,316	May 2020	MSI	—	75,903	75,903
Receive	SS&C Technologies Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	73,571	May 2020	MSI	—	8,649	8,649
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.25%	Monthly	USD	175,874	May 2020	MSI	—	41,612	41,612
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.25%	Monthly	USD	242,745	May 2020	MSI	—	57,434	57,434
Receive	SVB Financial Group	1-Month USD LIBOR + 0.20%	Monthly	USD	500,402	May 2020	MSI	—	96,154	96,154
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	132,780	May 2020	MSI	—	35,915	35,915
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,273	May 2020	MSI	—	4,940	4,940
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.30%	Monthly	USD	35,519	May 2020	MSI	—	5,030	5,030
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.30%	Monthly	USD	107,385	May 2020	MSI	—	15,223	15,223
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	87

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.30%	Monthly	USD	197,819	May 2020	MSI	—	$28,043	$28,043
Receive	Tecan Group AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	53,618	May 2020	MSI	—	4,022	4,022
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	33,435	May 2020	MSI	—	427	427
Receive	Tencent Holdings, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	16,866,500	May 2020	MSI	—	119,501	119,501
Receive	Tencent Music Entertainment Group, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	875,930	May 2020	MSI	—	45,842	45,842
Receive	T-Mobile US, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,212,821	May 2020	MSI	—	(11,750)	(11,750)
Receive	T-Mobile US, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	287,401	May 2020	MSI	—	(2,715)	(2,715)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	35,274	May 2020	MSI	—	2,680	2,680
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	304,406	May 2020	MSI	—	23,167	23,167
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	68,029	May 2020	MSI	—	5,168	5,168
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	116,572	May 2020	MSI	—	8,855	8,855
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,609	May 2020	MSI	—	1,034	1,034
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,414	May 2020	MSI	—	1,551	1,551
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,005	May 2020	MSI	—	2,583	2,583
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,219	May 2020	MSI	—	2,068	2,068
Receive	Tricida, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	188,353	May 2020	MSI	—	27,432	27,432
88	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Tricida, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	339,748	May 2020	MSI	—	$49,481	$49,481
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	444,641	May 2020	MSI	—	9,751	9,751
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	727,205	May 2020	MSI	—	16,101	16,101
Receive	Uber Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	267,549	May 2020	MSI	—	27,527	27,527
Receive	UBS Group AG	1-Month USD LIBOR + 0.20%	Monthly	USD	130,641	May 2020	MSI	—	18,747	18,747
Receive	UCB SA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	21,200	May 2020	MSI	—	1,027	1,027
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	59,198	May 2020	MSI	—	12,830	12,830
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	594,611	May 2020	MSI	—	129,204	129,204
Receive	VeriSign, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,189,943	May 2020	MSI	—	86,100	86,100
Receive	Visa, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,657,261	May 2020	MSI	—	276,036	276,036
Receive	WaVe Life Sciences, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,259	May 2020	MSI	—	5,451	5,451
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	303,066	May 2020	MSI	—	63,226	63,226
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	107,992	May 2020	MSI	—	22,530	22,530
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	116,238	May 2020	MSI	—	24,247	24,247
Receive	WEX, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	41,647	May 2020	MSI	—	8,977	8,977
Receive	WEX, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	75,574	May 2020	MSI	—	16,291	16,291
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	89

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	WEX, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	83,186	May 2020	MSI	—	$17,945	$17,945
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,874	May 2020	MSI	—	2,345	2,345
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	15,818	May 2020	MSI	—	1,732	1,732
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	26,847	May 2020	MSI	—	2,944	2,944
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,765	May 2020	MSI	—	1,286	1,286
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	430,459	May 2020	MSI	—	37,787	37,787
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	765,995	May 2020	MSI	—	67,229	67,229
Receive	Zions Bancorp NA	1-Month USD LIBOR + 0.20%	Monthly	USD	314,160	May 2020	MSI	—	40,005	40,005
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	344,842	May 2023	MSI	—	(16,432)	(16,432)
Receive	ANTA Sports Products, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	10,040,800	May 2023	MSI	—	79,927	79,927
Receive	ANTA Sports Products, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	2,654,538	May 2023	MSI	—	3,532	3,532
Receive	Archer-Daniels-Midland Company	1-Month USD LIBOR + 0.20%	Monthly	USD	642,724	May 2023	MSI	—	29,616	29,616
Receive	ASML Holding NV	1-Month USD LIBOR + 0.20%	Monthly	USD	368,932	May 2023	MSI	—	9,575	9,575
Receive	Comcast Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,124,053	May 2023	MSI	—	20,973	20,973
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	228,583	May 2023	MSI	—	(14,675)	(14,675)
Receive	EOG Resources, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	657,856	May 2023	MSI	—	34,734	34,734
90	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,210,475	May 2023	MSI	—	$189,294	$189,294
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	434,254	May 2023	MSI	—	60,054	60,054
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	344,985	May 2023	MSI	—	47,709	47,709
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	193,708	May 2023	MSI	—	13,581	13,581
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,439,671	May 2023	MSI	—	50,439	50,439
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	642,942	May 2023	MSI	—	115,005	115,005
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	642,801	May 2023	MSI	—	114,980	114,980
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	647,437	May 2023	MSI	—	(391)	(391)
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 0.70%	Monthly	USD	667,752	May 2023	MSI	—	3,016	3,016
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	73,658	May 2023	MSI	—	(774)	(774)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	92,857	May 2023	MSI	—	(975)	(975)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	6,754	May 2023	MSI	—	(71)	(71)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	32,078	May 2023	MSI	—	(337)	(337)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	72,598	May 2023	MSI	—	(762)	(762)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	217,795	May 2023	MSI	—	(2,287)	(2,287)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	71,033	May 2023	MSI	—	(747)	(747)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	91

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	78,033	May 2023	MSI	—	$(819)	$(819)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	56,286	May 2023	MSI	—	3,535	3,535
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,039	May 2023	MSI	—	5,154	5,154
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	78,493	May 2023	MSI	—	4,931	4,931
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	115,388	May 2023	MSI	—	7,249	7,249
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	234,783	May 2023	MSI	—	10,548	10,548
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	450,185	May 2023	MSI	—	13,602	13,602
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	323,664	May 2023	MSI	—	10,058	10,058
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	722,944	May 2023	MSI	—	137,143	137,143
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	263,305	May 2023	MSI	—	(4,366)	(4,366)
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	323,161	May 2023	MSI	—	9,646	9,646
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	659,330	May 2023	MSI	—	43,565	43,565
Receive	Sberbank of Russia	1-Month USD LIBOR + 1.50%	Monthly	USD	147,139	May 2023	MSI	—	9,659	9,659
Receive	Taiyo Yuden Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	58,490,749	May 2023	MSI	—	11,184	11,184
								$2,515	$(12,113,497)	$(12,110,982)
(a)The MS Growth vs Value Index is a custom index that represents an equal notional pair trade of going long on the Morgan Stanley US Growth Long Basket and short on the Morgan Stanley US Value Long Basket. Performance reflects each side rebalanced back to equal notional at the close of each trading day. Details and components of the Morgan Stanley US Growth Long Basket and Morgan Stanley US Value Long Basket are publicly available.
92	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
ADR	American Depositary Receipt
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
HUS	HSBC Bank USA, N.A.
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
NWM	NatWest Markets PLC
OTC	Over-the-counter
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $647,742,600. Net unrealized appreciation aggregated to $13,202,794, of which $59,658,499 related to gross unrealized appreciation and $46,455,705 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	93

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $642,789,256)	$675,505,950
Swap contracts, at value (net unamortized upfront payment of $(29))	27,874,844
Unrealized appreciation on forward foreign currency contracts	478,107
Cash	22,524,174
Foreign currency, at value (Cost $620,871)	664,941
Collateral segregated at custodian for OTC derivative contracts	10,106,000
Dividends and interest receivable	949,588
Receivable for fund shares sold	3,116,253
Receivable for investments sold	19,649,916
Other assets	69,081
Total assets	760,938,854
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,017,872
Written options, at value (Premiums received $1,992,819)	1,505,496
Swap contracts, at value (net unamortized upfront payment of $2,544)	39,985,826
Payable for futures variation margin	27,257
Payable for collateral on OTC derivatives	3,103,000
Payable for investments purchased	38,348,694
Payable for fund shares repurchased	1,214,394
Payable to affiliates
Accounting and legal services fees	39,443
Transfer agent fees	54,715
Trustees' fees	1,310
Other liabilities and accrued expenses	184,694
Total liabilities	85,482,701
Net assets	$675,456,153
Net assets consist of
Paid-in capital	$651,356,675
Total distributable earnings (loss)	24,099,478
Net assets	$675,456,153

94	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($10,437,752 ÷ 959,239 shares)[1]	$10.88
Class C ($4,772,436 ÷ 454,377 shares)[1]	$10.50
Class I ($517,084,025 ÷ 46,617,538 shares)	$11.09
Class R6 ($23,666,676 ÷ 2,115,353 shares)	$11.19
Class NAV ($119,495,264 ÷ 10,679,803 shares)	$11.19
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.45

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	95

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Interest	$2,540,501
Dividends	2,516,523
Less foreign taxes withheld	(71,278)
Total investment income	4,985,746
Expenses
Investment management fees	5,391,492
Distribution and service fees	45,450
Accounting and legal services fees	68,252
Transfer agent fees	360,357
Trustees' fees	6,606
Custodian fees	129,103
State registration fees	36,473
Printing and postage	30,731
Professional fees	62,194
Other	50,362
Total expenses	6,181,020
Less expense reductions	(26,310)
Net expenses	6,154,710
Net investment loss	(1,168,964)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	18,119,287
Futures contracts	1,158,516
Forward foreign currency contracts	674,326
Written options	(1,465,030)
Swap contracts	230,120
18,717,219
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(11,057,698)
Futures contracts	(404,313)
Forward foreign currency contracts	(671,721)
Written options	(66,743)
Swap contracts	(8,135,295)
(20,335,770)
Net realized and unrealized loss	(1,618,551)
Decrease in net assets from operations	$(2,787,515)
96	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,168,964)	$111,891
Net realized gain	18,717,219	7,191,577
Change in net unrealized appreciation (depreciation)	(20,335,770)	35,856,213
Increase (decrease) in net assets resulting from operations	(2,787,515)	43,159,681
Distributions to shareholders
From earnings
Class A	(93,501)	(537,753)
Class C	(8,454)	(257,811)
Class I	(6,373,467)	(17,006,375)
Class R6	(323,613)	(868,772)
Class NAV	(1,626,261)	(4,069,796)
Total distributions	(8,425,296)	(22,740,507)
From fund share transactions	(55,430,474)	(33,287,756)
Total decrease	(66,643,285)	(12,868,582)
Net assets
Beginning of period	742,099,438	754,968,020
End of period	$675,456,153	$742,099,438
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	97

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$11.02	$10.73	$11.82	$10.45	$10.81	$10.10
Net investment loss[2]	(0.04)	(0.03)	(0.07)	(0.22)	(0.28)	(0.24)
Net realized and unrealized gain (loss) on investments	— [3]	0.67	(0.11)	1.60	(0.03)	0.95
Total from investment operations	(0.04)	0.64	(0.18)	1.38	(0.31)	0.71
Less distributions
From net investment income	(0.10)	—	—	—	—	—
From net realized gain	—	(0.35)	(0.91)	(0.01)	(0.05)	—
Total distributions	(0.10)	(0.35)	(0.91)	(0.01)	(0.05)	—
Net asset value, end of period	$10.88	$11.02	$10.73	$11.82	$10.45	$10.81
Total return (%)[4,5]	(0.44) [6]	6.09	(1.57)	13.16	(2.94)	7.13
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$11	$19	$22	$22	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00 [7]	1.98	2.00 [8]	3.86 [9]	4.22 [9]	3.43 [9]
Expenses including reductions	1.99 [7]	1.97	1.99 [8]	3.85 [9]	4.21 [9]	3.28 [9]
Net investment loss	(0.63) [7]	(0.25)	(0.61)	(1.99)	(2.71)	(2.31)
Portfolio turnover (%)	106	170	169	485	403	396

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[9]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16 and 10-31-15, which were equivalent to a net annual effective rate of 1.84%, 2.16% and 1.34%%, respectively, of the fund’s average daily net assets.
98	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$10.61	$10.42	$11.57	$10.30	$10.74	$10.10
Net investment loss[2]	(0.07)	(0.10)	(0.15)	(0.29)	(0.35)	(0.32)
Net realized and unrealized gain (loss) on investments	(0.02)	0.64	(0.09)	1.57	(0.04)	0.96
Total from investment operations	(0.09)	0.54	(0.24)	1.28	(0.39)	0.64
Less distributions
From net investment income	(0.02)	—	—	—	—	—
From net realized gain	—	(0.35)	(0.91)	(0.01)	(0.05)	—
Total distributions	(0.02)	(0.35)	(0.91)	(0.01)	(0.05)	—
Net asset value, end of period	$10.50	$10.61	$10.42	$11.57	$10.30	$10.74
Total return (%)[3,4]	(0.90) [5]	5.39	(2.26)	12.38	(3.61)	6.34
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$6	$10	$12	$16	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	2.70 [6]	2.68	2.70 [7]	4.56 [8]	4.93 [8]	4.34 [8]
Expenses including reductions	2.69 [6]	2.67	2.69 [7]	4.55 [8]	4.92 [8]	4.00 [8]
Net investment loss	(1.33) [6]	(0.99)	(1.33)	(2.66)	(3.42)	(3.04)
Portfolio turnover (%)	106	170	169	485	403	396

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[8]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16 and 10-31-15, which were equivalent to a net annual effective rate of 1.84%, 2.16% and 1.34%%, respectively, of the fund’s average daily net assets.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	99

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$11.24	$10.92	$11.97	$10.55	$10.89	$10.13
Net investment income (loss)[2]	(0.02)	— [3]	(0.04)	(0.19)	(0.25)	(0.21)
Net realized and unrealized gain (loss) on investments	— [3]	0.67	(0.10)	1.62	(0.04)	0.97
Total from investment operations	(0.02)	0.67	(0.14)	1.43	(0.29)	0.76
Less distributions
From net investment income	(0.13)	—	—	—	—	—
From net realized gain	—	(0.35)	(0.91)	(0.01)	(0.05)	—
Total distributions	(0.13)	(0.35)	(0.91)	(0.01)	(0.05)	—
Net asset value, end of period	$11.09	$11.24	$10.92	$11.97	$10.55	$10.89
Total return (%)[4]	(0.27) [5]	6.36	(1.28)	13.51	(2.64)	7.50
Ratios and supplemental data
Net assets, end of period (in millions)	$517	$565	$566	$454	$422	$502
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70 [6]	1.69	1.71 [7]	3.54 [8]	3.87 [8]	3.00 [8]
Expenses including reductions	1.69 [6]	1.68	1.70 [7]	3.54 [8]	3.87 [8]	2.99 [8]
Net investment income (loss)	(0.34) [6]	— [9]	(0.36)	(1.65)	(2.40)	(2.04)
Portfolio turnover (%)	106	170	169	485	403	396

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[8]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16 and 10-31-15, which were equivalent to a net annual effective rate of 1.84%, 2.16% and 1.34%%, respectively, of the fund’s average daily net assets.
[9]	Less than 0.005%.
100	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$11.34	$11.00	$12.04	$10.60	$10.93	$10.16
Net investment income (loss)[2]	(0.01)	0.01	(0.03)	(0.19)	(0.24)	(0.22)
Net realized and unrealized gain (loss) on investments	— [3]	0.68	(0.10)	1.64	(0.04)	0.99
Total from investment operations	(0.01)	0.69	(0.13)	1.45	(0.28)	0.77
Less distributions
From net investment income	(0.14)	—	—	—	—	—
From net realized gain	—	(0.35)	(0.91)	(0.01)	(0.05)	—
Total distributions	(0.14)	(0.35)	(0.91)	(0.01)	(0.05)	—
Net asset value, end of period	$11.19	$11.34	$11.00	$12.04	$10.60	$10.93
Total return (%)[4]	(0.16) [5]	6.50	(1.19)	13.64	(2.54)	7.58
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$27	$30	$9	$5	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58 [7]	1.58	1.60 [8]	3.45 [9]	4.04 [9]	5.99 [9]
Expenses including reductions	1.58 [7]	1.57	1.60 [8]	3.44 [9]	4.01 [9]	3.03 [9]
Net investment income (loss)	(0.22) [7]	0.12	(0.23)	(1.57)	(2.34)	(2.05)
Portfolio turnover (%)	106	170	169	485	403	396

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[9]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16 and 10-31-15, which were equivalent to a net annual effective rate of 1.84%, 2.16% and 1.34%%, respectively, of the fund’s average daily net assets.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	101

CLASS NAV SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$11.35	$11.00	$12.04	$10.60	$10.93	$10.16
Net investment income (loss)[2]	(0.01)	0.01	(0.03)	(0.17)	(0.24)	(0.20)
Net realized and unrealized gain (loss) on investments	(0.01)	0.69	(0.10)	1.62	(0.04)	0.97
Total from investment operations	(0.02)	0.70	(0.13)	1.45	(0.28)	0.77
Less distributions
From net investment income	(0.14)	—	—	—	—	—
From net realized gain	—	(0.35)	(0.91)	(0.01)	(0.05)	—
Total distributions	(0.14)	(0.35)	(0.91)	(0.01)	(0.05)	—
Net asset value, end of period	$11.19	$11.35	$11.00	$12.04	$10.60	$10.93
Total return (%)[3]	(0.23) [4]	6.59	(1.19)	13.64	(2.54)	7.58
Ratios and supplemental data
Net assets, end of period (in millions)	$119	$134	$130	$152	$185	$230
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57 [5]	1.56	1.59 [6]	3.44 [7]	3.78 [7]	2.99 [7]
Expenses including reductions	1.56 [5]	1.55	1.58 [6]	3.43 [7]	3.77 [7]	2.99 [7]
Net investment income (loss)	(0.19) [5]	0.13	(0.23)	(1.54)	(2.30)	(1.82)
Portfolio turnover (%)	106	170	169	485	403	396

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[7]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16 and 10-31-15, which were equivalent to a net annual effective rate of 1.84%, 2.16% and 1.34%%, respectively, of the fund’s average daily net assets.
102	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Seaport Long/Short Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	103

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$21,025,741	$10,491,140	$10,534,601	—
Consumer discretionary	29,796,411	21,010,721	8,785,690	—
Consumer staples	763,977	751,830	12,147	—
Energy	11,355,456	10,198,353	1,157,103	—
Financials	82,394,764	51,050,616	31,344,148	—
Health care	113,790,302	79,769,894	34,008,008	$12,400
Industrials	40,384,136	20,376,581	20,007,555	—
Information technology	82,204,177	65,691,015	16,513,162	—
Materials	3,088,053	2,491,856	596,197	—
Real estate	9,116,801	2,667,251	6,449,550	—
Utilities	11,916,963	2,418,621	9,498,342	—
104	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities	$54,485	$54,485	—	—
Corporate bonds	25,516,769	—	$25,516,769	—
Purchased options	4,950,019	3,284,073	1,665,946	—
Short-term investments	239,147,896	157,853,663	81,294,233	—
Total investments in securities	$675,505,950	$428,110,099	$247,383,451	$12,400
Derivatives:
Assets
Forward foreign currency contracts	$478,107	—	$478,107	—
Swap contracts	27,874,844	—	27,874,844	—
Liabilities
Futures	(404,313)	$(404,313)	—	—
Forward foreign currency contracts	(1,017,872)	—	(1,017,872)	—
Written options	(1,505,496)	(1,175,498)	(329,998)	—
Swap contracts	(39,985,826)	—	(39,985,826)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are
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accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $2,100.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a short-term capital loss carryforward of $10,027,435 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
106	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, investments in passive foreign investment companies, and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the
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contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2020, the fund used futures contracts to gain exposure to and manage against changes in volatility and to manage against anticipated changes in securities markets. The fund held futures contracts with USD notional values ranging up to $6.1 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2020, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currency. The fund held forward foreign currency contracts with USD notional values ranging from $79.6 million to $93.1 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
108	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

During the six months ended April 30, 2020, the fund used purchased options contracts to manage against anticipated currency exchange rates and changes in securities markets and to gain exposure to foreign currency and to certain securities markets. The fund held purchased options contracts with market values ranging from $3.9 million to $7.2 million, as measured at each quarter end.
During the six months ended April 30, 2020, the fund wrote option contracts to manage against anticipated currency exchange rates and changes in securities markets and to gain exposure to foreign currency and to certain securities markets. The fund held written option contracts with market values ranging from $0.5 million to $1.5 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended April 30, 2020, the fund used total return swaps to manage equity exposure and gain exposure to certain securities markets. The fund held total return swaps with total USD notional amounts ranging from $818.8 million to $984.9 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at April 30, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin	Futures [1]	—	$(404,313)
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Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$478,107	(1,017,872)
Currency	Unaffiliated investments, at value[2]	Purchased options	1,383,560	—
Equity	Unaffiliated investments, at value[2]	Purchased options	3,566,459	—
Currency	Written options, at value	Written options	—	(9,089)
Equity	Written options, at value	Written options	—	(1,496,407)
Equity	Swap contracts, at value	Total return swaps	27,874,844	(39,985,826)
			$33,302,970	$(42,913,507)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund's investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund's exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$478,107	$(1,017,872)
Purchased options	1,665,946	—
Swap contracts	27,874,844	(39,985,826)
Written options	—	(329,998)
Totals	$30,018,897	$(41,333,696)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure
BNP Paribas SA	$268,793	$90,000	$112,984	$291,777
Deutsche Bank AG	(593,544)	—	593,544	—
Goldman Sachs International	(688,600)	1,733,000	2,421,600	—
HSBC Bank USA, N.A.	35,334	30,000	—	5,334
JPMorgan Chase Bank, N.A.	(6,065,000)	—	6,065,000	—
Morgan Stanley & Co. International PLC	(4,213,086)	1,250,000	5,463,086	—
NatWest Markets PLC	(71,272)	—	71,272	—
Standard Chartered Bank	22,507	—	65,962	88,469
State Street Bank and Trust Company	(9,931)	—	—	(9,931)
Totals	($11,314,799)	$3,103,000	$14,793,448	$375,649
110	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2020:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Interest rate	$955,403	—	—	—	—	$955,403
Currency	1,623,009	—	$674,326	$(143,539)	—	2,153,796
Equity	16,657,296	$1,158,516	—	(1,321,491)	$230,120	16,724,441
Total	$19,235,708	$1,158,516	$674,326	$(1,465,030)	$230,120	$19,833,640

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2020:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Currency	$(160,067)	—	$(671,721)	$(5,543)	—	$(837,331)
Equity	(514,912)	$(404,313)	—	(61,200)	$(8,135,295)	(9,115,720)
Total	$(674,979)	$(404,313)	$(671,721)	$(66,743)	$(8,135,295)	$(9,953,051)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
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Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.500% of the first $250 million of the fund’s average daily net assets and (b) 1.450% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$397
Class C	207
Class I	19,888
Class	Expense reduction
Class R6	$908
Class NAV	4,910
Total	$26,310

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 1.46% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,567 for the six months ended April 30, 2020. Of this amount, $815 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $3,752 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original
112	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, CDSCs received by the Distributor amounted to $509 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$16,661	$6,966
Class C	28,789	3,609
Class I	—	348,109
Class R6	—	1,673
Total	$45,450	$360,357
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the year ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	270,540	$3,000,998	758,504	$8,251,737
Distributions reinvested	7,681	87,789	36,135	370,741
Repurchased	(328,933)	(3,630,491)	(1,525,242)	(16,338,187)
Net decrease	(50,712)	$(541,704)	(730,603)	$(7,715,709)
Class C shares
Sold	27,518	$300,104	73,035	$769,935
Distributions reinvested	703	7,781	24,067	239,230
Repurchased	(144,755)	(1,518,658)	(471,676)	(4,894,596)
Net decrease	(116,534)	$(1,210,773)	(374,574)	$(3,885,431)
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	113

	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class I shares
Sold	11,070,920	$123,690,985	19,770,705	$216,982,492
Distributions reinvested	491,605	5,722,284	1,546,541	16,145,884
Repurchased	(15,173,307)	(170,005,890)	(22,937,508)	(249,609,059)
Net decrease	(3,610,782)	$(40,592,621)	(1,620,262)	$(16,480,683)
Class R6 shares
Sold	22,290	$255,099	125,178	$1,397,683
Distributions reinvested	25,488	298,970	76,177	802,145
Repurchased	(270,640)	(3,202,015)	(626,222)	(7,038,333)
Net decrease	(222,862)	$(2,647,946)	(424,867)	$(4,838,505)
Class NAV shares
Sold	1,862,282	$22,255,262	1,349,204	$14,883,002
Distributions reinvested	138,641	1,626,261	386,495	4,069,796
Repurchased	(3,106,391)	(34,318,953)	(1,759,886)	(19,320,226)
Net decrease	(1,105,468)	$(10,437,430)	(24,187)	$(367,428)
Total net decrease	(5,106,358)	$(55,430,474)	(3,174,493)	$(33,287,756)
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $488,706,270 and $528,682,082, respectively, for the six months ended April 30, 2020.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2020, funds within the John Hancock group of funds complex held 17.7% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	10.2%
Note 9—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
114	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	115

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Seaport Long/Short Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       116

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       117

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       118

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

* Member of the Audit Committee
† Non-Independent Trustee

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Wellington Management Company LLP

Portfolio Managers

Steven C. Angeli, CFA
John F. Averill, CFA[1]
Jennifer N. Berg, CFA
Robert L. Deresiewicz
Ann C. Gallo
Bruce L. Glazer
Andrew R. Heiskell
Jean M. Hynes, CFA
Keith E. White

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

[1] Effective July 1, 2020, John F. Averill, CFA will no longer serve as a portfolio manager of the fund.

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       119

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Seaport Long/Short Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182634	437SA 4/20 6/2020

John Hancock

Disciplined Value International Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. In response to the sell-off, governments and banks in some of the hardest hit areas throughout the world enacted policies and stimulus efforts designed to reignite their respective economies. While these measures helped lift equity and fixed-income markets in the United States during the final six weeks of the period, results were mixed in other areas of the world.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value International Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
13	Financial statements
17	Financial highlights
24	Notes to financial statements
34	Statement regarding liquidity risk management
37	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charges)[1]
MSCI EAFE Index
Morningstar foreign large value fund category average
–17.14
–14.21
–18.34
–16.73
–11.34
–17.43
–5.84
–0.58
–4.45
–3.41
–0.17
–2.72
3.56
5.01
6 month (cumulative)
1 year
3 year
5 year
Since inception (12/30/11)

The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market-capitalization-weighted index that is designed to measure developed market equity performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

1	The fund is the successor to Robeco Boston Partners International Equity Fund (predecessor fund) and Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 9-29-14. Class NAV shares were first offered on 4-13-15. Returns prior to this date are those of the predecessor fund's institutional class shares, that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/2020 (%)

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

Novartis AG	3.0
Hitachi, Ltd.	2.4
Roche Holding AG	2.3
Sony Corp.	2.2
Capgemini SE	2.0
Yamana Gold, Inc.	1.9
TOTAL SA	1.8
Allianz SE	1.8
Barrick Gold Corp.	1.8
Sanofi	1.8
TOTAL	21.0
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       3

TOP 10 COUNTRIES AS OF 4/30/2020 (%)

Japan	22.5
United Kingdom	14.9
France	12.4
Switzerland	8.2
Germany	5.9
South Korea	4.5
Netherlands	4.4
Canada	4.3
Hong Kong	2.6
Sweden	1.7
TOTAL	81.4
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A2	-20.89	-4.40	2.92	-21.28	-20.15	27.14
Class C2	-18.15	-4.10	3.08	-18.28	-18.87	28.74
Class I2,3	-16.51	-3.11	3.77	-17.06	-14.62	36.15
Class R2[2,3]	-16.87	-3.49	3.51	-17.21	-16.27	33.30
Class R4[2,3]	-16.65	-3.25	3.68	-17.13	-15.24	35.12
Class R6[2,3]	-16.43	-3.01	3.85	-16.98	-14.16	36.98
Class NAV[2,3]	-16.45	-3.03	3.83	-17.06	-14.24	36.85
Index†	-11.34	-0.17	5.01	-14.21	-0.83	50.31

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.23	1.98	0.98	1.37	1.22	0.87	0.86
Net (%)	1.22	1.97	0.97	1.36	1.11	0.86	0.85

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI EAFE Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value International Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI EAFE Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-30-11	12,874	12,874	15,031
Class I2,3	12-30-11	13,615	13,615	15,031
Class R2[2,3]	12-30-11	13,330	13,330	15,031
Class R4[2,3]	12-30-11	13,512	13,512	15,031
Class R6[2,3]	12-30-11	13,698	13,698	15,031
Class NAV[2,3]	12-30-11	13,685	13,685	15,031

The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-30-2011.
2	The fund is the successor to Robeco Boston Partners International Equity Fund (predecessor fund) and Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 9-29-14. Class NAV shares were first offered on 4-13-15. Returns prior to this date are those of the predecessor fund's institutional class shares, that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	7

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 828.60	$5.59	1.23%
	Hypothetical example	1,000.00	1,018.70	6.17	1.23%
Class C	Actual expenses/actual returns	1,000.00	825.30	8.99	1.98%
	Hypothetical example	1,000.00	1,015.00	9.92	1.98%
Class I	Actual expenses/actual returns	1,000.00	829.40	4.46	0.98%
	Hypothetical example	1,000.00	1,020.00	4.92	0.98%
Class R2	Actual expenses/actual returns	1,000.00	827.90	6.00	1.32%
	Hypothetical example	1,000.00	1,018.30	6.62	1.32%
Class R4	Actual expenses/actual returns	1,000.00	828.70	5.09	1.12%
	Hypothetical example	1,000.00	1,019.30	5.62	1.12%
Class R6	Actual expenses/actual returns	1,000.00	830.20	3.96	0.87%
	Hypothetical example	1,000.00	1,020.50	4.37	0.87%
Class NAV	Actual expenses/actual returns	1,000.00	829.40	3.91	0.86%
	Hypothetical example	1,000.00	1,020.60	4.32	0.86%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 96.7%		$1,461,740,265
(Cost $1,642,953,957)
Belgium 0.4%		5,751,165
KBC Group NV	106,030	5,751,165
Bermuda 1.2%		18,094,233
Axis Capital Holdings, Ltd.	190,426	6,969,592
Everest Re Group, Ltd.	64,256	11,124,641
Canada 4.3%		65,000,209
Barrick Gold Corp.	1,033,489	26,602,903
Fairfax Financial Holdings, Ltd.	33,965	9,209,433
Yamana Gold, Inc.	6,236,725	29,187,873
China 0.4%		5,770,900
Topsports International Holdings, Ltd. (A)	4,565,000	5,770,900
Denmark 1.7%		25,076,426
Novo Nordisk A/S, B Shares	393,109	25,076,426
Finland 1.5%		23,314,946
Sampo OYJ, A Shares	703,371	23,314,946
France 12.4%		186,995,976
AXA SA	950,019	16,888,006
BNP Paribas SA (B)	683,950	21,487,193
Capgemini SE	323,190	30,383,337
Danone SA	194,773	13,575,099
Eiffage SA	268,361	21,930,940
Peugeot SA	632,842	8,970,939
Sanofi (C)	272,159	26,582,784
TOTAL SA	785,592	27,882,524
Vinci SA	235,531	19,295,154
Germany 5.9%		88,480,740
adidas AG	26,220	6,002,607
Allianz SE	147,698	27,181,048
Bayer AG	137,193	9,023,095
Brenntag AG	251,500	11,387,398
Rheinmetall AG	100,589	6,807,780
SAP SE	85,114	10,137,686
Siemens AG	194,414	17,941,126
Greece 0.6%		8,860,310
Hellenic Telecommunications Organization SA	670,652	8,860,310
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	9

	Shares	Value
Hong Kong 2.6%		$39,189,777
China Overseas Land & Investment, Ltd.	2,998,000	11,074,449
CK Asset Holdings, Ltd.	2,432,500	15,370,336
WH Group, Ltd. (A)	13,363,000	12,744,992
Hungary 0.7%		11,198,724
OTP Bank NYRT	378,131	11,198,724
India 0.5%		8,023,868
HDFC Bank, Ltd., ADR	185,095	8,023,868
Indonesia 0.8%		12,861,420
Bank Rakyat Indonesia Persero Tbk PT	70,710,900	12,861,420
Ireland 1.2%		18,910,598
CRH PLC	627,207	18,910,598
Italy 1.6%		24,078,670
Enel SpA	1,717,853	11,733,698
Leonardo SpA	1,787,550	12,344,972
Japan 22.5%		340,949,847
Bandai Namco Holdings, Inc.	180,200	9,003,948
Fuji Corp.	634,200	10,618,590
Hitachi Construction Machinery Company, Ltd.	303,300	7,116,093
Hitachi, Ltd.	1,223,300	36,306,839
Kamigumi Company, Ltd.	362,000	6,373,173
KDDI Corp.	568,600	16,469,083
Kinden Corp.	490,200	7,887,852
Koito Manufacturing Company, Ltd.	200,600	7,556,151
Kurita Water Industries, Ltd.	272,900	7,613,602
Mitsubishi Estate Company, Ltd.	616,600	9,975,434
NEC Corp.	413,700	15,875,647
Nintendo Company, Ltd.	22,900	9,455,959
Nippon Telegraph & Telephone Corp.	1,025,800	23,361,196
Persol Holdings Company, Ltd.	702,400	8,078,140
Ricoh Company, Ltd.	536,100	3,654,319
Sankyu, Inc.	277,600	10,667,569
Sanwa Holdings Corp.	1,959,000	15,201,267
Seven & i Holdings Company, Ltd.	300,100	9,938,425
Shionogi & Company, Ltd.	270,700	14,950,089
SoftBank Group Corp.	137,700	5,902,180
Sony Corp.	528,400	34,004,693
Sumitomo Mitsui Financial Group, Inc.	436,000	11,465,591
Taiheiyo Cement Corp.	590,200	11,586,128
Taisei Corp.	317,700	9,903,374
Taiyo Yuden Company, Ltd.	270,600	7,545,072
Tokio Marine Holdings, Inc.	155,800	7,309,466
10	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
TS Tech Company, Ltd.	290,800	$7,884,967
Zenkoku Hosho Company, Ltd.	523,200	15,245,000
Macau 0.7%		10,442,756
Wynn Macau, Ltd.	6,047,200	10,442,756
Netherlands 4.4%		66,403,299
ING Groep NV	2,554,975	14,314,976
Koninklijke Ahold Delhaize NV	762,933	18,524,269
Koninklijke KPN NV (C)	4,150,716	9,560,514
NXP Semiconductors NV	121,319	12,079,737
Royal Dutch Shell PLC, A Shares	724,224	11,923,803
Norway 0.8%		12,756,685
DNB ASA	1,053,583	12,756,685
Singapore 1.1%		17,011,610
DBS Group Holdings, Ltd.	542,300	7,635,100
United Overseas Bank, Ltd.	656,200	9,376,510
South Korea 4.5%		67,471,990
GS Retail Company, Ltd.	124,657	3,884,136
Hana Financial Group, Inc.	636,950	14,540,298
KB Financial Group, Inc.	438,632	12,549,833
KT Corp., ADR	1,783,725	17,498,342
Samsung Electronics Company, Ltd.	462,075	18,999,381
Spain 1.0%		15,356,752
Amadeus IT Group SA	159,693	7,622,538
Applus Services SA	1,178,860	7,734,214
Sweden 1.7%		25,830,692
Husqvarna AB, B Shares	2,145,673	12,911,135
Loomis AB, B Shares	275,042	6,707,103
Sandvik AB (B)	403,841	6,212,454
Switzerland 8.2%		123,403,381
Glencore PLC (B)	6,145,504	11,513,228
Novartis AG	539,777	46,063,734
Roche Holding AG	101,706	35,220,518
SIG Combibloc Group AG (B)	358,437	5,805,514
STMicroelectronics NV	494,919	12,744,883
UBS Group AG (B)	1,125,894	12,055,504
Taiwan 0.5%		7,406,643
Hon Hai Precision Industry Company, Ltd.	2,882,000	7,406,643
United Kingdom 14.9%		224,575,001
Avast PLC (A)	1,347,800	7,763,280
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	11

	Shares	Value
United Kingdom (continued)
Aviva PLC	3,561,240	$10,769,642
BAE Systems PLC	2,634,406	16,803,379
BP PLC	3,821,678	15,058,990
Coca-Cola European Partners PLC	221,892	8,795,799
Direct Line Insurance Group PLC	4,094,311	13,949,471
GlaxoSmithKline PLC	1,233,524	25,734,508
Imperial Brands PLC	948,320	19,951,185
Next PLC	160,050	9,529,153
Nomad Foods, Ltd. (B)	1,107,099	22,817,313
Persimmon PLC	537,440	14,890,438
Redrow PLC	1,442,906	8,383,732
Smith & Nephew PLC	393,001	7,690,669
Tesco PLC	7,977,503	23,595,993
Unilever PLC	365,909	18,841,449
United States 0.6%		8,523,647
Applied Materials, Inc.	171,571	8,523,647

	Yield (%)	Shares	Value
Short-term investments 3.8%			$57,993,855
(Cost $57,991,021)
Short-term funds 3.8%			57,993,855
John Hancock Collateral Trust (D)	0.6614(E)	287,018	2,872,594
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2162(E)	55,121,261	55,121,261

Total investments (Cost $1,700,944,978) 100.5%	$1,519,734,120
Other assets and liabilities, net (0.5%)	(7,631,649)
Total net assets 100.0%	$1,512,102,471

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 4-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-20.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $1,725,682,857. Net unrealized depreciation aggregated to $205,948,737, of which $62,530,879 related to gross unrealized appreciation and $268,479,616 related to gross unrealized depreciation.
12	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,698,075,218) including $9,128,649 of securities loaned	$1,516,861,526
Affiliated investments, at value (Cost $2,869,760)	2,872,594
Total investments, at value (Cost $1,700,944,978)	1,519,734,120
Foreign currency, at value (Cost $2,430)	2,323
Dividends and interest receivable	7,549,048
Receivable for fund shares sold	501,772
Receivable for investments sold	9,604,749
Receivable for securities lending income	10,392
Other assets	103,959
Total assets	1,537,506,363
Liabilities
Payable for investments purchased	21,515,484
Payable for fund shares repurchased	707,848
Payable upon return of securities loaned	2,833,756
Payable to affiliates
Investment management fees	11
Accounting and legal services fees	72,570
Transfer agent fees	18,504
Distribution and service fees	129
Trustees' fees	2,478
Other liabilities and accrued expenses	253,112
Total liabilities	25,403,892
Net assets	$1,512,102,471
Net assets consist of
Paid-in capital	$2,176,377,652
Total distributable earnings (loss)	(664,275,181)
Net assets	$1,512,102,471

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	13

STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($92,236,192 ÷ 9,320,312 shares)[1]	$9.90
Class C ($7,002,186 ÷ 708,371 shares)[1]	$9.88
Class I ($64,293,460 ÷ 6,489,003 shares)	$9.91
Class R2 ($727,287 ÷ 73,377 shares)	$9.91
Class R4 ($114,219 ÷ 11,535 shares)	$9.90
Class R6 ($193,333,804 ÷ 19,518,565 shares)	$9.91
Class NAV ($1,154,395,323 ÷ 116,575,852 shares)	$9.90
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.42

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Dividends	$19,994,220
Interest	288,990
Securities lending	28,032
Less foreign taxes withheld	(2,124,812)
Total investment income	18,186,430
Expenses
Investment management fees	6,417,987
Distribution and service fees	180,902
Accounting and legal services fees	145,993
Transfer agent fees	130,303
Trustees' fees	14,870
Custodian fees	230,945
State registration fees	55,204
Printing and postage	23,697
Professional fees	48,004
Other	67,650
Total expenses	7,315,555
Less expense reductions	(58,727)
Net expenses	7,256,828
Net investment income	10,929,602
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(80,404,222)
Affiliated investments	38,024
(80,366,198)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(227,037,736)
Affiliated investments	1,982
(227,035,754)
Net realized and unrealized loss	(307,401,952)
Decrease in net assets from operations	$(296,472,350)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$10,929,602	$42,467,083
Net realized loss	(80,366,198)	(147,878,276)
Change in net unrealized appreciation (depreciation)	(227,035,754)	134,532,189
Increase (decrease) in net assets resulting from operations	(296,472,350)	29,120,996
Distributions to shareholders
From earnings
Class A	(2,524,421)	(4,574,049)
Class C	(151,746)	(410,055)
Class I	(1,921,066)	(12,087,536)
Class R2	(20,292)	(74,864)
Class R4	(2,059)	(5,758)
Class R6	(4,774,446)	(9,067,346)
Class NAV	(33,040,204)	(33,628,195)
Total distributions	(42,434,234)	(59,847,803)
From fund share transactions	145,166,299	279,225,098
Total increase (decrease)	(193,740,285)	248,498,291
Net assets
Beginning of period	1,705,842,756	1,457,344,465
End of period	$1,512,102,471	$1,705,842,756
16	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$12.21	$12.42	$14.28	$11.83	$12.04	$12.13	$13.10
Net investment income[4]	0.05	0.25	0.20	0.12	0.29 [5]	0.01	0.13
Net realized and unrealized gain (loss) on investments	(2.09)	— [6]	(1.71)	2.47	(0.39)	(0.10)	(0.38)
Total from investment operations	(2.04)	0.25	(1.51)	2.59	(0.10)	(0.09)	(0.25)
Less distributions
From net investment income	(0.27)	(0.14)	(0.11)	(0.14)	(0.11)	—	(0.10)
From net realized gain	—	(0.32)	(0.24)	—	—	—	(0.62)
Total distributions	(0.27)	(0.46)	(0.35)	(0.14)	(0.11)	—	(0.72)
Net asset value, end of period	$9.90	$12.21	$12.42	$14.28	$11.83	$12.04	$12.13
Total return (%)[7,8]	(17.14) [9]	2.34	(10.87)	22.14	(0.86)	(0.74) [9]	(1.75)
Ratios and supplemental data
Net assets, end of period (in millions)	$92	$114	$124	$129	$36	$33	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24 [10]	1.28	1.31	1.36	1.53	1.66 [10]	1.81 [10]
Expenses including reductions	1.23 [10]	1.27	1.29	1.34	1.37	1.39 [10]	1.39 [10]
Net investment income	0.97 [10]	2.13	1.41	0.97	2.52 [5]	0.74 [10]	1.03 [10]
Portfolio turnover (%)	55	96	95	84 [11]	63	14	91 [12]

[1]	Six months ended 4-30-20. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class A shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[6]	Less than $0.005 per share.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Does not reflect the effect of sales charges, if any.
[9]	Not annualized.
[10]	Annualized.
[11]	Excludes merger activity.
[12]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	17

CLASS C SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$12.16	$12.35	$14.21	$11.78	$11.98	$12.08	$13.10
Net investment income[4]	0.01	0.17	0.10	0.04	0.20 [5]	— [6]	0.08
Net realized and unrealized gain (loss) on investments	(2.11)	— [6]	(1.71)	2.45	(0.38)	(0.10)	(0.40)
Total from investment operations	(2.10)	0.17	(1.61)	2.49	(0.18)	(0.10)	(0.32)
Less distributions
From net investment income	(0.18)	(0.04)	(0.01)	(0.06)	(0.02)	—	(0.08)
From net realized gain	—	(0.32)	(0.24)	—	—	—	(0.62)
Total distributions	(0.18)	(0.36)	(0.25)	(0.06)	(0.02)	—	(0.70)
Net asset value, end of period	$9.88	$12.16	$12.35	$14.21	$11.78	$11.98	$12.08
Total return (%)[7,8]	(17.47) [9]	1.67	(11.52)	21.22	(1.42)	(0.83) [9]	(2.33) [9]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$11	$14	$18	$7	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99 [10]	2.00	2.01	2.06	2.23	2.36 [10]	2.64 [10]
Expenses including reductions	1.98 [10]	1.99	1.99	2.04	2.08	2.08 [10]	2.08 [10]
Net investment income	0.16 [10]	1.44	0.71	0.32	1.71 [5]	0.02 [10]	0.60 [10]
Portfolio turnover (%)	55	96	95	84 [11]	63	14	91 [12]

[1]	Six months ended 4-30-20. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class C shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[6]	Less than $0.005 per share.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Does not reflect the effect of sales charges, if any.
[9]	Not annualized.
[10]	Annualized.
[11]	Excludes merger activity.
[12]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
18	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$12.24	$12.45	$14.32	$11.87	$12.07	$12.16	$13.10
Net investment income[4]	0.07	0.27	0.24	0.18	0.25 [5]	0.02	0.19
Net realized and unrealized gain (loss) on investments	(2.10)	0.02 [6]	(1.72)	2.44	(0.30)	(0.11)	(0.40)
Total from investment operations	(2.03)	0.29	(1.48)	2.62	(0.05)	(0.09)	(0.21)
Less distributions
From net investment income	(0.30)	(0.18)	(0.15)	(0.17)	(0.15)	—	(0.11)
From net realized gain	—	(0.32)	(0.24)	—	—	—	(0.62)
Total distributions	(0.30)	(0.50)	(0.39)	(0.17)	(0.15)	—	(0.73)
Net asset value, end of period	$9.91	$12.24	$12.45	$14.32	$11.87	$12.07	$12.16
Total return (%)[7]	(17.06) [8]	2.73	(10.65)	22.45	(0.45)	(0.74) [8]	(1.43) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$64	$88	$303	$357	$201	$36	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99 [9]	1.01	1.02	1.05	1.21	1.35 [9]	1.49 [9]
Expenses including reductions	0.98 [9]	0.98	0.98	1.03	1.08	1.07 [9]	1.08 [9]
Net investment income	1.17 [9]	2.22	1.75	1.38	2.13 [5]	1.00 [9]	1.64 [9]
Portfolio turnover (%)	55	96	95	84 [10]	63	14	91 [11]

[1]	Six months ended 4-30-20. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class I shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[6]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Not annualized.
[9]	Annualized.
[10]	Excludes merger activity.
[11]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	19

CLASS R2 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$12.22	$12.42	$14.29	$11.85	$12.05	$12.14	$13.10
Net investment income[4]	0.05	0.24	0.20	0.12	0.30 [5]	0.01	0.16
Net realized and unrealized gain (loss) on investments	(2.10)	0.01 [6]	(1.73)	2.45	(0.40)	(0.10)	(0.40)
Total from investment operations	(2.05)	0.25	(1.53)	2.57	(0.10)	(0.09)	(0.24)
Less distributions
From net investment income	(0.26)	(0.13)	(0.10)	(0.13)	(0.10)	—	(0.10)
From net realized gain	—	(0.32)	(0.24)	—	—	—	(0.62)
Total distributions	(0.26)	(0.45)	(0.34)	(0.13)	(0.10)	—	(0.72)
Net asset value, end of period	$9.91	$12.22	$12.42	$14.29	$11.85	$12.05	$12.14
Total return (%)[7]	(17.21) [8]	2.32	(11.01)	21.92	(0.87)	(0.74) [8]	(1.68) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$3	$18	$8	$— [9]	$— [9]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33 [10]	1.35	1.41	1.43	1.61	1.61 [10]	4.32 [10]
Expenses including reductions	1.32 [10]	1.34	1.39	1.42	1.61	1.30 [10]	1.31 [10]
Net investment income	0.89 [10]	1.98	1.39	0.94	2.57 [5]	0.73 [10]	1.33 [10]
Portfolio turnover (%)	55	96	95	84 [11]	63	14	91 [12]

[1]	Six months ended 4-30-20. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class R2 shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[6]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Not annualized.
[9]	Less than $500,000.
[10]	Annualized.
[11]	Excludes merger activity.
[12]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
20	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$12.22	$12.44	$14.30	$11.86	$12.06	$12.15	$13.10
Net investment income[4]	0.06	0.22	0.20	0.16	0.33 [5]	0.02	0.14
Net realized and unrealized gain (loss) on investments	(2.10)	0.04 [6]	(1.69)	2.45	(0.40)	(0.11)	(0.36)
Total from investment operations	(2.04)	0.26	(1.49)	2.61	(0.07)	(0.09)	(0.22)
Less distributions
From net investment income	(0.28)	(0.16)	(0.13)	(0.17)	(0.13)	—	(0.11)
From net realized gain	—	(0.32)	(0.24)	—	—	—	(0.62)
Total distributions	(0.28)	(0.48)	(0.37)	(0.17)	(0.13)	—	(0.73)
Net asset value, end of period	$9.90	$12.22	$12.44	$14.30	$11.86	$12.06	$12.15
Total return (%)[7]	(17.13) [8]	2.45	(10.70)	22.30	(0.57)	(0.74) [8]	(1.53) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [9]	$— [9]	$— [9]	$— [9]	$— [9]	$— [9]	$— [9]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22 [10]	1.25	1.25	1.26	1.37	1.51 [10]	5.28 [10]
Expenses including reductions	1.12 [10]	1.14	1.13	1.14	1.37	1.51 [10]	1.17 [10]
Net investment income	1.12 [10]	1.84	1.42	1.22	2.84 [5]	0.97 [10]	1.20 [10]
Portfolio turnover (%)	55	96	95	84 [11]	63	14	91 [12]

[1]	Six months ended 4-30-20. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class R4 shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[6]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Not annualized.
[9]	Less than $500,000.
[10]	Annualized.
[11]	Excludes merger activity.
[12]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	21

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$12.24	$12.46	$14.32	$11.87	$12.08	$12.16	$13.54
Net investment income[4]	0.08	0.31	0.26	0.18	0.34 [5]	0.02	0.27
Net realized and unrealized gain (loss) on investments	(2.10)	(0.01)	(1.71)	2.46	(0.39)	(0.10)	(0.91)
Total from investment operations	(2.02)	0.30	(1.45)	2.64	(0.05)	(0.08)	(0.64)
Less distributions
From net investment income	(0.31)	(0.20)	(0.17)	(0.19)	(0.16)	—	(0.12)
From net realized gain	—	(0.32)	(0.24)	—	—	—	(0.62)
Total distributions	(0.31)	(0.52)	(0.41)	(0.19)	(0.16)	—	(0.74)
Net asset value, end of period	$9.91	$12.24	$12.46	$14.32	$11.87	$12.08	$12.16
Total return (%)[6]	(16.98) [7]	2.77	(10.50)	22.59	(0.41)	(0.66) [7]	(4.56)
Ratios and supplemental data
Net assets, end of period (in millions)	$193	$186	$219	$140	$46	$74	$73
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88 [8]	0.89	0.92	0.95	1.12	1.24 [8]	1.38
Expenses including reductions	0.87 [8]	0.88	0.88	0.92	0.95	0.95 [8]	0.95
Net investment income	1.45 [8]	2.57	1.90	1.41	2.92 [5]	1.15 [8]	2.12
Portfolio turnover (%)	55	96	95	84 [9]	63	14	91

[1]	Six months ended 4-30-20. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	After the close of business on 9-26-14, holders of Institutional Class shares of the former Robeco Boston Partners International Equity Fund (the Predecessor fund) became owners of an equal number of full and fractional Class R6 shares of the John Hancock Disciplined Value International Fund. These shares were first offered on 9-29-14. Additionally, the accounting and performance history of the Institutional Class shares of the Predecessor fund was redesignated as that of John Hancock Disciplined Value International Fund Class R6.
[4]	Based on average daily shares outstanding.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Excludes merger activity.
22	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$12.24	$12.46	$14.32	$11.87	$12.07	$12.16	$12.98
Net investment income[4]	0.08	0.32	0.23	0.17	0.34 [5]	0.02	0.11
Net realized and unrealized gain (loss) on investments	(2.11)	(0.02)	(1.69)	2.47	(0.38)	(0.11)	(0.93)
Total from investment operations	(2.03)	0.30	(1.46)	2.64	(0.04)	(0.09)	(0.82)
Less distributions
From net investment income	(0.31)	(0.20)	(0.16)	(0.19)	(0.16)	—	—
From net realized gain	—	(0.32)	(0.24)	—	—	—	—
Total distributions	(0.31)	(0.52)	(0.40)	(0.19)	(0.16)	—	—
Net asset value, end of period	$9.90	$12.24	$12.46	$14.32	$11.87	$12.07	$12.16
Total return (%)[6]	(17.06) [7]	2.77	(10.43)	22.50	(0.33)	(0.74) [7]	(6.32) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,154	$1,305	$794	$327	$91	$92	$91
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86 [8]	0.88	0.90	0.94	1.10	1.22 [8]	1.35 [8]
Expenses including reductions	0.86 [8]	0.87	0.88	0.92	0.95	0.95 [8]	0.95 [8]
Net investment income	1.39 [8]	2.73	1.71	1.34	2.90 [5]	1.15 [8]	2.29 [8]
Portfolio turnover (%)	55	96	95	84 [9]	63	14	91 [10]

[1]	Six months ended 4-30-20. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class NAV shares is 4-13-15.
[4]	Based on average daily shares outstanding.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	23

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value International Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
24	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$5,751,165	—	$5,751,165	—
Bermuda	18,094,233	$18,094,233	—	—
Canada	65,000,209	65,000,209	—	—
China	5,770,900	—	5,770,900	—
Denmark	25,076,426	—	25,076,426	—
Finland	23,314,946	—	23,314,946	—
France	186,995,976	—	186,995,976	—
Germany	88,480,740	—	88,480,740	—
Greece	8,860,310	—	8,860,310	—
Hong Kong	39,189,777	—	39,189,777	—
Hungary	11,198,724	—	11,198,724	—
India	8,023,868	8,023,868	—	—
Indonesia	12,861,420	—	12,861,420	—
Ireland	18,910,598	—	18,910,598	—
Italy	24,078,670	—	24,078,670	—
Japan	340,949,847	—	340,949,847	—
Macau	10,442,756	—	10,442,756	—
Netherlands	66,403,299	12,079,737	54,323,562	—
Norway	12,756,685	—	12,756,685	—
Singapore	17,011,610	—	17,011,610	—
South Korea	67,471,990	17,498,342	49,973,648	—
Spain	15,356,752	—	15,356,752	—
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	25

	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Sweden	$25,830,692	—	$25,830,692	—
Switzerland	123,403,381	—	123,403,381	—
Taiwan	7,406,643	—	7,406,643	—
United Kingdom	224,575,001	$31,613,112	192,961,889	—
United States	8,523,647	8,523,647	—	—
Short-term investments	57,993,855	57,993,855	—	—
Total investments in securities	$1,519,734,120	$218,827,003	$1,300,907,117	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2020, the fund loaned securities valued at $9,128,649 and received $2,833,756 of cash collateral.
In addition, non-cash collateral of approximately $6,774,917 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund's net assets, however could be sold by the securities lending agent in the event of default by the borrower.
26	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $3,031.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a short-term capital loss carryforward of $222,113,297 and a long-term capital loss carryforward of $164,377,530 available to offset future net realized capital gains. These carryforwards do not expire.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	27

Due to prior year merger activity, $256,321,057 of the total capital loss carryforward as of October 31, 2019, are limited to $2,610,689 each fiscal year due to IRC Section 382 Limitation. Any unused portion of this limitation will carryforward to the following fiscal years.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis based on the following: If aggregate average daily net assets are less than $300 million, then the management fee rate is 0.825% of all aggregate average daily net assets. If aggregate average daily net assets equal or exceed $300 million but are less than $2.5 billion, then the management fee rate is 0.775% of all aggregate average daily net assets. If aggregate average daily net assets exceed $2.5 billion, then the following fee schedule shall apply: a) 0.775% of the first $2.5 billion of aggregate average daily net assets; b) 0.750% of the next $500 million of aggregate average daily net assets; and c) 0.725% of the excess over $3 billion of aggregate average daily net assets. Aggregate net assets include the aggregate net assets of the fund, JHF II International Value Fund, JHVIT Disciplined Value International Trust (formerly known as JHVIT International Value Trust), and Global Disciplined Value (Ex-U.S.) Fund, a sub-fund of Manulife Investment Management I PLC. Prior to February 12, 2020, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $500 million of the fund’s aggregate average
28	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

daily net assets; b) 0.800% of the next $1 billion of the fund’s aggregate average daily net assets; c) 0.775% of the next $1 billion of the fund’s aggregate average daily net assets; d) 0.750% of the next $500 million of the fund’s aggregate average daily net assets; and e) 0.725% of the aggregate average daily net assets in excess of $3 billion. Aggregate net assets included the net assets of the fund and Manulife Global Disciplined Value (ex-U.S.) Fund, a sub-fund of Manulife Investment Management I PLC. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.88% of average daily net assets excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This expense limitation expires on February 28, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor has contractually agreed to waive and/or reimburse expenses for Class I and Class R6 shares of the fund to the extent they exceed 0.98% and 0.88% of the respective class’s average daily net assets. This expense limitation excludes taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, borrowing costs, prime brokerage fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. This waiver expires on February 28, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,839
Class C	330
Class I	3,047
Class R2	35
Class	Expense reduction
Class R4	$3
Class R6	6,832
Class NAV	44,599
Total	$58,685

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.78% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	29

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $42 for Class R4 shares for the six months ended April 30, 2020.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $58,379 for the six months ended April 30, 2020. Of this amount, $9,901 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $48,478 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, CDSCs received by the Distributor amounted to $370 and $228 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$133,040	$66,751
Class C	45,553	5,711
Class I	—	45,199
Class R2	2,166	63
30	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class R4	$143	$6
Class R6	—	12,573
Total	$180,902	$130,303
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$19,974,136	2	0.666%	$739
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the year ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,046,357	$11,543,812	2,007,527	$23,605,125
Distributions reinvested	202,693	2,503,255	401,952	4,534,023
Repurchased	(1,303,612)	(14,331,288)	(3,033,741)	(35,727,652)
Net decrease	(54,562)	$(284,221)	(624,262)	$(7,588,504)
Class C shares
Sold	27,848	$307,664	195,740	$2,229,904
Distributions reinvested	12,212	151,067	35,948	406,213
Repurchased	(200,511)	(2,266,931)	(525,329)	(6,195,117)
Net decrease	(160,451)	$(1,808,200)	(293,641)	$(3,559,000)
Class I shares
Sold	1,563,726	$15,607,128	2,769,735	$32,892,402
Distributions reinvested	155,250	1,917,338	1,071,192	12,072,330
Repurchased	(2,439,545)	(27,417,586)	(20,991,097)	(239,520,422)
Net decrease	(720,569)	$(9,893,120)	(17,150,170)	$(194,555,690)
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	31

	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	12,960	$146,491	28,703	$338,849
Distributions reinvested	1,389	17,186	3,904	44,075
Repurchased	(47,745)	(557,849)	(135,090)	(1,620,944)
Net decrease	(33,396)	$(394,172)	(102,483)	$(1,238,020)
Class R4 shares
Sold	5,217	$54,040	1,294	$15,390
Distributions reinvested	167	2,059	510	5,758
Repurchased	(212)	(2,618)	(9,829)	(114,996)
Net increase (decrease)	5,172	$53,481	(8,025)	$(93,848)
Class R6 shares
Sold	6,193,953	$71,728,084	4,428,683	$52,550,822
Distributions reinvested	386,854	4,773,778	804,540	9,067,165
Repurchased	(2,282,625)	(25,675,952)	(7,571,611)	(90,260,425)
Net increase (decrease)	4,298,182	$50,825,910	(2,338,388)	$(28,642,438)
Class NAV shares
Sold	11,886,096	$129,148,730	50,935,318	$612,113,831
Distributions reinvested	2,677,488	33,040,204	2,986,518	33,628,195
Repurchased	(4,601,212)	(55,522,313)	(11,040,555)	(130,839,428)
Net increase	9,962,372	$106,666,621	42,881,281	$514,902,598
Total net increase	13,296,748	$145,166,299	22,364,312	$279,225,098
Affiliates of the fund owned 93% of shares of Class NAV on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $971,431,046 and $874,894,057, respectively, for the six months ended April 30, 2020.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2020, funds within the John Hancock group of funds complex held 69.6% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	25.9%
JHF II Multimanager Lifestyle Balanced Portfolio	18.4%
JHF II Multimanager Lifestyle Aggressive Portfolio	10.8%
32	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	287,018	$15,987,539	$82,659,819	$(95,814,770)	$38,024	$1,982	$28,032	—	$2,872,594

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	33

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Disciplined Value International Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Boston Partners Global Investors, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       34

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       35

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       36

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Boston Partners Global Investors, Inc.

Portfolio Managers

Joseph F. Feeney, Jr., CFA
Christopher K. Hart, CFA
Joshua M. Jones, CFA
Joshua C. White, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       37

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Disciplined Value International Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182589	455SA 4/20 6/2020

John Hancock

Diversified Macro Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. In response to the sell-off, governments and banks in some of the hardest hit areas throughout the world enacted policies and stimulus efforts designed to reignite their respective economies. While these measures helped lift equity and fixed-income markets in the United States during the final six weeks of the period, results were mixed in other areas of the world.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Macro Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Consolidated fund's investments
12	Consolidated financial statements
15	Consolidated financial highlights
20	Notes to consolidated financial statements
30	Statement regarding liquidity risk management
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charge)
ICE Bank of America 0-3 Month U.S. Treasury Bill Index
Morningstar multialternative fund category average
0.74
–8.44
–5.82
1.70
–8.38
6 month (cumulative)
Since inception (7/29/19)

The Intercontinental Exchange (ICE) Bank of America 0-3 Month U.S. Treasury Bill Index tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than three months.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       2

Portfolio summary

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Cumulative total returns (%) with maximum sales charge
	6-month	Since inception[1]
Class A	-13.03	-11.13
Class C	-9.74	-7.93
Class I2	-8.33	-6.22
Class R6[2]	-8.23	-6.12
Class NAV[2]	-8.33	-6.22
Index†	0.74	1.29

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.76	2.51	1.51	1.40	1.39
Net (%)	1.70	2.45	1.45	1.34	1.33

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the ICE Bank of America 0-3 Month U.S. Treasury Bill Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Diversified Macro Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in ICE Bank of America 0-3 Month U.S. Treasury Bill Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	7-29-19	9,207	9,296	10,129
Class I2	7-29-19	9,378	9,378	10,129
Class R6[2]	7-29-19	9,388	9,388	10,129
Class NAV[2]	7-29-19	9,378	9,378	10,129

The Intercontinental Exchange (ICE) Bank of America 0-3 Month U.S. Treasury Bill Index tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than three months.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 7-29-19.
2	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	6

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 915.60	$ 8.14	1.71%
	Hypothetical example	1,000.00	1,016.40	8.57	1.71%
Class C	Actual expenses/actual returns	1,000.00	911.40	11.69	2.46%
	Hypothetical example	1,000.00	1,012.60	12.31	2.46%
Class I	Actual expenses/actual returns	1,000.00	916.70	6.96	1.46%
	Hypothetical example	1,000.00	1,017.60	7.32	1.46%
Class R6	Actual expenses/actual returns	1,000.00	917.70	6.44	1.35%
	Hypothetical example	1,000.00	1,018.20	6.77	1.35%
Class NAV	Actual expenses/actual returns	1,000.00	916.70	6.39	1.34%
	Hypothetical example	1,000.00	1,018.20	6.72	1.34%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
7	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

Consolidated Fund’s investments
AS OF 4-30-20 (unaudited)
	Par value^	Value
Short-term investments 41.5%		$89,000,000
(Cost $89,000,000)
Repurchase agreement 41.5%		89,000,000
Nomura Securities International, Inc. Tri-Party Repurchase Agreement dated 4-30-20 at (0.080%) to be repurchased at $88,999,802 on 5-1-20, collateralized by $18,153,700 U.S. Treasury Notes, 2.125% due 12-31-22 (valued at $19,197,554) and $88,464,489 U.S. Treasury STRIPS, 0.000% due 11-15-21 to 11-15-49 (valued at $71,582,499)	89,000,000	89,000,000

Total investments (Cost $89,000,000) 41.5%	$89,000,000
Other assets and liabilities, net 58.5%	125,428,213
Total net assets 100.0%	$214,428,213

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	8

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	477	Long	Jun 2020	$65,757,929	$66,243,375	$485,446
30-Year U.S. Treasury Bond Futures	164	Long	Jun 2020	29,190,022	29,596,875	406,853
3-Month EURIBOR Futures	12	Long	Jun 2021	3,303,431	3,303,508	77
5-Year U.S. Treasury Note Futures	749	Long	Jul 2020	93,247,839	93,940,984	693,145
90-Day Eurodollar Futures	861	Long	Jun 2021	213,932,389	214,690,344	757,955
Australian 10-Year Bond Futures	243	Long	Jun 2020	23,761,938	23,541,620	(220,318)
Brent Crude Futures	68	Long	Jun 2020	2,012,627	1,808,800	(203,827)
Canadian 10-Year Bond Futures	284	Long	Jun 2020	30,225,499	30,484,170	258,671
Cocoa Futures	20	Long	Jul 2020	452,698	482,890	30,192
Dow Jones Industrial Average Index E-Mini Futures	64	Long	Jun 2020	7,066,090	7,748,800	682,710
Euro-Bund Futures	128	Long	Jun 2020	24,305,016	24,422,299	117,283
Euro-Schatz Futures	353	Long	Jun 2020	43,376,514	43,439,816	63,302
German Stock Index Futures	32	Long	Jun 2020	8,597,380	9,490,976	893,596
Gold 100 Oz Futures	92	Long	Jun 2020	15,264,560	15,585,720	321,160
Hang Seng Index Futures	58	Long	May 2020	8,880,815	9,110,362	229,547
NASDAQ 100 Index E-Mini Futures	54	Long	Jun 2020	8,394,495	9,700,560	1,306,065
Nikkei 225 Index Futures	23	Long	Jun 2020	4,114,316	4,286,447	172,131
Russell 2000 Index Mini Futures	44	Long	Jun 2020	2,633,417	2,875,400	241,983
S&P 500 E-Mini Index Futures	67	Long	Jun 2020	8,544,938	9,719,188	1,174,250
Tokyo Price Index Futures	35	Long	Jun 2020	4,488,765	4,740,484	251,719
U.S. Dollar Index Futures	71	Long	Jun 2020	7,112,761	7,030,065	(82,696)
Wheat Futures	77	Long	Jul 2020	2,104,778	2,015,475	(89,303)
10-Year Japan Government Bond Futures	4	Short	Jun 2020	(5,710,004)	(5,694,265)	15,739
2-Year U.S. Treasury Note Futures	87	Short	Jul 2020	(19,021,069)	(19,174,664)	(153,595)
90-Day Pound Sterling Futures	727	Short	Jun 2021	(113,938,437)	(114,181,770)	(243,333)
Coffee ’C’ Futures	38	Short	Jul 2020	(1,691,497)	(1,514,063)	177,434
Corn Futures	177	Short	Jul 2020	(2,891,251)	(2,825,363)	65,888
Cotton No. 2 Futures	33	Short	Jul 2020	(857,639)	(947,265)	(89,626)
Electrolytic Copper Futures	29	Short	Sep 2020	(3,761,009)	(3,767,644)	(6,635)
Euro STOXX 50 Index Futures	206	Short	Jun 2020	(6,286,869)	(6,503,742)	(216,873)
Euro-BOBL Futures	111	Short	Jun 2020	(16,533,264)	(16,527,205)	6,059
FTSE 100 Index Futures	140	Short	Jun 2020	(10,083,097)	(10,338,174)	(255,077)
Gas Oil Futures	65	Short	Jun 2020	(1,862,961)	(1,638,000)	224,961
Gas Oil Futures	31	Short	Jul 2020	(816,769)	(828,475)	(11,706)
Gasoline RBOB Futures	60	Short	Jun 2020	(1,943,873)	(1,952,244)	(8,371)
Gasoline RBOB Futures	30	Short	Jul 2020	(954,920)	(1,005,228)	(50,308)
Hard Red Winter Wheat Futures	70	Short	Jul 2020	(1,693,096)	(1,706,250)	(13,154)
Long Gilt Futures	220	Short	Jun 2020	(37,514,758)	(38,199,428)	(684,670)
9	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Natural Gas Futures	71	Short	May 2020	$(1,343,730)	$(1,377,400)	$(33,670)
Natural Gas Futures	34	Short	Jun 2020	(720,763)	(733,720)	(12,957)
NY Harbor ULSD Futures	70	Short	Jun 2020	(2,903,976)	(2,464,896)	439,080
NY Harbor ULSD Futures	48	Short	Jul 2020	(1,683,997)	(1,791,619)	(107,622)
Primary Aluminum Futures	28	Short	Jun 2020	(1,209,316)	(1,036,595)	172,721
Primary Aluminum Futures	10	Short	Sep 2020	(380,862)	(377,063)	3,799
SGX Japanese Government Bond Futures	15	Short	Jun 2020	(2,157,053)	(2,136,328)	20,725
Silver Futures	55	Short	Jul 2020	(4,255,699)	(4,149,750)	105,949
Soybean Futures	90	Short	Jul 2020	(3,849,166)	(3,849,750)	(584)
Soybean Meal Futures	44	Short	Jul 2020	(1,300,454)	(1,299,760)	694
Soybean Oil Futures	38	Short	Jul 2020	(614,340)	(605,796)	8,544
Sugar No. 11 (World) Futures	90	Short	Jul 2020	(1,087,283)	(1,050,336)	36,947
WTI Crude Oil Futures	96	Short	Jun 2020	(1,605,488)	(2,106,240)	(500,752)
Zinc Futures	15	Short	Jun 2020	(828,662)	(726,188)	102,474
Zinc Futures	5	Short	Sep 2020	(241,971)	(242,981)	(1,010)
						$6,481,012
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	21,178,000	USD	13,150,036	BOA	6/19/2020	$652,533	—
CAD	53,523,000	USD	38,495,754	BOA	6/19/2020	—	$(40,497)
CHF	9,129,000	USD	9,513,668	BOA	6/19/2020	—	(43,258)
EUR	5,692,000	USD	6,221,232	BOA	6/19/2020	22,293	—
GBP	14,419,000	USD	18,086,276	BOA	6/19/2020	78,111	—
JPY	4,685,952,000	USD	43,768,189	BOA	6/19/2020	—	(72,169)
MXN	226,676,000	USD	9,804,815	BOA	6/19/2020	—	(470,553)
NZD	10,415,000	USD	6,331,307	BOA	6/19/2020	55,871	—
USD	38,661,405	AUD	61,598,000	BOA	6/19/2020	—	(1,484,533)
USD	35,154,239	CAD	49,239,000	BOA	6/19/2020	—	(223,045)
USD	1,010,695	CHF	954,000	BOA	6/19/2020	21,017	—
USD	53,491,874	EUR	48,689,000	BOA	6/19/2020	85,169	—
USD	53,139,754	GBP	42,914,000	BOA	6/19/2020	—	(921,314)
USD	97,237,875	JPY	10,422,826,000	BOA	6/19/2020	46,096	—
USD	2,002,969	MXN	44,903,000	BOA	6/19/2020	153,914	—
USD	17,045,712	NZD	28,581,000	BOA	6/19/2020	—	(482,077)
						$1,115,004	$(3,737,446)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	10

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
WTI	West Texas Intermediate
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $88,557,647. Net unrealized appreciation aggregated to $4,300,923, of which $6,923,365 related to gross unrealized appreciation and $2,622,442 related to gross unrealized depreciation.
See Notes to Consolidated financial statements regarding investment transactions and other derivatives information.
11	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Repurchase agreements, at value (Cost $89,000,000)	$89,000,000
Unrealized appreciation on forward foreign currency contracts	1,115,004
Receivable for futures variation margin	1,356,305
Cash	105,310,765
Collateral held at broker for futures contracts	15,998,182
Collateral segregated at custodian for OTC derivative contracts	5,370,000
Receivable for fund shares sold	33,695
Receivable from affiliates	1,065
Other assets	76,500
Total assets	218,261,516
Liabilities
Unrealized depreciation on forward foreign currency contracts	3,737,446
Foreign currency overdraft, at value (cost $6,297)	6,297
Payable for fund shares repurchased	16,805
Payable to affiliates
Accounting and legal services fees	11,656
Transfer agent fees	2,792
Trustees' fees	387
Other liabilities and accrued expenses	57,920
Total liabilities	3,833,303
Net assets	$214,428,213
Net assets consist of
Paid-in capital	$234,291,267
Total distributable earnings (loss)	(19,863,054)
Net assets	$214,428,213

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($98,847 ÷ 10,960 shares)[1]	$9.02
Class C ($50,207 ÷ 5,600 shares)[1]	$8.97
Class I ($24,424,794 ÷ 2,702,307 shares)	$9.04
Class R6 ($15,008,794 ÷ 1,658,985 shares)	$9.05
Class NAV ($174,845,571 ÷ 19,333,826 shares)	$9.04
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	12

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Interest	$1,197,309
Expenses
Investment management fees	1,349,999
Distribution and service fees	341
Accounting and legal services fees	22,394
Transfer agent fees	10,751
Trustees' fees	1,402
Custodian fees	33,653
State registration fees	38,224
Printing and postage	7,428
Professional fees	210,320
Other	17,593
Total expenses	1,692,105
Less expense reductions	(177,317)
Net expenses	1,514,788
Net investment loss	(317,479)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	14,671
Futures contracts	(19,991,503)
Forward foreign currency contracts	(4,047,631)
(24,024,463)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(44,168)
Futures contracts	3,011,692
Forward foreign currency contracts	(703,795)
2,263,729
Net realized and unrealized loss	(21,760,734)
Decrease in net assets from operations	$(22,078,213)
13	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Period ended 10-31-19[1]
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(317,479)	$328,359
Net realized gain (loss)	(24,024,463)	3,185,340
Change in net unrealized appreciation (depreciation)	2,263,729	1,548,879
Increase (decrease) in net assets resulting from operations	(22,078,213)	5,062,578
Distributions to shareholders
From earnings
Class A	(2,477)	—
Class C	(1,853)	—
Class I	(135,553)	—
Class R6	(1,853)	—
Class NAV	(7,675,564)	—
Total distributions	(7,817,300)	—
From fund share transactions	29,597,328	209,663,820
Total increase (decrease)	(298,185)	214,726,398
Net assets
Beginning of period	214,726,398	—
End of period	$214,428,213	$214,726,398

[1]	Period from 7-29-19 (commencement of operations) to 10-31-19.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	14

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS A SHARES Period ended	4-30-20 [1]	10-31-19 [2]
Per share operating performance
Net asset value, beginning of period	$10.22	$10.00
Net investment income (loss)[3]	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	(0.79)	0.21
Total from investment operations	(0.83)	0.22
Less distributions
From net realized gain	(0.37)	—
Net asset value, end of period	$9.02	$10.22
Total return (%)[4,5]	(8.44) [6]	2.20 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87 [8]	1.84 [8]
Expenses including reductions	1.71 [8]	1.70 [8]
Net investment income (loss)	(0.80) [8]	0.23 [8]
Portfolio turnover (%)	0 [9]	0 [9]

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
15	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS C SHARES Period ended	4-30-20 [1]	10-31-19 [2]
Per share operating performance
Net asset value, beginning of period	$10.20	$10.00
Net investment loss[3]	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.79)	0.21
Total from investment operations	(0.86)	0.20
Less distributions
From net realized gain	(0.37)	—
Net asset value, end of period	$8.97	$10.20
Total return (%)[4,5]	(8.86) [6]	2.00 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.62 [8]	2.59 [8]
Expenses including reductions	2.46 [8]	2.45 [8]
Net investment loss	(1.41) [8]	(0.52) [8]
Portfolio turnover (%)	0 [9]	0 [9]

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	16

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19 [2]
Per share operating performance
Net asset value, beginning of period	$10.23	$10.00
Net investment income (loss)[3]	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	(0.79)	0.22
Total from investment operations	(0.82)	0.23
Less distributions
From net realized gain	(0.37)	—
Net asset value, end of period	$9.04	$10.23
Total return (%)[4]	(8.33) [5]	2.30 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62 [6]	1.59 [6]
Expenses including reductions	1.46 [6]	1.45 [6]
Net investment income (loss)	(0.59) [6]	0.30 [6]
Portfolio turnover (%)	0 [7]	0 [7]

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
17	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19 [2]
Per share operating performance
Net asset value, beginning of period	$10.23	$10.00
Net investment income (loss)[3]	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	(0.78)	0.21
Total from investment operations	(0.81)	0.23
Less distributions
From net realized gain	(0.37)	—
Net asset value, end of period	$9.05	$10.23
Total return (%)[4]	(8.23) [5]	2.30 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51 [7]	1.48 [7]
Expenses including reductions	1.35 [7]	1.34 [7]
Net investment income (loss)	(0.56) [7]	0.59 [7]
Portfolio turnover (%)	0 [8]	0 [8]

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	18

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS NAV SHARES Period ended	4-30-20 [1]	10-31-19 [2]
Per share operating performance
Net asset value, beginning of period	$10.23	$10.00
Net investment income (loss)[3]	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	(0.81)	0.21
Total from investment operations	(0.82)	0.23
Less distributions
From net realized gain	(0.37)	—
Net asset value, end of period	$9.04	$10.23
Total return (%)[4]	(8.33) [5]	2.30 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$175	$213
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49 [6]	1.47 [6]
Expenses including reductions	1.34 [6]	1.33 [6]
Net investment income (loss)	(0.25) [6]	0.60 [6]
Portfolio turnover (%)	0 [7]	0 [7]

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
19	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Macro Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P., (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of April 30, 2020, the net assets of the subsidiary were $22,692,310 representing 10.6% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	20

supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$89,000,000	—	$89,000,000	—
Total investments in securities	$89,000,000	—	$89,000,000	—
Derivatives:
Assets
Futures	$9,467,099	$9,237,552	$229,547	—
Forward foreign currency contracts	1,115,004	—	1,115,004	—
Liabilities
Futures	(2,986,087)	(2,986,087)	—	—
Forward foreign currency contracts	(3,737,446)	—	(3,737,446)	—
Repurchase agreements. The fund and its subsidiary may enter into repurchase agreements. When the fund or subsidiary enter into a repurchase agreement, it receives collateral that is held in a segregated account by the fund or subsidiary's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund or subsidiary. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Consolidated Fund's investments as part of the caption related to the repurchase agreement.
21	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Consolidated statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Consolidated statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $640.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	22

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to controlled foreign corporation, net operating losses, foreign currency transactions and derivative transactions.
Net income and realized gains from investments held by the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund's ordinary income and/or capital gains for that year.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a
23	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Consolidated Fund's investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund or the subsidiary is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund or the subsidiary is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2020, the fund or the subsidiary used futures contracts to implement its investment strategy. The fund and its subsidiary held futures contracts with USD notional values ranging from $0.9 billion to $1.2 billion as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2020, the fund used forward foreign currency contracts to implement its investment strategy. The fund held forward foreign currency contracts with USD notional values ranging from $351.4 million to $507.6 million as measured at each quarter end.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	24

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2020 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures [1]	$2,825,255	$(1,301,916)
Currency	Receivable/payable for futures variation margin	Futures [1]	—	(82,696)
Commodity	Receivable/payable for futures variation margin	Futures [1]	1,689,843	(1,129,525)
Equity	Receivable/payable for futures variation margin	Futures [1]	4,952,001	(471,950)
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	1,115,004	(3,737,446)
			$10,582,103	$(6,723,533)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Consolidated Fund's investments. Only the period end variation margin is separately disclosed on the Consolidated statement of assets and liabilities.
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2020:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$4,372,775	—	$4,372,775
Currency	—	$(4,047,631)	(4,047,631)
Commodity	6,542,872	—	6,542,872
Equity	(30,907,150)	—	(30,907,150)
Total	$(19,991,503)	$(4,047,631)	$(24,039,134)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2020:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$3,075,337	—	$3,075,337
Currency	(39,973)	$(703,795)	(743,768)
Commodity	1,146,318	—	1,146,318
Equity	(1,169,990)	—	(1,169,990)
Total	$3,011,692	$(703,795)	$2,307,897
25	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.200% of the first $1 billion of the fund’s average daily net assets and (b) 1.150% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with the subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor provides investment management and other services to the subsidiary. The Advisor does not receive separate compensation from the subsidiary for providing investment management or administrative services. However, the fund pays the Advisor based on the fund’s net assets, which include the assets of the subsidiary.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund and its subsidiary exceed 1.33% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes; brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; class-specific expenses; borrowing costs; prime brokerage fees; acquired fund fees and expenses paid indirectly; and short dividend expense. This agreement expires on February 28, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$68
Class C	41
Class I	15,078
Class	Expense reduction
Class R6	$8,070
Class NAV	154,060
Total	$177,317

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 1.04% of the fund's average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	26

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended April 30, 2020, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$89	$44
Class C	252	32
Class I	—	10,147
Class R6	—	528
Total	$341	$10,751
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
27	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the period ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Period ended 10-31-19[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	11,146	$103,372	5,330	$53,352
Distributions reinvested	63	623	—	—
Repurchased	(5,579)	(51,588)	—	—
Net increase	5,630	$52,407	5,330	$53,352
Class C shares
Sold	600	$5,728	5,000	$50,000
Net increase	600	$5,728	5,000	$50,000
Class I shares
Sold	3,035,577	$29,661,234	178,142	$1,814,500
Distributions reinvested	13,679	135,553	—	—
Repurchased	(519,961)	(4,695,676)	(5,130)	(52,214)
Net increase	2,529,295	$25,101,111	173,012	$1,762,286
Class R6 shares
Sold	1,857,775	$18,078,206	5,000	$50,000
Repurchased	(203,790)	(1,835,526)	—	—
Net increase	1,653,985	$16,242,680	5,000	$50,000
Class NAV shares
Sold	733,165	$6,925,370	22,445,196	$224,465,959
Distributions reinvested	773,746	7,675,564	—	—
Repurchased	(2,969,321)	(26,405,532)	(1,648,960)	(16,717,777)
Net increase	(1,462,410)	$(11,804,598)	20,796,236	$207,748,182
Total net increase	2,727,100	$29,597,328	20,984,578	$209,663,820

[1]	Period from 7-29-19 (commencement of operations) to 10-31-19.
Affiliates of the fund owned 46%, 89% and 100% of shares of Class A, Class C and Class NAV, respectively, on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
There were no purchases and sales of securities, other than short-term investments, for the six months ended April 30, 2020.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	28

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2020, funds within the John Hancock group of funds complex held 81.5% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	30.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	20.5%
John Hancock Funds II Alternative Asset Allocation	17.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.9%
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
29	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Diversified Macro Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Graham Capital Management, L.P. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       30

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       31

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       32

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Graham Capital Management, L.P.

Portfolio Managers

Pablo E. Calderini
Kenneth G. Tropin

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED MACRO FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

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GLOBAL AND INTERNATIONAL EQUITY FUNDS

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Income

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ALTERNATIVE AND SPECIALTY FUNDS

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Alternative Asset Allocation

Alternative Risk Premia

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Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

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EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

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John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

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CLOSED-END FUNDS

Financial Opportunities

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Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Diversified Macro Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182592	473SA 4/20 6/2020

John Hancock

International Dynamic Growth Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. In response to the sell-off, governments and banks in some of the hardest hit areas throughout the world enacted policies and stimulus efforts designed to reignite their respective economies. While these measures helped lift equity and fixed-income markets in the United States during the final six weeks of the period, results were mixed in other areas of the world.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Dynamic Growth Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
12	Financial statements
16	Financial highlights
21	Notes to financial statements
30	Statement regarding liquidity risk management
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charge)
MSCI All Country World ex-USA Growth Index
Morningstar U.S. foreign large growth fund category average
–2.44
–6.10
–6.98
0.73
–2.38
–3.96
2.16
–1.98
6 month
(cumulative)
1 year
Since inception
(4/17/19)

Class A shares were first offered on 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class specific expenses; otherwise, returns would vary.

The MSCI All Country World ex-USA Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/2020 (%)

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

Alibaba Group Holding, Ltd., ADR	5.1
ASML Holding NV	4.4
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.4
Kobe Bussan Company, Ltd.	3.5
Keyence Corp.	3.4
Roche Holding AG	3.4
Visa, Inc., Class A	3.3
Adobe, Inc.	3.1
JD.com, Inc., ADR	2.8
iShares Core MSCI Total International Stock ETF	2.6
TOTAL	36.0
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       3

TOP 10 COUNTRIES AS OF 4/30/2020 (%)

United States	14.2
China	13.9
Japan	12.8
Netherlands	8.8
Switzerland	8.7
France	6.8
Taiwan	4.4
Germany	4.4
Sweden	3.7
Denmark	3.3
TOTAL	81.0
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A2	-4.27	-2.80	-7.31	-2.91
Class C2	-1.10	1.35	-3.84	1.40
Class I2,3	0.99	2.42	-2.37	2.51
Class R6[2,3]	1.06	2.48	-2.31	2.58
Class NAV[3]	1.07	2.49	-2.30	2.58
Index†	-2.38	-1.98	-6.10	-2.06

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.30	2.05	1.05	0.94	0.93
Net (%)	1.20	1.95	0.95	0.84	0.83

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI All Country World ex-USA Growth Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Dynamic Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in MSCI All Country World ex-USA Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	4-17-19	10,140	10,140	9,794
Class I2,3	4-17-19	10,251	10,251	9,794
Class R6[2,3]	4-17-19	10,258	10,258	9,794
Class NAV[3]	4-17-19	10,258	10,258	9,794

The MSCI All Country World ex-USA Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 4-17-19.
2	Class A, Class C, Class I, and Class R6 shares were first offered on 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	7

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 975.60	$5.94	1.21%
	Hypothetical example	1,000.00	1,018.80	6.07	1.21%
Class C	Actual expenses/actual returns	1,000.00	971.30	9.56	1.95%
	Hypothetical example	1,000.00	1,015.20	9.77	1.95%
Class I	Actual expenses/actual returns	1,000.00	976.30	4.72	0.96%
	Hypothetical example	1,000.00	1,020.10	4.82	0.96%
Class R6	Actual expenses/actual returns	1,000.00	976.90	4.13	0.84%
	Hypothetical example	1,000.00	1,020.70	4.22	0.84%
Class NAV	Actual expenses/actual returns	1,000.00	977.00	4.08	0.83%
	Hypothetical example	1,000.00	1,020.70	4.17	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 97.1%		$266,819,918
(Cost $236,950,737)
Australia 2.6%		7,200,969
Atlassian Corp. PLC, Class A (A)	19,000	2,954,310
CSL, Ltd.	21,305	4,246,659
Belgium 1.5%		4,091,515
UCB SA	44,648	4,091,515
Brazil 1.2%		3,291,155
Magazine Luiza SA	360,100	3,291,155
Canada 2.1%		5,832,828
Lululemon Athletica, Inc. (A)	26,100	5,832,828
China 13.6%		37,503,127
Alibaba Group Holding, Ltd., ADR (A)	69,000	13,984,230
JD.com, Inc., ADR (A)	181,000	7,801,100
Kweichow Moutai Company, Ltd., Class A	17,556	3,127,495
Li Ning Company, Ltd.	1,378,500	4,352,578
Ping An Insurance Group Company of China, Ltd., H Shares	171,000	1,740,141
Tencent Holdings, Ltd.	123,600	6,497,583
Denmark 3.3%		8,992,843
Coloplast A/S, B Shares	16,859	2,659,068
Novo Nordisk A/S, B Shares	99,291	6,333,775
France 6.8%		18,793,394
Airbus SE (A)	10,783	682,767
Dassault Systemes SE	17,411	2,550,208
Ingenico Group SA	21,257	2,674,520
L'Oreal SA	12,989	3,776,453
LVMH Moet Hennessy Louis Vuitton SE	11,180	4,322,127
Teleperformance	21,371	4,787,319
Germany 4.4%		11,969,149
Carl Zeiss Meditec AG, Bearer Shares	12,930	1,275,005
CTS Eventim AG & Company KGaA	15,726	653,761
Deutsche Boerse AG	35,584	5,516,912
Puma SE (A)	22,969	1,442,816
TeamViewer AG (A)	71,110	3,080,655
Hong Kong 1.0%		2,632,184
AIA Group, Ltd.	286,800	2,632,184
Indonesia 0.4%		1,066,115
Bank Rakyat Indonesia Persero Tbk PT	5,861,400	1,066,115
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	9

	Shares	Value
Ireland 1.3%		$3,516,778
Experian PLC	117,108	3,516,778
Israel 1.6%		4,255,370
Nice, Ltd., ADR (A)(B)	25,900	4,255,370
Italy 1.1%		3,149,584
Ferrari NV	6,900	1,073,778
Nexi SpA (A)(C)	136,841	2,075,806
Japan 12.8%		35,046,664
Anritsu Corp. (B)	295,800	6,021,155
Keyence Corp.	26,050	9,300,166
Kobe Bussan Company, Ltd.	200,800	9,700,444
Lasertec Corp.	42,500	2,810,803
Sony Corp.	112,100	7,214,096
Netherlands 8.8%		24,115,563
Adyen NV (A)(C)	6,796	6,718,565
ASML Holding NV (B)	41,810	12,212,144
Wolters Kluwer NV (B)	70,396	5,184,854
New Zealand 1.5%		4,248,557
Xero, Ltd. (A)	83,100	4,248,557
South Korea 1.9%		5,096,078
SK Hynix, Inc.	74,052	5,096,078
Sweden 3.7%		10,113,557
Atlas Copco AB, A Shares	171,390	5,906,867
Evolution Gaming Group AB (C)	91,856	4,206,690
Switzerland 8.7%		23,991,320
Lonza Group AG	14,241	6,218,554
Nestle SA	67,963	7,197,963
Roche Holding AG	26,659	9,231,942
Straumann Holding AG	1,765	1,342,861
Taiwan 4.4%		12,209,274
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	229,800	12,209,274
United Kingdom 2.8%		7,809,361
AstraZeneca PLC	54,355	5,685,074
Rentokil Initial PLC	357,048	2,124,287
United States 11.6%		31,894,533
Adobe, Inc. (A)	23,880	8,444,920
Alphabet, Inc., Class A (A)	1,315	1,770,911
Microsoft Corp.	37,880	6,788,475
ServiceNow, Inc. (A)	16,480	5,793,379
10	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Visa, Inc., Class A	50,900	$9,096,848
Exchange-traded funds 2.6%		$7,310,820
(Cost $7,211,429)
iShares Core MSCI Total International Stock ETF (B)	145,200	7,310,820
Participatory notes 0.3%		$712,576
(Cost $564,440)
Kweichow Moutai Company, Ltd., issued by HSBC Bank PLC, 12-04-24 (A)	4,000	712,576

	Yield (%)	Shares	Value
Short-term investments 9.9%			$27,074,627
(Cost $27,061,631)
Short-term funds 9.9%			27,074,627
John Hancock Collateral Trust (D)	0.6614(E)	2,705,190	27,074,627

Total investments (Cost $271,788,237) 109.9%	$301,917,941
Other assets and liabilities, net (9.9%)	(27,076,617)
Total net assets 100.0%	$274,841,324

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-20.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $274,389,142. Net unrealized appreciation aggregated to $27,528,799, of which $31,370,458 related to gross unrealized appreciation and $3,841,659 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $244,726,606) including $25,833,612 of securities loaned	$274,843,314
Affiliated investments, at value (Cost $27,061,631)	27,074,627
Total investments, at value (Cost $271,788,237)	301,917,941
Cash	1,277,224
Foreign currency, at value (Cost $206,199)	206,254
Dividends and interest receivable	385,443
Receivable for fund shares sold	12,272
Receivable for investments sold	6,160,618
Receivable for securities lending income	20,587
Receivable from affiliates	658
Other assets	91,157
Total assets	310,072,154
Liabilities
Payable for investments purchased	7,376,900
Payable for fund shares repurchased	700,000
Payable upon return of securities loaned	27,067,802
Payable to affiliates
Accounting and legal services fees	12,516
Transfer agent fees	1,358
Trustees' fees	549
Other liabilities and accrued expenses	71,705
Total liabilities	35,230,830
Net assets	$274,841,324
Net assets consist of
Paid-in capital	$266,216,754
Total distributable earnings (loss)	8,624,570
Net assets	$274,841,324

12	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,763,917 ÷ 172,633 shares)[1]	$10.22
Class C ($85,303 ÷ 8,408 shares)[1]	$10.15
Class I ($10,942,727 ÷ 1,069,645 shares)	$10.23
Class R6 ($50,699 ÷ 4,955 shares)	$10.23
Class NAV ($261,998,678 ÷ 25,601,094 shares)	$10.23
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.76

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	13

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Dividends	$1,370,222
Securities lending	149,109
Interest	115,618
Less foreign taxes withheld	(152,527)
Total investment income	1,482,422
Expenses
Investment management fees	1,285,152
Distribution and service fees	1,804
Accounting and legal services fees	29,250
Transfer agent fees	3,530
Trustees' fees	2,056
Custodian fees	67,945
State registration fees	46,344
Printing and postage	8,407
Professional fees	49,930
Other	2,603
Total expenses	1,497,021
Less expense reductions	(174,304)
Net expenses	1,322,717
Net investment income	159,705
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(14,253,587)
Affiliated investments	(6,107)
(14,259,694)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	8,768,171
Affiliated investments	13,289
8,781,460
Net realized and unrealized loss	(5,478,234)
Decrease in net assets from operations	$(5,318,529)
14	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Period ended 10-31-19[1]
Increase (decrease) in net assets
From operations
Net investment income	$159,705	$934,951
Net realized loss	(14,259,694)	(7,397,617)
Change in net unrealized appreciation (depreciation)	8,781,460	21,339,178
Increase (decrease) in net assets resulting from operations	(5,318,529)	14,876,512
Distributions to shareholders
From earnings
Class A	(303)	—
Class I	(272)	—
Class R6	(148)	—
Class NAV	(948,844)	—
Total distributions	(949,567)	—
From fund share transactions	(56,859,770)	323,092,678
Total increase (decrease)	(63,127,866)	337,969,190
Net assets
Beginning of period	337,969,190	—
End of period	$274,841,324	$337,969,190

[1]	Period from 4-17-19 (commencement of operations) to 10-31-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	15

Financial highlights
CLASS A SHARES	Period ended 4-30-20[1]	Period ended 10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.48	$10.09
Net investment loss[3]	— [4]	(0.02)
Net realized and unrealized gain (loss) on investments	(0.26)	0.41
Total from investment operations	(0.26)	0.39
Less distributions
From net investment income	— [4]	—
Net asset value, end of period	$10.22	$10.48
Total return (%)[5,6]	(2.44) [7]	3.87 [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32 [8]	1.33 [8]
Expenses including reductions	1.21 [8]	1.20 [8]
Net investment loss	(0.05) [8]	(0.31) [8]
Portfolio turnover (%)	69	48

[1]	Six months ended 4-30-20. Unaudited.
[2]	The inception date for Class A shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
16	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES	Period ended 4-30-20[1]	Period ended 10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.44	$10.09
Net investment loss[3]	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.24)	0.39
Total from investment operations	(0.29)	0.35
Net asset value, end of period	$10.15	$10.44
Total return (%)[4,5]	(2.87) [6]	3.47 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.06 [8]	2.08 [8]
Expenses including reductions	1.95 [8]	1.95 [8]
Net investment loss	(0.96) [8]	(0.75) [8]
Portfolio turnover (%)	69	48

[1]	Six months ended 4-30-20. Unaudited.
[2]	The inception date for Class C shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	17

CLASS I SHARES	Period ended 4-30-20[1]	Period ended 10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.50	$10.09
Net investment income[3]	0.03	0.02
Net realized and unrealized gain (loss) on investments	(0.28)	0.38
Total from investment operations	(0.25)	0.40
Less distributions
From net investment income	(0.02)	—
Net asset value, end of period	$10.23	$10.50
Total return (%)[4]	(2.37) [5]	4.06 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07 [7]	1.08 [7]
Expenses including reductions	0.96 [7]	0.95 [7]
Net investment income	0.69 [7]	0.31 [7]
Portfolio turnover (%)	69	48

[1]	Six months ended 4-30-20. Unaudited.
[2]	The inception date for Class I shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
18	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES	Period ended 4-30-20[1]	Period ended 10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.50	$10.09
Net investment income[3]	0.01	0.02
Net realized and unrealized gain (loss) on investments	(0.25)	0.39
Total from investment operations	(0.24)	0.41
Less distributions
From net investment income	(0.03)	—
Net asset value, end of period	$10.23	$10.50
Total return (%)[4]	(2.31) [5]	4.06 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95 [7]	0.98 [7]
Expenses including reductions	0.84 [7]	0.84 [7]
Net investment income	0.11 [7]	0.45 [7]
Portfolio turnover (%)	69	48

[1]	Six months ended 4-30-20. Unaudited.
[2]	The inception date for Class R6 shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	19

CLASS NAV SHARES	Period ended 4-30-20[1]	Period ended 10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.50	$10.00
Net investment income[3]	— [4]	0.03
Net realized and unrealized gain (loss) on investments	(0.24)	0.47
Total from investment operations	(0.24)	0.50
Less distributions
From net investment income	(0.03)	—
Net asset value, end of period	$10.23	$10.50
Total return (%)[5]	(2.30) [6]	5.00 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$262	$337
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94 [7]	0.96 [7]
Expenses including reductions	0.83 [7]	0.83 [7]
Net investment income	0.09 [7]	0.62 [7]
Portfolio turnover (%)	69	48

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 4-17-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Annualized.
20	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Dynamic Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	21

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$7,200,969	$2,954,310	$4,246,659	—
Belgium	4,091,515	—	4,091,515	—
Brazil	3,291,155	3,291,155	—	—
Canada	5,832,828	5,832,828	—	—
China	37,503,127	21,785,330	15,717,797	—
Denmark	8,992,843	—	8,992,843	—
France	18,793,394	—	18,793,394	—
Germany	11,969,149	—	11,969,149	—
Hong Kong	2,632,184	—	2,632,184	—
Indonesia	1,066,115	—	1,066,115	—
Ireland	3,516,778	—	3,516,778	—
Israel	4,255,370	4,255,370	—	—
Italy	3,149,584	1,073,778	2,075,806	—
Japan	35,046,664	—	35,046,664	—
Netherlands	24,115,563	—	24,115,563	—
New Zealand	4,248,557	—	4,248,557	—
South Korea	5,096,078	—	5,096,078	—
Sweden	10,113,557	—	10,113,557	—
Switzerland	23,991,320	—	23,991,320	—
Taiwan	12,209,274	12,209,274	—	—
United Kingdom	7,809,361	—	7,809,361	—
United States	31,894,533	31,894,533	—	—
22	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Exchange-traded funds	$7,310,820	$7,310,820	—	—
Participatory notes	712,576	—	$712,576	—
Short-term investments	27,074,627	27,074,627	—	—
Total investments in securities	$301,917,941	$117,682,025	$184,235,916	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2020, the fund loaned securities valued at $25,833,612 and received $27,067,802 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	23

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $1,653.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a short-term capital loss carryforward of $4,645,147 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
24	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.810% of the first $1 billion of the fund’s average daily net assets; and (b) 0.750% of the fund’s average daily net assets in excess of $1 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on all assets. The Advisor has a subadvisory agreement with Axiom International Investors, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.83% of average daily net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This current limitation expires on February 28, 2021, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	25

Class	Expense reduction
Class A	$664
Class C	45
Class I	2,855
Class	Expense reduction
Class R6	$29
Class NAV	170,711
Total	$174,304
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $382 for the six months ended April 30, 2020. Of this amount, $59 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $323 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
26	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,410	$710
Class C	394	50
Class I	—	2,767
Class R6	—	3
Total	$1,804	$3,530
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$6,028,500	2	0.525%	$(176)
Lender	6,103,044	1	1.550%	263
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the period ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Period ended 10-31-19[1]
	Shares	Amount	Shares	Amount
Class A shares[2]
Sold	149,944	$1,641,085	65,429	$661,130
Distributions reinvested	28	303	—	—
Repurchased	(33,424)	(353,662)	(9,344)	(96,269)
Net increase	116,548	$1,287,726	56,085	$564,861
Class C shares[2]
Sold	1,375	$14,997	7,184	$72,084
Repurchased	(151)	(1,498)	—	—
Net increase	1,224	$13,499	7,184	$72,084
Class I shares[2]
Sold	1,213,928	$14,088,566	7,286	$74,050
Distributions reinvested	15	161	—	—
Repurchased	(151,584)	(1,450,519)	—	—
Net increase	1,062,359	$12,638,208	7,286	$74,050
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	27

	Six Months Ended 4-30-20		Period ended 10-31-19[1]
	Shares	Amount	Shares	Amount
Class R6 shares[2]
Sold	—	—	4,955	$50,000
Net increase	—	—	4,955	$50,000
Class NAV shares
Sold	449,476	$4,265,496	34,497,810	$346,799,399
Distributions reinvested	86,494	948,844	—	—
Repurchased	(7,038,893)	(76,013,543)	(2,393,793)	(24,467,716)
Net increase	(6,502,923)	$(70,799,203)	32,104,017	$322,331,683
Total net increase (decrease)	(5,322,792)	$(56,859,770)	32,179,527	$323,092,678

[1]	Period from 4-17-19 (commencement of operations) to 10-31-19.
[2]	The inception date for Class A, Class C, Class I and Class R6 shares is 5-3-19.
Affiliates of the fund owned 59%, 100% and 100% of shares of Class C, Class R6 and Class NAV, respectively, on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $217,017,374 and $274,682,706, respectively, for the six months ended April 30, 2020.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2020, funds within the John Hancock group of funds complex held 95.3% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	36.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	26.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.5%
28	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,705,190	$10,468,469	$61,500,619	$(44,901,643)	$(6,107)	$13,289	$149,109	—	$27,074,627

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	29

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock International Dynamic Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Axiom International Investors LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       30

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       31

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       32

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Axiom International Investors LLC

Portfolio Managers

Bradley Amoils
Andrew Jacobson, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock International Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182621	474SA 4/20 6/2020

John Hancock

Emerging Markets Equity Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. In response to the sell-off, governments and banks in some of the hardest hit areas throughout the world enacted policies and stimulus efforts designed to reignite their respective economies. While these measures helped lift equity and fixed-income markets in the United States during the final six weeks of the period, results were mixed in other areas of the world.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
12	Financial statements
15	Financial highlights
22	Notes to financial statements
31	Statement regarding liquidity risk management
34	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charge)
MSCI Emerging Markets Index
Morningstar U.S. diversified emerging markets fund category average
2.98
0.57
–1.20
1.88
1.41
–8.48
–10.50
–12.86
–7.46
–12.00
–13.11
6 month
(cumulative)
1 year
3 year
Since inception
(6/16/15)

The MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 4/30/2020 (%)

SECTOR COMPOSITION AS OF 4/30/2020 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       3

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

Alibaba Group Holding, Ltd., ADR	5.4
Tencent Holdings, Ltd.	5.2
Samsung Electronics Company, Ltd.	4.9
Ping An Insurance Group Company of China, Ltd., H Shares	4.1
AIA Group, Ltd.	3.4
Naspers, Ltd., N Shares	3.2
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0
NAVER Corp.	2.7
MediaTek, Inc.	2.6
Reliance Industries, Ltd.	2.5
TOTAL	37.0
As a percentage of net assets.
Cash and cash equivalents are not included.

TOP 10 COUNTRIES AS OF 4/30/2020 (%)

China	31.6
South Korea	14.1
Taiwan	11.7
Hong Kong	8.8
India	7.8
Russia	4.9
Brazil	4.3
United Kingdom	3.4
South Africa	3.2
Indonesia	1.5
TOTAL	91.3
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-12.08	0.80	-13.08	3.99
Class C	-9.03	1.16	-9.71	5.79
Class I2	-7.21	2.15	-8.30	10.93
Class R2[2]	-7.49	1.97	-8.42	9.98
Class R4[2]	-7.26	2.09	-8.36	10.59
Class R6[2]	-7.12	2.26	-8.30	11.52
Class NAV[2]	-7.11	2.26	-8.29	11.52
Index†	-12.00	1.41	-10.50	7.09

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.43	2.13	1.13	1.53	1.38	1.03	1.02
Net (%)	1.42	2.12	1.12	1.52	1.27	1.02	1.01

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-16-15	10,579	10,579	10,709
Class I2	6-16-15	11,093	11,093	10,709
Class R2[2]	6-16-15	10,998	10,998	10,709
Class R4[2]	6-16-15	11,059	11,059	10,709
Class R6[2]	6-16-15	11,152	11,152	10,709
Class NAV[2]	6-16-15	11,152	11,152	10,709

The MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-16-15.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	7

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 915.20	$ 6.81	1.43%
	Hypothetical example	1,000.00	1,017.80	7.17	1.43%
Class C	Actual expenses/actual returns	1,000.00	911.90	10.13	2.13%
	Hypothetical example	1,000.00	1,014.30	10.67	2.13%
Class I	Actual expenses/actual returns	1,000.00	917.00	5.39	1.13%
	Hypothetical example	1,000.00	1,019.20	5.67	1.13%
Class R2	Actual expenses/actual returns	1,000.00	915.80	6.67	1.40%
	Hypothetical example	1,000.00	1,017.90	7.02	1.40%
Class R4	Actual expenses/actual returns	1,000.00	916.40	5.62	1.18%
	Hypothetical example	1,000.00	1,019.00	5.92	1.18%
Class R6	Actual expenses/actual returns	1,000.00	917.00	4.86	1.02%
	Hypothetical example	1,000.00	1,019.80	5.12	1.02%
Class NAV	Actual expenses/actual returns	1,000.00	917.10	4.77	1.00%
	Hypothetical example	1,000.00	1,019.90	5.02	1.00%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 91.8%		$1,567,248,499
(Cost $1,428,992,893)
Argentina 1.0%		17,429,444
MercadoLibre, Inc. (A)	29,870	17,429,444
Brazil 4.3%		72,908,217
B3 SA - Brasil Bolsa Balcao	1,702,600	12,029,256
Magazine Luiza SA	1,706,700	15,598,483
Notre Dame Intermedica Participacoes SA	1,743,146	17,569,619
Pagseguro Digital, Ltd., Class A (A)	397,284	10,063,204
Raia Drogasil SA	490,000	9,441,549
StoneCo, Ltd., Class A (A)	311,073	8,206,106
China 31.6%		539,696,944
Alibaba Group Holding, Ltd., ADR (A)	452,855	91,780,122
China International Travel Service Corp., Ltd., Class A	1,480,816	18,982,118
CNOOC, Ltd.	30,594,000	33,825,407
Hangzhou Tigermed Consulting Company, Ltd., Class A	1,579,961	16,936,230
JD.com, Inc., ADR (A)	557,667	24,035,448
Kingdee International Software Group Company, Ltd.	18,246,000	26,094,964
Kweichow Moutai Company, Ltd., Class A	145,831	25,978,906
Meituan Dianping, Class B (A)	1,708,200	22,871,239
Ping An Bank Company, Ltd., Class A	14,234,367	27,772,819
Ping An Healthcare and Technology Company, Ltd. (A)(B)	2,645,400	36,443,016
Ping An Insurance Group Company of China, Ltd., H Shares	6,822,000	69,422,456
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	315,806	11,314,686
TAL Education Group, ADR (A)	308,189	16,700,762
Tencent Holdings, Ltd.	1,693,400	89,021,086
Wuxi Biologics Cayman, Inc. (A)(B)	1,832,000	28,517,685
Hong Kong 8.8%		149,567,991
AIA Group, Ltd.	6,375,800	58,515,622
China Resources Beer Holdings Company, Ltd.	5,240,000	24,679,408
Hong Kong Exchanges & Clearing, Ltd.	1,031,900	33,084,949
Pacific Basin Shipping, Ltd.	84,242,000	10,320,588
Techtronic Industries Company, Ltd.	3,029,000	22,967,424
India 7.8%		133,083,699
Colgate-Palmolive India, Ltd.	864,104	16,735,115
HDFC Bank, Ltd.	2,753,019	36,087,000
Housing Development Finance Corp., Ltd.	781,169	19,761,063
Reliance Industries, Ltd.	2,155,347	41,849,274
UltraTech Cement, Ltd.	400,932	18,651,247
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	9

	Shares	Value
Indonesia 1.5%		$25,912,352
Bank Central Asia Tbk PT	14,959,300	25,912,352
Mexico 0.6%		9,992,232
Fomento Economico Mexicano SAB de CV	1,548,600	9,992,232
Peru 1.0%		16,775,777
Credicorp, Ltd.	112,574	16,775,777
Poland 1.0%		16,941,927
Dino Polska SA (A)(B)	400,615	16,941,927
Russia 4.9%		82,965,576
LUKOIL PJSC, ADR	438,977	28,344,745
Sberbank of Russia PJSC, ADR	3,014,285	31,680,135
Yandex NV, Class A (A)	607,218	22,940,696
South Africa 3.2%		55,170,869
Naspers, Ltd., N Shares	354,458	55,170,869
South Korea 9.2%		156,881,798
LG Chem, Ltd.	100,590	31,254,652
LG Household & Health Care, Ltd.	32,781	37,173,541
NAVER Corp.	289,396	46,919,938
SK Hynix, Inc.	603,533	41,533,667
Taiwan 11.7%		199,858,867
ASE Technology Holding Company, Ltd.	11,024,000	24,558,308
LandMark Optoelectronics Corp.	3,812,000	35,582,550
MediaTek, Inc.	3,171,000	43,786,561
Taiwan Semiconductor Manufacturing Company, Ltd.	5,117,000	51,619,272
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	563,137	29,919,469
Win Semiconductors Corp.	1,610,000	14,392,707
Thailand 0.7%		12,732,172
Thai Beverage PCL	26,157,300	12,732,172
United Arab Emirates 1.1%		18,927,781
Network International Holdings PLC (A)(B)	3,629,074	18,927,781
United Kingdom 3.4%		58,402,853
Anglo American PLC	1,937,287	34,454,598

Mondi PLC	1,356,133	23,948,255
Preferred securities 4.9%		$84,270,834
(Cost $59,935,723)
South Korea 4.9%		84,270,834
Samsung Electronics Company, Ltd.	2,430,963	84,270,834

10	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 4.3%			$74,055,008
(Cost $74,055,008)
Short-term funds 4.3%			74,055,008
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.1671(C)	74,055,008	74,055,008

Total investments (Cost $1,562,983,624) 101.0%	$1,725,574,341
Other assets and liabilities, net (1.0%)	(17,488,633)
Total net assets 100.0%	$1,708,085,708

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 4-30-20.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $1,569,579,939. Net unrealized appreciation aggregated to $155,994,402, of which $246,758,356 related to gross unrealized appreciation and $90,763,954 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,562,983,624)	$1,725,574,341
Foreign currency, at value (Cost $2,112)	2,119
Dividends and interest receivable	3,247,294
Receivable for fund shares sold	143,890
Other assets	150,287
Total assets	1,729,117,931
Liabilities
Foreign capital gains tax payable	1,762,416
Payable for investments purchased	18,776,829
Payable for fund shares repurchased	62,723
Payable to affiliates
Accounting and legal services fees	87,108
Transfer agent fees	412
Distribution and service fees	46
Trustees' fees	3,945
Other liabilities and accrued expenses	338,744
Total liabilities	21,032,223
Net assets	$1,708,085,708
Net assets consist of
Paid-in capital	$1,636,041,245
Total distributable earnings (loss)	72,044,463
Net assets	$1,708,085,708

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($3,476,678 ÷ 353,751 shares)[1]	$9.83
Class C ($303,692 ÷ 31,526 shares)[1]	$9.63
Class I ($228,712 ÷ 23,239 shares)	$9.84
Class R2 ($72,349 ÷ 7,367 shares)	$9.82
Class R4 ($54,056 ÷ 5,497 shares)	$9.83
Class R6 ($1,503,876 ÷ 152,808 shares)	$9.84
Class NAV ($1,702,446,345 ÷ 173,021,314 shares)	$9.84
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.35

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Dividends	$11,070,288
Interest	231,399
Less foreign taxes withheld	(984,831)
Total investment income	10,316,856
Expenses
Investment management fees	8,726,418
Distribution and service fees	6,787
Accounting and legal services fees	169,882
Transfer agent fees	2,602
Trustees' fees	17,682
Custodian fees	467,625
State registration fees	44,251
Printing and postage	9,903
Professional fees	41,975
Other	49,998
Total expenses	9,537,123
Less expense reductions	(67,833)
Net expenses	9,469,290
Net investment income	847,566
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(27,901,514)
(27,901,514)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(120,367,695)
(120,367,695)
Net realized and unrealized loss	(148,269,209)
Decrease in net assets from operations	$(147,421,643)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$847,566	$41,809,054
Net realized loss	(27,901,514)	(53,004,660)
Change in net unrealized appreciation (depreciation)	(120,367,695)	254,052,793
Increase (decrease) in net assets resulting from operations	(147,421,643)	242,857,187
Distributions to shareholders
From earnings
Class A	(72,935)	(178,084)
Class C	(2,533)	(7,905)
Class I	(5,271)	(5,348)
Class R2	(1,731)	(3,759)
Class R4	(1,313)	(3,714)
Class R6	(28,750)	(38,064)
Class NAV	(48,499,558)	(99,101,719)
Total distributions	(48,612,091)	(99,338,593)
From fund share transactions	(110,607,042)	857,990,056
Total increase (decrease)	(306,640,776)	1,001,508,650
Net assets
Beginning of period	2,014,726,484	1,013,217,834
End of period	$1,708,085,708	$2,014,726,484
14	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.95	$10.19	$11.85	$9.29	$8.99	$10.00
Net investment income (loss)[3]	(0.02) [4]	0.19	0.10	0.04	0.02	0.01
Net realized and unrealized gain (loss) on investments	(0.87)	1.27	(1.59)	2.53	0.28	(1.02)
Total from investment operations	(0.89)	1.46	(1.49)	2.57	0.30	(1.01)
Less distributions
From net investment income	(0.23)	(0.04)	(0.04)	(0.01)	—	—
From net realized gain	—	(0.66)	(0.13)	—	—	—
Total distributions	(0.23)	(0.70)	(0.17)	(0.01)	—	—
Net asset value, end of period	$9.83	$10.95	$10.19	$11.85	$9.29	$8.99
Total return (%)[5,6]	(8.48) [7]	15.56	(12.79)	27.78	3.34	(10.10) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$3	$3	$— [8]	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44 [9]	1.42	1.44	1.51	1.58	1.64 [9]
Expenses including reductions	1.43 [9]	1.42	1.44	1.50	1.50	1.50 [9]
Net investment income (loss)	(0.32) [4,9]	1.80	0.87	0.37	0.24	0.44 [9]
Portfolio turnover (%)	23	38	50	54	42	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	15

CLASS C SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.71	$10.00	$11.68	$9.20	$8.97	$10.00
Net investment income (loss)[3]	(0.05) [4]	0.11	— [5]	(0.05)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.87)	1.26	(1.55)	2.53	0.26	(1.02)
Total from investment operations	(0.92)	1.37	(1.55)	2.48	0.23	(1.03)
Less distributions
From net investment income	(0.16)	—	—	—	—	—
From net realized gain	—	(0.66)	(0.13)	—	—	—
Total distributions	(0.16)	(0.66)	(0.13)	—	—	—
Net asset value, end of period	$9.63	$10.71	$10.00	$11.68	$9.20	$8.97
Total return (%)[6,7]	(8.81) [8]	14.74	(13.44)	26.96	2.56	(10.30) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [9]	$— [9]	$— [9]	$— [9]	$— [9]	$— [9]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.14 [10]	2.12	2.14	2.21	2.28	2.35 [10]
Expenses including reductions	2.13 [10]	2.12	2.14	2.20	2.20	2.20 [10]
Net investment income (loss)	(0.92) [4,10]	1.08	(0.03)	(0.53)	(0.36)	(0.17) [10]
Portfolio turnover (%)	23	38	50	54	42	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Less than $500,000.
[10]	Annualized.
16	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.98	$10.22	$11.89	$9.31	$9.00	$10.00
Net investment income[3]	— [4,5]	0.26	0.12	0.07	0.05	0.03
Net realized and unrealized gain (loss) on investments	(0.88)	1.24	(1.59)	2.55	0.27	(1.03)
Total from investment operations	(0.88)	1.50	(1.47)	2.62	0.32	(1.00)
Less distributions
From net investment income	(0.26)	(0.08)	(0.07)	(0.04)	(0.01)	—
From net realized gain	—	(0.66)	(0.13)	—	—	—
Total distributions	(0.26)	(0.74)	(0.20)	(0.04)	(0.01)	—
Net asset value, end of period	$9.84	$10.98	$10.22	$11.89	$9.31	$9.00
Total return (%)[6]	(8.30) [7]	15.81	(12.52)	28.15	3.53	(10.00) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [8]	$— [8]	$— [8]	$— [8]	$— [8]	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14 [9]	1.13	1.15	1.20	1.26	1.33 [9]
Expenses including reductions	1.13 [9]	1.12	1.15	1.20	1.25	1.25 [9]
Net investment income (loss)	(0.04) [4,9]	2.53	0.97	0.66	0.63	0.78 [9]
Portfolio turnover (%)	23	38	50	54	42	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	17

CLASS R2 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.95	$10.19	$11.86	$9.30	$8.99	$10.00
Net investment income (loss)[3]	(0.02) [4]	0.21	0.09	0.05	0.04	0.02
Net realized and unrealized gain (loss) on investments	(0.87)	1.27	(1.58)	2.54	0.27	(1.03)
Total from investment operations	(0.89)	1.48	(1.49)	2.59	0.31	(1.01)
Less distributions
From net investment income	(0.24)	(0.06)	(0.05)	(0.03)	—	—
From net realized gain	—	(0.66)	(0.13)	—	—	—
Total distributions	(0.24)	(0.72)	(0.18)	(0.03)	—	—
Net asset value, end of period	$9.82	$10.95	$10.19	$11.86	$9.30	$8.99
Total return (%)[5]	(8.42) [6]	15.67	(12.74)	27.94	3.45	(10.10) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41 [8]	1.34	1.30	1.36	1.42	1.48 [8]
Expenses including reductions	1.40 [8]	1.33	1.29	1.35	1.41	1.48 [8]
Net investment income (loss)	(0.31) [4,8]	2.02	0.71	0.47	0.44	0.56 [8]
Portfolio turnover (%)	23	38	50	54	42	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
18	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.97	$10.21	$11.88	$9.31	$8.99	$10.00
Net investment income[3]	— [4,5]	0.20	0.10	0.06	0.05	0.02
Net realized and unrealized gain (loss) on investments	(0.89)	1.29	(1.58)	2.55	0.27	(1.03)
Total from investment operations	(0.89)	1.49	(1.48)	2.61	0.32	(1.01)
Less distributions
From net investment income	(0.25)	(0.07)	(0.06)	(0.04)	— [5]	—
From net realized gain	—	(0.66)	(0.13)	—	—	—
Total distributions	(0.25)	(0.73)	(0.19)	(0.04)	— [5]	—
Net asset value, end of period	$9.83	$10.97	$10.21	$11.88	$9.31	$8.99
Total return (%)[6]	(8.36) [7]	15.77	(12.58)	28.04	3.59	(10.10) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [8]	$— [8]	$— [8]	$— [8]	$— [8]	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28 [9]	1.28	1.31	1.36	1.42	1.48 [9]
Expenses including reductions	1.18 [9]	1.17	1.20	1.26	1.31	1.35 [9]
Net investment income (loss)	(0.07) [4,9]	1.93	0.82	0.59	0.54	0.68 [9]
Portfolio turnover (%)	23	38	50	54	42	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	19

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.99	$10.22	$11.89	$9.32	$9.00	$10.00
Net investment income[3]	0.01 [4]	0.26	0.17	0.09	0.06	0.03
Net realized and unrealized gain (loss) on investments	(0.89)	1.26	(1.63)	2.53	0.27	(1.03)
Total from investment operations	(0.88)	1.52	(1.46)	2.62	0.33	(1.00)
Less distributions
From net investment income	(0.27)	(0.09)	(0.08)	(0.05)	(0.01)	—
From net realized gain	—	(0.66)	(0.13)	—	—	—
Total distributions	(0.27)	(0.75)	(0.21)	(0.05)	(0.01)	—
Net asset value, end of period	$9.84	$10.99	$10.22	$11.89	$9.32	$9.00
Total return (%)[5]	(8.30) [6]	16.08	(12.52)	28.33	3.69	(10.00) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02 [8]	1.02	1.05	1.11	1.17	1.23 [8]
Expenses including reductions	1.02 [8]	1.01	1.04	1.10	1.14	1.21 [8]
Net investment income	0.13 [4,8]	2.48	1.45	0.88	0.71	0.82 [8]
Portfolio turnover (%)	23	38	50	54	42	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
20	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.99	$10.22	$11.89	$9.32	$9.00	$10.00
Net investment income[3]	— [4,5]	0.24	0.14	0.08	0.07	0.02
Net realized and unrealized gain (loss) on investments	(0.88)	1.28	(1.60)	2.54	0.26	(1.02)
Total from investment operations	(0.88)	1.52	(1.46)	2.62	0.33	(1.00)
Less distributions
From net investment income	(0.27)	(0.09)	(0.08)	(0.05)	(0.01)	—
From net realized gain	—	(0.66)	(0.13)	—	—	—
Total distributions	(0.27)	(0.75)	(0.21)	(0.05)	(0.01)	—
Net asset value, end of period	$9.84	$10.99	$10.22	$11.89	$9.32	$9.00
Total return (%)[6]	(8.29) [7]	16.10	(12.51)	28.33	3.65	(10.00) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,702	$2,010	$1,010	$1,076	$859	$365
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01 [8]	1.01	1.04	1.10	1.15	1.22 [8]
Expenses including reductions	1.00 [8]	1.00	1.03	1.09	1.14	1.21 [8]
Net investment income	0.09 [4,8]	2.29	1.18	0.75	0.77	0.61 [8]
Portfolio turnover (%)	23	38	50	54	42	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
22	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Argentina	$17,429,444	$17,429,444	—	—
Brazil	72,908,217	72,908,217	—	—
China	539,696,944	132,516,332	$407,180,612	—
Hong Kong	149,567,991	—	149,567,991	—
India	133,083,699	—	133,083,699	—
Indonesia	25,912,352	—	25,912,352	—
Mexico	9,992,232	9,992,232	—	—
Peru	16,775,777	16,775,777	—	—
Poland	16,941,927	—	16,941,927	—
Russia	82,965,576	82,965,576	—	—
South Africa	55,170,869	—	55,170,869	—
South Korea	156,881,798	—	156,881,798	—
Taiwan	199,858,867	29,919,469	169,939,398	—
Thailand	12,732,172	—	12,732,172	—
United Arab Emirates	18,927,781	—	18,927,781	—
United Kingdom	58,402,853	—	58,402,853	—
Preferred securities	84,270,834	—	84,270,834	—
Short-term investments	74,055,008	74,055,008	—	—
Total investments in securities	$1,725,574,341	$436,562,055	$1,289,012,286	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	23

ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2020 were $3,347.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
24	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a short-term capital loss carryforward of $43,249,387 and a long-term capital loss carryforward of $10,914,194 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $500 million of the fund’s average daily net assets; (b) 1.000% of the next $500 million of the fund’s average daily net assets; (c) 0.950% of the fund’s average daily net assets, if aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the rate applies retroactively to all assets; and (d) 0.900% of the fund’s average daily net assets, if the aggregate net assets exceed $2 billion, the rate applies retroactively to all assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	25

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$125
Class C	10
Class I	9
Class R2	3
Class	Expense reduction
Class R4	$2
Class R6	43
Class NAV	67,613
Total	$67,805

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.92% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $28 for Class R4 shares for the six months ended April 30, 2020.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,786 for the six months ended April 30, 2020. Of this amount, $299 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,487 was paid as sales commissions to broker-dealers.
26	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, CDSCs received by the Distributor amounted to $24 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$5,221	$2,184
Class C	1,342	169
Class I	—	159
Class R2	150	5
Class R4	74	4
Class R6	—	81
Total	$6,787	$2,602
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$10,945,219	19	1.550%	$(8,954)
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	27

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the year ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	74,178	$771,175	204,547	$2,154,740
Distributions reinvested	6,518	72,935	18,825	178,084
Repurchased	(44,667)	(462,647)	(177,952)	(1,826,338)
Net increase	36,029	$381,463	45,420	$506,486
Class C shares
Sold	27,051	$290,011	7,652	$78,162
Distributions reinvested	230	2,532	850	7,905
Repurchased	(12,006)	(115,673)	(4,306)	(44,433)
Net increase	15,275	$176,870	4,196	$41,634
Class I shares
Sold	66,691	$739,832	43,290	$446,236
Distributions reinvested	374	4,185	239	2,260
Repurchased	(62,759)	(682,400)	(31,849)	(319,812)
Net increase	4,306	$61,617	11,680	$128,684
Class R2 shares
Sold	7	$66	2,009	$22,000
Distributions reinvested	66	735	77	728
Net increase	73	$801	2,086	$22,728
Class R4 shares
Sold	352	$3,782	154	$1,589
Distributions reinvested	23	252	67	631
Repurchased	(77)	(837)	(80)	(842)
Net increase	298	$3,197	141	$1,378
Class R6 shares
Sold	59,651	$648,090	52,180	$538,413
Distributions reinvested	2,572	28,750	4,028	38,065
Repurchased	(15,382)	(181,120)	(915)	(9,951)
Net increase	46,841	$495,720	55,293	$566,527
28	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	6,394,616	$65,615,028	86,932,990	$898,101,859
Distributions reinvested	4,338,064	48,499,558	10,486,954	99,101,719
Repurchased	(20,648,299)	(225,841,296)	(13,256,063)	(140,480,959)
Net increase (decrease)	(9,915,619)	$(111,726,710)	84,163,881	$856,722,619
Total net increase (decrease)	(9,812,797)	$(110,607,042)	84,282,697	$857,990,056
Affiliates of the fund owned 18%, 57%, 76%, 95% and 100% of shares of Class I, Class R2, Class R4, Class R6 and Class NAV, respectively, on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $423,100,857 and $633,479,277, respectively, for the six months ended April 30, 2020.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2020, funds within the John Hancock group of funds complex held 99.7% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	23.2%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	18.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	14.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.1%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	9.6%
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	29

Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
30	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Emerging Markets Equity Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       31

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       32

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       33

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Philip Ehrmann
Kathryn Langridge

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       34

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182594	456SA 4/20 6/2020

John Hancock

Alternative Risk Premia Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 888-972-8696 or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. In response to the sell-off, governments and banks in some of the hardest hit areas throughout the world enacted policies and stimulus efforts designed to reignite their respective economies. While these measures helped lift equity and fixed-income markets in the United States during the final six weeks of the period, results were mixed in other areas of the world.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Alternative Risk Premia Fund

2	Portfolio summary
4	Your expenses
6	Consolidated fund's investments
44	Consolidated financial statements
47	Consolidated financial highlights
49	Notes to consolidated financial statements
61	Evaluation of investment advisory and subadvisory agreements
68	Statement regarding liquidity risk management
71	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND       1

Portfolio summary

PORTFOLIO COMPOSITION AS OF 4/30/2020 (%)

SECTOR COMPOSITION AS OF 4/30/2020 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND       2

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

Magna International, Inc.	0.3
Imperial Oil, Ltd.	0.3
CyberArk Software, Ltd.	0.3
NXP Semiconductors NV	0.3
ORIX Corp.	0.3
Shin-Etsu Chemical Company, Ltd.	0.3
LyondellBasell Industries NV, Class A	0.2
Brambles, Ltd.	0.2
Kinnevik AB, B Shares	0.2
Woolworths Group, Ltd.	0.2
TOTAL	2.6
As a percentage of net assets.
Cash and cash equivalents are not included.

TOP 10 COUNTRIES AS OF 4/30/2020 (%)

United States	10.0
Japan	3.1
Australia	1.9
Canada	1.2
United Kingdom	1.2
Sweden	0.6
Netherlands	0.4
Ireland	0.4
Israel	0.3
Norway	0.2
TOTAL	19.3
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND       3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	4

investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class R6	Actual expenses/actual returns	$1,000.00	$ 860.30	$4.70	1.37%
	Hypothetical example[2]	1,000.00	1,018.10	6.87	1.37%
Class NAV	Actual expenses/actual returns	1,000.00	860.30	4.67	1.36%
	Hypothetical example[2]	1,000.00	1,018.10	6.82	1.36%

[1]	The inception date for fund is 12-17-19. Actual Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 135/ 366 (to reflect the period).
[2]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
5	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT

Consolidated Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 19.6%		$25,262,969
(Cost $24,732,451)
Australia 1.9%		2,418,782
Alumina, Ltd.	200,343	222,230
Aristocrat Leisure, Ltd.	5,308	87,050
BHP Group, Ltd.	2,701	55,139
BlueScope Steel, Ltd.	41,791	272,764
Brambles, Ltd.	42,251	301,991
Caltex Australia, Ltd.	15,454	248,807
CSL, Ltd.	921	183,580
Flight Centre Travel Group, Ltd.	5,876	41,643
Fortescue Metals Group, Ltd.	12,516	95,650
Goodman Group	29,598	252,092
Magellan Financial Group, Ltd.	3,212	105,214
Medibank Pvt., Ltd.	19,435	34,047
Qantas Airways, Ltd.	65,263	162,091
Sonic Healthcare, Ltd.	4,461	78,782
Woolworths Group, Ltd.	12,000	277,702
Bermuda 0.1%		77,004
Athene Holding, Ltd., Class A (A)	2,852	77,004
Canada 1.2%		1,610,513
Brookfield Asset Management, Inc., Class A	1,470	49,678
CI Financial Corp.	5,076	53,934
Fairfax Financial Holdings, Ltd.	898	243,488
Great-West Lifeco, Inc.	11,613	191,221
Imperial Oil, Ltd.	20,994	339,204
Keyera Corp.	6,077	90,154
Magna International, Inc.	10,098	393,488
National Bank of Canada	1,051	42,389
Power Corp. of Canada	5,208	83,286
PrairieSky Royalty, Ltd.	5,951	43,523
SmartCentres Real Estate Investment Trust	2,850	43,652
Thomson Reuters Corp.	518	36,496
Hong Kong 0.1%		138,595
CK Asset Holdings, Ltd.	21,934	138,595
Ireland 0.4%		458,615
AerCap Holdings NV (A)	9,444	265,565
James Hardie Industries PLC, CHESS Depositary Interest	6,290	90,297
Jazz Pharmaceuticals PLC (A)	932	102,753
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	6

	Shares	Value
Israel 0.3%		$337,463
CyberArk Software, Ltd. (A)	3,417	337,463
Japan 3.1%		4,055,569
Alps Alpine Company, Ltd.	7,852	80,988
Amada Company, Ltd.	3,298	29,811
Aozora Bank, Ltd.	1,900	33,813
Asahi Group Holdings, Ltd.	1,092	37,549
Astellas Pharma, Inc.	12,116	200,388
Bridgestone Corp.	5,683	176,897
Calbee, Inc.	1,335	40,394
Credit Saison Company, Ltd.	4,031	45,781
Daicel Corp.	4,067	33,014
Hirose Electric Company, Ltd.	432	47,432
Hisamitsu Pharmaceutical Company, Inc.	804	37,881
Japan Airlines Company, Ltd.	6,786	121,047
Japan Prime Realty Investment Corp.	13	36,010
Japan Real Estate Investment Corp.	13	70,216
JGC Holdings Corp.	3,649	35,238
Kamigumi Company, Ltd.	3,326	58,556
Kose Corp.	1,404	175,517
Kurita Water Industries, Ltd.	1,360	37,942
Makita Corp.	5,927	192,998
Maruichi Steel Tube, Ltd.	1,861	41,844
Nikon Corp.	27,145	252,498
Nippon Telegraph & Telephone Corp.	1,892	43,088
Nomura Research Institute, Ltd.	6,902	168,968
NTT DOCOMO, Inc.	1,289	37,988
ORIX Corp.	28,643	337,056
Park24 Company, Ltd.	3,067	48,155
Persol Holdings Company, Ltd.	3,784	43,519
Resona Holdings, Inc.	27,552	86,046
SBI Holdings, Inc.	7,440	138,959
Sega Sammy Holdings, Inc.	3,030	36,702
Seven & i Holdings Company, Ltd.	1,200	39,740
Shimamura Company, Ltd.	849	53,526
Shimano, Inc.	540	79,572
Shin-Etsu Chemical Company, Ltd.	2,937	323,957
Shionogi & Company, Ltd.	1,112	61,413
SMC Corp.	209	94,473
Subaru Corp.	2,872	57,482
Sundrug Company, Ltd.	941	32,218
Taisei Corp.	2,968	92,519
Tokyo Electron, Ltd.	1,253	266,865
Toshiba Corp.	7,663	190,025
Yokogawa Electric Corp.	2,750	37,484
7	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Shares	Value
Netherlands 0.4%		$512,686
NXP Semiconductors NV	3,387	337,244
Royal Dutch Shell PLC, A Shares	10,656	175,442
New Zealand 0.0%		28,435
Ryman Healthcare, Ltd.	3,898	28,435
Norway 0.2%		229,370
Orkla ASA	9,415	85,045
Telenor ASA	9,409	144,325
Singapore 0.1%		113,213
ComfortDelGro Corp., Ltd.	30,826	35,938
SATS, Ltd.	20,359	47,168
Venture Corp., Ltd.	2,694	30,107
Sweden 0.6%		789,431
Atlas Copco AB, A Shares	6,486	223,537
Epiroc AB, B Shares	3,576	35,281
Husqvarna AB, B Shares	7,039	42,356
Industrivarden AB, C Shares (A)	3,181	65,093
Investor AB, B Shares	1,932	96,017
Kinnevik AB, B Shares	14,360	295,141
Securitas AB, B Shares	2,705	32,006
United Kingdom 1.2%		1,577,765
3i Group PLC	14,072	138,241
Ashtead Group PLC	7,453	203,580
BT Group PLC	31,528	45,953
Burberry Group PLC	8,411	146,044
Capri Holdings, Ltd. (A)	10,477	159,774
Centrica PLC	496,190	248,172
Direct Line Insurance Group PLC	12,487	42,543
Halma PLC	2,557	67,224
Johnson Matthey PLC	1,265	31,695
Meggitt PLC	12,194	42,699
Standard Life Aberdeen PLC	11,982	33,186
Taylor Wimpey PLC	40,510	74,815
The Berkeley Group Holdings PLC	1,009	52,965
The British Land Company PLC	6,579	33,561
The Weir Group PLC	8,875	106,062
Whitbread PLC	4,032	151,251
United States 10.0%		12,915,528
Alliance Data Systems Corp.	1,573	78,756
Ally Financial, Inc.	4,743	77,738
AmerisourceBergen Corp.	1,036	92,888
Amgen, Inc.	767	183,482
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	8

	Shares	Value
United States (continued)
AO Smith Corp.	4,614	$195,541
Apache Corp.	10,251	134,083
Applied Materials, Inc.	917	45,557
Arrow Electronics, Inc. (A)	1,639	103,126
Axalta Coating Systems, Ltd. (A)	1,833	36,183
Biogen, Inc. (A)	687	203,922
Booking Holdings, Inc. (A)	152	225,047
C.H. Robinson Worldwide, Inc.	1,203	85,293
Cabot Oil & Gas Corp.	1,554	33,597
Camden Property Trust	355	31,265
Cardinal Health, Inc.	1,962	97,080
CDK Global, Inc.	1,172	46,036
Celanese Corp.	2,680	222,628
CenturyLink, Inc.	8,411	89,325
Cerner Corp.	3,151	218,648
Citrix Systems, Inc.	1,366	198,084
Cognizant Technology Solutions Corp., Class A	3,249	188,507
Colgate-Palmolive Company	2,223	156,210
ConocoPhillips	5,907	248,685
Costco Wholesale Corp.	163	49,389
D.R. Horton, Inc.	1,471	69,461
Delta Air Lines, Inc.	5,036	130,483
Discover Financial Services	4,462	191,732
Dollar General Corp.	468	82,040
DXC Technology Company	5,846	105,988
Eastman Chemical Company	1,405	85,017
Eaton Vance Corp.	1,890	69,363
Electronic Arts, Inc. (A)	1,338	152,880
Eli Lilly & Company	1,004	155,259
EPAM Systems, Inc. (A)	138	30,483
Equitable Holdings, Inc.	4,684	85,811
Federal Realty Investment Trust	710	59,122
Fidelity National Financial, Inc.	1,521	41,143
Flex, Ltd. (A)	10,932	106,696
FLIR Systems, Inc.	1,163	50,474
Flowserve Corp.	3,874	109,131
HEICO Corp.	527	46,165
HollyFrontier Corp.	6,069	200,520
Hologic, Inc. (A)	3,098	155,210
Host Hotels & Resorts, Inc.	19,747	243,086
HP, Inc.	4,678	72,556
Ingredion, Inc.	586	47,583
Intel Corp.	1,700	101,966
IPG Photonics Corp. (A)	245	31,686
9	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Jack Henry & Associates, Inc.	239	$39,088
Juniper Networks, Inc.	6,231	134,590
Kimco Realty Corp.	9,586	104,583
Lam Research Corp.	973	248,387
Lamb Weston Holdings, Inc.	647	39,700
Leggett & Platt, Inc.	1,069	37,554
LyondellBasell Industries NV, Class A	5,413	313,683
ManpowerGroup, Inc.	1,115	82,778
MarketAxess Holdings, Inc.	223	101,467
Masco Corp.	4,059	166,581
McKesson Corp.	842	118,933
Monster Beverage Corp. (A)	1,823	112,680
Mylan NV (A)	6,333	106,204
National Retail Properties, Inc.	1,302	42,497
NetApp, Inc.	3,615	158,229
NextEra Energy, Inc.	845	195,296
ONEOK, Inc.	4,849	145,131
Oracle Corp.	2,580	136,663
Ovintiv, Inc.	13,080	81,753
Polaris, Inc.	611	43,338
PPG Industries, Inc.	389	35,333
Public Storage	974	180,628
QUALCOMM, Inc.	2,515	197,855
Ralph Lauren Corp.	2,998	221,192
Robert Half International, Inc.	2,951	139,494
Ross Stores, Inc.	1,848	168,833
SEI Investments Company	4,307	219,485
Sirius XM Holdings, Inc.	39,756	234,958
SL Green Realty Corp.	3,470	184,084
Snap-on, Inc.	715	93,157
Southwest Airlines Company	6,718	209,938
Spirit AeroSystems Holdings, Inc., Class A	1,717	38,049
Starbucks Corp.	2,847	218,450
Steel Dynamics, Inc.	6,874	166,832
Synchrony Financial	11,233	222,301
T. Rowe Price Group, Inc.	1,784	206,284
Take-Two Interactive Software, Inc. (A)	1,439	174,191
Tapestry, Inc.	10,580	157,430
Targa Resources Corp.	15,969	206,958
The Allstate Corp.	2,146	218,291
The Hartford Financial Services Group, Inc.	1,011	38,408
The Kroger Company	1,849	58,447
The Western Union Company	4,573	87,207
Ulta Beauty, Inc. (A)	476	103,730
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	10

	Shares	Value
United States (continued)
Under Armour, Inc., Class A (A)	3,282	$34,198
Union Pacific Corp.	712	113,770
United Airlines Holdings, Inc. (A)	5,871	173,664
United Rentals, Inc. (A)	1,043	134,026
Unum Group	2,176	37,971
Vertex Pharmaceuticals, Inc. (A)	526	132,131
Vornado Realty Trust	2,253	98,726
W.R. Berkley Corp.	1,561	84,294
Walgreens Boots Alliance, Inc.	5,078	219,827
Waters Corp. (A)	757	141,559

Xerox Holdings Corp.	4,908	89,767
Preferred securities 0.0%		$45,368
(Cost $45,770)
Germany 0.0%		45,368

FUCHS PETROLUB SE	1,170	45,368
Rights 0.0%		$11,178
(Cost $0)
Flight Centre Travel Group, Ltd. (Expiration Date: 5-4-20; Strike Price: AUD 7.20) (A)	4,526	11,178

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 14.7%				$18,994,643
(Cost $18,995,634)
U.S. Government 14.7%				18,994,643
U.S. Treasury Bill	0.078	07-02-20	5,000,000	4,999,150
U.S. Treasury Bill	0.080	06-18-20	7,000,000	6,999,113
U.S. Treasury Bill	0.104	09-24-20	7,000,000	6,996,380

Total investments (Cost $43,773,855) 34.3%	$44,314,158
Other assets and liabilities, net 65.7%	84,801,556
Total net assets 100.0%	$129,115,714

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar

Security Abbreviations and Legend
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
11	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	49	Long	Jun 2020	$6,766,553	$6,804,875	$38,322
30-Year U.S. Treasury Bond Futures	12	Long	Jun 2020	2,167,277	2,165,625	(1,652)
ASX SPI 200 Index Futures	41	Long	Jun 2020	3,534,356	3,621,568	87,212
Australian 10-Year Bond Futures	209	Long	Jun 2020	20,312,823	20,247,730	(65,093)
British Pound Futures	59	Long	Jun 2020	4,565,543	4,644,406	78,863
CAC40 Index Futures	21	Long	May 2020	1,020,492	1,040,645	20,153
Canadian 10-Year Bond Futures	16	Long	Jun 2020	1,717,618	1,717,418	(200)
Canadian Dollar Futures	69	Long	Jun 2020	4,961,248	4,956,270	(4,978)
Euro Currency Futures	64	Long	Jun 2020	8,711,910	8,772,000	60,090
Euro-OAT Futures	61	Long	Jun 2020	11,195,775	11,283,793	88,018
FTSE MIB Index Futures	6	Long	Jun 2020	568,126	573,351	5,225
IBEX 35 Index Futures	11	Long	May 2020	826,759	832,843	6,084
New Zealand Dollar Futures	180	Long	Jun 2020	10,895,683	11,035,800	140,117
S&P TSX 60 Index Futures	20	Long	Jun 2020	2,372,744	2,550,379	177,635
10-Year Japan Government Bond Futures	4	Short	Jun 2020	(5,681,379)	(5,694,265)	(12,886)
Amsterdam Exchanges Index Futures	33	Short	May 2020	(3,600,300)	(3,670,564)	(70,264)
Australian Dollar Futures	83	Short	Jun 2020	(5,227,652)	(5,409,110)	(181,458)
Euro STOXX 50 Index Futures	3	Short	Jun 2020	(91,158)	(94,715)	(3,557)
Euro-BTP Italian Government Bond Futures	9	Short	Jun 2020	(1,366,059)	(1,364,996)	1,063
Euro-Bund Futures	36	Short	Jun 2020	(6,839,651)	(6,868,771)	(29,120)
Euro-Buxl 30-Year Bond Futures	20	Short	Jun 2020	(4,691,062)	(4,783,624)	(92,562)
FTSE 100 Index Futures	13	Short	Jun 2020	(956,603)	(959,973)	(3,370)
FTSE/JSE Top 40 Index Futures	26	Short	Jun 2020	(531,083)	(649,737)	(118,654)
German Stock Index Futures	10	Short	Jun 2020	(2,904,275)	(2,965,930)	(61,655)
Hang Seng China Enterprises Index Futures	7	Short	May 2020	(440,149)	(447,158)	(7,009)
Hang Seng Index Futures	2	Short	May 2020	(310,459)	(314,150)	(3,691)
Japanese Yen Futures	89	Short	Jun 2020	(10,385,108)	(10,370,725)	14,383
Long Gilt Futures	2	Short	Jun 2020	(344,979)	(347,268)	(2,289)
Mini MSCI Emerging Markets Index Futures	13	Short	Jun 2020	(532,023)	(588,900)	(56,877)
NASDAQ 100 Index E-Mini Futures	17	Short	Jun 2020	(2,562,845)	(3,053,880)	(491,035)
Russell 2000 Index Mini Futures	5	Short	Jun 2020	(273,338)	(326,750)	(53,412)
S&P 500 E-Mini Index Futures	5	Short	Jun 2020	(645,078)	(725,313)	(80,235)
Swiss Franc Futures	123	Short	Jun 2020	(16,070,464)	(15,942,338)	128,126
Tokyo Price Index Futures	6	Short	Jun 2020	(791,203)	(812,654)	(21,451)
						$(516,157)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	12

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,506,534	USD	983,960	BNP	6/15/2020	—	$(2,098)
AUD	4,161,832	USD	2,544,128	UBS	6/15/2020	$168,287	—
BRL	3,600,000	USD	714,170	UBS	6/17/2020	—	(54,431)
CAD	1,139,298	USD	816,049	JPM	6/15/2020	2,504	—
CAD	6,136,123	USD	4,373,143	UBS	6/15/2020	35,486	—
CNY	5,000,000	USD	704,470	JPM	6/17/2020	1,171	—
DKK	860,615	USD	132,236	BNP	6/15/2020	—	(5,739)
EUR	5,168,978	USD	5,704,179	JPM	6/15/2020	—	(34,860)
EUR	898,726	USD	980,809	UBS	6/15/2020	4,912	—
GBP	1,939,371	USD	2,394,452	BNP	6/15/2020	48,629	—
GBP	2,148,566	USD	2,609,632	JPM	6/15/2020	96,978	—
GBP	1,200,000	USD	1,514,384	UBS	6/15/2020	—	(2,710)
INR	1,836,343,000	USD	24,337,343	UBS	6/17/2020	—	(139,025)
JPY	642,247,080	USD	5,974,844	JPM	6/15/2020	13,613	—
JPY	884,262,785	USD	8,211,239	UBS	6/15/2020	33,828	—
KRW	4,761,000,000	USD	3,851,403	BNP	6/17/2020	70,428	—
MXN	148,360,000	USD	6,893,451	JPM	6/17/2020	—	(782,306)
NOK	854,865	USD	78,080	BNP	6/15/2020	5,382	—
NOK	769,750	USD	74,461	JPM	6/15/2020	691	—
NOK	2,663,858	USD	260,298	UBS	6/15/2020	—	(221)
NOK	57,100,000	USD	5,180,020	JPM	6/17/2020	394,817	—
NOK	146,400,000	USD	15,195,343	UBS	6/17/2020	—	(901,890)
NZD	97,110	USD	59,038	BNP	6/15/2020	518	—
PLN	7,700,000	USD	1,843,642	JPM	6/17/2020	11,758	—
PLN	10,400,000	USD	2,567,093	UBS	6/17/2020	—	(61,100)
RUB	271,514,000	USD	3,676,181	BNP	6/17/2020	—	(55,333)
SEK	3,274,175	USD	326,239	BNP	6/15/2020	9,515	—
SEK	4,454,841	USD	449,868	JPM	6/15/2020	6,959	—
SEK	10,008,091	USD	1,022,068	UBS	6/15/2020	4,222	—
SEK	22,900,000	USD	2,316,423	JPM	6/17/2020	31,930	—
SEK	31,700,000	USD	3,235,950	UBS	6/17/2020	14,827	—
SGD	15,900,000	USD	11,285,258	BNP	6/17/2020	—	(7,798)
SGD	14,600,000	USD	10,189,009	JPM	6/17/2020	166,395	—
TWD	383,000,000	USD	12,885,135	BNP	6/17/2020	97,146	—
TWD	185,500,000	USD	6,203,988	UBS	6/17/2020	83,775	—
USD	887,322	AUD	1,388,823	JPM	6/15/2020	—	(17,824)
USD	5,591,659	AUD	8,415,153	UBS	6/15/2020	107,202	—
USD	1,338,134	BRL	6,900,000	BNP	6/17/2020	73,634	—
USD	231,037	BRL	1,102,000	UBS	6/17/2020	29,084	—
USD	4,599,960	CAD	6,408,273	JPM	6/15/2020	—	(4,201)
USD	687,428	CAD	957,568	UBS	6/15/2020	—	(557)
13	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	479,698	CHF	468,119	JPM	6/15/2020	—	$(5,868)
USD	589,007	CNY	4,107,000	BNP	6/17/2020	$9,393	—
USD	621,037	CNY	4,400,000	JPM	6/17/2020	72	—
USD	72,303	DKK	497,033	JPM	6/15/2020	—	(753)
USD	18,688	EUR	16,761	BNP	6/15/2020	304	—
USD	6,864,401	EUR	5,987,710	JPM	6/15/2020	297,099	—
USD	1,264,019	GBP	1,021,904	BNP	6/15/2020	—	(23,302)
USD	5,544,380	GBP	4,224,316	UBS	6/15/2020	222,891	—
USD	23,778,777	INR	1,830,100,000	BNP	6/17/2020	—	(337,274)
USD	15,540,358	JPY	1,586,627,000	JPM	6/15/2020	746,287	—
USD	2,822,136	JPY	303,000,000	UBS	6/15/2020	—	(3,105)
USD	4,589,393	KRW	5,514,210,000	BNP	6/17/2020	47,113	—
USD	5,105,457	MXN	110,900,000	BNP	6/17/2020	537,339	—
USD	1,722,393	MXN	42,100,000	UBS	6/17/2020	—	(11,762)
USD	114,763	NOK	1,165,594	JPM	6/15/2020	964	—
USD	337,005	NOK	3,198,115	UBS	6/15/2020	24,768	—
USD	21,500,074	NOK	208,046,000	JPM	6/17/2020	1,187,945	—
USD	2,924,516	NOK	30,000,000	UBS	6/17/2020	—	(4,470)
USD	69,171	NZD	108,325	UBS	6/15/2020	2,737	—
USD	5,975,723	PLN	23,007,000	UBS	6/17/2020	431,935	—
USD	1,371,391	RUB	100,800,000	BNP	6/17/2020	27,146	—
USD	2,144,696	RUB	167,800,000	UBS	6/17/2020	—	(93,046)
USD	271,907	SEK	2,638,360	JPM	6/15/2020	1,353	—
USD	2,627,707	SEK	24,726,446	UBS	6/15/2020	92,108	—
USD	877,435	SEK	9,100,000	JPM	6/17/2020	—	(55,754)
USD	7,317,503	SEK	70,009,000	UBS	6/17/2020	138,206	—
USD	25,874,434	SGD	35,772,000	JPM	6/17/2020	502,278	—
USD	17,483,684	TWD	517,045,000	BNP	6/17/2020	—	(42,225)
USD	2,442,401	ZAR	41,200,000	BNP	6/17/2020	229,978	—
USD	4,753,607	ZAR	80,500,000	JPM	6/17/2020	430,791	—
USD	1,260,839	ZAR	22,400,000	UBS	6/17/2020	57,968	—
ZAR	134,168,000	USD	8,285,090	JPM	6/17/2020	—	(1,080,325)
						$6,502,366	$(3,727,977)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	CDX.EM.32	2,156,000	USD	$ 2,156,000	1.000%	Quarterly	Dec 2024	$ 101,798	$ 98,255	$ 200,053
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	14

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	CDX.EM.32	1,176,000	USD	$ 1,176,000	1.000%	Quarterly	Dec 2024	$ 61,800	$ 47,320	$ 109,120
JPM	CDX.NA.HY.33	1,666,000	USD	1,666,000	5.000%	Quarterly	Dec 2024	(150,348)	235,178	84,830
JPM	CDX.NA.HY.33	1,764,000	USD	1,764,000	5.000%	Quarterly	Dec 2024	(117,813)	207,633	89,820
JPM	CDX.NA.HY.33	2,940,000	USD	2,940,000	5.000%	Quarterly	Dec 2024	(132,779)	282,478	149,699
JPM	CDX.NA.IG.33	5,300,000	USD	5,300,000	1.000%	Quarterly	Dec 2024	(131,700)	86,366	(45,334)
JPM	CDX.NA.IG.33	4,600,000	USD	4,600,000	1.000%	Quarterly	Dec 2024	(93,916)	54,569	(39,347)
JPM	CDX.NA.IG.33	6,400,000	USD	6,400,000	1.000%	Quarterly	Dec 2024	(89,907)	35,164	(54,743)
JPM	CDX.NA.IG.33	4,100,000	USD	4,100,000	1.000%	Quarterly	Dec 2024	(28,815)	(6,255)	(35,070)
JPM	CDX.NA.IG.33	1,400,000	USD	1,400,000	1.000%	Quarterly	Dec 2024	8,981	(20,956)	(11,975)
JPM	iTraxx Europe Crossover Series 32 Version 1	1,000,000	EUR	1,087,500	5.000%	Quarterly	Dec 2024	(137,227)	119,326	(17,901)
JPM	iTraxx Europe Crossover Series 32 Version 1	1,700,000	EUR	1,850,119	5.000%	Quarterly	Dec 2024	(193,970)	163,537	(30,433)
JPM	iTraxx Europe Crossover Series 32 Version 1	1,500,000	EUR	1,632,671	5.000%	Quarterly	Dec 2024	(172,813)	145,961	(26,852)
JPM	iTraxx Europe Series 32 Version 1	7,300,000	EUR	7,938,752	1.000%	Quarterly	Dec 2024	(215,562)	134,287	(81,275)
JPM	iTraxx Europe Series 32 Version 1	8,100,000	EUR	8,941,977	1.000%	Quarterly	Dec 2024	(150,676)	60,495	(90,181)
JPM	iTraxx Europe Series 32 Version 1	5,200,000	EUR	5,813,888	1.000%	Quarterly	Dec 2024	(100,992)	43,098	(57,894)
JPM	iTraxx Europe Series 32 Version 1	1,400,000	EUR	1,578,283	1.000%	Quarterly	Dec 2024	3,031	(18,618)	(15,587)
JPM	CDX.EM.33	800,000	USD	800,000	1.000%	Quarterly	Jun 2025	89,730	(5,057)	84,673
JPM	CDX.NA.IG.34	1,400,000	USD	1,400,000	1.000%	Quarterly	Jun 2025	7,530	(18,564)	(11,034)
JPM	iTraxx Europe Series 33 Version 1	1,400,000	EUR	1,526,634	1.000%	Quarterly	Jun 2025	(2,497)	(14,296)	(16,793)
				$64,071,824				$(1,446,145)	$1,629,921	$183,776

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	CDX.EM.32	3.259%	2,156,000	USD	$ 2,156,000	1.000%	Quarterly	Dec 2024	$ (79,919)	$ (120,134)	$ (200,053)
JPM	CDX.EM.32	3.259%	1,176,000	USD	1,176,000	1.000%	Quarterly	Dec 2024	(133,548)	24,428	(109,120)
JPM	CDX.NA.HY.33	6.563%	1,764,000	USD	1,764,000	5.000%	Quarterly	Dec 2024	153,964	(243,784)	(89,820)
JPM	CDX.NA.HY.33	6.563%	4,606,000	USD	4,606,000	5.000%	Quarterly	Dec 2024	387,498	(622,027)	(234,529)
JPM	CDX.NA.IG.33	0.846%	5,700,000	USD	5,700,000	1.000%	Quarterly	Dec 2024	136,871	(88,115)	48,756
JPM	CDX.NA.IG.33	0.846%	14,700,000	USD	14,700,000	1.000%	Quarterly	Dec 2024	345,866	(220,127)	125,739
15	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	CDX.NA.IG.33	0.846%	1,400,000	USD	$ 1,400,000	1.000%	Quarterly	Dec 2024	$ (5,538)	$ 17,513	$ 11,975
JPM	iTraxx Europe Crossover Series 32 Version 1	4.729%	1,000,000	EUR	1,112,397	5.000%	Quarterly	Dec 2024	140,266	(122,365)	17,901
JPM	iTraxx Europe Crossover Series 32 Version 1	4.729%	3,200,000	EUR	3,534,232	5.000%	Quarterly	Dec 2024	433,651	(376,366)	57,285
JPM	iTraxx Europe Series 32 Version 1	0.803%	5,000,000	EUR	5,561,983	1.000%	Quarterly	Dec 2024	143,362	(87,694)	55,668
JPM	iTraxx Europe Series 32 Version 1	0.803%	15,600,000	EUR	17,229,383	1.000%	Quarterly	Dec 2024	449,516	(275,833)	173,683
JPM	iTraxx Europe Series 32 Version 1	0.803%	1,400,000	EUR	1,526,634	1.000%	Quarterly	Dec 2024	2,075	13,512	15,587
JPM	CDX.NA.IG.34	0.872%	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2025	6,690	1,977	8,667
					$61,566,629				$1,980,754	$(2,099,015)	$(118,261)

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	ABB, Ltd.	1-Month CHF LIBOR - 0.30%	Monthly	CHF	28,885	Feb 2021	BNP	—	$(2,854)	$(2,854)
Pay	ABIOMED, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	26,796	Feb 2021	BNP	—	(4,378)	(4,378)
Pay	Advance Auto Parts, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	50,284	Feb 2021	BNP	—	(4,011)	(4,011)
Pay	Aegon NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	97,438	Feb 2021	BNP	—	(8,647)	(8,647)
Pay	AGNC Investment Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	32,454	Feb 2021	BNP	—	(2,667)	(2,667)
Pay	Alexion Pharmaceuticals, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	91,027	Feb 2021	BNP	—	(9,898)	(9,898)
Pay	American Water Works Company, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	105,048	Feb 2021	BNP	—	6,104	6,104
Pay	Anheuser-Busch InBev SA/NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	35,154	Feb 2021	BNP	—	1	1
Pay	AP Moller - Maersk A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	1,595,472	Feb 2021	BNP	—	(22,230)	(22,230)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	16

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Arista Networks, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	102,299	Feb 2021	BNP	—	$(7,581)	$(7,581)
Pay	ASML Holding NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	29,817	Feb 2021	BNP	—	(2,033)	(2,033)
Pay	Baker Hughes Company	1-Day USD OBFR - 0.25%	Monthly	USD	150,272	Feb 2021	BNP	—	(12,127)	(12,127)
Pay	Bankia SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	42,224	Feb 2021	BNP	—	1,920	1,920
Pay	Bayerische Motoren Werke AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	28,134	Feb 2021	BNP	—	(3,471)	(3,471)
Pay	Beiersdorf AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	62,854	Feb 2021	BNP	—	(1,948)	(1,948)
Pay	Broadcom, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	28,576	Feb 2021	BNP	—	(1,577)	(1,577)
Pay	Bunzl PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	71,073	Feb 2021	BNP	—	(4,966)	(4,966)
Pay	Carrefour SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	106,906	Feb 2021	BNP	—	4,943	4,943
Pay	Cellnex Telecom SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	61,542	Feb 2021	BNP	—	(1,454)	(1,454)
Pay	Chr. Hansen Holding A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	1,185,439	Feb 2021	BNP	—	(19,480)	(19,480)
Pay	Clariant AG	1-Month CHF LIBOR - 0.30%	Monthly	CHF	123,622	Feb 2021	BNP	—	(2,458)	(2,458)
Pay	Coloplast A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	451,539	Feb 2021	BNP	—	(1,819)	(1,819)
Pay	Crown Holdings, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	130,916	Feb 2021	BNP	—	(7,135)	(7,135)
Pay	Daimler AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	164,753	Feb 2021	BNP	—	(25,638)	(25,638)
Pay	Danone SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	100,068	Feb 2021	BNP	—	(2,262)	(2,262)
Pay	Davide Campari-Milano SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	31,975	Feb 2021	BNP	—	(2,020)	(2,020)
Pay	Delivery Hero SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	309,783	Feb 2021	BNP	—	(56,188)	(56,188)
17	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Dell Technologies, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	92,954	Feb 2021	BNP	—	$(5,162)	$(5,162)
Pay	Deutsche Boerse AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	34,769	Feb 2021	BNP	—	(1,981)	(1,981)
Pay	DSV PANALPINA A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	2,082,165	Feb 2021	BNP	—	(32,592)	(32,592)
Pay	Eversource Energy	1-Day USD OBFR - 0.25%	Monthly	USD	74,337	Feb 2021	BNP	—	6,860	6,860
Pay	Experian PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	56,454	Feb 2021	BNP	—	(5,228)	(5,228)
Pay	F5 Networks, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	29,015	Feb 2021	BNP	—	328	328
Pay	FinecoBank Banca Fineco SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	87,253	Feb 2021	BNP	—	(14,153)	(14,153)
Pay	Ford Motor Company	1-Day USD OBFR - 0.25%	Monthly	USD	151,041	Feb 2021	BNP	—	(1,823)	(1,823)
Pay	Franklin Resources, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	35,749	Feb 2021	BNP	—	(8,246)	(8,246)
Pay	General Motors Company	1-Day USD OBFR - 0.25%	Monthly	USD	34,353	Feb 2021	BNP	—	(1,003)	(1,003)
Pay	Genmab A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	295,900	Feb 2021	BNP	—	(4,645)	(4,645)
Pay	Genuine Parts Company	1-Day USD OBFR - 0.25%	Monthly	USD	152,338	Feb 2021	BNP	—	(16,550)	(16,550)
Pay	Healthpeak Properties, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	231,795	Feb 2021	BNP	—	(5,849)	(5,849)
Pay	IBM Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	31,453	Feb 2021	BNP	—	(1,824)	(1,824)
Pay	Illumina, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	78,281	Feb 2021	BNP	—	(6,590)	(6,590)
Pay	Invitation Homes, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	43,953	Feb 2021	BNP	—	287	287
Pay	Ionis Pharmaceuticals, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	107,362	Feb 2021	BNP	—	(9,985)	(9,985)
Pay	Kellogg Company	1-Day USD OBFR - 0.25%	Monthly	USD	208,616	Feb 2021	BNP	—	(8,478)	(8,478)
Pay	KKR & Company, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	153,520	Feb 2021	BNP	—	(12,961)	(12,961)
Pay	Liberty Global PLC	1-Day USD OBFR - 0.25%	Monthly	USD	74,265	Feb 2021	BNP	—	(5,263)	(5,263)
Pay	Marks & Spencer Group PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	129,657	Feb 2021	BNP	—	11,650	11,650
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	18

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	National Grid PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	124,399	Feb 2021	BNP	—	$(8,123)	$(8,123)
Pay	Newell Brands, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	185,731	Feb 2021	BNP	—	(16,802)	(16,802)
Pay	Nokia OYJ	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	41,145	Feb 2021	BNP	—	(6,045)	(6,045)
Pay	Nordea Bank Abp	1-Month SEK STIBOR - 0.30%	Monthly	SEK	1,372,528	Feb 2021	BNP	—	(21,805)	(21,805)
Pay	Norfolk Southern Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	203,697	Feb 2021	BNP	—	(22,867)	(22,867)
Pay	Nucor Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	52,584	Feb 2021	BNP	—	(8,383)	(8,383)
Pay	Ocado Group PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	150,903	Feb 2021	BNP	—	(7,612)	(7,612)
Pay	Occidental Petroleum Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	197,141	Feb 2021	BNP	—	(43,336)	(43,336)
Pay	Pfizer, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	57,984	Feb 2021	BNP	—	(3,860)	(3,860)
Pay	Principal Financial Group, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	139,202	Feb 2021	BNP	—	(31,872)	(31,872)
Pay	Prudential Financial, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	83,525	Feb 2021	BNP	—	(12,043)	(12,043)
Pay	RingCentral, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	195,335	Feb 2021	BNP	—	2,433	2,433
Pay	RPM International, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	155,679	Feb 2021	BNP	—	(5,056)	(5,056)
Pay	Sanofi	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	26,748	Feb 2021	BNP	—	(2,273)	(2,273)
Pay	Severn Trent PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	74,074	Feb 2021	BNP	—	(3,682)	(3,682)
Pay	Siemens AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	38,416	Feb 2021	BNP	—	(3,288)	(3,288)
Pay	Skanska AB	1-Month SEK STIBOR - 0.30%	Monthly	SEK	1,037,388	Feb 2021	BNP	—	(16,044)	(16,044)
Pay	Societe Generale SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	130,059	Feb 2021	BNP	—	(8,439)	(8,439)
19	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Spirax-Sarco Engineering PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	69,132	Feb 2021	BNP	—	$(5,270)	$(5,270)
Pay	Symrise AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	41,918	Feb 2021	BNP	—	(1,015)	(1,015)
Pay	Telecom Italia SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	139,142	Feb 2021	BNP	—	(3,567)	(3,567)
Pay	Teledyne Technologies, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	86,457	Feb 2021	BNP	—	(3,436)	(3,436)
Pay	Telefonaktiebolaget LM Ericsson	1-Month SEK STIBOR - 0.30%	Monthly	SEK	645,529	Feb 2021	BNP	—	(3,132)	(3,132)
Pay	Temenos AG	1-Month CHF LIBOR - 0.30%	Monthly	CHF	228,260	Feb 2021	BNP	—	(26,469)	(26,469)
Pay	The Clorox Company	1-Day USD OBFR - 0.25%	Monthly	USD	90,973	Feb 2021	BNP	—	4,270	4,270
Pay	The JM Smucker Company	1-Day USD OBFR - 0.25%	Monthly	USD	60,700	Feb 2021	BNP	—	251	251
Pay	The Procter & Gamble Company	1-Day USD OBFR - 0.25%	Monthly	USD	40,487	Feb 2021	BNP	—	1,115	1,115
Pay	The Travelers Companies, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	67,841	Feb 2021	BNP	—	630	630
Pay	Truist Financial Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	130,688	Feb 2021	BNP	—	(25,106)	(25,106)
Pay	UDR, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	149,813	Feb 2021	BNP	—	(1,923)	(1,923)
Pay	United Utilities Group PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	57,689	Feb 2021	BNP	—	(1,137)	(1,137)
Pay	Verizon Communications, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	61,883	Feb 2021	BNP	—	(572)	(572)
Pay	Volkswagen AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	30,212	Feb 2021	BNP	—	(3,438)	(3,438)
Pay	Volvo AB	1-Month SEK STIBOR - 0.30%	Monthly	SEK	288,002	Feb 2021	BNP	—	(2,144)	(2,144)
Pay	Vonovia SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	181,733	Feb 2021	BNP	—	1,879	1,879
Pay	Wartsila OYJ Abp	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	55,049	Feb 2021	BNP	—	(648)	(648)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	20

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Western Digital Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	88,456	Feb 2021	BNP	—	$(7,128)	$(7,128)
Pay	3M Company	1-Day USD OBFR - 0.25%	Monthly	USD	111,918	Feb 2021	BNP	—	(5,224)	(5,224)
Pay	Advanced Micro Devices, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	154,962	Feb 2021	BNP	—	7,305	7,305
Pay	Alnylam Pharmaceuticals, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	246,888	Feb 2021	BNP	—	(20,760)	(20,760)
Pay	Amazon.com, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	122,307	Feb 2021	BNP	—	(8,828)	(8,828)
Pay	American International Group, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	131,718	Feb 2021	BNP	—	(7,403)	(7,403)
Pay	American Tower Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	115,578	Feb 2021	BNP	—	4,420	4,420
Pay	Annaly Capital Management, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	33,352	Feb 2021	BNP	—	(3,166)	(3,166)
Pay	Ball Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	71,428	Feb 2021	BNP	—	2,158	2,158
Pay	Brown-Forman Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	100,381	Feb 2021	BNP	—	(2,320)	(2,320)
Pay	Cheniere Energy, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	93,360	Feb 2021	BNP	—	(16,559)	(16,559)
Pay	Citigroup, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	34,674	Feb 2021	BNP	—	(4,615)	(4,615)
Pay	Concho Resources, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	44,794	Feb 2021	BNP	—	(6,883)	(6,883)
Pay	Corning, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	46,397	Feb 2021	BNP	—	(4,693)	(4,693)
Pay	CoStar Group, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	107,085	Feb 2021	BNP	—	(1,184)	(1,184)
Pay	Crown Castle International Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	118,758	Feb 2021	BNP	—	2,203	2,203
Pay	DexCom, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	93,632	Feb 2021	BNP	—	(13,977)	(13,977)
Pay	DISH Network Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	145,078	Feb 2021	BNP	—	(27,021)	(27,021)
Pay	DocuSign, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	306,918	Feb 2021	BNP	—	(12,925)	(12,925)
Pay	DuPont de Nemours, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	30,448	Feb 2021	BNP	—	(9,805)	(9,805)
Pay	Equinix, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	71,606	Feb 2021	BNP	—	29	29
21	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Exact Sciences Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	162,707	Feb 2021	BNP	—	$(29,632)	$(29,632)
Pay	Fortive Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	45,475	Feb 2021	BNP	—	(5,154)	(5,154)
Pay	IHS Markit, Ltd.	1-Day USD OBFR - 0.25%	Monthly	USD	36,737	Feb 2021	BNP	—	(1,156)	(1,156)
Pay	Linde PLC	1-Day USD OBFR - 0.25%	Monthly	USD	67,750	Feb 2021	BNP	—	(1,070)	(1,070)
Pay	LKQ Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	112,165	Feb 2021	BNP	—	(31,701)	(31,701)
Pay	MercadoLibre, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	398,509	Feb 2021	BNP	—	3,422	3,422
Pay	Microsoft Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	42,454	Feb 2021	BNP	—	(1,815)	(1,815)
Pay	Mondelez International, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	106,077	Feb 2021	BNP	—	4,469	4,469
Pay	National Oilwell Varco, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	156,321	Feb 2021	BNP	—	(18,712)	(18,712)
Pay	Nielsen Holdings PLC	1-Day USD OBFR - 0.25%	Monthly	USD	85,975	Feb 2021	BNP	—	(10,711)	(10,711)
Pay	NIKE, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	29,509	Feb 2021	BNP	—	(746)	(746)
Pay	Okta, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	358,455	Feb 2021	BNP	—	(22,263)	(22,263)
Pay	Rollins, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	137,708	Feb 2021	BNP	—	(11,785)	(11,785)
Pay	Sarepta Therapeutics, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	218,127	Feb 2021	BNP	—	(11,297)	(11,297)
Pay	Seattle Genetics, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	315,726	Feb 2021	BNP	—	(30,822)	(30,822)
Pay	Sensata Technologies Holding PLC	1-Day USD OBFR - 0.25%	Monthly	USD	106,983	Feb 2021	BNP	—	(17,379)	(17,379)
Pay	ServiceNow, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	75,756	Feb 2021	BNP	—	(14,246)	(14,246)
Pay	Snap, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	310,615	Feb 2021	BNP	—	(92,225)	(92,225)
Pay	Square, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	208,201	Feb 2021	BNP	—	(12,785)	(12,785)
Pay	The Goldman Sachs Group, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	34,454	Feb 2021	BNP	—	(950)	(950)
Pay	TransDigm Group, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	121,071	Feb 2021	BNP	—	(17,643)	(17,643)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	22

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Twilio, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	372,832	Feb 2021	BNP	—	$(42,507)	$(42,507)
Pay	UnitedHealth Group, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	43,942	Feb 2021	BNP	—	(1,689)	(1,689)
Pay	Verisk Analytics, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	41,175	Feb 2021	BNP	—	(1,468)	(1,468)
Pay	Westinghouse Air Brake Technologies Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	243,782	Feb 2021	BNP	—	(33,330)	(33,330)
Pay	Workday, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	176,453	Feb 2021	BNP	—	(9,483)	(9,483)
Pay	Daifuku Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	10,527,960	Dec 2021	UBS	—	(6,261)	(6,261)
Pay	Dai-ichi Life Holdings, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	17,812,366	Dec 2021	UBS	—	(2,405)	(2,405)
Pay	Daiichi Sankyo Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,750,942	Dec 2021	UBS	—	961	961
Pay	Daikin Industries, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,859,965	Dec 2021	UBS	—	(451)	(451)
Pay	East Japan Railway Company	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,801,380	Dec 2021	UBS	—	3,496	3,496
Pay	Kao Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,780,000	Dec 2021	UBS	—	2,668	2,668
Pay	Koito Manufacturing Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	8,058,000	Dec 2021	UBS	—	(2,683)	(2,683)
Pay	Mazda Motor Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,242,620	Dec 2021	UBS	—	(2,709)	(2,709)
Pay	MEIJI Holdings Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,760,450	Dec 2021	UBS	—	1,248	1,248
Pay	Mitsubishi Chemical Holdings Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,152,856	Dec 2021	UBS	—	(229)	(229)
Pay	Mitsui Chemicals, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	14,294,868	Dec 2021	UBS	—	(13,425)	(13,425)
Pay	MonotaRO Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	14,087,400	Dec 2021	UBS	—	(12,010)	(12,010)
Pay	Nomura Holdings, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	7,944,085	Dec 2021	UBS	—	(4,373)	(4,373)
Pay	NTT Data Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	15,205,700	Dec 2021	UBS	—	(6,064)	(6,064)
Pay	Ono Pharmaceutical Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	15,322,495	Dec 2021	UBS	—	(2,374)	(2,374)
23	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Oriental Land Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	4,390,100	Dec 2021	UBS	—	$1,764	$1,764
Pay	Shimadzu Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	7,629,813	Dec 2021	UBS	—	3,600	3,600
Pay	Showa Denko KK	1-Day JPY LIBOR - 0.58%	Monthly	JPY	8,466,544	Dec 2021	UBS	—	(2,171)	(2,171)
Pay	Sumitomo Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	13,507,624	Dec 2021	UBS	—	(3,464)	(3,464)
Pay	Sumitomo Mitsui Financial Group, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,292,145	Dec 2021	UBS	—	(789)	(789)
Pay	Unicharm Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	10,804,831	Dec 2021	UBS	—	4,342	4,342
Pay	American Airlines Group, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	88,943	Dec 2021	UBS	—	2,013	2,013
Pay	Ascendas Real Estate Investment Trust	1-Day SGD SORA - 0.45%	Monthly	SGD	266,721	Dec 2021	UBS	—	(8,650)	(8,650)
Pay	ASX, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	128,263	Dec 2021	UBS	—	(820)	(820)
Pay	Centene Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	143,769	Dec 2021	UBS	—	5,051	5,051
Pay	Cisco Systems, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	99,773	Dec 2021	UBS	—	(2,082)	(2,082)
Pay	Cognex Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	40,540	Dec 2021	UBS	—	436	436
Pay	Comerica, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	42,433	Dec 2021	UBS	—	(10,178)	(10,178)
Pay	Commerzbank AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	68,457	Dec 2021	UBS	—	(8,165)	(8,165)
Pay	CSX Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	28,618	Dec 2021	UBS	—	(2,515)	(2,515)
Pay	Dollar Tree, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	79,574	Dec 2021	UBS	—	(1,623)	(1,623)
Pay	FactSet Research Systems, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	49,006	Dec 2021	UBS	—	325	325
Pay	Galapagos NV	1-Day EUR LIBOR - 0.40%	Monthly	EUR	49,752	Dec 2021	UBS	—	(4,455)	(4,455)
Pay	GrubHub, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	103,619	Dec 2021	UBS	—	(19,122)	(19,122)
Pay	Guidewire Software, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	39,318	Dec 2021	UBS	—	(1,287)	(1,287)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	24

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Hong Kong Exchanges & Clearing, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	277,757	Dec 2021	UBS	—	$72	$72
Pay	Incyte Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	48,658	Dec 2021	UBS	—	(3,599)	(3,599)
Pay	Insulet Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	140,190	Dec 2021	UBS	—	(9,230)	(9,230)
Pay	Insurance Australia Group, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	114,070	Dec 2021	UBS	—	920	920
Pay	Invesco, Ltd.	1-Day USD OBFR - 0.35%	Monthly	USD	102,010	Dec 2021	UBS	—	3,847	3,847
Pay	Iron Mountain, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	67,948	Dec 2021	UBS	—	1,177	1,177
Pay	Jardine Matheson Holdings, Ltd.	1-Day USD OBFR - 0.35%	Monthly	USD	77,937	Dec 2021	UBS	—	11,987	11,987
Pay	Koninklijke Vopak NV	1-Day EUR LIBOR - 0.40%	Monthly	EUR	91,043	Dec 2021	UBS	—	(8,860)	(8,860)
Pay	Melco Resorts & Entertainment, Ltd.	1-Day USD OBFR - 0.35%	Monthly	USD	136,878	Dec 2021	UBS	—	(22,484)	(22,484)
Pay	Moody's Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	90,323	Dec 2021	UBS	—	(5,543)	(5,543)
Pay	Pearson PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	63,200	Dec 2021	UBS	—	7,229	7,229
Pay	QIAGEN NV	1-Day EUR LIBOR - 0.40%	Monthly	EUR	63,023	Dec 2021	UBS	—	(2,637)	(2,637)
Pay	Reckitt Benckiser Group PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	36,593	Dec 2021	UBS	—	(2,268)	(2,268)
Pay	Republic Services, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	94,017	Dec 2021	UBS	—	(1,657)	(1,657)
Pay	Sealed Air Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	136,431	Dec 2021	UBS	—	(1,572)	(1,572)
Pay	The Cooper Companies, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	139,493	Dec 2021	UBS	—	5,578	5,578
Pay	The Middleby Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	100,058	Dec 2021	UBS	—	(10,777)	(10,777)
Pay	United Parcel Service, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	104,017	Dec 2021	UBS	—	5,459	5,459
Pay	Ventas, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	114,236	Dec 2021	UBS	—	(6,878)	(6,878)
Pay	VMware, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	93,211	Dec 2021	UBS	—	1,395	1,395
25	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Westpac Banking Corp.	1-Day AUD IBOC - 0.45%	Monthly	AUD	268,508	Dec 2021	UBS	—	$76	$76
Pay	Wheelock & Company, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	226,507	Dec 2021	UBS	—	(1,653)	(1,653)
Pay	Whirlpool Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	130,856	Dec 2021	UBS	—	(15,552)	(15,552)
Pay	Xilinx, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	75,744	Dec 2021	UBS	—	(2,928)	(2,928)
Pay	Air Canada	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	205,167	Dec 2021	UBS	—	(12,500)	(12,500)
Pay	Fortis, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	74,353	Dec 2021	UBS	—	(1,036)	(1,036)
Pay	Husky Energy, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	95,929	Dec 2021	UBS	—	(7,126)	(7,126)
Pay	Intact Financial Corp.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	210,408	Dec 2021	UBS	—	6,768	6,768
Pay	TC Energy Corp.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	131,763	Dec 2021	UBS	—	908	908
Pay	West Fraser Timber Company, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	176,898	Dec 2021	UBS	—	(36,503)	(36,503)
Pay	Banco Santander SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	36,252	Jan 2022	UBS	—	(754)	(754)
Pay	Bank of America Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	40,497	Jan 2022	UBS	—	(3,401)	(3,401)
Pay	BASF SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	38,526	Jan 2022	UBS	—	(2,616)	(2,616)
Pay	Bayer AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	53,430	Jan 2022	UBS	—	(3,644)	(3,644)
Pay	BeiGene, Ltd.	1-Day USD OBFR - 0.35%	Monthly	USD	149,289	Jan 2022	UBS	—	3,162	3,162
Pay	CK Hutchison Holdings, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	288,571	Jan 2022	UBS	—	41	41
Pay	Credit Agricole SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	137,385	Jan 2022	UBS	—	(25,387)	(25,387)
Pay	Deere & Company	1-Day USD OBFR - 0.35%	Monthly	USD	220,014	Jan 2022	UBS	—	(15,891)	(15,891)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	26

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Deutsche Bank AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	194,794	Jan 2022	UBS	—	$(43,549)	$(43,549)
Pay	Deutsche Post AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	32,435	Jan 2022	UBS	—	(2,556)	(2,556)
Pay	Ecolab, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	85,583	Jan 2022	UBS	—	(9,245)	(9,245)
Pay	Elanco Animal Health, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	206,638	Jan 2022	UBS	—	(17,647)	(17,647)
Pay	Electricite de France SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	78,114	Jan 2022	UBS	—	4,039	4,039
Pay	Exxon Mobil Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	61,449	Jan 2022	UBS	—	(9,101)	(9,101)
Pay	Facebook, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	31,678	Jan 2022	UBS	—	(4,971)	(4,971)
Pay	FedEx Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	87,287	Jan 2022	UBS	—	(5,015)	(5,015)
Pay	First Republic Bank	1-Day USD OBFR - 0.35%	Monthly	USD	263,455	Jan 2022	UBS	—	(27,257)	(27,257)
Pay	Gartner, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	124,556	Jan 2022	UBS	—	(19,704)	(19,704)
Pay	Hang Seng Bank, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	391,558	Jan 2022	UBS	—	232	232
Pay	Henderson Land Development Company, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	853,091	Jan 2022	UBS	—	844	844
Pay	Intercontinental Exchange, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	68,051	Jan 2022	UBS	—	(2,534)	(2,534)
Pay	Lowe's Companies, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	31,132	Jan 2022	UBS	—	(3,441)	(3,441)
Pay	Lululemon Athletica, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	64,465	Jan 2022	UBS	—	(4,824)	(4,824)
Pay	LVMH Moet Hennessy Louis Vuitton SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	43,434	Jan 2022	UBS	—	(1,501)	(1,501)
Pay	Mastercard, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	30,085	Jan 2022	UBS	—	(2,091)	(2,091)
Pay	Motorola Solutions, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	141,338	Jan 2022	UBS	—	4,546	4,546
Pay	Novartis AG	1-Day CHF LIBOR - 0.48%	Monthly	CHF	54,923	Jan 2022	UBS	—	(61)	(61)
Pay	People's United Financial, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	254,706	Jan 2022	UBS	—	(42,699)	(42,699)
Pay	Prologis, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	32,799	Jan 2022	UBS	—	(1,025)	(1,025)
27	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Renault SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	128,528	Jan 2022	UBS	—	$(13,020)	$(13,020)
Pay	Sands China, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	238,980	Jan 2022	UBS	—	(1,944)	(1,944)
Pay	Schneider Electric SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	179,829	Jan 2022	UBS	—	(10,659)	(10,659)
Pay	Sun Hung Kai Properties, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	488,240	Jan 2022	UBS	—	600	600
Pay	The Bank of New York Mellon Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	82,073	Jan 2022	UBS	—	(6,909)	(6,909)
Pay	The Kraft Heinz Company	1-Day USD OBFR - 0.35%	Monthly	USD	98,652	Jan 2022	UBS	—	(8,035)	(8,035)
Pay	US Bancorp	1-Day USD OBFR - 0.35%	Monthly	USD	29,297	Jan 2022	UBS	—	(2,791)	(2,791)
Pay	VEREIT, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	127,208	Jan 2022	UBS	—	(10,577)	(10,577)
Pay	Walmart, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	46,225	Jan 2022	UBS	—	2,581	2,581
Pay	Wayfair, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	227,024	Jan 2022	UBS	—	(120,352)	(120,352)
Pay	Wells Fargo & Company	1-Day USD OBFR - 0.35%	Monthly	USD	40,726	Jan 2022	UBS	—	(880)	(880)
Pay	Aeon Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	21,831,618	Jan 2022	UBS	—	5,496	5,496
Pay	AstraZeneca PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	137,755	Jan 2022	UBS	—	(16,144)	(16,144)
Pay	Barclays PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	60,922	Jan 2022	UBS	—	(16,686)	(16,686)
Pay	BP PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	137,353	Jan 2022	UBS	—	(7,762)	(7,762)
Pay	Central Japan Railway Company	1-Day JPY LIBOR - 0.58%	Monthly	JPY	11,706,500	Jan 2022	UBS	—	6,058	6,058
Pay	Commonwealth Bank of Australia	1-Day AUD IBOC - 0.45%	Monthly	AUD	49,842	Jan 2022	UBS	—	(329)	(329)
Pay	Daiwa House Industry Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	11,698,008	Jan 2022	UBS	—	(1,406)	(1,406)
Pay	Dentsu Group, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	19,715,020	Jan 2022	UBS	—	(27,176)	(27,176)
Pay	Fuji Electric Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	24,397,737	Jan 2022	UBS	—	(8,717)	(8,717)
Pay	Glencore PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	138,817	Jan 2022	UBS	—	(16,497)	(16,497)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	28

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Honda Motor Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,656,082	Jan 2022	UBS	—	$(3,451)	$(3,451)
Pay	HSBC Holdings PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	74,895	Jan 2022	UBS	—	(452)	(452)
Pay	Japan Post Holdings Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	6,191,509	Jan 2022	UBS	—	(2,204)	(2,204)
Pay	Keyence Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	15,769,440	Jan 2022	UBS	—	(5,907)	(5,907)
Pay	Komatsu, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	13,416,884	Jan 2022	UBS	—	(8,940)	(8,940)
Pay	Lloyds Banking Group PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	117,439	Jan 2022	UBS	—	(12,431)	(12,431)
Pay	M3, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	12,038,950	Jan 2022	UBS	—	(1,195)	(1,195)
Pay	Mercari, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	29,941,362	Jan 2022	UBS	—	(63,445)	(63,445)
Pay	Mitsubishi Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	6,948,122	Jan 2022	UBS	—	(1,841)	(1,841)
Pay	Mitsubishi Estate Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,400,632	Jan 2022	UBS	—	(199)	(199)
Pay	Mitsubishi UFJ Financial Group, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,628,249	Jan 2022	UBS	—	(2,190)	(2,190)
Pay	Mitsui Fudosan Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	8,887,988	Jan 2022	UBS	—	(7,255)	(7,255)
Pay	Mondi PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	116,473	Jan 2022	UBS	—	(15,432)	(15,432)
Pay	National Australia Bank, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	220,463	Jan 2022	UBS	—	(2,791)	(2,791)
Pay	NEC Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	20,209,770	Jan 2022	UBS	—	7,338	7,338
Pay	Nidec Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	9,516,482	Jan 2022	UBS	—	(6,177)	(6,177)
Pay	Nippon Steel Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,794,215	Jan 2022	UBS	—	(5,079)	(5,079)
Pay	Nippon Yusen KK	1-Day JPY LIBOR - 0.58%	Monthly	JPY	17,396,800	Jan 2022	UBS	—	(14,905)	(14,905)
Pay	Nissan Chemical Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	11,411,400	Jan 2022	UBS	—	(8,036)	(8,036)
Pay	Nissan Motor Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	6,394,175	Jan 2022	UBS	—	(113)	(113)
Pay	Obic Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	7,383,960	Jan 2022	UBS	—	(3,308)	(3,308)
29	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Oil Search, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	118,110	Jan 2022	UBS	—	$(11,819)	$(11,819)
Pay	Rolls-Royce Holdings PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	109,142	Jan 2022	UBS	—	(8,891)	(8,891)
Pay	Ryohin Keikaku Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	9,572,430	Jan 2022	UBS	—	(15,034)	(15,034)
Pay	Sharp Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	19,768,959	Jan 2022	UBS	—	(4,787)	(4,787)
Pay	SoftBank Group Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	16,669,051	Jan 2022	UBS	—	(10,796)	(10,796)
Pay	Takeda Pharmaceutical Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	4,558,750	Jan 2022	UBS	—	(3,729)	(3,729)
Pay	Tokio Marine Holdings, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	6,042,288	Jan 2022	UBS	—	(133)	(133)
Pay	Transurban Group	1-Day AUD IBOC - 0.45%	Monthly	AUD	163,306	Jan 2022	UBS	—	(7,620)	(7,620)
Pay	Treasury Wine Estates, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	205,455	Jan 2022	UBS	—	5,316	5,316
Pay	Vodafone Group PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	29,457	Jan 2022	UBS	—	(1,427)	(1,427)
Pay	Wm Morrison Supermarkets PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	56,513	Jan 2022	UBS	—	(362)	(362)
Pay	Yamato Holdings Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	9,608,512	Jan 2022	UBS	—	4,310	4,310
Pay	BCE, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	73,176	Jan 2022	UBS	—	1,570	1,570
Pay	Canadian National Railway Company	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	40,331	Jan 2022	UBS	—	(1,709)	(1,709)
Pay	CGI, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	78,416	Jan 2022	UBS	—	(4,384)	(4,384)
Pay	Enbridge, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	67,777	Jan 2022	UBS	—	(3,231)	(3,231)
Pay	First Quantum Minerals, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	178,078	Jan 2022	UBS	—	(22,495)	(22,495)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	30

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Gildan Activewear, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	72,531	Jan 2022	UBS	—	$4,526	$4,526
Pay	Inter Pipeline, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	221,280	Jan 2022	UBS	—	(26,097)	(26,097)
Pay	Nutrien, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	89,438	Jan 2022	UBS	—	(1,179)	(1,179)
Pay	Restaurant Brands International, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	171,139	Jan 2022	UBS	—	(19,219)	(19,219)
Pay	Shopify, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	63,746	Jan 2022	UBS	—	(11,922)	(11,922)
Pay	Teck Resources, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	78,483	Jan 2022	UBS	—	(4,684)	(4,684)
Pay	The Toronto-Dominion Bank	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	56,037	Jan 2022	UBS	—	(1,070)	(1,070)
Pay	Wheaton Precious Metals Corp.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	90,994	Jan 2022	UBS	—	(8,389)	(8,389)
Receive	ABN AMRO Bank NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	58,267	Feb 2021	BNP	—	804	804
Receive	ACS Actividades de Construccion y Servicios SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	65,904	Feb 2021	BNP	—	9,819	9,819
Receive	Akzo Nobel NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	195,812	Feb 2021	BNP	—	23,291	23,291
Receive	Amphenol Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	34,318	Feb 2021	BNP	—	3,348	3,348
Receive	Apple, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	176,631	Feb 2021	BNP	—	5,732	5,732
31	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Arthur J. Gallagher & Company	1-Month USD LIBOR + 0.35%	Monthly	USD	97,703	Feb 2021	BNP	—	$(6,065)	$(6,065)
Receive	Assurant, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	44,620	Feb 2021	BNP	—	2,100	2,100
Receive	Atos SE	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	77,864	Feb 2021	BNP	—	9,590	9,590
Receive	AvalonBay Communities, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	37,371	Feb 2021	BNP	—	412	412
Receive	Baloise Holding AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	34,661	Feb 2021	BNP	—	1,380	1,380
Receive	Barratt Developments PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	39,214	Feb 2021	BNP	—	9,752	9,752
Receive	Black Knight, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	33,953	Feb 2021	BNP	—	3,146	3,146
Receive	Carl Zeiss Meditec AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	33,561	Feb 2021	BNP	—	(402)	(402)
Receive	Carnival Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	92,082	Feb 2021	BNP	—	26,126	26,126
Receive	Citizens Financial Group, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	53,882	Feb 2021	BNP	—	11,018	11,018
Receive	Compass Group PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	27,929	Feb 2021	BNP	—	2,606	2,606
Receive	Demant A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	204,452	Feb 2021	BNP	—	(103)	(103)
Receive	Discovery, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	66,847	Feb 2021	BNP	—	3,313	3,313
Receive	Dufry AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	70,431	Feb 2021	BNP	—	21,614	21,614
Receive	Elisa OYJ	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	197,196	Feb 2021	BNP	—	3,221	3,221
Receive	Equity Residential	1-Month USD LIBOR + 0.35%	Monthly	USD	37,746	Feb 2021	BNP	—	(553)	(553)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	32

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Fiat Chrysler Automobiles NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	77,516	Feb 2021	BNP	—	$11,235	$11,235
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	35,207	Feb 2021	BNP	—	3,418	3,418
Receive	Fiserv, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	35,310	Feb 2021	BNP	—	3,525	3,525
Receive	Fresenius SE & Company KGaA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	83,369	Feb 2021	BNP	—	8,140	8,140
Receive	G4S PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	26,217	Feb 2021	BNP	—	5,157	5,157
Receive	Geberit AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	183,166	Feb 2021	BNP	—	15,342	15,342
Receive	HCA Healthcare, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	83,205	Feb 2021	BNP	—	257	257
Receive	Heineken NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	33,998	Feb 2021	BNP	—	937	937
Receive	Hermes International	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	120,257	Feb 2021	BNP	—	(1,468)	(1,468)
Receive	Hilton Worldwide Holdings, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	46,953	Feb 2021	BNP	—	3,894	3,894
Receive	HOCHTIEF AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	45,750	Feb 2021	BNP	—	4,670	4,670
Receive	Howmet Aerospace, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	80,079	Feb 2021	BNP	—	11,933	11,933
Receive	InterContinental Hotels Group PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	27,351	Feb 2021	BNP	—	3,667	3,667
Receive	ITV PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	80,080	Feb 2021	BNP	—	14,683	14,683
Receive	JD Sports Fashion PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	25,565	Feb 2021	BNP	—	1,110	1,110
33	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Kerry Group PLC	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	56,400	Feb 2021	BNP	—	$2,909	$2,909
Receive	L'Oreal SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	46,229	Feb 2021	BNP	—	4,053	4,053
Receive	Marsh & McLennan Companies, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	38,039	Feb 2021	BNP	—	385	385
Receive	Medtronic PLC	1-Month USD LIBOR + 0.35%	Monthly	USD	36,106	Feb 2021	BNP	—	95	95
Receive	Muenchener Rueckversicherungs Gesellschaft AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	74,646	Feb 2021	BNP	—	4,023	4,023
Receive	Nokian Renkaat OYJ	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	48,581	Feb 2021	BNP	—	3,589	3,589
Receive	Norwegian Cruise Line Holdings, Ltd.	1-Month USD LIBOR + 0.35%	Monthly	USD	77,747	Feb 2021	BNP	—	27,761	27,761
Receive	Novo Nordisk A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	1,247,920	Feb 2021	BNP	—	10,615	10,615
Receive	Peugeot SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	89,805	Feb 2021	BNP	—	11,116	11,116
Receive	PTC, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	30,623	Feb 2021	BNP	—	2,251	2,251
Receive	Quest Diagnostics, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	76,761	Feb 2021	BNP	—	18,092	18,092
Receive	Red Electrica Corp. SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	131,397	Feb 2021	BNP	—	6,012	6,012
Receive	RenaissanceRe Holdings, Ltd.	1-Month USD LIBOR + 0.35%	Monthly	USD	35,798	Feb 2021	BNP	—	(2,966)	(2,966)
Receive	Roche Holding AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	145,237	Feb 2021	BNP	—	11,872	11,872
Receive	Sabre Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	33,577	Feb 2021	BNP	—	5,521	5,521
Receive	Sampo Oyj	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	32,489	Feb 2021	BNP	—	4,497	4,497
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	34

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	SGS SA	1-Month CHF LIBOR + 0.30%	Monthly	CHF	37,570	Feb 2021	BNP	—	$(433)	$(433)
Receive	Sonova Holding AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	41,140	Feb 2021	BNP	—	1,095	1,095
Receive	Target Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	51,739	Feb 2021	BNP	—	1,672	1,672
Receive	Teradyne, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	28,595	Feb 2021	BNP	—	656	656
Receive	The Blackstone Group, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	29,075	Feb 2021	BNP	—	4,288	4,288
Receive	The Coca-Cola Company	1-Month USD LIBOR + 0.35%	Monthly	USD	64,797	Feb 2021	BNP	—	(2,375)	(2,375)
Receive	The TJX Companies, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	37,714	Feb 2021	BNP	—	573	573
Receive	The Walt Disney Company	1-Month USD LIBOR + 0.35%	Monthly	USD	36,386	Feb 2021	BNP	—	1,662	1,662
Receive	Trane Technologies PLC	1-Month USD LIBOR + 0.35%	Monthly	USD	39,804	Feb 2021	BNP	—	302	302
Receive	Tryg A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	225,548	Feb 2021	BNP	—	(1,319)	(1,319)
Receive	Tyler Technologies, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	54,663	Feb 2021	BNP	—	(499)	(499)
Receive	Unilever NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	133,647	Feb 2021	BNP	—	(1,294)	(1,294)
Receive	UPM-Kymmene OYJ	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	156,720	Feb 2021	BNP	—	7,314	7,314
Receive	Veolia Environnement SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	36,524	Feb 2021	BNP	—	1,279	1,279
Receive	Vivendi SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	166,324	Feb 2021	BNP	—	(7,837)	(7,837)
Receive	Waste Management, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	35,656	Feb 2021	BNP	—	1,230	1,230
35	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Wirecard AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	141,795	Feb 2021	BNP	—	$(35,704)	$(35,704)
Receive	Wolters Kluwer NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	33,685	Feb 2021	BNP	—	380	380
Receive	Zurich Insurance Group AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	36,856	Feb 2021	BNP	—	669	669
Receive	Arch Capital Group, Ltd.	1-Month USD LIBOR + 0.35%	Monthly	USD	72,013	Feb 2021	BNP	—	(8,765)	(8,765)
Receive	Bunge, Ltd.	1-Month USD LIBOR + 0.35%	Monthly	USD	105,813	Feb 2021	BNP	—	7,847	7,847
Receive	CarMax, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	48,156	Feb 2021	BNP	—	9,414	9,414
Receive	Copart, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	54,320	Feb 2021	BNP	—	7,742	7,742
Receive	Lincoln National Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	75,285	Feb 2021	BNP	—	17,086	17,086
Receive	Advantest Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	7,848,230	Dec 2021	UBS	—	8,076	8,076
Receive	Ajinomoto Company, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	6,966,190	Dec 2021	UBS	—	277	277
Receive	Aker BP ASA	1-Month NOK NIBOR + 0.40%	Monthly	NOK	509,577	Dec 2021	UBS	—	10,665	10,665
Receive	ANA Holdings, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	4,109,035	Dec 2021	UBS	—	(2,489)	(2,489)
Receive	Asahi Kasei Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	7,610,208	Dec 2021	UBS	—	5,171	5,171
Receive	FUJIFILM Holdings Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	4,026,484	Dec 2021	UBS	—	(1,707)	(1,707)
Receive	Fujitsu, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	5,921,140	Dec 2021	UBS	—	(1,390)	(1,390)
Receive	Isuzu Motors, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	8,332,046	Dec 2021	UBS	—	8,882	8,882
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	36

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Kajima Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	3,437,211	Dec 2021	UBS	—	—	—
Receive	KDDI Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	7,012,608	Dec 2021	UBS	—	$(1,391)	$(1,391)
Receive	Konami Holdings Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	3,461,040	Dec 2021	UBS	—	2,771	2,771
Receive	L E Lundbergforetagen AB	1-Month SEK STIBOR + 0.40%	Monthly	SEK	303,283	Dec 2021	UBS	—	(759)	(759)
Receive	MINEBEA MITSUMI, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	6,242,038	Dec 2021	UBS	—	3,945	3,945
Receive	Mitsui OSK Lines, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	6,793,964	Dec 2021	UBS	—	4,928	4,928
Receive	Mowi ASA	1-Month NOK NIBOR + 0.40%	Monthly	NOK	882,998	Dec 2021	UBS	—	(2,881)	(2,881)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	3,215,640	Dec 2021	UBS	—	(3,095)	(3,095)
Receive	Olympus Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	7,823,277	Dec 2021	UBS	—	2,431	2,431
Receive	Panasonic Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	4,103,899	Dec 2021	UBS	—	—	—
Receive	Partners Group Holding AG	1-Month CHF LIBOR + 0.40%	Monthly	CHF	141,316	Dec 2021	UBS	—	8,067	8,067
Receive	Recruit Holdings Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	23,682,400	Dec 2021	UBS	—	30,054	30,054
Receive	Secom Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	3,596,736	Dec 2021	UBS	—	(545)	(545)
Receive	Stanley Electric Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	3,052,452	Dec 2021	UBS	—	2,132	2,132
Receive	Swisscom AG	1-Month CHF LIBOR + 0.40%	Monthly	CHF	37,080	Dec 2021	UBS	—	(979)	(979)
Receive	Toray Industries, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	3,907,853	Dec 2021	UBS	—	1,696	1,696
37	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Yara International ASA	1-Month NOK NIBOR + 0.40%	Monthly	NOK	726,379	Dec 2021	UBS	—	$(688)	$(688)
Receive	Z Holdings Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	23,515,892	Dec 2021	UBS	—	30,990	30,990
Receive	Accenture PLC	1-Month USD LIBOR + 0.40%	Monthly	USD	35,246	Dec 2021	UBS	—	3,253	3,253
Receive	Acuity Brands, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	24,996	Dec 2021	UBS	—	883	883
Receive	Automatic Data Processing, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	36,199	Dec 2021	UBS	—	2,360	2,360
Receive	AVEVA Group PLC	1-Month GBP LIBOR + 0.40%	Monthly	GBP	32,671	Dec 2021	UBS	—	833	833
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.40%	Monthly	USD	34,849	Dec 2021	UBS	—	(22)	(22)
Receive	Challenger, Ltd.	1-Month AUD BBSW + 0.45%	Monthly	AUD	52,550	Dec 2021	UBS	—	(285)	(285)
Receive	Chubb, Ltd.	1-Month USD LIBOR + 0.40%	Monthly	USD	42,057	Dec 2021	UBS	—	(3,086)	(3,086)
Receive	Cintas Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	54,812	Dec 2021	UBS	—	10,147	10,147
Receive	CVS Health Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	42,029	Dec 2021	UBS	—	666	666
Receive	Danaher Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	33,607	Dec 2021	UBS	—	2,332	2,332
Receive	easyJet PLC	1-Month GBP LIBOR + 0.40%	Monthly	GBP	62,873	Dec 2021	UBS	—	303	303
Receive	Essential Utilities, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	30,492	Dec 2021	UBS	—	(172)	(172)
Receive	Ferguson PLC	1-Month GBP LIBOR + 0.40%	Monthly	GBP	43,349	Dec 2021	UBS	—	7,152	7,152
Receive	Fortune Brands Home & Security, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	47,186	Dec 2021	UBS	—	5,272	5,272
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	38

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hannover Rueck SE	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	37,212	Dec 2021	UBS	—	$3,865	$3,865
Receive	ING Groep NV	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	59,974	Dec 2021	UBS	—	4,136	4,136
Receive	Markel Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	40,356	Dec 2021	UBS	—	(3,145)	(3,145)
Receive	Newmont Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	51,874	Dec 2021	UBS	—	1,085	1,085
Receive	Nordstrom, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	79,188	Dec 2021	UBS	—	2,699	2,699
Receive	ON Semiconductor Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	58,226	Dec 2021	UBS	—	10,332	10,332
Receive	Owens Corning	1-Month USD LIBOR + 0.40%	Monthly	USD	97,996	Dec 2021	UBS	—	9,964	9,964
Receive	Paychex, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	35,365	Dec 2021	UBS	—	1,958	1,958
Receive	Pentair PLC	1-Month USD LIBOR + 0.40%	Monthly	USD	28,630	Dec 2021	UBS	—	3,174	3,174
Receive	PepsiCo, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	37,538	Dec 2021	UBS	—	(783)	(783)
Receive	PulteGroup, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	59,007	Dec 2021	UBS	—	10,805	10,805
Receive	PVH Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	62,013	Dec 2021	UBS	—	10,071	10,071
Receive	RELX PLC	1-Month GBP LIBOR + 0.40%	Monthly	GBP	28,357	Dec 2021	UBS	—	1,426	1,426
Receive	ResMed, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	53,657	Dec 2021	UBS	—	(1,657)	(1,657)
Receive	Roper Technologies, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	37,377	Dec 2021	UBS	—	3,185	3,185
Receive	Smurfit Kappa Group PLC	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	66,979	Dec 2021	UBS	—	10,560	10,560
39	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Spark New Zealand, Ltd.	1-Month NZD BBR + 0.45%	Monthly	NZD	47,180	Dec 2021	UBS	—	$929	$929
Receive	Stockland	1-Month AUD BBSW + 0.45%	Monthly	AUD	77,234	Dec 2021	UBS	—	(1,212)	(1,212)
Receive	Sun Communities, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	65,180	Dec 2021	UBS	—	3,858	3,858
Receive	TransUnion	1-Month USD LIBOR + 0.40%	Monthly	USD	50,977	Dec 2021	UBS	—	5,639	5,639
Receive	Universal Health Services, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	69,586	Dec 2021	UBS	—	1,717	1,717
Receive	ViacomCBS, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	97,994	Dec 2021	UBS	—	13,242	13,242
Receive	Vicinity Centres	1-Month AUD BBSW + 0.45%	Monthly	AUD	53,799	Dec 2021	UBS	—	2,240	2,240
Receive	Waste Connections, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	35,743	Dec 2021	UBS	—	747	747
Receive	West Pharmaceutical Services, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	24,256	Dec 2021	UBS	—	3,547	3,547
Receive	WP Carey, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	37,839	Dec 2021	UBS	—	1,540	1,540
Receive	Yum! Brands, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	32,919	Dec 2021	UBS	—	3,704	3,704
Receive	Zoetis, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	43,581	Dec 2021	UBS	—	1,911	1,911
Receive	Allianz SE	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	174,107	Jan 2022	UBS	—	8,935	8,935
Receive	Atlantia SpA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	70,148	Jan 2022	UBS	—	16,979	16,979
Receive	Charter Communications, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	102,242	Jan 2022	UBS	—	(266)	(266)
Receive	Deutsche Wohnen SE	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	231,734	Jan 2022	UBS	—	13,885	13,885
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	40

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Eutelsat Communications SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	26,859	Jan 2022	UBS	—	$891	$891
Receive	Hewlett Packard Enterprise Company	1-Month USD LIBOR + 0.40%	Monthly	USD	79,092	Jan 2022	UBS	—	4,371	4,371
Receive	Kohl's Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	127,775	Jan 2022	UBS	—	5,508	5,508
Receive	Koninklijke Ahold Delhaize NV	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	203,378	Jan 2022	UBS	—	253	253
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	54,884	Jan 2022	UBS	—	3,589	3,589
Receive	Metso OYJ	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	38,263	Jan 2022	UBS	—	7,432	7,432
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	46,241	Jan 2022	UBS	—	1,540	1,540
Receive	Mid-America Apartment Communities, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	59,499	Jan 2022	UBS	—	1,026	1,026
Receive	Novozymes A/S	1-Month DKK CIBOR + 0.40%	Monthly	DKK	1,000,840	Jan 2022	UBS	—	10,497	10,497
Receive	Orion Oyj	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	39,179	Jan 2022	UBS	—	3,886	3,886
Receive	Swiss Life Holding AG	1-Month CHF LIBOR + 0.40%	Monthly	CHF	34,115	Jan 2022	UBS	—	1,862	1,862
Receive	The Hershey Company	1-Month USD LIBOR + 0.40%	Monthly	USD	70,017	Jan 2022	UBS	—	(5,018)	(5,018)
Receive	The Swatch Group AG	1-Month CHF LIBOR + 0.40%	Monthly	CHF	154,752	Jan 2022	UBS	—	993	993
Receive	Lendlease Group	1-Month AUD BBSW + 0.45%	Monthly	AUD	96,350	Jan 2022	UBS	—	3,480	3,480
Receive	Sekisui House, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	11,921,726	Jan 2022	UBS	—	2,417	2,417
41	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	West Japan Railway Company	1-Month JPY LIBOR + 0.45%	Monthly	JPY	4,125,996	Jan 2022	UBS	—	$(1,916)	$(1,916)
Receive	Yamaha Motor Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	10,949,967	Jan 2022	UBS	—	12,219	12,219
								—	$(1,493,846)	$(1,493,846)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas
CIBOR	Copenhagen Interbank Offered Rate
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
IBOC	Interbank Overnight Cash Rate
JPM	JPMorgan Chase Bank, N.A.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	42

LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SORA	Singapore Overnight Rate Average
STIBOR	Stockholm Interbank Offered Rate
UBS	UBS AG
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $44,308,464. Net unrealized appreciation aggregated to $835,595, of which $4,816,985 related to gross unrealized appreciation and $3,981,390 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
43	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $43,773,855)	$44,314,158
Swap contracts, at value (net unamortized upfront payment of $1,505,147)	2,188,735
Unrealized appreciation on forward foreign currency contracts	6,502,366
Receivable for futures variation margin	776,228
Cash	32,355,933
Foreign currency, at value (Cost $30,310,806)	30,308,536
Collateral held at broker for futures contracts	4,439,516
Collateral segregated at custodian for OTC derivative contracts	17,810,573
Dividends and interest receivable	206,338
Receivable for investments sold	5,740,621
Other assets	110,072
Total assets	144,753,076
Liabilities
Unrealized depreciation on forward foreign currency contracts	3,727,977
Swap contracts, at value (net unamortized upfront payment of $(970,538))	3,617,066
Payable for investments purchased	8,006,419
Payable to affiliates
Accounting and legal services fees	6,395
Transfer agent fees	1
Trustees' fees	175
Other liabilities and accrued expenses	279,329
Total liabilities	15,637,362
Net assets	$129,115,714
Net assets consist of
Paid-in capital	$150,443,438
Total distributable earnings (loss)	(21,327,724)
Net assets	$129,115,714

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class R6 ($42,988 ÷ 5,000 shares)	$8.60
Class NAV ($129,072,726 ÷ 15,012,166 shares)	$8.60
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Risk Premia Fund	44

CONSOLIDATED STATEMENT OF OPERATIONS For the period ended 4-30-201 (unaudited)

Investment income
Dividends	$416,133
Interest	343,006
Less foreign taxes withheld	(18,417)
Total investment income	740,722
Expenses
Investment management fees	520,744
Accounting and legal services fees	10,021
Transfer agent fees	2
Trustees' fees	832
Custodian fees	49,273
State registration fees	10,841
Printing and postage	6,974
Professional fees	89,727
Other	24,388
Total expenses	712,802
Less expense reductions	(3,643)
Net expenses	709,159
Net investment income	31,563
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(18,876,635)
Futures contracts	(14,197,905)
Forward foreign currency contracts	(2,215,963)
Swap contracts	12,930,382
(22,360,121)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	761,549
Futures contracts	(516,157)
Forward foreign currency contracts	2,774,389
Swap contracts	(1,962,940)
1,056,841
Net realized and unrealized loss	(21,303,280)
Decrease in net assets from operations	$(21,271,717)
[1] Period from 12-17-19 (commencement of operations) to 4-30-20.
45	JOHN HANCOCK Alternative Risk Premia Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-20[1] (unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$31,563
Net realized loss	(22,360,121)
Change in net unrealized appreciation (depreciation)	1,056,841
Decrease in net assets resulting from operations	(21,271,717)
Distributions to shareholders
From earnings
Class R6	(18)
Class NAV	(55,989)
Total distributions	(56,007)
From fund share transactions	150,443,438
Total increase	129,115,714
Net assets
Beginning of period	—
End of period	$129,115,714

[1]	Period from 12-17-19 (commencement of operations) to 4-30-20.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Risk Premia Fund	46

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS R6 SHARES	Period ended 4-30-20[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	— [3]
Net realized and unrealized gain (loss) on investments	(1.40)
Total from investment operations	(1.40)
Less distributions
From net investment income	— [3]
Net asset value, end of period	$8.60
Total return (%)[4]	(13.97) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38 [7]
Expenses including reductions	1.37 [7]
Net investment loss	(0.41) [7]
Portfolio turnover (%)	136

[1]	Period from 12-17-19 (commencement of operations) to 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
47	JOHN HANCOCK Alternative Risk Premia Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS NAV SHARES	Period ended 4-30-20[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	— [3]
Net realized and unrealized gain (loss) on investments	(1.40)
Total from investment operations	(1.40)
Less distributions
From net investment income	— [3]
Net asset value, end of period	$8.60
Total return (%)[4]	(13.97) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$129
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37 [6]
Expenses including reductions	1.36 [6]
Net investment loss	(0.39) [6]
Portfolio turnover (%)	136

[1]	Period from 12-17-19 (commencement of operations) to 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Risk Premia Fund	48

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock Alternative Risk Premia Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term positive absolute returns.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Alternative Risk Premia Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Unigestion (UK) Limited, (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of April 30, 2020, the net assets of the subsidiary were $28,050,999 representing 21.7% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
The fund commenced operations on December 17, 2019.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically
49	JOHN HANCOCK Alternative Risk Premia Fund | SEMIANNUAL REPORT

valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$2,418,782	—	$2,418,782	—
Bermuda	77,004	$77,004	—	—
Canada	1,610,513	1,610,513	—	—
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Risk Premia Fund	50

	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Hong Kong	$138,595	—	$138,595	—
Ireland	458,615	$368,318	90,297	—
Israel	337,463	337,463	—	—
Japan	4,055,569	—	4,055,569	—
Netherlands	512,686	337,244	175,442	—
New Zealand	28,435	—	28,435	—
Norway	229,370	—	229,370	—
Singapore	113,213	—	113,213	—
Sweden	789,431	—	789,431	—
United Kingdom	1,577,765	159,774	1,417,991	—
United States	12,915,528	12,915,528	—	—
Preferred securities	45,368	—	45,368	—
Rights	11,178	—	11,178	—
Short-term investments	18,994,643	—	18,994,643	—
Total investments in securities	$44,314,158	$15,805,844	$28,508,314	—
Derivatives:
Assets
Futures	$845,291	$839,207	$6,084	—
Forward foreign currency contracts	6,502,366	—	6,502,366	—
Swap contracts	2,188,735	—	2,188,735	—
Assets
Liabilities
Futures	(1,361,448)	(1,350,748)	(10,700)	—
Forward foreign currency contracts	(3,727,977)	—	(3,727,977)	—
Swap contracts	(3,617,066)	—	(3,617,066)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
51	JOHN HANCOCK Alternative Risk Premia Fund | SEMIANNUAL REPORT

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Consolidated statement of operations. For the period ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the period ended April 30, 2020 were $601.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
The fund’s federal tax returns will be subject to examination by the Internal Revenue Service for a period of three years.
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Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at October 31, 2019.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Consolidated Fund's investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
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Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund or the subsidiary is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund or the subsidiary is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the period ended April 30, 2020, the fund or the subsidiary used futures contracts to gain exposure to treasuries market, foreign bond market, foreign currency, certain securities markets and as a temporary substitute for securities purchase (or to be purchased) The fund and its subsidiary held futures contracts with USD notional values ranging from $145.6 million to $249.0 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the period ended April 30, 2020, the fund used forward foreign currency contracts to gain exposure to currencies The fund held forward foreign currency contracts with USD notional values ranging from $167.2 million to $337.6 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Consolidated statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
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Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the period ended April 30, 2020, the fund used credit default swap contracts as a buyer to gain exposure to security or credit index. The fund held credit default swaps with total USD notional amounts ranging up to $64.1 million, as measured at each quarter end.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the period ended April 30, 2020, the fund used credit default swap contracts as a seller to gain exposure to security or credit index. The fund held credit default swaps with total USD notional amounts ranging from $14.2 million to $61.6 million, as measured at each quarter end.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
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During the period ended April 30, 2020, the fund used total return swaps to gain exposure to underlying asset. The fund held total return swaps with total USD notional amounts ranging from $43.2 million to $64.3 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2020 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures	$127,403	$(203,802)
Currency	Receivable/payable for futures variation margin	Futures	421,579	(186,436)
Equity	Receivable/payable for futures variation margin	Futures	296,309	(971,210)
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	6,502,366	(3,727,977)
Credit	Swap contracts, at value	Credit default swaps	1,233,456	(1,167,941)
Equity	Swap contracts, at value	Total return swaps	955,279	(2,449,125)
			$9,536,392	$(8,706,491)
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund's exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$6,502,366	$(3,727,977)
Swap contracts	2,188,735	(3,617,066)
Totals	$8,691,101	$(7,345,043)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Portfolio	Net Exposure
BNP Paribas	($140,732)	—	$140,732	—
JPMorgan Chase Bank, N.A.	1,977,229	—	2,450,000	$4,427,229
UBS AG	(490,439)	—	490,439	—
Totals	$1,346,058	—	$3,081,171	$4,427,229
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Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended April 30, 2020:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(5,334,571)	—	—	$(5,334,571)
Currency	(2,659,925)	$(2,215,963)	—	(4,875,888)
Credit	—	—	$8,012	8,012
Equity	(6,203,409)	—	12,922,370	6,718,961
Total	$(14,197,905)	$(2,215,963)	$12,930,382	$(3,483,486)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended April 30, 2020:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(76,399)	—	—	$(76,399)
Currency	235,143	$2,774,389	—	3,009,532
Credit	—	—	$(469,094)	(469,094)
Equity	(674,901)	—	(1,493,846)	(2,168,747)
Total	$(516,157)	$2,774,389	$(1,962,940)	$295,292
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: 1.000% of the first $500 million of the fund’s average daily net assets, 0.950% of the next $500 million of the fund’s average daily net assets, 0.900% of the next $500 million of the fund’s average daily net assets and when average net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.900% on all net assets. The Advisor has a subadvisory agreement with the subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor provides investment management and other services to the subsidiary. The Advisor does not receive separate compensation from the subsidiary for providing investment management or administrative services. However, the fund pays the Advisor based on the fund’s net assets, which include the assets of the subsidiary.
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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the period ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class R6	$1
Class NAV	3,642
Total	$3,643
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended April 30, 2020, were equivalent to a net annual effective rate of 0.99% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the period ended April 30, 2020 were as follows:
Class	Transfer agent fees
Class R6	$2
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
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Note 6—Fund share transactions
Transactions in fund shares for the period ended April 30, 2020 were as follows:
	Period ended 4-30-20[1]
	Shares	Amount
Class R6 shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class NAV shares
Sold	15,795,999	$157,435,890
Distributions reinvested	5,627	55,989
Repurchased	(789,460)	(7,098,441)
Net increase	15,012,166	$150,393,438
Total net increase	15,017,166	$150,443,438

[1]	Period from 12-17-19 (commencement of operations) to 4-30-20.
Affiliates of the fund owned 100% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $106,461,277 and $65,001,445, respectively, for the period ended April 30, 2020.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2020, funds within the John Hancock group of funds complex held 100.0% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation	21.7%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	21.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	20.3%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	6.9%
John Hancock Funds II Multimanager 2030 Lifetime Portfolio	6.7%
John Hancock Funds II Multimanager 2035 Lifetime Portfolio	5.2%
Note 9—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to
59	JOHN HANCOCK Alternative Risk Premia Fund | SEMIANNUAL REPORT

be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Risk Premia Fund	60

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At an in-person meeting held on June 24-26, 2019, the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Hancock Alternative Risk Premia Fund (the New Fund).

This section describes the evaluation by the Board of:

(a)	an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor, formerly John Hancock Advisers, LLC) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Unigestion (UK) Limited (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meeting a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated revenues and costs of providing services to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results. The information received and considered by the Board in connection with the June meeting and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor's affiliates, including distribution services. The Board also took into account information with respect to the New Fund presented at its December 11-13, 2018 in-person meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

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Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.

The Board's conclusions may have been based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund's compliance programs, risk management programs, liquidity risk management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the subadvisors' investment performance and compliance programs, such as the subadvisors' compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND       62

(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the New Fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and the performance of their respective benchmarks and/or peer groups. The Board reviewed the performance of a composite of comparable accounts managed by the Subadvisor and the performance of an applicable benchmark and peer group of comparable funds over various time periods. The Board took into account the relatively short performance history of the composite. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated management fees and net total expenses as compared to similarly situated investment companies deemed to be comparable to the New Fund. The Board noted that the New Fund's anticipated management fees, which include both advisory and administrative costs, were lower than the peer group median and the peer group average. The Board also noted that the New Fund's anticipated net total expenses were higher than the peer group median and lower than the peer group average for Class A and Class R6 shares. The Board took into account management's discussion of the New Fund's anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the New Fund and the services they provide to other such comparable clients or funds.

The Board also took into account management's discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below. The Board also noted that the New Fund has breakpoints in its contractual management fee schedule that reduces the New Fund's management fees as its assets increase.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND       63

The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.

Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the New Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor will also provide administrative services to the New Fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor will provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(i)	noted that the subadvisory fee for the New Fund will be paid by Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND       64

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the proposed advisory fee structure for the New Fund and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business;
(b)	the performance of comparable funds, as applicable, managed by the New Fund's Subadvisor;
(c)	the proposed subadvisory fee for the New Fund, including any breakpoints; and
(d)	Information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND       65

assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities will include the development and maintenance of an investment program for the New Fund that is consistent with the New Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor. As noted above, the Board also considered the New Fund's subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the New Fund, as applicable. The Board noted that the New Fund's anticipated subadvisory fees were lower than the peer group median and equal to the peer group average.

Subadvisor performance. As noted above, the Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the New Fund;

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND       66

(2)	the Subadvisor provided performance information for a composite of comparable accounts over various time periods;
(3)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(4)	that the subadvisory fees will be paid by the Advisor not the New Fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if the New Fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendment to the Advisory Agreement and the Subadvisory Agreement.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND       67

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Alternative Risk Premia Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Unigestion (UK) Limited (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND       68

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND       69

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND       70

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Unigestion (UK) Limited

Portfolio Managers

Olivier Blin
Joan Lee, CFA
Jérôme Teiletche

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND       71

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Alternative Risk Premia Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182578	475SA 4/20 6/2020

John Hancock

Global Thematic Opportunities Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. In response to the sell-off, governments and banks in some of the hardest hit areas throughout the world enacted policies and stimulus efforts designed to reignite their respective economies. While these measures helped lift equity and fixed-income markets in the United States during the final six weeks of the period, results were mixed in other areas of the world.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Thematic Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
12	Financial statements
15	Financial highlights
20	Notes to financial statements
28	Statement regarding liquidity risk management
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks growth through capital appreciation by investing mainly in equities of companies that may benefit from global long-term market themes.

TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charge)
MSCI All Country World Index
Morningstar world large stock fund category average
8.00
4.03
–7.65
–7.68
–7.81
–2.55
–4.96
–5.78
6 month (cumulative)
1 year
Since inception (12/14/18)

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/2020 (%)

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

Roche Holding AG	3.8
UnitedHealth Group, Inc.	3.5
Visa, Inc., Class A	3.2
Thermo Fisher Scientific, Inc.	3.2
Fidelity National Information Services, Inc.	3.2
Fidelity National Financial, Inc.	2.9
Cisco Systems, Inc.	2.8
Boston Scientific Corp.	2.7
Synopsys, Inc.	2.7
Daikin Industries, Ltd.	2.6
TOTAL	30.6
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       3

TOP 10 COUNTRIES AS OF 4/30/2020 (%)

United States	57.0
France	6.5
Switzerland	5.4
China	4.8
Ireland	4.0
Japan	4.0
United Kingdom	4.0
South Korea	3.9
Germany	3.1
Netherlands	1.4
TOTAL	94.1
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-7.42	4.03	-12.24	5.59
Class C	-4.22	7.21	-8.86	10.07
Class I2	-2.33	8.25	-7.59	11.54
Class R6[2]	-2.16	8.38	-7.43	11.73
Class NAV[2]	-2.24	8.39	-7.50	11.74
Index 1†	-4.96	4.03	-7.68	5.59
Index 2†	-4.00	4.86	-7.29	6.76

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.37	2.12	1.12	1.01	1.00
Net (%)	1.19	1.94	0.94	0.85	0.84

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI All Country World Index; Index 2 is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Thematic Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	12-14-18	11,007	11,007	10,559	10,676
Class I2	12-14-18	11,154	11,154	10,559	10,676
Class R6[2]	12-14-18	11,173	11,173	10,559	10,676
Class NAV[2]	12-14-18	11,174	11,174	10,559	10,676

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Prior to March 1, 2020, the fund's primary benchmark was the MSCI World Index. Effective March 1, 2020, the fund's primary benchmark is the MSCI All Country World Index, which is better aligned with the fund's investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-14-18.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	7

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 923.50	$5.69	1.19%
	Hypothetical example	1,000.00	1,018.90	5.97	1.19%
Class C	Actual expenses/actual returns	1,000.00	920.30	9.21	1.93%
	Hypothetical example	1,000.00	1,015.30	9.67	1.93%
Class I	Actual expenses/actual returns	1,000.00	924.10	4.50	0.94%
	Hypothetical example	1,000.00	1,020.20	4.72	0.94%
Class R6	Actual expenses/actual returns	1,000.00	925.70	4.07	0.85%
	Hypothetical example	1,000.00	1,020.60	4.27	0.85%
Class NAV	Actual expenses/actual returns	1,000.00	925.00	4.02	0.84%
	Hypothetical example	1,000.00	1,020.70	4.22	0.84%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 95.3%		$297,651,266
(Cost $281,654,683)
China 4.8%		15,011,842
Alibaba Group Holding, Ltd., ADR (A)	25,539	5,175,985
NetEase, Inc., ADR	12,207	4,210,927
Tencent Holdings, Ltd.	107,000	5,624,930
France 6.5%		20,311,734
Kering SA	14,276	7,262,298
Schneider Electric SE	84,864	7,842,518
Worldline SA (A)(B)	76,878	5,206,918
Germany 3.1%		9,610,477
Siemens AG	70,025	6,462,154
Vonovia SE	63,668	3,148,323
Hong Kong 1.0%		3,101,073
Guangdong Investment, Ltd.	1,492,000	3,101,073
Ireland 4.0%		12,482,748
Allegion PLC	61,850	6,218,399
Kingspan Group PLC	122,937	6,264,349
Japan 4.0%		12,405,390
Daikin Industries, Ltd.	64,300	8,251,682
Horiba, Ltd.	78,500	4,153,708
Netherlands 1.4%		4,450,580
NXP Semiconductors NV	44,698	4,450,580
Singapore 1.3%		4,200,072
Oversea-Chinese Banking Corp., Ltd.	658,286	4,200,072
South Korea 1.5%		4,766,677
Coway Company, Ltd.	94,051	4,766,677
Sweden 1.3%		4,086,073
Hexagon AB, B Shares (A)	83,267	4,086,073
Switzerland 5.4%		16,906,531
Roche Holding AG	33,957	11,759,220
Sonova Holding AG	28,499	5,147,311
United Kingdom 4.0%		12,382,683
Bunzl PLC	212,425	4,610,610
Mondi PLC	248,891	4,395,222
Severn Trent PLC	112,534	3,376,851
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	9

	Shares	Value
United States 57.0%		$177,935,386
American Water Works Company, Inc.	26,593	3,236,102
AMETEK, Inc.	40,688	3,412,503
AO Smith Corp.	18,053	765,086
Applied Materials, Inc.	95,411	4,740,018
Boston Scientific Corp. (A)	228,443	8,562,044
Cisco Systems, Inc.	207,725	8,803,386
Comcast Corp., Class A	166,066	6,249,064
Danaher Corp.	29,474	4,817,820
Edwards Lifesciences Corp. (A)	23,772	5,170,410
Essential Utilities, Inc.	74,780	3,125,056
Fidelity National Financial, Inc.	331,930	8,978,707
Fidelity National Information Services, Inc.	75,473	9,954,134
Global Payments, Inc.	39,852	6,616,229
Halozyme Therapeutics, Inc. (A)	83,392	1,889,246
Incyte Corp. (A)	34,136	3,333,722
Intuitive Surgical, Inc. (A)	6,444	3,292,111
KLA Corp.	29,651	4,865,433
MAXIMUS, Inc.	116,869	7,867,621
Microsoft Corp.	17,421	3,122,017
MSA Safety, Inc.	7,527	847,013
Neurocrine Biosciences, Inc. (A)	15,004	1,472,493
NextEra Energy, Inc.	9,626	2,224,761
PayPal Holdings, Inc. (A)	40,508	4,982,484
Sarepta Therapeutics, Inc. (A)	12,865	1,516,526
Stanley Black & Decker, Inc.	35,544	3,916,949
Synopsys, Inc. (A)	53,682	8,434,516
The Middleby Corp. (A)	31,401	1,746,838
The Toro Company	123,016	7,849,651
Thermo Fisher Scientific, Inc.	29,828	9,982,835
UnitedHealth Group, Inc.	37,760	11,043,667
Vertex Pharmaceuticals, Inc. (A)	12,673	3,183,458
Visa, Inc., Class A	56,435	10,086,063
Xylem, Inc.	90,295	6,492,211

Zebra Technologies Corp., Class A (A)	23,318	5,355,212
Preferred securities 2.4%		$7,472,417
(Cost $6,932,417)
South Korea 2.4%		7,472,417
Samsung Electronics Company, Ltd.	215,557	7,472,417

Total investments (Cost $288,587,100) 97.7%	$305,123,683
Other assets and liabilities, net 2.3%	7,155,512
Total net assets 100.0%	$312,279,195

10	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $289,145,753. Net unrealized appreciation aggregated to $15,977,930, of which $32,591,330 related to gross unrealized appreciation and $16,613,400 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $288,587,100)	$305,123,683
Cash	7,705,130
Dividends and interest receivable	275,190
Receivable for fund shares sold	5,740
Receivable for investments sold	2,475,646
Receivable from affiliates	868
Other assets	74,650
Total assets	315,660,907
Liabilities
Payable for investments purchased	3,151,061
Payable for fund shares repurchased	104,780
Payable to affiliates
Accounting and legal services fees	14,199
Transfer agent fees	89
Trustees' fees	781
Other liabilities and accrued expenses	110,802
Total liabilities	3,381,712
Net assets	$312,279,195
Net assets consist of
Paid-in capital	$293,739,458
Total distributable earnings (loss)	18,539,737
Net assets	$312,279,195

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($653,927 ÷ 61,044 shares)[1]	$10.71
Class C ($176,802 ÷ 16,603 shares)[1]	$10.65
Class I ($68,371 ÷ 6,375 shares)	$10.72
Class R6 ($74,103 ÷ 6,908 shares)	$10.73
Class NAV ($311,305,992 ÷ 29,009,914 shares)	$10.73
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.27

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Dividends	$2,377,978
Interest	28,879
Securities lending	19,187
Less foreign taxes withheld	(147,791)
Total investment income	2,278,253
Expenses
Investment management fees	1,421,537
Distribution and service fees	1,357
Accounting and legal services fees	30,549
Transfer agent fees	489
Trustees' fees	3,366
Custodian fees	59,984
State registration fees	39,064
Printing and postage	26,064
Professional fees	42,557
Other	5,117
Total expenses	1,630,084
Less expense reductions	(190,771)
Net expenses	1,439,313
Net investment income	838,940
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,195,487
Affiliated investments	888
2,196,375
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(27,307,189)
Affiliated investments	(376)
(27,307,565)
Net realized and unrealized loss	(25,111,190)
Decrease in net assets from operations	$(24,272,250)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Period ended 10-31-19[1]
Increase (decrease) in net assets
From operations
Net investment income	$838,940	$2,455,246
Net realized gain	2,196,375	11,109,282
Change in net unrealized appreciation (depreciation)	(27,307,565)	43,847,618
Increase (decrease) in net assets resulting from operations	(24,272,250)	57,412,146
Distributions to shareholders
From earnings
Class A	(16,263)	—
Class C	(2,882)	—
Class I	(3,102)	—
Class R6	(2,907)	—
Class NAV	(14,600,822)	—
Total distributions	(14,625,976)	—
From fund share transactions	(11,648,584)	305,413,859
Total increase (decrease)	(50,546,810)	362,826,005
Net assets
Beginning of period	362,826,005	—
End of period	$312,279,195	$362,826,005

[1]	Period from 12-14-18 (commencement of operations) to 10-31-19.
14	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19 [2]
Per share operating performance
Net asset value, beginning of period	$12.04	$10.00
Net investment income[3]	0.01	0.04
Net realized and unrealized gain (loss) on investments	(0.88)	2.00
Total from investment operations	(0.87)	2.04
Less distributions
From net investment income	(0.06)	—
From net realized gain	(0.40)	—
Total distributions	(0.46)	—
Net asset value, end of period	$10.71	$12.04
Total return (%)[4,5]	(7.65) [6]	20.40 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33 [7]	1.37 [7]
Expenses including reductions	1.19 [7]	1.19 [7]
Net investment income	0.16 [7]	0.39 [7]
Portfolio turnover (%)	33	59

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	15

CLASS C SHARES Period ended	4-30-20 [1]	10-31-19 [2]
Per share operating performance
Net asset value, beginning of period	$11.96	$10.00
Net investment loss[3]	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.88)	1.99
Total from investment operations	(0.91)	1.96
Less distributions
From net realized gain	(0.40)	—
Net asset value, end of period	$10.65	$11.96
Total return (%)[4,5]	(7.97) [6]	19.60 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.08 [8]	2.12 [8]
Expenses including reductions	1.93 [8]	1.94 [8]
Net investment loss	(0.60) [8]	(0.30) [8]
Portfolio turnover (%)	33	59

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
16	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19 [2]
Per share operating performance
Net asset value, beginning of period	$12.07	$10.00
Net investment income[3]	0.02	0.07
Net realized and unrealized gain (loss) on investments	(0.88)	2.00
Total from investment operations	(0.86)	2.07
Less distributions
From net investment income	(0.09)	—
From net realized gain	(0.40)	—
Total distributions	(0.49)	—
Net asset value, end of period	$10.72	$12.07
Total return (%)[4]	(7.59) [5]	20.70 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08 [7]	1.12 [7]
Expenses including reductions	0.94 [7]	0.94 [7]
Net investment income	0.39 [7]	0.73 [7]
Portfolio turnover (%)	33	59

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	17

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19 [2]
Per share operating performance
Net asset value, beginning of period	$12.07	$10.00
Net investment income[3]	0.03	0.08
Net realized and unrealized gain (loss) on investments	(0.87)	1.99
Total from investment operations	(0.84)	2.07
Less distributions
From net investment income	(0.10)	—
From net realized gain	(0.40)	—
Total distributions	(0.50)	—
Net asset value, end of period	$10.73	$12.07
Total return (%)[4]	(7.43) [5]	20.70 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97 [7]	1.01 [7]
Expenses including reductions	0.85 [7]	0.85 [7]
Net investment income	0.49 [7]	0.82 [7]
Portfolio turnover (%)	33	59

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
18	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-20 [1]	10-31-19 [2]
Per share operating performance
Net asset value, beginning of period	$12.08	$10.00
Net investment income[3]	0.03	0.09
Net realized and unrealized gain (loss) on investments	(0.88)	1.99
Total from investment operations	(0.85)	2.08
Less distributions
From net investment income	(0.10)	—
From net realized gain	(0.40)	—
Total distributions	(0.50)	—
Net asset value, end of period	$10.73	$12.08
Total return (%)[4]	(7.50) [5]	20.80 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$311	$362
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95 [6]	1.00 [6]
Expenses including reductions	0.84 [6]	0.84 [6]
Net investment income	0.49 [6]	0.88 [6]
Portfolio turnover (%)	33	59

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Thematic Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing mainly in equities of companies that may benefit from global long-term market themes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
20	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
China	$15,011,842	$9,386,912	$5,624,930	—
France	20,311,734	—	20,311,734	—
Germany	9,610,477	—	9,610,477	—
Hong Kong	3,101,073	—	3,101,073	—
Ireland	12,482,748	6,218,399	6,264,349	—
Japan	12,405,390	—	12,405,390	—
Netherlands	4,450,580	4,450,580	—	—
Singapore	4,200,072	—	4,200,072	—
South Korea	4,766,677	—	4,766,677	—
Sweden	4,086,073	—	4,086,073	—
Switzerland	16,906,531	—	16,906,531	—
United Kingdom	12,382,683	—	12,382,683	—
United States	177,935,386	177,935,386	—	—
Preferred securities	7,472,417	—	7,472,417	—
Total investments in securities	$305,123,683	$197,991,277	$107,132,406	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	21

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2020, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
22	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $1,724.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	23

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund’s aggregate average daily net assets; (b) 0.815% of the next $250 million of the fund’s aggregate average daily net assets; (c) 0.790% of the next $500 million of the fund’s aggregate average daily net assets; (d) 0.750% of the next $1 billion of the fund’s aggregate average daily net assets and (e) 0.730% of the fund’s aggregate average daily net assets in excess of $2 billion. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is 0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. Aggregate net assets include the net assets of the fund, Manulife Global Thematic Opportunities Fund (a Canadian mutual fund trust), and Manulife Global Thematic Opportunities Class (a class of mutual fund shares of Manulife Investment Exchange Funds Corp.). The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets, on an annualized basis and expenses of Class A, Class C, and Class I shares exceed 1.19%, 1.94%, and 0.94%, respectively, of average daily net assets attributable to the class. Expenses of the fund means all expenses of the fund excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Expenses of Class A, Class C, and Class I shares means all expenses of the fund attributable to the applicable class plus class-specific expenses. Each agreement expires on February 28, 2021, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$394
Class C	93
Class I	50
Class	Expense reduction
Class R6	$40
Class NAV	190,194
Total	$190,771

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.72% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
24	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,150 for the six months ended April 30, 2020. Of this amount, $198 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $952 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, CDSCs received by the Distributor amounted to $756 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$708	$356
Class C	649	81
Class I	—	47
Class R6	—	5
Total	$1,357	$489
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	25

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the period ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Period ended 10-31-19[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	31,798	$387,244	50,145	$554,355
Distributions reinvested	1,343	16,263	—	—
Repurchased	(16,479)	(185,995)	(5,763)	(68,429)
Net increase	16,662	$217,512	44,382	$485,926
Class C shares
Sold	19,773	$230,760	7,126	$74,934
Distributions reinvested	71	860	—	—
Repurchased	(10,367)	(106,755)	—	—
Net increase	9,477	$124,865	7,126	$74,934
Class I shares
Sold	—	—	6,322	$65,000
Distributions reinvested	53	$649	—	—
Net increase	53	$649	6,322	$65,000
Class R6 shares
Sold	1,112	$13,000	5,763	$58,500
Distributions reinvested	33	402	—	—
Net increase	1,145	$13,402	5,763	$58,500
Class NAV shares
Sold	153,610	$1,444,984	34,475,132	$356,592,069
Distributions reinvested	1,204,689	14,600,823	—	—
Repurchased	(2,321,194)	(28,050,819)	(4,502,323)	(51,862,570)
Net increase (decrease)	(962,895)	$(12,005,012)	29,972,809	$304,729,499
Total net increase (decrease)	(935,558)	$(11,648,584)	30,036,402	$305,413,859

[1]	Period from 12-14-18 (commencement of operations) to 10-31-19.
Affiliates of the fund owned 30%, 78%, 72% and 100% of shares of Class C, Class I, Class R6 and Class NAV, respectively, on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $109,221,654 and $135,042,391, respectively, for the six months ended April 30, 2020.
26	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2020, funds within the John Hancock group of funds complex held 99.7% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	50.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	27.6%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	22.0%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$9,563,965	$12,676,165	$(22,240,642)	$888	$(376)	$19,187	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	27

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Global Thematic Opportunities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Pictet Asset Management SA (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       28

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       29

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       30

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Pictet Asset Management SA

Portfolio Managers

Hans Peter Portner, CFA
Gertjan Van Der Geer

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Thematic Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182614	471SA 4/20 6/2020

John Hancock

ESG All Cap Core Fund

Semiannual report 4/30/2020
ESG

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The U.S. financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March.

In response to the sell-off, the U.S. Federal Reserve acted quickly with a broad array of actions to limit the economic damage from the pandemic, including up to $2.3 trillion in lending to support households, employers, financial markets, and state and local governments. These steps, along with the passage of an estimated $2 trillion federal economic stimulus bill, helped lift the markets during the final month of the period.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG All Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
25	Statement regarding liquidity risk management
28	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charge)
S&P Composite 1500 Index
Morningstar large growth fund category average
3.16
–6.50
–4.34
5.26
–3.15
–0.73
6.77
8.15
12.66
8.45
10.32
6 month (cumulative)
1 year
3 year
Since inception (6/6/16)

The S&P Composite 1500 Index combines three indexes, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

On January 30, 2020, it was announced that the fund's subadvisor, Trillium Asset Management, LLC, was being purchased by Perpetual Limited. The change in control is expected to take place on or about June 30, 2020. It is expected to have no effect on the objectives of the fund or on the personnel who manage it.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/2020 (%)

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

Microsoft Corp.	5.0
Alphabet, Inc., Class A	4.5
SBA Communications Corp.	2.6
PayPal Holdings, Inc.	2.6
Mastercard, Inc., Class A	2.3
Apple, Inc.	2.2
The Travelers Companies, Inc.	1.9
Adobe, Inc.	1.9
Merck & Company, Inc.	1.9
Bank of America Corp.	1.9
TOTAL	26.8
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-7.98	7.02	-11.20	30.31
Class C	-4.82	7.63	-7.81	33.22
Class I2	-2.95	8.70	-6.37	38.49
Class R6[2]	-2.78	8.84	-6.27	39.15
Index†	-0.73	10.32	-4.34	46.71

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I or Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	1.80	2.55	1.55	1.44
Net (%)	1.18	1.93	0.93	0.82

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P Composite 1500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG All Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P Composite 1500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-6-16	13,322	13,322	14,671
Class I2	6-6-16	13,849	13,849	14,671
Class R6[2]	6-6-16	13,915	13,915	14,671

The S&P Composite 1500 Index combines three indexes, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-6-16.
2	For certain types of investors as described in the fund's prospectus.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	6

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 935.00	$5.73	1.19%
	Hypothetical example	1,000.00	1,018.90	5.97	1.19%
Class C	Actual expenses/actual returns	1,000.00	931.20	9.32	1.94%
	Hypothetical example	1,000.00	1,015.20	9.72	1.94%
Class I	Actual expenses/actual returns	1,000.00	936.30	4.53	0.94%
	Hypothetical example	1,000.00	1,020.20	4.72	0.94%
Class R6	Actual expenses/actual returns	1,000.00	937.30	3.95	0.82%
	Hypothetical example	1,000.00	1,020.80	4.12	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
7	JOHN HANCOCK ESG ALL CAP CORE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 98.8%		$24,356,577
(Cost $19,670,969)
Communication services 8.5%		2,083,811
Diversified telecommunication services 1.5%
Verizon Communications, Inc.	6,173	354,639
Interactive media and services 4.5%
Alphabet, Inc., Class A (A)	826	1,112,374
Media 2.5%
Omnicom Group, Inc.	4,528	258,232
The New York Times Company, Class A	11,026	358,566
Consumer discretionary 10.3%		2,549,058
Auto components 0.8%
BorgWarner, Inc.	7,269	207,675
Hotels, restaurants and leisure 1.1%
Starbucks Corp.	3,416	262,110
Internet and direct marketing retail 0.8%
Booking Holdings, Inc. (A)	127	188,032
Multiline retail 1.4%
Target Corp.	3,146	345,242
Specialty retail 3.7%
The Home Depot, Inc.	1,319	289,956
The TJX Companies, Inc.	7,118	349,138
Tractor Supply Company	2,765	280,454
Textiles, apparel and luxury goods 2.5%
Lululemon Athletica, Inc. (A)	1,517	339,019
NIKE, Inc., Class B	3,297	287,432
Consumer staples 6.0%		1,472,297
Food and staples retailing 1.5%
Costco Wholesale Corp.	1,207	365,721
Food products 2.2%
Lamb Weston Holdings, Inc.	3,408	209,115
McCormick & Company, Inc.	2,042	320,267
Household products 1.1%
The Procter & Gamble Company	2,359	278,055
Personal products 1.2%
Unilever NV, NYRS	6,053	299,139
Energy 1.2%		304,371
Oil, gas and consumable fuels 1.2%
EOG Resources, Inc.	3,424	162,674
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	8

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Marathon Petroleum Corp.	4,417	$141,697
Financials 11.1%		2,745,998
Banks 6.3%
Bank of America Corp.	19,376	465,993
East West Bancorp, Inc.	5,640	197,795
First Republic Bank	2,892	301,607
SVB Financial Group (A)	1,446	279,324
The PNC Financial Services Group, Inc.	2,892	308,490
Capital markets 0.9%
The Bank of New York Mellon Corp.	5,974	224,264
Insurance 3.9%
Aflac, Inc.	8,937	332,814
Reinsurance Group of America, Inc.	1,549	162,149
The Travelers Companies, Inc.	4,679	473,562
Health care 15.4%		3,798,669
Biotechnology 1.3%
Gilead Sciences, Inc.	3,726	312,984
Health care equipment and supplies 2.4%
Becton, Dickinson and Company	1,065	268,944
Medtronic PLC	3,440	335,847
Health care providers and services 4.8%
Cigna Corp.	2,137	418,382
CVS Health Corp.	2,447	150,613
LHC Group, Inc. (A)	1,803	234,372
Quest Diagnostics, Inc.	3,511	386,596
Health care technology 1.1%
Omnicell, Inc. (A)	3,646	265,793
Life sciences tools and services 2.6%
Illumina, Inc. (A)	763	243,420
IQVIA Holdings, Inc. (A)	2,812	400,963
Pharmaceuticals 3.2%
AstraZeneca PLC, ADR	6,000	313,680
Merck & Company, Inc.	5,887	467,075
Industrials 8.0%		1,976,235
Aerospace and defense 0.5%
Hexcel Corp.	3,813	131,892
Building products 0.9%
Trane Technologies PLC	2,614	228,516
9	JOHN HANCOCK ESG ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Commercial services and supplies 0.4%
Interface, Inc.	10,526	$97,260
Construction and engineering 0.8%
Quanta Services, Inc.	5,092	185,145
Electrical equipment 1.3%
Eaton Corp. PLC	3,797	317,050
Machinery 3.0%
The Middleby Corp. (A)	2,121	117,991
Wabtec Corp.	4,822	272,057
Xylem, Inc.	4,790	344,401
Road and rail 1.1%
J.B. Hunt Transport Services, Inc.	2,788	281,923
Information technology 26.8%		6,602,378
Electronic equipment, instruments and components 2.0%
IPG Photonics Corp. (A)	1,660	214,688
Trimble, Inc. (A)	7,968	275,932
IT services 6.0%
Accenture PLC, Class A	1,501	277,970
Mastercard, Inc., Class A	2,018	554,889
PayPal Holdings, Inc. (A)	5,156	634,188
Semiconductors and semiconductor equipment 5.3%
Analog Devices, Inc.	2,534	277,726
ASML Holding NV, NYRS	1,207	348,135
First Solar, Inc. (A)	5,481	241,219
NXP Semiconductors NV	2,590	257,886
Xilinx, Inc.	2,026	177,072
Software 11.3%
Adobe, Inc. (A)	1,335	472,109
ANSYS, Inc. (A)	1,335	349,543
Blackbaud, Inc.	2,963	163,735
Microsoft Corp.	6,935	1,242,823
Palo Alto Networks, Inc. (A)	1,406	276,293
salesforce.com, Inc. (A)	1,803	291,996
Technology hardware, storage and peripherals 2.2%
Apple, Inc.	1,859	546,174
Materials 4.5%		1,111,436
Chemicals 4.5%
Air Products & Chemicals, Inc.	1,684	379,877
Ecolab, Inc.	2,081	402,674
International Flavors & Fragrances, Inc.	2,510	328,885
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	10

	Shares	Value
Real estate 4.1%		$1,010,856
Equity real estate investment trusts 3.4%
AvalonBay Communities, Inc.	1,215	197,984
SBA Communications Corp.	2,208	640,143
Real estate management and development 0.7%
Jones Lang LaSalle, Inc.	1,636	172,729
Utilities 2.9%		701,468
Electric utilities 1.2%
Avangrid, Inc.	6,578	282,854
Water utilities 1.7%
American Water Works Company, Inc.	3,440	418,614

	Yield (%)	Shares	Value
Short-term investments 1.0%			$252,684
(Cost $252,684)
Short-term funds 1.0%			252,684
Federated Government Obligations Fund, Institutional Class	0.2086(B)	252,684	252,684

Total investments (Cost $19,923,653) 99.8%	$24,609,261
Other assets and liabilities, net 0.2%	43,399
Total net assets 100.0%	$24,652,660

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-20.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $19,927,893. Net unrealized appreciation aggregated to $4,681,368, of which $6,286,247 related to gross unrealized appreciation and $1,604,879 related to gross unrealized depreciation.
11	JOHN HANCOCK ESG ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $19,923,653)	$24,609,261
Dividends and interest receivable	19,066
Receivable for fund shares sold	6,478
Receivable from affiliates	359
Other assets	58,349
Total assets	24,693,513
Liabilities
Payable for fund shares repurchased	320
Payable to affiliates
Accounting and legal services fees	1,836
Transfer agent fees	2,399
Trustees' fees	158
Other liabilities and accrued expenses	36,140
Total liabilities	40,853
Net assets	$24,652,660
Net assets consist of
Paid-in capital	$20,269,192
Total distributable earnings (loss)	4,383,468
Net assets	$24,652,660

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($7,179,012 ÷ 565,863 shares)[1]	$12.69
Class C ($1,778,564 ÷ 142,732 shares)[1]	$12.46
Class I ($15,209,555 ÷ 1,196,429 shares)	$12.71
Class R6 ($485,529 ÷ 38,180 shares)	$12.72
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.36

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	12

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Dividends	$196,272
Interest	1,600
Less foreign taxes withheld	(249)
Total investment income	197,623
Expenses
Investment management fees	101,817
Distribution and service fees	18,278
Accounting and legal services fees	2,372
Transfer agent fees	16,260
Trustees' fees	410
Custodian fees	13,678
State registration fees	31,527
Printing and postage	10,403
Professional fees	20,840
Other	7,144
Total expenses	222,729
Less expense reductions	(78,229)
Net expenses	144,500
Net investment income	53,123
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(120,349)
(120,349)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,742,936)
(1,742,936)
Net realized and unrealized loss	(1,863,285)
Decrease in net assets from operations	$(1,810,162)
13	JOHN HANCOCK ESG All Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$53,123	$112,365
Net realized loss	(120,349)	(198,356)
Change in net unrealized appreciation (depreciation)	(1,742,936)	3,423,092
Increase (decrease) in net assets resulting from operations	(1,810,162)	3,337,101
Distributions to shareholders
From earnings
Class A	(16,512)	(273,395)
Class C	—	(63,251)
Class I	(72,352)	(618,633)
Class R6	(8,780)	(53,336)
Total distributions	(97,644)	(1,008,615)
From fund share transactions	(1,195,942)	2,133,732
Total increase (decrease)	(3,103,748)	4,462,218
Net assets
Beginning of period	27,756,408	23,294,190
End of period	$24,652,660	$27,756,408
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	14

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$13.60	$12.44	$12.03	$10.14	$10.00
Net investment income[3]	0.02	0.04	0.03	0.04	0.04
Net realized and unrealized gain (loss) on investments	(0.90)	1.64	0.66	1.95	0.10
Total from investment operations	(0.88)	1.68	0.69	1.99	0.14
Less distributions
From net investment income	(0.03)	(0.03)	(0.04)	(0.07)	—
From net realized gain	—	(0.49)	(0.24)	(0.03)	—
Total distributions	(0.03)	(0.52)	(0.28)	(0.10)	—
Net asset value, end of period	$12.69	$13.60	$12.44	$12.03	$10.14
Total return (%)[4,5]	(6.50) [6]	14.25	5.80	19.73	1.40 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$8	$6	$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76 [7]	1.80	1.83	2.34	2.62 [7]
Expenses including reductions	1.19 [7]	1.18	1.17	1.18	1.19 [7]
Net investment income	0.27 [7]	0.33	0.23	0.38	0.47 [7,8]
Portfolio turnover (%)	8	19	19	21	13

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	A portion of income is presented unannualized.
15	JOHN HANCOCK ESG All Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$13.38	$12.31	$11.96	$10.11	$10.00
Net investment income (loss)[3]	(0.03)	(0.05)	(0.07)	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	(0.89)	1.61	0.66	1.95	0.10
Total from investment operations	(0.92)	1.56	0.59	1.91	0.11
Less distributions
From net investment income	—	—	—	(0.03)	—
From net realized gain	—	(0.49)	(0.24)	(0.03)	—
Total distributions	—	(0.49)	(0.24)	(0.06)	—
Net asset value, end of period	$12.46	$13.38	$12.31	$11.96	$10.11
Total return (%)[4,5]	(6.88) [6]	13.36	4.98	18.90	1.10 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.51 [7]	2.55	2.58	3.09	3.37 [7]
Expenses including reductions	1.94 [7]	1.93	1.92	1.93	1.94 [7]
Net investment loss	(0.47) [7]	(0.42)	(0.52)	(0.37)	(0.28) [7,8]
Portfolio turnover (%)	8	19	19	21	13

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	A portion of income is presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	16

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$13.63	$12.47	$12.06	$10.15	$10.00
Net investment income[3]	0.04	0.07	0.06	0.07	0.05
Net realized and unrealized gain (loss) on investments	(0.90)	1.64	0.66	1.95	0.10
Total from investment operations	(0.86)	1.71	0.72	2.02	0.15
Less distributions
From net investment income	(0.06)	(0.06)	(0.07)	(0.08)	—
From net realized gain	—	(0.49)	(0.24)	(0.03)	—
Total distributions	(0.06)	(0.55)	(0.31)	(0.11)	—
Net asset value, end of period	$12.71	$13.63	$12.47	$12.06	$10.15
Total return (%)[4]	(6.37) [5]	14.47	6.02	20.07	1.50 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$17	$14	$12	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51 [6]	1.56	1.59	2.08	2.36 [6]
Expenses including reductions	0.94 [6]	0.93	0.93	0.92	0.92 [6]
Net investment income	0.52 [6]	0.57	0.47	0.64	0.74 [6,7]
Portfolio turnover (%)	8	19	19	21	13

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.
17	JOHN HANCOCK ESG All Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$13.64	$12.48	$12.07	$10.16	$10.00
Net investment income[3]	0.04	0.09	0.07	0.08	0.06
Net realized and unrealized gain (loss) on investments	(0.89)	1.63	0.66	1.95	0.10
Total from investment operations	(0.85)	1.72	0.73	2.03	0.16
Less distributions
From net investment income	(0.07)	(0.07)	(0.08)	(0.09)	—
From net realized gain	—	(0.49)	(0.24)	(0.03)	—
Total distributions	(0.07)	(0.56)	(0.32)	(0.12)	—
Net asset value, end of period	$12.72	$13.64	$12.48	$12.07	$10.16
Total return (%)[4]	(6.27) [5]	14.60	6.14	20.14	1.60 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40 [7]	1.45	1.49	1.99	2.26 [7]
Expenses including reductions	0.82 [7]	0.82	0.82	0.81	0.81 [7]
Net investment income	0.62 [7]	0.68	0.58	0.75	0.84 [7,8]
Portfolio turnover (%)	8	19	19	21	13

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	A portion of income is presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	18

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG All Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
19	JOHN HANCOCK ESG All Cap Core Fund | SEMIANNUAL REPORT

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $1,392.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
SEMIANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	20

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a short-term capital loss carryforward of $59,317 and a long-term capital loss carryforward of $143,084 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at October 31, 2019.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.750% of the first $250 million of the fund’s average daily net assets; (b) 0.725% of the next $250 million of the fund’s average daily net assets; (c) 0.700% of the next $500 million of the fund’s average daily net assets, and (d) 0.700% of the
21	JOHN HANCOCK ESG All Cap Core Fund | SEMIANNUAL REPORT

fund’s average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.81% of average daily net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The expense limitation expires on February 28, 2021, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$21,606
Class C	5,178
Class I	47,593
Class	Expense reduction
Class R6	$3,852
Total	$78,229

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.17% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
SEMIANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	22

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,216 for the six months ended April 30, 2020. Of this amount, $988 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,228 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, CDSCs received by the Distributor amounted to $33 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$9,346	$4,692
Class C	8,932	1,121
Class I	—	10,356
Class R6	—	91
Total	$18,278	$16,260
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
23	JOHN HANCOCK ESG All Cap Core Fund | SEMIANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the year ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	21,538	$277,315	52,278	$671,614
Distributions reinvested	282	3,996	4,704	54,470
Repurchased	(11,123)	(138,857)	(23,513)	(302,617)
Net increase	10,697	$142,454	33,469	$423,467
Class C shares
Sold	11,118	$144,699	10,690	$134,532
Distributions reinvested	—	—	1,649	18,911
Repurchased	(1,924)	(26,678)	(6,878)	(85,058)
Net increase	9,194	$118,021	5,461	$68,385
Class I shares
Sold	36,925	$505,436	153,588	$1,954,164
Distributions reinvested	1,387	19,711	10,852	125,775
Repurchased	(74,316)	(965,166)	(58,629)	(746,393)
Net increase (decrease)	(36,004)	$(440,019)	105,811	$1,333,546
Class R6 shares
Sold	13,687	$186,129	25,610	$326,982
Distributions reinvested	164	2,332	239	2,775
Repurchased	(94,415)	(1,204,859)	(1,643)	(21,423)
Net increase (decrease)	(80,564)	$(1,016,398)	24,206	$308,334
Total net increase (decrease)	(96,677)	$(1,195,942)	168,947	$2,133,732
Affiliates of the fund owned 74%, 63% and 75% of shares of Class A, Class C and Class I, respectively, on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $2,233,331 and $3,530,199, respectively, for the six months ended April 30, 2020.
Note 7—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	24

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock ESG All Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Trillium Asset Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       25

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       26

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       27

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Trillium Asset Management, LLC

Portfolio Managers

Elizabeth R. Levy, CFA
Cheryl I. Smith, Ph.D., CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       28

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock ESG All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182599	466SA 4/20 6/2020

John Hancock

ESG Large Cap Core Fund

Semiannual report 4/30/2020
ESG

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The U.S. financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March.

In response to the sell-off, the U.S. Federal Reserve acted quickly with a broad array of actions to limit the economic damage from the pandemic, including up to $2.3 trillion in lending to support households, employers, financial markets, and state and local governments. These steps, along with the passage of an estimated $2 trillion federal economic stimulus bill, helped lift the markets during the final month of the period.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG Large Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
25	Statement regarding liquidity risk management
28	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charge)
S&P 500 Index
Morningstar large blend fund category average
–5.47
–3.16
–5.86
–1.38
0.86
–2.84
8.65
9.04
6.48
9.45
10.95
6 month (cumulative)
1 year
3 year
Since inception (6/6/16)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

On January 30, 2020, it was announced that the fund's subadvisor, Trillium Asset Management, LLC, was being purchased by Perpetual Limited. The change in control is expected to take place on or about June 30, 2020. It is expected to have no effect on the objectives of the fund or on the personnel who manage it.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/2020 (%)

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

Microsoft Corp.	6.3
Apple, Inc.	5.2
Alphabet, Inc., Class A	4.9
Mastercard, Inc., Class A	3.5
Verizon Communications, Inc.	2.5
Merck & Company, Inc.	2.4
PayPal Holdings, Inc.	2.2
Bank of America Corp.	2.1
American Tower Corp.	2.1
Facebook, Inc., Class A	2.1
TOTAL	33.3
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-6.31	8.01	-10.18	35.08
Class C	-3.08	8.64	-6.75	38.18
Class I2	-1.09	9.73	-5.32	43.65
Class R6[2]	-0.99	9.86	-5.22	44.31
Index†	0.86	10.95	-3.16	50.00

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	1.48	2.23	1.23	1.12
Net (%)	1.18	1.93	0.93	0.82

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P 500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-6-16	13,818	13,818	15,000
Class I2	6-6-16	14,365	14,365	15,000
Class R6[2]	6-6-16	14,431	14,431	15,000

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-6-2016.
2	For certain types of investors as described in the fund's prospectus.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	6

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 945.30	$5.76	1.19%
	Hypothetical example	1,000.00	1,018.90	5.97	1.19%
Class C	Actual expenses/actual returns	1,000.00	941.90	9.37	1.94%
	Hypothetical example	1,000.00	1,015.20	9.72	1.94%
Class I	Actual expenses/actual returns	1,000.00	946.80	4.55	0.94%
	Hypothetical example	1,000.00	1,020.20	4.72	0.94%
Class R6	Actual expenses/actual returns	1,000.00	947.80	3.97	0.82%
	Hypothetical example	1,000.00	1,020.80	4.12	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
7	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 99.5%		$55,879,127
(Cost $47,466,565)
Communication services 10.1%		5,683,655
Diversified telecommunication services 2.5%
Verizon Communications, Inc.	24,768	1,422,922
Interactive media and services 7.0%
Alphabet, Inc., Class A (A)	2,051	2,762,082
Facebook, Inc., Class A (A)	5,617	1,149,856
Media 0.6%
Omnicom Group, Inc.	6,116	348,795
Consumer discretionary 10.7%		6,029,070
Hotels, restaurants and leisure 1.0%
Starbucks Corp.	6,954	533,580
Internet and direct marketing retail 1.1%
Booking Holdings, Inc. (A)	428	633,684
Multiline retail 1.8%
Target Corp.	9,058	994,025
Specialty retail 4.9%
The Home Depot, Inc.	4,458	980,002
The TJX Companies, Inc.	18,901	927,094
Tractor Supply Company	8,541	866,314
Textiles, apparel and luxury goods 1.9%
NIKE, Inc., Class B	12,553	1,094,371
Consumer staples 7.0%		3,913,189
Food and staples retailing 2.7%
Costco Wholesale Corp.	3,121	945,663
Sysco Corp.	9,910	557,636
Food products 1.1%
McCormick & Company, Inc.	3,852	604,148
Household products 1.6%
The Procter & Gamble Company	7,507	884,850
Personal products 1.6%
Unilever NV, NYRS	18,634	920,892
Energy 0.9%		504,408
Oil, gas and consumable fuels 0.9%
EOG Resources, Inc.	5,367	254,986
Marathon Petroleum Corp.	7,775	249,422
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	8

	Shares	Value
Financials 11.0%		$6,154,337
Banks 6.7%
Bank of America Corp.	49,946	1,201,201
First Republic Bank	7,784	811,793
KeyCorp	67,673	788,390
The PNC Financial Services Group, Inc.	8,684	926,322
Capital markets 0.9%
The Bank of New York Mellon Corp.	13,730	515,424
Insurance 3.4%
Aflac, Inc.	15,906	592,339
Lincoln National Corp.	12,963	459,798
The Travelers Companies, Inc.	8,488	859,070
Health care 15.3%		8,610,258
Health care equipment and supplies 5.0%
Baxter International, Inc.	12,268	1,089,153
Becton, Dickinson and Company	2,122	535,869
Medtronic PLC	6,401	624,930
Stryker Corp.	3,103	578,492
Health care providers and services 3.5%
Cigna Corp.	3,994	781,945
CVS Health Corp.	10,984	676,065
Quest Diagnostics, Inc.	4,529	498,688
Life sciences tools and services 2.6%
Illumina, Inc. (A)	1,819	580,316
IQVIA Holdings, Inc. (A)	6,241	889,904
Pharmaceuticals 4.2%
AstraZeneca PLC, ADR	18,081	945,275
Johnson & Johnson	277	41,561
Merck & Company, Inc.	17,243	1,368,060
Industrials 9.2%		5,142,760
Air freight and logistics 1.2%
United Parcel Service, Inc., Class B	6,901	653,249
Building products 1.3%
Trane Technologies PLC	8,228	719,292
Commercial services and supplies 1.0%
Waste Management, Inc.	5,760	576,115
Electrical equipment 2.9%
Eaton Corp. PLC	10,146	847,191
Rockwell Automation, Inc.	3,941	746,741
Machinery 1.8%
Deere & Company	2,158	313,039
Ingersoll Rand, Inc. (A)	7,138	207,573
9	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Xylem, Inc.	7,115	$511,569
Road and rail 1.0%
J.B. Hunt Transport Services, Inc.	5,617	567,991
Information technology 26.9%		15,134,046
Communications equipment 1.0%
Cisco Systems, Inc.	13,962	591,710
IT services 5.7%
Mastercard, Inc., Class A	7,133	1,961,361
PayPal Holdings, Inc. (A)	10,128	1,245,744
Semiconductors and semiconductor equipment 3.8%
ASML Holding NV, NYRS	2,193	632,527
First Solar, Inc. (A)	6,384	280,960
NXP Semiconductors NV	4,280	426,160
Texas Instruments, Inc.	6,829	792,642
Software 11.2%
Adobe, Inc. (A)	3,103	1,097,345
Autodesk, Inc. (A)	5,153	964,281
Microsoft Corp.	19,793	3,547,103
Palo Alto Networks, Inc. (A)	3,441	676,191
Technology hardware, storage and peripherals 5.2%
Apple, Inc.	9,932	2,918,022
Materials 2.0%		1,140,814
Chemicals 2.0%
Ecolab, Inc.	3,227	624,425
International Flavors & Fragrances, Inc.	3,941	516,389
Real estate 4.5%		2,519,229
Equity real estate investment trusts 3.9%
American Tower Corp.	4,939	1,175,482
AvalonBay Communities, Inc.	2,372	386,517
Prologis, Inc.	6,936	618,899
Real estate management and development 0.6%
CBRE Group, Inc., Class A (A)	7,881	338,331
Utilities 1.9%		1,047,361
Electric utilities 0.8%
Avangrid, Inc.	10,128	435,504
Water utilities 1.1%
American Water Works Company, Inc.	5,028	611,857

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	10

	Yield (%)	Shares	Value
Short-term investments 0.2%			$95,989
(Cost $95,989)
Short-term funds 0.2%			95,989
Federated Government Obligations Fund, Institutional Class	0.2086(B)	95,989	95,989

Total investments (Cost $47,562,554) 99.7%	$55,975,116
Other assets and liabilities, net 0.3%	184,534
Total net assets 100.0%	$56,159,650

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-20.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $47,618,672. Net unrealized appreciation aggregated to $8,356,444, of which $11,104,290 related to gross unrealized appreciation and $2,747,846 related to gross unrealized depreciation.
11	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $47,562,554)	$55,975,116
Dividends and interest receivable	59,008
Receivable for fund shares sold	125,314
Receivable from affiliates	367
Other assets	59,664
Total assets	56,219,469
Liabilities
Payable for fund shares repurchased	7,882
Payable to affiliates
Accounting and legal services fees	3,387
Transfer agent fees	5,881
Trustees' fees	228
Other liabilities and accrued expenses	42,441
Total liabilities	59,819
Net assets	$56,159,650
Net assets consist of
Paid-in capital	$47,016,718
Total distributable earnings (loss)	9,142,932
Net assets	$56,159,650

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($6,326,183 ÷ 467,843 shares)[1]	$13.52
Class C ($2,551,164 ÷ 191,529 shares)[1]	$13.32
Class I ($46,583,878 ÷ 3,440,011 shares)	$13.54
Class R6 ($698,425 ÷ 51,556 shares)	$13.55
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.23

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	12

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Dividends	$550,548
Interest	5,361
Total investment income	555,909
Expenses
Investment management fees	239,187
Distribution and service fees	24,083
Accounting and legal services fees	5,651
Transfer agent fees	39,200
Trustees' fees	716
Custodian fees	17,470
State registration fees	32,013
Printing and postage	10,376
Professional fees	25,222
Other	8,101
Total expenses	402,019
Less expense reductions	(80,386)
Net expenses	321,633
Net investment income	234,276
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	638,904
638,904
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(4,326,950)
(4,326,950)
Net realized and unrealized loss	(3,688,046)
Decrease in net assets from operations	$(3,453,770)
13	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$234,276	$414,551
Net realized gain	638,904	556,503
Change in net unrealized appreciation (depreciation)	(4,326,950)	7,312,289
Increase (decrease) in net assets resulting from operations	(3,453,770)	8,283,343
Distributions to shareholders
From earnings
Class A	(126,313)	(132,155)
Class C	(20,436)	(27,487)
Class I	(776,655)	(966,307)
Class R6	(28,490)	(35,007)
Total distributions	(951,894)	(1,160,956)
From fund share transactions	(4,276,261)	5,982,348
Total increase (decrease)	(8,681,925)	13,104,735
Net assets
Beginning of period	64,841,575	51,736,840
End of period	$56,159,650	$64,841,575
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	14

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$14.48	$12.79	$11.81	$10.11	$10.00
Net investment income[3]	0.04	0.07	0.06	0.07	0.04
Net realized and unrealized gain (loss) on investments	(0.81)	1.88	1.04	1.71	0.07
Total from investment operations	(0.77)	1.95	1.10	1.78	0.11
Less distributions
From net investment income	(0.07)	(0.05)	(0.03)	(0.08)	—
From net realized gain	(0.12)	(0.21)	(0.09)	—	—
Total distributions	(0.19)	(0.26)	(0.12)	(0.08)	—
Net asset value, end of period	$13.52	$14.48	$12.79	$11.81	$10.11
Total return (%)[4,5]	(5.47) [6]	15.59	9.41	17.68	1.10 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$9	$6	$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44 [7]	1.47	1.55	2.23	2.73 [7]
Expenses including reductions	1.19 [7]	1.18	1.17	1.18	1.19 [7]
Net investment income	0.55 [7]	0.54	0.46	0.59	0.64 [7,8]
Portfolio turnover (%)	14	21	22	17	23

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	A portion of income is presented unannualized.
15	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$14.26	$12.64	$11.73	$10.08	$10.00
Net investment income (loss)[3]	(0.01)	(0.03)	(0.04)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	(0.81)	1.86	1.04	1.70	0.07
Total from investment operations	(0.82)	1.83	1.00	1.68	0.08
Less distributions
From net investment income	—	—	—	(0.03)	—
From net realized gain	(0.12)	(0.21)	(0.09)	—	—
Total distributions	(0.12)	(0.21)	(0.09)	(0.03)	—
Net asset value, end of period	$13.32	$14.26	$12.64	$11.73	$10.08
Total return (%)[4,5]	(5.81) [6]	14.78	8.61	16.75	0.80 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.19 [7]	2.22	2.30	2.98	3.48 [7]
Expenses including reductions	1.94 [7]	1.93	1.92	1.93	1.94 [7]
Net investment loss	(0.18) [7]	(0.21)	(0.30)	(0.16)	(0.11) [7,8]
Portfolio turnover (%)	14	21	22	17	23

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	A portion of income is presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	16

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$14.51	$12.82	$11.84	$10.12	$10.00
Net investment income[3]	0.06	0.11	0.09	0.08	0.05
Net realized and unrealized gain (loss) on investments	(0.81)	1.87	1.04	1.73	0.07
Total from investment operations	(0.75)	1.98	1.13	1.81	0.12
Less distributions
From net investment income	(0.10)	(0.08)	(0.06)	(0.09)	—
From net realized gain	(0.12)	(0.21)	(0.09)	—	—
Total distributions	(0.22)	(0.29)	(0.15)	(0.09)	—
Net asset value, end of period	$13.54	$14.51	$12.82	$11.84	$10.12
Total return (%)[4]	(5.32) [5]	15.86	9.64	18.02	1.20 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$47	$51	$42	$30	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19 [6]	1.23	1.31	1.97	2.47 [6]
Expenses including reductions	0.94 [6]	0.93	0.93	0.92	0.92 [6]
Net investment income	0.81 [6]	0.79	0.69	0.69	0.88 [6,7]
Portfolio turnover (%)	14	21	22	17	23

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.
17	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$14.52	$12.83	$11.85	$10.13	$10.00
Net investment income[3]	0.07	0.12	0.10	0.11	0.06
Net realized and unrealized gain (loss) on investments	(0.81)	1.87	1.04	1.71	0.07
Total from investment operations	(0.74)	1.99	1.14	1.82	0.13
Less distributions
From net investment income	(0.11)	(0.09)	(0.07)	(0.10)	—
From net realized gain	(0.12)	(0.21)	(0.09)	—	—
Total distributions	(0.23)	(0.30)	(0.16)	(0.10)	—
Net asset value, end of period	$13.55	$14.52	$12.83	$11.85	$10.13
Total return (%)[4]	(5.22) [5]	15.97	9.76	18.09	1.30 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08 [6]	1.12	1.20	1.87	2.38 [6]
Expenses including reductions	0.82 [6]	0.82	0.82	0.81	0.81 [6]
Net investment income	0.91 [6]	0.90	0.80	0.97	0.99 [6,7]
Portfolio turnover (%)	14	21	22	17	23

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	18

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
19	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $1,426.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	20

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.750% of the first $250 million of the fund’s average daily net assets; b) 0.725% of the next $250 million of the fund’s average daily net assets; c) 0.700% of the next $500 million of the fund’s average daily net assets; and d) 0.700% of the fund’s average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
21	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.81% of average daily net assets of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The expense limitation expires on February 28, 2021, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$12,026
Class C	3,076
Class I	63,473
Class	Expense reduction
Class R6	$1,811
Total	$80,386

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.50% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,022 for the six months ended April 30, 2020. Of this amount, $495 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,527 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	22

purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$11,939	$5,995
Class C	12,144	1,525
Class I	—	31,583
Class R6	—	97
Total	$24,083	$39,200
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the year ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	163,308	$2,180,208	211,879	$2,880,389
Distributions reinvested	2,584	38,557	2,034	24,757
Repurchased	(351,756)	(4,781,957)	(60,947)	(825,851)
Net increase (decrease)	(185,864)	$(2,563,192)	152,966	$2,079,295
Class C shares
Sold	34,284	$472,037	51,342	$634,793
Distributions reinvested	637	9,389	711	8,570
Repurchased	(9,590)	(137,323)	(8,096)	(104,790)
Net increase	25,331	$344,103	43,957	$538,573
23	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class I shares
Sold	433,734	$6,113,247	1,135,273	$15,185,714
Distributions reinvested	16,769	250,361	22,482	273,605
Repurchased	(541,244)	(7,452,866)	(926,533)	(12,175,390)
Net increase (decrease)	(90,741)	$(1,089,258)	231,222	$3,283,929
Class R6 shares
Sold	22,940	$288,496	6,846	$91,746
Distributions reinvested	501	7,482	653	7,949
Repurchased	(93,840)	(1,263,892)	(1,350)	(19,144)
Net increase (decrease)	(70,399)	$(967,914)	6,149	$80,551
Total net increase (decrease)	(321,673)	$(4,276,261)	434,294	$5,982,348
Affiliates of the fund owned 44%, 46% and 70% of shares of Class A, Class C and Class I, respectively, on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $8,688,390 and $12,459,251, respectively, for the six months ended April 30, 2020.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	24

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock ESG Large Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Trillium Asset Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       25

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       26

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       27

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Trillium Asset Management, LLC

Portfolio Managers

Elizabeth R. Levy, CFA
Cheryl I. Smith, Ph.D., CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       28

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182603	467SA 4/20 6/2020

John Hancock

ESG International Equity Fund

Semiannual report 4/30/2020
ESG

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. In response to the sell-off, governments and banks in some of the hardest hit areas throughout the world enacted policies and stimulus efforts designed to reignite their respective economies. While these measures helped lift equity and fixed-income markets in the United States during the final six weeks of the period, results were mixed in other areas of the world.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG International Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
12	Financial statements
15	Financial highlights
18	Notes to financial statements
25	Statement regarding liquidity risk management
28	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charge)
MSCI All Country World ex USA Index
Morningstar U.S. foreign large growth fund category average
–9.58
–13.22
–6.98
–8.94
–11.51
–3.96
1.73
–0.25
3.77
5.38
2.35
6 month
(cumulative)
1 year
3 year
Since inception
(12/14/16)

The MSCI All Country World ex USA Index is a free-float adjusted market capitalization weighted index designed to measure the equity market performance of developed markets and emerging markets, excluding the United States.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/2020 (%)

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

Roche Holding AG	3.6
Alibaba Group Holding, Ltd., ADR	3.4
Unilever NV	2.3
Novartis AG	2.2
HDFC Bank, Ltd., ADR	2.2
Yandex NV, Class A	2.1
Naspers, Ltd., N Shares	2.1
Ping An Insurance Group Company of China, Ltd., H Shares	2.1
Hoya Corp.	2.0
Kerry Group PLC, Class A	2.0
TOTAL	24.0
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       3

TOP 10 COUNTRIES AS OF 4/30/2020 (%)

Japan	13.6
United Kingdom	12.1
Germany	8.6
China	7.9
France	6.4
Switzerland	5.8
Denmark	4.8
South Korea	3.6
Indonesia	3.4
Sweden	3.3
TOTAL	69.5
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-13.51	3.78	-14.09	13.37
Class I2	-8.73	5.65	-9.44	20.39
Class R6[2]	-8.64	5.74	-9.42	20.74
Index†	-11.51	2.35	-13.22	8.17

Performance figures assume all distributions have been reinvested. Figures reflect the maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 28, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6
Gross (%)	1.62	1.37	1.26
Net (%)	1.28	1.03	0.92

Please refer to the most recent prospectus and annual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI All Country World ex USA Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG International Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI ACWI ex USA Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2	12-14-16	12,039	12,039	10,817
Class R6[2]	12-14-16	12,074	12,074	10,817

The MSCI All Country World ex USA Index is a free-float adjusted market capitalization weighted index designed to measure the equity market performance of developed markets and emerging markets, excluding the United States.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-14-16.
2	For certain types of investors, as described in the fund's prospectus.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	7

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 904.20	$6.11	1.29%
	Hypothetical example	1,000.00	1,018.40	6.47	1.29%
Class I	Actual expenses/actual returns	1,000.00	905.60	4.93	1.04%
	Hypothetical example	1,000.00	1,019.70	5.22	1.04%
Class R6	Actual expenses/actual returns	1,000.00	905.80	4.36	0.92%
	Hypothetical example	1,000.00	1,020.30	4.62	0.92%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 97.7%		$47,336,461
(Cost $45,866,283)
Australia 1.3%		631,360
Macquarie Group, Ltd.	9,531	631,360
Belgium 1.5%		717,592
Umicore SA	16,557	717,592
Brazil 2.3%		1,122,245
Itau Unibanco Holding SA, ADR	170,198	716,534
Pagseguro Digital, Ltd., Class A (A)	16,017	405,711
Canada 1.6%		772,240
Canadian Pacific Railway, Ltd.	3,397	772,240
China 7.9%		3,845,083
Alibaba Group Holding, Ltd., ADR (A)	8,049	1,631,288
BYD Company, Ltd., H Shares	102,500	637,433
Ping An Insurance Group Company of China, Ltd., H Shares	98,800	1,005,415
Sunny Optical Technology Group Company, Ltd.	41,000	570,947
Denmark 4.8%		2,325,961
Novo Nordisk A/S, B Shares	14,542	927,635
Orsted A/S (B)	6,743	681,113
Vestas Wind Systems A/S	8,352	717,213
Finland 1.1%		543,654
Sampo OYJ, A Shares	16,401	543,654
France 6.4%		3,106,209
Air Liquide SA	4,898	622,315
AXA SA	32,307	574,308
BioMerieux	5,190	641,248
Dassault Systemes SE	2,468	361,491
Schneider Electric SE	9,813	906,847
Germany 8.6%		4,152,283
adidas AG	1,726	395,139
Bayerische Motoren Werke AG	7,804	459,074
Deutsche Telekom AG	54,915	802,840
Infineon Technologies AG	39,884	741,484
SAP SE	7,418	883,541
Vonovia SE	17,598	870,205
Hong Kong 3.3%		1,579,644
AIA Group, Ltd.	74,600	684,662
Beijing Enterprises Water Group, Ltd. (A)	999,840	387,990
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	9

	Shares	Value
Hong Kong (continued)
Hang Lung Properties, Ltd.	237,000	$506,992
India 2.2%		1,061,035
HDFC Bank, Ltd., ADR	24,476	1,061,035
Indonesia 3.4%		1,667,248
Bank Rakyat Indonesia Persero Tbk PT	4,299,297	781,988
Kalbe Farma Tbk PT	9,163,800	885,260
Ireland 2.0%		951,946
Kerry Group PLC, Class A	8,270	951,946
Japan 13.6%		6,576,120
Daikin Industries, Ltd.	7,300	936,816
Hoya Corp.	10,820	986,712
Keyence Corp.	1,600	571,219
Nippon Telegraph & Telephone Corp.	19,900	453,195
ORIX Corp.	57,000	670,747
Panasonic Corp.	43,900	334,649
Recruit Holdings Company, Ltd.	17,399	507,550
Shimano, Inc.	4,000	589,423
Shiseido Company, Ltd.	9,900	582,053
Sundrug Company, Ltd.	16,600	568,359
Yamaha Corp.	9,300	375,397
Netherlands 2.3%		1,101,361
ASML Holding NV	1,656	483,696
ING Groep NV	110,242	617,665
Russia 2.1%		1,043,937
Yandex NV, Class A (A)	27,632	1,043,937
South Africa 2.1%		1,011,404
Naspers, Ltd., N Shares	6,498	1,011,404
South Korea 3.6%		1,731,885
LG Household & Health Care, Ltd.	745	844,827
SK Hynix, Inc.	12,890	887,058
Spain 1.2%		606,845
Red Electrica Corp. SA	34,476	606,845
Sweden 3.3%		1,612,807
Atlas Copco AB, B Shares	22,648	700,545
Essity AB, B Shares (A)	28,162	912,262
Switzerland 5.8%		2,816,024
Novartis AG	12,453	1,062,720
Roche Holding AG	5,063	1,753,304
10	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan 2.9%		$1,407,940
Delta Electronics, Inc.	114,000	531,720
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	16,492	876,220
Thailand 2.3%		1,097,433
Advanced Info Service PCL	90,500	551,226
Kasikornbank PCL	209,400	546,207
United Kingdom 12.1%		5,854,205
Croda International PLC	11,312	693,645
Dechra Pharmaceuticals PLC	14,473	503,776
DS Smith PLC	153,370	601,354
Ferguson PLC	12,559	905,528
GlaxoSmithKline PLC, ADR	20,230	851,076
Reckitt Benckiser Group PLC	7,950	662,230
Spirax-Sarco Engineering PLC	4,776	522,680
Unilever NV	22,368	1,113,916

Total investments (Cost $45,866,283) 97.7%	$47,336,461
Other assets and liabilities, net 2.3%	1,103,705
Total net assets 100.0%	$48,440,166

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $46,130,981. Net unrealized appreciation aggregated to $1,205,480, of which $6,223,952 related to gross unrealized appreciation and $5,018,472 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $45,866,283)	$47,336,461
Foreign currency, at value (Cost $7,270)	7,270
Dividends and interest receivable	187,103
Receivable for fund shares sold	15,231
Receivable for investments sold	1,545,109
Receivable from affiliates	499
Other assets	35,941
Total assets	49,127,614
Liabilities
Due to custodian	165,364
Payable for investments purchased	458,325
Payable to affiliates
Accounting and legal services fees	3,253
Transfer agent fees	5,142
Trustees' fees	234
Other liabilities and accrued expenses	55,130
Total liabilities	687,448
Net assets	$48,440,166
Net assets consist of
Paid-in capital	$50,056,067
Total distributable earnings (loss)	(1,615,901)
Net assets	$48,440,166

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($5,232,027 ÷ 461,521 shares)[1]	$11.34
Class I ($42,707,607 ÷ 3,763,104 shares)	$11.35
Class R6 ($500,532 ÷ 44,087 shares)	$11.35
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.94

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Dividends	$483,174
Interest	6,188
Less foreign taxes withheld	(57,478)
Total investment income	431,884
Expenses
Investment management fees	245,043
Distribution and service fees	8,423
Accounting and legal services fees	5,168
Transfer agent fees	35,114
Trustees' fees	657
Custodian fees	23,880
State registration fees	25,704
Printing and postage	8,842
Professional fees	32,064
Other	7,635
Total expenses	392,530
Less expense reductions	(86,445)
Net expenses	306,085
Net investment income	125,799
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,349,425)
(2,349,425)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(3,564,174)
(3,564,174)
Net realized and unrealized loss	(5,913,599)
Decrease in net assets from operations	$(5,787,800)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$125,799	$1,291,431
Net realized loss	(2,349,425)	(774,115)
Change in net unrealized appreciation (depreciation)	(3,564,174)	6,480,810
Increase (decrease) in net assets resulting from operations	(5,787,800)	6,998,126
Distributions to shareholders
From earnings
Class A	(134,601)	(154,779)
Class I	(1,098,472)	(1,280,775)
Class R6	(53,099)	(50,231)
Total distributions	(1,286,172)	(1,485,785)
From fund share transactions	(3,799,425)	(2,269,623)
Total increase (decrease)	(10,873,397)	3,242,718
Net assets
Beginning of period	59,313,563	56,070,845
End of period	$48,440,166	$59,313,563
14	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$12.78	$11.63	$12.96	$10.00
Net investment income[3]	0.01 [4]	0.26	0.14	0.13
Net realized and unrealized gain (loss) on investments	(1.20)	1.17	(1.37)	2.83
Total from investment operations	(1.19)	1.43	(1.23)	2.96
Less distributions
From net investment income	(0.25)	(0.11)	(0.04)	—
From net realized gain	—	(0.17)	(0.06)	—
Total distributions	(0.25)	(0.28)	(0.10)	—
Net asset value, end of period	$11.34	$12.78	$11.63	$12.96
Total return (%)[5,6]	(9.58) [7]	12.62	(9.55)	29.60 [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$7	$7	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59 [8]	1.62	1.62	2.11 [8]
Expenses including reductions	1.29 [8]	1.28	1.27	1.28 [8]
Net investment income	0.22 [4,8]	2.12	1.06	1.27 [8]
Portfolio turnover (%)	18	32	19	10

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	15

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$12.80	$11.66	$13.00	$10.00
Net investment income[3]	0.03 [4]	0.28	0.17	0.11
Net realized and unrealized gain (loss) on investments	(1.20)	1.17	(1.38)	2.89
Total from investment operations	(1.17)	1.45	(1.21)	3.00
Less distributions
From net investment income	(0.28)	(0.14)	(0.07)	—
From net realized gain	—	(0.17)	(0.06)	—
Total distributions	(0.28)	(0.31)	(0.13)	—
Net asset value, end of period	$11.35	$12.80	$11.66	$13.00
Total return (%)[5]	(9.44) [6]	12.84	(9.37)	30.00 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$43	$50	$48	$48
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34 [7]	1.38	1.38	1.85 [7]
Expenses including reductions	1.04 [7]	1.04	1.03	1.02 [7]
Net investment income	0.47 [4,7]	2.31	1.28	1.07 [7]
Portfolio turnover (%)	18	32	19	10

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
16	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$12.81	$11.67	$13.00	$10.00
Net investment income[3]	0.02 [4]	0.31	0.18	0.17
Net realized and unrealized gain (loss) on investments	(1.19)	1.15	(1.37)	2.83
Total from investment operations	(1.17)	1.46	(1.19)	3.00
Less distributions
From net investment income	(0.29)	(0.15)	(0.08)	—
From net realized gain	—	(0.17)	(0.06)	—
Total distributions	(0.29)	(0.32)	(0.14)	—
Net asset value, end of period	$11.35	$12.81	$11.67	$13.00
Total return (%)[5]	(9.42) [6]	12.95	(9.21)	30.00 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22 [7]	1.27	1.28	1.75 [7]
Expenses including reductions	0.92 [7]	0.92	0.92	0.93 [7]
Net investment income	0.28 [4,7]	2.54	1.38	1.64 [7]
Portfolio turnover (%)	18	32	19	10

[1]	Six months ended 4-30-20. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG International Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
18	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$631,360	—	$631,360	—
Belgium	717,592	—	717,592	—
Brazil	1,122,245	$1,122,245	—	—
Canada	772,240	772,240	—	—
China	3,845,083	1,631,288	2,213,795	—
Denmark	2,325,961	—	2,325,961	—
Finland	543,654	—	543,654	—
France	3,106,209	—	3,106,209	—
Germany	4,152,283	—	4,152,283	—
Hong Kong	1,579,644	—	1,579,644	—
India	1,061,035	1,061,035	—	—
Indonesia	1,667,248	—	1,667,248	—
Ireland	951,946	—	951,946	—
Japan	6,576,120	—	6,576,120	—
Netherlands	1,101,361	—	1,101,361	—
Russia	1,043,937	1,043,937	—	—
South Africa	1,011,404	—	1,011,404	—
South Korea	1,731,885	—	1,731,885	—
Spain	606,845	—	606,845	—
Sweden	1,612,807	—	1,612,807	—
Switzerland	2,816,024	—	2,816,024	—
Taiwan	1,407,940	876,220	531,720	—
Thailand	1,097,433	—	1,097,433	—
United Kingdom	5,854,205	851,076	5,003,129	—
Total investments in securities	$47,336,461	$7,358,041	$39,978,420	—
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	19

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $1,421.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
20	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a long-term capital loss carryforward of $583,452 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $250 million of the fund’s average daily net assets; b) 0.800% of the next $500 million of the fund’s average daily net assets; and c) 0.750% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Boston Common Asset Management LLC. The fund is not responsible for payment of the subadvisory fees.
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	21

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.91% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 28, 2021, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$10,112
Class I	73,633
Class	Expense reduction
Class R6	$2,700
Total	$86,445

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.55% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,431 for the six months ended April 30, 2020. Of this amount, $256 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,175 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the
22	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$8,423	$4,227
Class I	—	30,763
Class R6	—	124
Total	$8,423	$35,114
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$1,100,000	1	0.525%	$(16)
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the year ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	22,915	$291,844	34,093	$419,088
Distributions reinvested	1,712	22,465	2,648	29,607
Repurchased	(104,379)	(1,190,151)	(57,893)	(682,047)
Net decrease	(79,752)	$(875,842)	(21,152)	$(233,352)
Class I shares
Sold	263,322	$3,174,033	674,003	$7,977,268
Distributions reinvested	19,587	256,978	30,644	342,595
Repurchased	(431,009)	(4,737,115)	(888,371)	(10,704,837)
Net decrease	(148,100)	$(1,306,104)	(183,724)	$(2,384,974)
Class R6 shares
Sold	13,720	$172,915	34,126	$433,072
Distributions reinvested	706	9,269	142	1,589
Repurchased	(151,610)	(1,799,663)	(6,792)	(85,958)
Net increase (decrease)	(137,184)	$(1,617,479)	27,476	$348,703
Total net decrease	(365,036)	$(3,799,425)	(177,400)	$(2,269,623)
Affiliates of the fund owned 78% and 80% of shares of Class A and Class I, respectively, on April 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $9,818,657 and $14,312,645, respectively, for the six months ended April 30, 2020.
Note 7—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
24	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock ESG International Equity Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Boston Common Asset Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       25

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       26

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       27

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Boston Common Asset Management, LLC

Portfolio Managers

Praveen S. Abichandani, CFA
Corné Biemans
Matt A. Zalosh, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       28

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U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock ESG International Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182602	469SA 4/20 6/2020

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 11, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 11, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 11, 2020